UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 to December 31, 2015

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

COMMON STOCKS - 97.4%	SHARES	VALUE (Note 4)
Consumer Discretionary - 16.5%
Aaron’s, Inc.	25,443	$569,669
Advance Auto Parts, Inc.	16,316	2,455,721
Amazon.com, Inc. †	1,328	897,582
AMC Networks, Inc., Class A †	34,298	2,561,375
AutoNation, Inc. †	16,449	981,347
AutoZone, Inc. †	7,765	5,760,931
Bed Bath & Beyond, Inc. †	40,398	1,949,203
Best Buy Co., Inc.	127,681	3,887,886
Brinker International, Inc.	32,654	1,565,759
Brunswick Corp.	16,091	812,756
Cable One, Inc.	2,357	1,022,137
Carnival Corp.	102,228	5,569,381
Carter’s, Inc.	21,255	1,892,333
Comcast Corp., Class A	91,357	5,155,276
CST Brands, Inc.	20,197	790,511
Delphi Automotive PLC (United Kingdom)	45,591	3,908,516
Dick’s Sporting Goods, Inc.	48,926	1,729,534
Dillard’s, Inc., Class A	21,061	1,383,918
Dollar General Corp.	65,456	4,704,323
Dollar Tree, Inc. †	30,513	2,356,214
Domino’s Pizza, Inc.	19,270	2,143,787
DR Horton, Inc.	111,684	3,577,239
DSW, Inc., Class A	52,298	1,247,830
Expedia, Inc.	41,511	5,159,817
Foot Locker, Inc.	65,726	4,278,105
Ford Motor Co.	124,070	1,748,146
GameStop Corp., Class A	70,648	1,980,970
Gap, Inc./The	73,928	1,826,022
General Motors Co.	99,387	3,380,152
Gentex Corp.	137,037	2,193,962
GNC Holdings, Inc., Class A	47,860	1,484,617
Goodyear Tire & Rubber Co./The	147,451	4,817,224
Graham Holdings Co., Class B	4,112	1,994,197
Groupon, Inc. †	412,055	1,265,009
H&R Block, Inc.	49,438	1,646,780
Hanesbrands, Inc.	66,818	1,966,454
Harman International Industries, Inc.	16,648	1,568,408
Hasbro, Inc.	47,121	3,174,071
Home Depot, Inc./The	147,166	19,462,704
Interpublic Group of Cos., Inc./The	49,394	1,149,892
JC Penney Co., Inc. †	86,550	576,423
John Wiley & Sons, Inc., Class A	10,655	479,795
Kohl’s Corp.	48,396	2,305,101
L Brands, Inc.	66,122	6,335,810
Lear Corp.	41,046	5,041,680
Leggett & Platt, Inc.	43,218	1,816,020
Lowe’s Cos., Inc.	132,746	10,094,006
Macy’s, Inc.	53,158	1,859,467
Michaels Cos., Inc./The †	61,332	1,356,051
Mohawk Industries, Inc. †	15,881	3,007,703
MSG Networks, Inc., Class A †	18,888	392,870
Murphy USA, Inc. †	16,858	1,023,955
NIKE, Inc., Class B	213,520	13,345,000
Nordstrom, Inc.	34,878	1,737,273
NVR, Inc. †	1,540	2,530,220
O’Reilly Automotive, Inc. †	22,526	5,708,539
Penske Automotive Group, Inc.	13,381	566,552
Priceline Group, Inc./The †	749	954,938
PVH Corp.	16,488	1,214,341
Ralph Lauren Corp.	4,680	521,726
Ross Stores, Inc.	96,597	5,197,885

	SHARES	VALUE (Note 4)
Consumer Discretionary - 16.5% (continued)
Royal Caribbean Cruises Ltd.	12,085	$1,223,123
Sally Beauty Holdings, Inc. †	66,483	1,854,211
Signet Jewelers Ltd.	4,700	581,343
Skechers U.S.A., Inc., Class A †	101,740	3,073,565
Staples, Inc.	229,130	2,169,861
Target Corp.	103,909	7,544,832
TEGNA, Inc.	122,180	3,118,034
Thor Industries, Inc.	15,255	856,568
Time Warner, Inc.	6,409	414,470
TJX Cos., Inc./The	79,602	5,644,578
Tractor Supply Co.	28,215	2,412,383
Ulta Salon Cosmetics & Fragrance, Inc. †	13,526	2,502,310
Urban Outfitters, Inc. †	24,039	546,887
Whirlpool Corp.	19,939	2,928,441
Williams-Sonoma, Inc.	23,147	1,352,016
Wyndham Worldwide Corp.	21,612	1,570,112

		219,877,847

Consumer Staples - 5.9%
Altria Group, Inc.	15,841	922,105
Archer-Daniels-Midland Co.	44,450	1,630,426
Bunge Ltd.	23,741	1,621,035
Clorox Co./The	19,468	2,469,126
Coca-Cola Enterprises, Inc.	32,029	1,577,108
ConAgra Foods, Inc.	57,740	2,434,318
Costco Wholesale Corp.	6,975	1,126,462
Coty, Inc., Class A	86,639	2,220,558
CVS Health Corp.	104,599	10,226,644
Dr Pepper Snapple Group, Inc.	59,758	5,569,446
Edgewell Personal Care Co.	14,702	1,152,196
Estee Lauder Cos., Inc./The, Class A	7,541	664,060
Flowers Foods, Inc.	59,553	1,279,794
Hormel Foods Corp.	19,823	1,567,603
Ingredion, Inc.	27,043	2,591,801
Kroger Co./The	204,879	8,570,089
Molson Coors Brewing Co., Class B	16,255	1,526,670
Mondelez International, Inc., Class A	71,855	3,221,978
Monster Beverage Corp. †	17,530	2,611,269
Nu Skin Enterprises, Inc., Class A	44,646	1,691,637
Pilgrim’s Pride Corp.	121,900	2,692,771
Pinnacle Foods, Inc.	46,536	1,975,919
Reynolds American, Inc.	25,570	1,180,055
Spectrum Brands Holdings, Inc.	7,400	753,320
Tyson Foods, Inc., Class A	86,136	4,593,633
Walgreens Boots Alliance, Inc.	139,067	11,842,250
Whole Foods Market, Inc.	14,691	492,149

		78,204,422

Energy - 2.7%
Frank’s International NV (Netherlands)	53,927	900,042
HollyFrontier Corp.	72,794	2,903,753
Marathon Petroleum Corp.	133,832	6,937,851
Newfield Exploration Co. †	17,000	553,520
Patterson-UTI Energy, Inc.	50,878	767,240
PBF Energy, Inc., Class A	74,886	2,756,554
Phillips 66	75,036	6,137,945
Rowan Cos. PLC, Class A	38,994	660,948
Tesoro Corp.	55,553	5,853,619
Valero Energy Corp.	120,167	8,497,008

		35,968,480

Financials - 27.2%
ACE Ltd. (Switzerland)	47,181	5,513,100
Aflac, Inc.	82,876	4,964,272

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 27.2% (continued)
Alleghany Corp. †	7,751	$3,704,435
Allied World Assurance Co. Holdings AG (Switzerland)	40,198	1,494,964
Allstate Corp./The	114,711	7,122,406
American Financial Group, Inc.	36,499	2,630,848
American International Group, Inc.	223,788	13,868,142
Ameriprise Financial, Inc.	38,582	4,105,896
AmTrust Financial Services, Inc.	65,330	4,023,021
Apartment Investment & Management
Co., Class A REIT	23,900	956,717
Arch Capital Group Ltd. †	70,086	4,888,499
Aspen Insurance Holdings Ltd.	27,444	1,325,545
Associated Banc-Corp.	54,104	1,014,450
Assurant, Inc.	37,481	3,018,720
Assured Guaranty Ltd.	151,125	3,994,234
Axis Capital Holdings Ltd.	40,108	2,254,872
Bank of America Corp.	1,037,579	17,462,455
Bank of New York Mellon Corp./The	190,289	7,843,713
BankUnited, Inc.	24,307	876,510
BB&T Corp.	74,873	2,830,948
Berkshire Hathaway, Inc., Class B †	17,960	2,371,438
BlackRock, Inc.	1,662	565,944
Capital One Financial Corp.	101,163	7,301,945
CBRE Group, Inc., Class A †	73,628	2,546,056
Cincinnati Financial Corp.	24,570	1,453,807
CIT Group, Inc.	24,034	954,150
Citigroup, Inc.	368,807	19,085,762
Citizens Financial Group, Inc.	62,638	1,640,489
CNA Financial Corp.	18,096	636,074
Comerica, Inc.	13,445	562,404
Credit Acceptance Corp. †	12,905	2,761,928
Discover Financial Services	42,482	2,277,885
E*TRADE Financial Corp. †	45,319	1,343,255
East West Bancorp, Inc.	67,353	2,799,191
Endurance Specialty Holdings Ltd.	23,871	1,527,505
Everest Re Group Ltd.	37,545	6,874,114
FactSet Research Systems, Inc.	9,425	1,532,222
Fifth Third Bancorp	164,126	3,298,933
First Republic Bank/CA	31,969	2,111,872
FNF Group	142,878	4,953,580
Goldman Sachs Group, Inc./The	52,204	9,408,727
Hanover Insurance Group, Inc./The	23,012	1,871,796
Hartford Financial Services Group,
Inc./The	137,877	5,992,134
Huntington Bancshares, Inc./OH	480,486	5,314,175
Intercontinental Exchange, Inc.	3,631	930,480
Jones Lang LaSalle, Inc.	19,952	3,189,527
JPMorgan Chase & Co.	428,993	28,326,408
KeyCorp	244,767	3,228,477
Lincoln National Corp.	99,449	4,998,307
Macerich Co./The REIT	16,658	1,344,134
Markel Corp. †	2,027	1,790,551
Mercury General Corp.	15,300	712,521
MetLife, Inc.	189,765	9,148,571
Morgan Stanley	77,648	2,469,983
Nasdaq, Inc.	55,033	3,201,270
Navient Corp.	146,940	1,682,463
New York Community Bancorp, Inc.	114,497	1,868,591
Northern Trust Corp.	9,018	650,108
Old Republic International Corp.	102,702	1,913,338
PacWest Bancorp	18,701	806,013
People’s United Financial, Inc.	39,645	640,267
PNC Financial Services Group, Inc./The	97,571	9,299,492

	SHARES	VALUE (Note 4)
Financials - 27.2% (continued)
Popular, Inc.	48,372	$1,370,863
Principal Financial Group, Inc.	66,306	2,982,444
Progressive Corp./The	208,011	6,614,750
Prudential Financial, Inc.	57,023	4,642,242
Raymond James Financial, Inc.	22,924	1,328,904
Regions Financial Corp.	266,622	2,559,571
Reinsurance Group of America, Inc.	29,263	2,503,450
RenaissanceRe Holdings Ltd.	21,240	2,404,156
State Street Corp.	44,845	2,975,914
SunTrust Banks, Inc.	161,332	6,911,463
SVB Financial Group †	9,463	1,125,151
Synchrony Financial †	18,325	557,263
Synovus Financial Corp.	68,079	2,204,398
Torchmark Corp.	38,597	2,206,205
Travelers Cos., Inc./The	93,440	10,545,638
Unum Group	56,003	1,864,340
US Bancorp	133,929	5,714,750
Validus Holdings Ltd.	85,404	3,953,351
Wells Fargo & Co.	572,624	31,127,841
White Mountains Insurance Group Ltd.	1,960	1,424,548
WR Berkley Corp.	74,972	4,104,717
XL Group PLC (Ireland)	73,228	2,869,073

		361,270,666

Health Care - 8.2%
Aetna, Inc.	69,697	7,535,640
Alexion Pharmaceuticals, Inc. †	3,132	597,429
AmerisourceBergen Corp.	45,128	4,680,225
Amgen, Inc.	11,199	1,817,934
Anthem, Inc.	50,591	7,054,409
Becton Dickinson and Co.	15,130	2,331,382
Boston Scientific Corp. †	43,071	794,229
Cardinal Health, Inc.	12,583	1,123,284
Centene Corp. †	56,403	3,711,881
Community Health Systems, Inc. †	22,057	585,172
CR Bard, Inc.	10,497	1,988,552
Edwards Lifesciences Corp. †	35,966	2,840,595
Express Scripts Holding Co. †	7,616	665,715
Gilead Sciences, Inc.	169,636	17,165,467
HCA Holdings, Inc. †	70,893	4,794,494
Hologic, Inc. †	22,936	887,394
Illumina, Inc. †	3,336	640,328
Laboratory Corp of America Holdings †	12,917	1,597,058
LifePoint Health, Inc. †	11,991	880,139
MEDNAX, Inc. †	10,840	776,794
Pfizer, Inc.	489,082	15,787,567
Quest Diagnostics, Inc.	43,036	3,061,581
Quintiles Transnational Holdings, Inc. †	36,032	2,473,957
ResMed, Inc.	21,842	1,172,697
St. Jude Medical, Inc.	9,684	598,181
United Therapeutics Corp. †	12,690	1,987,381
UnitedHealth Group, Inc.	121,811	14,329,846
Universal Health Services, Inc., Class B	21,370	2,553,501
VCA, Inc. †	18,160	998,800
Waters Corp. †	5,166	695,240
Zimmer Biomet Holdings, Inc.	15,298	1,569,422
Zoetis, Inc.	23,822	1,141,550

		108,837,844

Industrials - 9.7%
3M Co.	3,948	594,727
A. O. Smith Corp.	32,232	2,469,293
Acuity Brands, Inc.	10,639	2,487,398
ADT Corp./The	56,539	1,864,656

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 9.7% (continued)
AGCO Corp.	61,667	$2,799,065
Alaska Air Group, Inc.	57,844	4,657,020
AMERCO	4,647	1,810,006
American Airlines Group, Inc.	103,399	4,378,948
Avis Budget Group, Inc. †	27,741	1,006,721
Boeing Co./The	61,317	8,865,825
BWX Technologies, Inc.	40,780	1,295,581
Carlisle Cos., Inc.	7,286	646,195
CH Robinson Worldwide, Inc.	25,876	1,604,829
Cintas Corp.	44,955	4,093,153
CSX Corp.	39,956	1,036,858
Cummins, Inc.	6,606	581,394
Danaher Corp.	29,251	2,716,833
Delta Air Lines, Inc.	145,967	7,399,067
Dun & Bradstreet Corp./The	8,144	846,406
Equifax, Inc.	25,803	2,873,680
Expeditors International of Washington,
Inc.	12,959	584,451
FedEx Corp.	7,446	1,109,380
General Dynamics Corp.	42,951	5,899,749
HD Supply Holdings, Inc. †	81,424	2,445,163
Huntington Ingalls Industries, Inc.	17,989	2,281,905
JetBlue Airways Corp. †	206,306	4,672,831
L-3 Communications Holdings, Inc.	6,530	780,400
Lockheed Martin Corp.	10,882	2,363,026
Macquarie Infrastructure Corp.	14,000	1,016,400
ManpowerGroup, Inc.	24,617	2,074,967
Masco Corp.	160,486	4,541,754
Northrop Grumman Corp.	38,947	7,353,583
Orbital ATK, Inc.	4,736	423,114
Owens Corning	48,463	2,279,215
Pitney Bowes, Inc.	28,027	578,758
Raytheon Co.	16,805	2,092,727
Robert Half International, Inc.	43,172	2,035,128
Rockwell Automation, Inc.	9,511	975,924
Rollins, Inc.	20,412	528,671
RR Donnelley & Sons Co.	58,965	867,965
Ryder System, Inc.	12,489	709,750
Snap-on, Inc.	26,097	4,473,809
Southwest Airlines Co.	138,636	5,969,666
Spirit AeroSystems Holdings, Inc.,
Class A †	57,960	2,902,057
Stanley Black & Decker, Inc.	41,005	4,376,464
Textron, Inc.	54,283	2,280,429
Trinity Industries, Inc.	21,126	507,446
United Continental Holdings, Inc. †	86,819	4,974,729
United Rentals, Inc. †	15,908	1,153,966
WABCO Holdings, Inc. †	4,480	458,125
Waste Management, Inc.	43,905	2,343,210

		129,082,417

Information Technology - 23.1%
Accenture PLC, Class A (Ireland)	61,668	6,444,306
Activision Blizzard, Inc.	170,215	6,589,023
Alphabet, Inc., Class A †	41,264	32,103,805
Amdocs Ltd.	72,310	3,945,957
Analog Devices, Inc.	52,496	2,904,079
Apple, Inc.	592,328	62,348,445
Applied Materials, Inc.	91,133	1,701,453
ARRIS Group, Inc. †	49,313	1,507,498
Arrow Electronics, Inc. †	16,324	884,434
Avago Technologies Ltd. (Singapore)	49,787	7,226,583
Avnet, Inc.	22,851	978,937
Booz Allen Hamilton Holding Corp.	47,017	1,450,474

	SHARES	VALUE (Note 4)
Information Technology - 23.1% (continued)
Broadridge Financial Solutions, Inc.	27,549	$1,480,208
Brocade Communications Systems, Inc.	282,161	2,590,238
CA, Inc.	61,680	1,761,581
Cadence Design Systems, Inc. †	81,725	1,700,697
CDW Corp.	58,909	2,476,534
Cisco Systems, Inc.	635,446	17,255,536
Citrix Systems, Inc. †	12,820	969,833
Cognizant Technology Solutions Corp.,
Class A †	76,987	4,620,760
Computer Sciences Corp.	13,032	425,886
CoreLogic, Inc. †	20,314	687,832
Corning, Inc.	157,750	2,883,670
DST Systems, Inc.	8,388	956,735
eBay, Inc. †	264,908	7,279,672
Electronic Arts, Inc. †	88,899	6,109,139
F5 Networks, Inc. †	11,800	1,144,128
First Solar, Inc. †	25,533	1,684,923
Fiserv, Inc. †	46,484	4,251,427
Fortinet, Inc. †	27,662	862,225
Genpact Ltd. †	54,213	1,354,241
Global Payments, Inc.	39,020	2,517,180
Harris Corp.	21,536	1,871,478
Hewlett Packard Enterprise Co.	52,042	791,038
HP, Inc.	42,721	505,817
IAC/InterActiveCorp	14,437	866,942
Ingram Micro, Inc., Class A	38,563	1,171,544
Intel Corp.	572,914	19,736,887
IPG Photonics Corp. †	28,903	2,576,992
Jabil Circuit, Inc.	74,822	1,742,604
Juniper Networks, Inc.	140,154	3,868,250
Lam Research Corp.	50,020	3,972,588
Leidos Holdings, Inc.	11,866	667,581
Marvell Technology Group Ltd.	168,355	1,484,891
Micron Technology, Inc. †	36,553	517,591
Microsoft Corp.	485,261	26,922,280
NetApp, Inc.	80,880	2,145,746
Nuance Communications, Inc. †	56,875	1,131,244
NVIDIA Corp.	186,788	6,156,532
ON Semiconductor Corp. †	257,604	2,524,519
Palo Alto Networks, Inc. †	4,897	862,558
PayPal Holdings, Inc. †	15,455	559,471
Qorvo, Inc. †	43,390	2,208,551
Rackspace Hosting, Inc. †	34,350	869,742
Red Hat, Inc. †	17,722	1,467,559
Skyworks Solutions, Inc.	63,147	4,851,584
Synopsys, Inc. †	56,372	2,571,127
Teradyne, Inc.	87,848	1,815,818
Texas Instruments, Inc.	76,154	4,174,001
Total System Services, Inc.	61,445	3,059,961
VeriSign, Inc. †	46,069	4,024,588
Western Digital Corp.	44,034	2,644,242
Western Union Co./The	167,398	2,998,098
Xerox Corp.	200,933	2,135,918
Xilinx, Inc.	40,275	1,891,717
Zebra Technologies Corp., Class A †	11,700	814,905

		306,701,803

Materials - 2.7%
Alcoa, Inc.	106,695	1,053,080
Avery Dennison Corp.	31,266	1,959,128
Ball Corp.	28,761	2,091,788
Cabot Corp.	16,100	658,168
Celanese Corp., Series A	39,816	2,680,811
CF Industries Holdings, Inc.	41,003	1,673,332

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Materials - 2.7% (continued)
Crown Holdings, Inc. †	28,172	$1,428,320
Dow Chemical Co./The	67,545	3,477,217
Graphic Packaging Holding Co.	116,864	1,499,365
International Paper Co.	25,598	965,045
LyondellBasell Industries NV, Class A	67,632	5,877,221
Newmont Mining Corp.	69,371	1,247,984
Packaging Corp. of America	16,880	1,064,284
PPG Industries, Inc.	5,136	507,539
Reliance Steel & Aluminum Co.	24,519	1,419,895
Sealed Air Corp.	54,600	2,435,160
Sherwin-Williams Co./The	10,855	2,817,958
Steel Dynamics, Inc.	60,743	1,085,477
Westlake Chemical Corp.	11,690	635,001
WestRock Co.	42,673	1,946,742

		36,523,515

Telecommunication Services - 0.6%
CenturyLink, Inc.	27,881	701,486
Telephone & Data Systems, Inc.	40,410	1,046,215
T-Mobile US, Inc. †	145,513	5,692,468

		7,440,169

Utilities - 0.8%
Alliant Energy Corp.	11,719	731,852
CMS Energy Corp.	46,931	1,693,271
Consolidated Edison, Inc.	10,116	650,155
DTE Energy Co.	15,359	1,231,638
Edison International	6,840	404,996
Entergy Corp.	9,977	682,028
NiSource, Inc.	20,064	391,449
Pinnacle West Capital Corp.	16,200	1,044,576
Public Service Enterprise Group, Inc.	48,844	1,889,774
SCANA Corp.	15,900	961,791
Xcel Energy, Inc.	28,809	1,034,531

		10,716,061

TOTAL COMMON STOCKS (cost $1,279,721,473)		1,294,623,224

MONEY MARKET FUNDS - 5.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (2)(a)
(cost $66,881,066)	66,881,066	66,881,066

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 102.4% (cost $1,346,602,539)		1,361,504,290

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4%) (b)		(32,293,072)

NET ASSETS - 100.0%		$1,329,211,218

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at December 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
249	Goldman Sachs	S&P 500 E-Mini Futures	03/2016	$25,298,994	$25,340,730	$41,736

Collateral pledged to, or (received from), each counterparty at December 31, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$864,401	$864,401

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

COMMON STOCKS - 98.4%	SHARES	VALUE (Note 4)
Consumer Discretionary - 20.0%
1-800-Flowers.com, Inc., Class A †	36,312	$264,351
Abercrombie & Fitch Co., Class A (a)	10,223	276,021
American Axle & Manufacturing
Holdings, Inc. †	29,090	550,965
American Eagle Outfitters, Inc. (a)	52,468	813,254
American Public Education, Inc. †	9,089	169,146
America’s Car-Mart, Inc. †(a)	4,201	112,125
Ascena Retail Group, Inc. †(a)	54,619	537,997
Barnes & Noble, Inc.	12,328	107,377
Bassett Furniture Industries, Inc.	11,036	276,783
Big 5 Sporting Goods Corp.	21,413	213,916
Big Lots, Inc.	15,187	585,307
Bloomin’ Brands, Inc.	3,198	54,014
Boyd Gaming Corp. †(a)	25,189	500,505
Buckle, Inc./The (a)	14,383	442,709
Build-A-Bear Workshop, Inc. †	18,141	222,046
Burlington Stores, Inc. †	16,833	722,136
Caesars Entertainment Corp. †(a)	20,089	158,502
Caleres, Inc.	13,729	368,212
Callaway Golf Co.	6,593	62,106
Carrols Restaurant Group, Inc. †	22,372	262,647
Cato Corp./The, Class A	9,203	338,854
Cherokee, Inc. †	5,621	96,962
Chico’s FAS, Inc.	34,175	364,647
Children’s Place, Inc./The	12,517	690,938
Citi Trends, Inc.	13,434	285,473
Columbia Sportswear Co.	13,980	681,665
Conn’s, Inc. †(a)	2,275	53,394
Cooper Tire & Rubber Co.	16,354	618,999
Cooper-Standard Holding, Inc. †	5,211	404,321
Core-Mark Holding Co., Inc.	913	74,811
Cracker Barrel Old Country Store, Inc. (a)	5,260	667,126
Crown Media Holdings, Inc., Class A †	29,165	163,616
CSS Industries, Inc.	3,311	93,966
Culp, Inc.	9,656	245,938
Denny’s Corp. †	46,721	459,267
Diamond Resorts International, Inc. †(a)	14,754	376,375
Drew Industries, Inc.	9,138	556,413
Eldorado Resorts, Inc. †	9,466	104,126
Entercom Communications Corp., Class A †	8,270	92,872
Entravision Communications Corp., Class A	33,235	256,242
Ethan Allen Interiors, Inc.	10,112	281,316
Express, Inc. †	34,389	594,242
Flexsteel Industries, Inc.	3,860	170,535
Francesca’s Holdings Corp. †	14,814	257,912
Gentherm, Inc. †	4,689	222,259
G-III Apparel Group Ltd. †	12,880	570,069
Gray Television, Inc. †	30,949	504,469
Group 1 Automotive, Inc.	6,058	458,591
Guess?, Inc. (a)	24,514	462,824
Haverty Furniture Cos., Inc.	8,001	171,541
Helen of Troy Ltd. †	10,005	942,971
Hibbett Sports, Inc. †(a)	14,193	429,196
Hooker Furniture Corp.	10,234	258,306
Houghton Mifflin Harcourt Co. †	20,931	455,877
HSN, Inc.	3,772	191,127
Interval Leisure Group, Inc.	12,509	195,265
Isle of Capri Casinos, Inc. †	26,070	363,155
JAKKS Pacific, Inc. †(a)	34,612	275,512
K12, Inc. †	14,059	123,719
Kirkland’s, Inc.	11,605	168,272
Lands’ End, Inc. †(a)	4,396	103,042

	SHARES	VALUE (Note 4)
Consumer Discretionary - 20.0% (continued)
La-Z-Boy, Inc.	16,365	$399,633
LGI Homes, Inc. †(a)	6,414	156,053
Libbey, Inc.	9,855	210,109
Lithia Motors, Inc., Class A	6,457	688,768
Marcus Corp./The	5,709	108,300
Marriott Vacations Worldwide Corp.	6,292	358,329
Men’s Wearhouse, Inc./The	7,687	112,845
Metaldyne Performance Group, Inc.	2,819	51,700
Monarch Casino & Resort, Inc. †	8,012	182,033
Movado Group, Inc.	13,451	345,825
NACCO Industries, Inc., Class A	2,898	122,296
Nautilus, Inc. †	18,473	308,869
New Media Investment Group, Inc.	14,340	279,056
Nutrisystem, Inc.	17,715	383,353
Outerwall, Inc. (a)	10,394	379,797
Overstock.com, Inc. †	11,816	145,100
Oxford Industries, Inc.	6,406	408,831
Papa John’s International, Inc.	3,472	193,981
Penn National Gaming, Inc. †	35,602	570,344
Perry Ellis International, Inc. †	10,742	197,868
PetMed Express, Inc. (a)	22,260	381,536
Pier 1 Imports, Inc. (a)	14,676	74,701
Pool Corp.	4,559	368,276
Popeyes Louisiana Kitchen, Inc. †	1,440	84,240
Reading International, Inc., Class A †	7,888	103,412
Red Robin Gourmet Burgers, Inc. †	5,497	339,385
Rent-A-Center, Inc. (a)	14,923	223,397
Ruby Tuesday, Inc. †	20,347	112,112
Ruth’s Hospitality Group, Inc.	20,154	320,852
Scholastic Corp.	8,809	339,675
Scientific Games Corp., Class A †	12,204	109,470
Select Comfort Corp. †	24,950	534,180
Shoe Carnival, Inc.	14,107	327,282
Sinclair Broadcast Group, Inc., Class A	5,639	183,493
Smith & Wesson Holding Corp. †	29,419	646,630
Sonic Corp.	5,475	176,897
Speedway Motorsports, Inc.	3,385	70,137
Sportsman’s Warehouse Holdings, Inc. †	26,190	337,851
Stage Stores, Inc. (a)	14,661	133,562
Standard Motor Products, Inc.	1,662	63,239
Stein Mart, Inc.	17,670	118,919
Steven Madden Ltd. †	20,172	609,598
Stoneridge, Inc. †	3,820	56,536
Strayer Education, Inc. †	6,032	362,644
Sturm Ruger & Co., Inc.	7,936	473,065
Tenneco, Inc. †	5,222	239,742
Texas Roadhouse, Inc.	1,586	56,731
Tile Shop Holdings, Inc. †	21,686	355,650
Tilly’s, Inc., A Shares †	19,163	127,051
Time, Inc.	31,615	495,407
Tower International, Inc.	8,360	238,845
Unifi, Inc. †	2,044	57,539
Vera Bradley, Inc. †	3,281	51,709
VOXX International Corp. †	3,544	18,641
Wayfair, Inc., Class A †(a)	12,529	596,631
Wolverine World Wide, Inc.	16,616	277,653
World Wrestling Entertainment, Inc., Class A (a)	14,353	256,058
ZAGG, Inc. †	36,212	396,159

		35,848,319

Consumer Staples - 5.5%
Cal-Maine Foods, Inc. (a)	17,687	819,616
Casey’s General Stores, Inc.	8,628	1,039,243
Central Garden & Pet Co., Class A †	25,402	345,467

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 5.5% (continued)
Coca-Cola Bottling Co. Consolidated	2,337	$426,526
Dean Foods Co.	41,254	707,506
Fresh Del Monte Produce, Inc.	13,098	509,250
Fresh Market, Inc./The †(a)	4,569	107,006
Ingles Markets, Inc., Class A	11,090	488,847
John B. Sanfilippo & Son, Inc.	7,756	419,057
MGP Ingredients, Inc.	11,017	285,891
National Beverage Corp. †	1,217	55,301
Natural Grocers by Vitamin Cottage, Inc. †	3,450	70,277
Natural Health Trends Corp. (a)	11,499	385,561
Nutraceutical International Corp. †	5,046	130,288
Omega Protein Corp. †	13,982	310,400
Post Holdings, Inc. †	13,896	857,383
Revlon, Inc., Class A †	2,384	66,371
Sanderson Farms, Inc. (a)	9,350	724,812
Seaboard Corp. †	33	95,526
SpartanNash Co.	12,919	279,567
SUPERVALU, Inc. †	43,937	297,893
Universal Corp. (a)	8,561	480,101
USANA Health Sciences, Inc. †(a)	4,199	536,422
Vector Group Ltd.	4,383	103,395
Village Super Market, Inc., Class A	5,163	136,045
Weis Markets, Inc.	4,554	201,742

		9,879,493

Energy - 2.4%
Alon USA Energy, Inc.	29,654	440,065
Ardmore Shipping Corp. (Ireland)	10,967	139,500
Atwood Oceanics, Inc. (a)	8,320	85,114
Delek US Holdings, Inc.	7,188	176,825
DHT Holdings, Inc.	47,115	381,160
McDermott International, Inc. †(a)	16,114	53,982
Navios Maritime Acquisition Corp. (Monaco)	43,895	132,124
Nordic American Tankers Ltd. (Norway) (a)	29,002	450,691
Par Pacific Holdings, Inc. †	11,954	281,397
Parker Drilling Co. †	27,451	49,961
REX American Resources Corp. †(a)	6,544	353,834
Scorpio Tankers, Inc. (Monaco)	19,319	154,938
Ship Finance International Ltd. (Norway) (a)	17,899	296,587
Teekay Tankers Ltd., Class A	64,941	446,794
TETRA Technologies, Inc. †	8,557	64,349
Western Refining, Inc. (a)	22,779	811,388

		4,318,709

Financials - 21.7%
1st Source Corp.	5,646	174,292
Ambac Financial Group, Inc. †	10,413	146,719
American Equity Investment Life Holding Co.	27,601	663,252
AMERISAFE, Inc.	9,696	493,526
Anchor BanCorp Wisconsin, Inc. †	4,842	210,724
Argo Group International Holdings Ltd.	12,103	724,243
Ashford Hospitality Trust, Inc. REIT	40,835	257,669
Atlas Financial Holdings, Inc. †	12,860	255,914
Banc of California, Inc.	25,132	367,430
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	3,743	97,056
BancorpSouth, Inc.	21,088	505,901
Berkshire Hills Bancorp, Inc.	11,862	345,303
BNC Bancorp	7,891	200,274
BofI Holding, Inc. †(a)	13,865	291,858

	SHARES	VALUE (Note 4)
Financials - 21.7% (continued)
Brookline Bancorp, Inc.	31,581	$363,181
Cardinal Financial Corp.	15,432	351,078
Cathay General Bancorp	23,529	737,164
CenterState Banks, Inc.	32,323	505,855
Central Pacific Financial Corp.	14,264	314,093
Chemical Financial Corp.	12,474	427,484
City Holding Co.	4,704	214,691
CNO Financial Group, Inc.	49,829	951,236
Cowen Group, Inc., Class A †(a)	82,492	315,944
Customers Bancorp, Inc. †	16,687	454,220
Dime Community Bancshares, Inc.	19,395	339,219
Employers Holdings, Inc.	14,731	402,156
Enterprise Financial Services Corp.	13,326	377,792
EverBank Financial Corp.	3,729	59,589
FBL Financial Group, Inc., Class A	6,353	404,305
Federated National Holding Co.	7,909	233,790
Fidelity Southern Corp.	15,838	353,346
Financial Institutions, Inc.	6,331	177,268
First American Financial Corp.	26,291	943,847
First Busey Corp.	2,566	52,937
First Citizens BancShares, Inc., Class A	1,369	353,435
First Defiance Financial Corp.	9,082	343,118
First Financial Bancorp	17,381	314,075
First Financial Corp.	5,911	200,797
First Interstate BancSystem, Inc., Class A	3,229	93,867
First Merchants Corp.	16,128	409,974
First Midwest Bancorp, Inc./IL	16,241	299,322
First NBC Bank Holding Co. †	10,018	374,573
FirstMerit Corp.	34,932	651,482
Flagstar Bancorp, Inc. †	14,426	333,385
FNB Corp./PA	41,744	556,865
Fulton Financial Corp.	59,800	777,998
Great Southern Bancorp, Inc.	6,285	284,459
Great Western Bancorp, Inc.	16,276	472,329
Hancock Holding Co.	2,212	55,676
Hanmi Financial Corp.	16,265	385,806
HCI Group, Inc. (a)	8,249	287,478
Heartland Financial USA, Inc.	8,739	274,055
Heritage Financial Corp./WA	11,114	209,388
Heritage Insurance Holdings, Inc.	18,989	414,340
Hilltop Holdings, Inc. †	20,178	387,821
HomeStreet, Inc. †	15,098	327,778
Horace Mann Educators Corp.	13,015	431,838
Horizon Bancorp/IN	4,617	129,091
Impac Mortgage Holdings, Inc. †(a)	15,082	271,476
Independent Bank Corp./MI	17,665	269,038
Infinity Property & Casualty Corp.	5,921	486,884
International Bancshares Corp.	14,647	376,428
INTL. FCStone, Inc. †	11,355	379,938
Investment Technology Group, Inc.	4,725	80,419
Janus Capital Group, Inc.	10,762	151,637
Kansas City Life Insurance Co.	3,305	126,548
Kemper Corp.	13,163	490,322
Lakeland Bancorp, Inc.	5,467	64,456
LegacyTexas Financial Group, Inc.	3,903	97,653
Mack-Cali Realty Corp. REIT	2,304	53,798
Maiden Holdings Ltd.	31,341	467,294
MainSource Financial Group, Inc.	7,719	176,611
MB Financial, Inc.	15,361	497,236
Mercantile Bank Corp.	4,882	119,804
Meta Financial Group, Inc.	3,623	166,404
MGIC Investment Corp. †(a)	72,898	643,689
National General Holdings Corp.	13,185	288,224
National Western Life Group, Inc., Class A	1,003	252,696

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 21.7% (continued)
Navigators Group, Inc./The †	6,103	$523,576
NBT Bancorp, Inc.	12,512	348,835
Nelnet, Inc., Class A	2,302	77,278
Old National Bancorp/IN	29,840	404,630
OneBeacon Insurance Group Ltd., Class A	5,200	64,532
Oppenheimer Holdings, Inc., Class A	5,813	101,030
Opus Bank	8,399	310,511
Oritani Financial Corp.	16,079	265,303
Pacific Premier Bancorp, Inc. †	8,489	180,391
Peapack Gladstone Financial Corp.	4,585	94,543
Piper Jaffray Cos. †	6,131	247,692
Preferred Bank	9,096	300,350
Primerica, Inc.	2,110	99,655
PrivateBancorp, Inc.	11,606	476,078
Prosperity Bancshares, Inc.	1,101	52,694
Provident Financial Services, Inc.	22,065	444,610
QCR Holdings, Inc.	3,917	95,144
Radian Group, Inc.	26,541	355,384
Regional Management Corp. †	8,903	137,729
S&T Bancorp, Inc.	8,693	267,918
Safety Insurance Group, Inc.	1,318	74,309
Sandy Spring Bancorp, Inc.	1,980	53,381
Selective Insurance Group, Inc.	18,919	635,300
State Auto Financial Corp.	7,502	154,466
Stewart Information Services Corp.	9,909	369,903
Stock Yards Bancorp, Inc.	5,702	215,479
Stonegate Bank	7,767	255,224
Suffolk Bancorp	3,471	98,403
Talmer Bancorp, Inc., Class A	3,794	68,709
Territorial Bancorp, Inc.	7,060	195,844
Tompkins Financial Corp.	3,363	188,866
TowneBank/VA	10,651	222,286
TriState Capital Holdings, Inc. †	4,230	59,178
Trustmark Corp.	26,339	606,851
Umpqua Holdings Corp.	4,353	69,213
United Community Banks, Inc./GA	21,650	421,958
United Fire Group, Inc.	10,145	388,655
United Insurance Holdings Corp.	3,610	61,731
Universal Insurance Holdings, Inc.	20,253	469,465
Walker & Dunlop, Inc. †	18,288	526,877
Washington Federal, Inc.	28,177	671,458
Webster Financial Corp.	22,708	844,510
Wintrust Financial Corp.	16,086	780,493
WSFS Financial Corp.	1,653	53,491

		38,876,794

Health Care - 8.6%
ABIOMED, Inc. †	10,944	988,024
Aceto Corp.	1,885	50,857
Addus HomeCare Corp. †	9,377	218,297
Affymetrix, Inc. †	18,263	184,274
Almost Family, Inc. †	6,711	256,561
AMAG Pharmaceuticals, Inc. †	10,871	328,195
Amedisys, Inc. †	13,408	527,203
AMN Healthcare Services, Inc. †	13,214	410,295
Amsurg Corp. †	5,379	408,804
ANI Pharmaceuticals, Inc. †(a)	4,372	197,286
Cambrex Corp. †	12,266	577,606
Chemed Corp.	5,108	765,178
Civitas Solutions, Inc. †	4,215	121,350
Cynosure, Inc., Class A †	11,773	525,900
Depomed, Inc. †(a)	3,134	56,819
Emergent BioSolutions, Inc. †	15,774	631,118
Enanta Pharmaceuticals, Inc. †(a)	3,588	118,476

	SHARES	VALUE (Note 4)
Health Care - 8.6% (continued)
Ensign Group, Inc./The	2,564	$58,023
Exactech, Inc. †	6,344	115,144
Globus Medical, Inc., Class A †	6,679	185,810
ICU Medical, Inc. †	3,849	434,090
Inogen, Inc. †	1,289	51,676
Insys Therapeutics, Inc. †(a)	2,005	57,403
Integra LifeSciences Holdings Corp. †	5,808	393,666
Invacare Corp.	10,731	186,612
iRadimed Corp. †	8,364	234,443
Kindred Healthcare, Inc.	6,287	74,878
Lannett Co., Inc. †(a)	9,595	384,951
LeMaitre Vascular, Inc.	16,881	291,197
LHC Group, Inc. †	9,922	449,367
Ligand Pharmaceuticals, Inc. †(a)	2,057	223,020
Masimo Corp. †	15,860	658,349
Merit Medical Systems, Inc. †	19,978	371,391
Molina Healthcare, Inc. †	12,379	744,349
Natus Medical, Inc. †	6,280	301,754
NewLink Genetics Corp. †(a)	13,781	501,491
Nobilis Health Corp. †(a)	45,196	127,453
NuVasive, Inc. †	1,134	61,361
Omnicell, Inc. †	2,060	64,025
Orthofix International NV (Curacao) †	7,184	281,685
PDL BioPharma, Inc.	57,697	204,247
Pfenex, Inc. †	7,168	88,740
PharMerica Corp. †	11,078	387,730
Phibro Animal Health Corp., Class A	8,953	269,754
RTI Surgical, Inc. †	18,942	75,200
SciClone Pharmaceuticals, Inc. †	30,853	283,848
Sucampo Pharmaceuticals, Inc., Class A †	18,292	316,269
Supernus Pharmaceuticals, Inc. †	24,978	335,704
Triple-S Management Corp., Class B (Puerto Rico) †	7,318	174,973
WellCare Health Plans, Inc. †	9,020	705,454

		15,460,300

Industrials - 14.2%
ABM Industries, Inc.	11,888	338,451
ACCO Brands Corp. †	43,239	308,294
Aegion Corp. †	13,782	266,130
Aerojet Rocketdyne Holdings, Inc. †	9,279	145,309
Air Transport Services Group, Inc. †	22,280	224,582
Aircastle Ltd.	25,615	535,097
Alamo Group, Inc.	5,804	302,388
Allegiant Travel Co.	4,738	795,179
Allied Motion Technologies, Inc. (a)	12,231	320,208
American Railcar Industries, Inc. (a)	1,350	62,478
American Woodmark Corp. †	8,074	645,759
Apogee Enterprises, Inc.	9,260	402,903
Applied Industrial Technologies, Inc.	6,820	276,142
Argan, Inc.	7,119	230,656
Atlas Air Worldwide Holdings, Inc. †	10,789	446,017
Barnes Group, Inc.	14,975	529,965
Barrett Business Services, Inc.	5,715	248,831
Beacon Roofing Supply, Inc. †	7,063	290,854
Briggs & Stratton Corp.	23,367	404,249
Brink’s Co./The	10,813	312,063
Builders FirstSource, Inc. †	11,114	123,143
Casella Waste Systems, Inc., Class A †	23,248	139,023
CEB, Inc.	962	59,057
Columbus McKinnon Corp.	6,793	128,388
Comfort Systems USA, Inc.	20,009	568,656
Continental Building Products, Inc. †	17,630	307,820

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 14.2% (continued)
Covenant Transportation Group, Inc., Class A †	11,995	$226,586
CRA International, Inc. †	6,570	122,531
Deluxe Corp.	10,230	557,944
Douglas Dynamics, Inc.	13,649	287,584
EMCOR Group, Inc.	2,884	138,547
Encore Wire Corp.	1,380	51,184
EnerSys	2,726	152,465
Ennis, Inc.	15,730	302,803
Federal Signal Corp.	22,426	355,452
FTI Consulting, Inc. †	8,695	301,369
G&K Services, Inc., Class A	1,686	106,049
General Cable Corp.	20,271	272,240
Gibraltar Industries, Inc. †	12,776	325,021
Global Brass & Copper Holdings, Inc.	19,150	407,895
GP Strategies Corp. †	5,712	143,428
Greenbrier Cos., Inc./The	1,750	57,085
Griffon Corp. (a)	14,388	256,106
Hawaiian Holdings, Inc. †	21,233	750,162
Heidrick & Struggles International, Inc.	2,900	78,938
Herman Miller, Inc.	4,399	126,251
HNI Corp.	7,363	265,510
Hub Group, Inc., Class A †	2,853	94,006
Hurco Cos., Inc.	3,042	80,796
ICF International, Inc. †	8,968	318,902
Insperity, Inc.	10,539	507,453
Interface, Inc.	22,935	438,976
John Bean Technologies Corp.	10,174	506,970
Kadant, Inc.	7,634	310,017
Kaman Corp.	8,868	361,903
Kforce, Inc.	7,101	179,513
Knoll, Inc.	19,507	366,732
Korn/Ferry International	11,559	383,528
Lawson Products, Inc. †	4,682	109,325
LSI Industries, Inc.	22,519	274,507
Lydall, Inc. †	2,109	74,827
Meritor, Inc. †	32,148	268,436
MRC Global, Inc. †	11,584	149,434
Mueller Industries, Inc.	11,169	302,680
Multi-Color Corp.	5,665	338,824
MYR Group, Inc. †	17,940	369,743
National Presto Industries, Inc.	3,676	304,593
Navigant Consulting, Inc. †	15,688	251,949
NV5 Global, Inc. †	8,378	184,148
On Assignment, Inc. †	4,933	221,738
PAM Transportation Services, Inc. †	3,204	88,398
Patrick Industries, Inc. †	9,349	406,681
Resources Connection, Inc.	15,125	247,142
RPX Corp. †	23,643	260,073
SkyWest, Inc.	22,188	422,016
Standex International Corp.	1,630	135,535
Steelcase, Inc., Class A	25,915	386,134
TASER International, Inc. †(a)	8,782	151,841
Tetra Tech, Inc.	9,691	252,160
Titan Machinery, Inc. †(a)	16,174	176,782
TRC Cos., Inc. †	7,460	69,005
TrueBlue, Inc. †	14,891	383,592
UniFirst Corp.	5,529	576,122
Universal Forest Products, Inc.	8,041	549,763
USA Truck, Inc. †	6,737	117,561
Vectrus, Inc. †	6,753	141,070
Viad Corp.	8,921	251,840

	SHARES	VALUE (Note 4)
Industrials - 14.2% (continued)
Wabash National Corp. †	39,808	$470,929
West Corp.	12,198	263,111

		25,445,547

Information Technology - 21.7%
A10 Networks, Inc. †	7,866	51,601
Advanced Energy Industries, Inc. †	20,751	585,801
Alliance Fiber Optic Products, Inc. †	18,504	280,521
Ambarella, Inc. †	4,324	241,020
Amkor Technology, Inc. †	18,362	111,641
AVG Technologies NV (Netherlands) †	16,378	328,379
AVX Corp.	19,314	234,472
Axcelis Technologies, Inc. †	59,816	154,923
Blackhawk Network Holdings, Inc. †	6,059	267,868
Blucora, Inc. †	22,503	220,529
BroadSoft, Inc. †	13,262	468,944
Cabot Microelectronics Corp. †	9,355	409,562
CACI International, Inc., Class A †	6,188	574,123
Cascade Microtech, Inc. †	11,899	193,359
Ciena Corp. †	42,784	885,201
Cimpress NV (Netherlands) †(a)	4,470	362,696
Cirrus Logic, Inc. †	26,892	794,121
Coherent, Inc. †	5,402	351,724
comScore, Inc. †(a)	2,498	102,793
Convergys Corp.	28,486	709,017
CSG Systems International, Inc.	16,452	591,943
CTS Corp.	7,411	130,730
DHI Group, Inc. †	6,816	62,503
Digi International, Inc. †	15,764	179,394
EarthLink Holdings Corp.	53,874	400,284
Ebix, Inc.	16,615	544,806
Ellie Mae, Inc. †(a)	9,422	567,487
EMCORE Corp. †	20,371	124,874
Entegris, Inc. †	18,809	249,595
ePlus, Inc. †	7,428	692,735
ExlService Holdings, Inc. †	10,125	454,916
Extreme Networks, Inc. †	23,855	97,328
Fabrinet (Thailand) †	15,456	368,162
Fair Isaac Corp.	6,718	632,701
Fleetmatics Group PLC (Ireland) †(a)	9,179	466,201
FormFactor, Inc. †	29,401	264,609
Gigamon, Inc. †	17,451	463,673
Hackett Group, Inc./The	19,632	315,486
II-VI, Inc. †	21,367	396,572
Infinera Corp. †	37,901	686,766
Infoblox, Inc. †	6,267	115,250
Inphi Corp. †	14,976	404,652
Insight Enterprises, Inc. †	14,440	362,733
Integrated Device Technology, Inc. †	35,277	929,549
InterDigital, Inc.	11,744	575,926
Ixia †	29,237	363,416
IXYS Corp.	17,043	215,253
j2 Global, Inc.	10,156	836,042
Kimball Electronics, Inc. †	7,426	81,612
Lionbridge Technologies, Inc. †	24,485	120,221
Liquidity Services, Inc. †	22,221	144,436
LogMeIn, Inc. †	8,127	545,322
Luxoft Holding, Inc. (Switzerland) †	8,150	628,610
Manhattan Associates, Inc. †	15,387	1,018,158
Mattson Technology, Inc. †	17,994	63,519
MaxLinear, Inc., Class A †	23,435	345,198
Mentor Graphics Corp.	26,938	496,198
Mercury Systems, Inc. †	8,146	149,561
Mesa Laboratories, Inc.	1,680	167,160
Methode Electronics, Inc.	1,664	52,965

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 21.7% (continued)
Microsemi Corp. †	21,798	$710,397
MicroStrategy, Inc., Class A †	3,552	636,838
MKS Instruments, Inc.	17,933	645,588
Monster Worldwide, Inc. †	44,121	252,813
Multi-Fineline Electronix, Inc. †	16,476	340,724
NeoPhotonics Corp. †	41,677	452,612
NETGEAR, Inc. †	14,035	588,207
NeuStar, Inc., Class A †(a)	23,925	573,482
OmniVision Technologies, Inc. †	2,180	63,264
OSI Systems, Inc. †	815	72,258
PC Connection, Inc.	5,617	127,169
Perficient, Inc. †	8,227	140,846
PFSweb, Inc. †	10,760	138,481
Photronics, Inc. †	33,326	414,909
Plantronics, Inc.	11,352	538,312
Polycom, Inc. †	43,582	548,697
Progress Software Corp. †	8,813	211,512
QAD, Inc., Class A	4,695	96,341
Qlik Technologies, Inc. †	2,486	78,707
QLogic Corp. †	40,976	499,907
QuinStreet, Inc. †	12,155	52,145
Rambus, Inc. †(a)	19,214	222,690
RetailMeNot, Inc. †	12,575	124,744
Rofin-Sinar Technologies, Inc. †	10,929	292,679
Rubicon Project, Inc./The †	14,751	242,654
Rudolph Technologies, Inc. †	23,175	329,548
Sanmina Corp. †	19,317	397,544
Sapiens International Corp. NV (Israel)	8,982	91,616
ShoreTel, Inc. †	26,624	235,622
Sigma Designs, Inc. †	40,449	255,638
Stamps.com, Inc. †	6,319	692,626
Sykes Enterprises, Inc. †	22,795	701,630
Synaptics, Inc. †	5,422	435,603
SYNNEX Corp.	9,399	845,252
Syntel, Inc. †	3,344	151,316
Take-Two Interactive Software, Inc. †	27,884	971,479
Tech Data Corp. †	9,943	660,016
TeleTech Holdings, Inc.	8,692	242,594
Tessera Technologies, Inc.	22,286	668,803
TTM Technologies, Inc. †	43,063	280,340
Ubiquiti Networks, Inc. †(a)	10,128	320,956
United Online, Inc. †	17,066	201,208
VASCO Data Security International, Inc. †(a)	6,774	113,329
Web.com Group, Inc. †	16,418	328,524
XO Group, Inc. †	10,341	166,076
Zix Corp. †	10,261	52,126

		38,842,663

Materials - 2.4%
AEP Industries, Inc. †	4,579	353,270
American Vanguard Corp.	3,945	55,269
Chemtura Corp. †	6,997	190,808
FutureFuel Corp.	3,879	52,367
Headwaters, Inc. †	6,227	105,050
Innospec, Inc.	11,751	638,197
Kaiser Aluminum Corp.	7,358	615,570
KMG Chemicals, Inc.	8,873	204,257
Kraton Performance Polymers, Inc. †	14,769	245,313
Materion Corp.	8,322	233,016
Minerals Technologies, Inc.	4,540	208,204
Neenah Paper, Inc.	1,967	122,800
Quaker Chemical Corp.	3,410	263,457
Stepan Co.	1,476	73,342

	SHARES	VALUE (Note 4)
Materials - 2.4% (continued)
Trinseo SA †(a)	17,377	$490,031
US Concrete, Inc. †	9,335	491,581

		4,342,532

Telecommunication Services - 1.2%
Atlantic Tele-Network, Inc.	4,718	369,089
General Communication, Inc., Class A †	15,111	298,896
IDT Corp., Class B	9,799	114,256
Inteliquent, Inc.	20,257	359,967
Shenandoah Telecommunications Co.	8,689	374,061
Spok Holdings, Inc.	13,469	246,752
Vonage Holdings Corp. †	76,448	438,812

		2,201,833

Utilities - 0.7%
New Jersey Resources Corp.	2,822	93,013
ONE Gas, Inc.	17,111	858,459
Ormat Technologies, Inc.	1,493	54,450
Unitil Corp.	1,556	55,829
WGL Holdings, Inc.	2,121	133,602

		1,195,353

TOTAL COMMON STOCKS (cost $179,634,862)		176,411,543

MONEY MARKET FUNDS - 1.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (2)(b)
(cost $2,881,900)	2,881,900	2,881,900

SECURITIES LENDING COLLATERAL - 9.9%

Money Market Funds - 9.9%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.090% (2)(b)(c)
(cost $17,766,536)	17,766,536	17,766,536

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 109.9% (cost $200,283,298)		197,059,979

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.9%) (d)		(17,717,258)

NET ASSETS - 100.0%		$179,342,721

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $17,057,932; cash collateral of $17,766,536 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation/(depreciation) on futures contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at December 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
10	J.P. Morgan	E-Mini Russell 2000 Futures	03/2016	$1,132,651	$1,131,500	$(1,151)

Collateral pledged to, or (received from), each counterparty at December 31, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
J.P. Morgan
Cash	$—	$44,590	$44,590

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

COMMON STOCKS - 95.9%	SHARES	VALUE (Note 4)
Australia - 3.4%
Challenger Ltd.	15,286	$96,338
CIMIC Group Ltd.	46,761	820,272
Cochlear Ltd.	8,740	604,821
Flight Centre Travel Group Ltd.	9,312	268,565
GPT Group/The REIT	196,673	681,117
Harvey Norman Holdings Ltd.	47,125	142,456
Incitec Pivot Ltd.	317,868	908,287
Insurance Australia Group Ltd.	83,486	335,281
Macquarie Group Ltd.	23,209	1,388,432
Orica Ltd.	21,653	242,594
Qantas Airways Ltd. †	385,335	1,142,160
QBE Insurance Group Ltd.	122,136	1,110,849
Scentre Group REIT	269,825	818,419
Tabcorp Holdings Ltd.	310,655	1,057,726
Telstra Corp. Ltd.	298,620	1,213,501

		10,830,818

Austria - 0.7%
Erste Group Bank AG †	50,265	1,572,795
OMV AG	5,845	165,912
Raiffeisen Bank International AG †	22,708	332,791
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,282	35,066
voestalpine AG	8,350	255,412

		2,361,976

Belgium - 1.0%
Ageas	19,647	911,893
KBC Groep NV	22,666	1,417,218
Proximus	31,057	1,010,624

		3,339,735

Canada - 3.3%
Alimentation Couche-Tard, Inc., Class B (1)	45,125	1,986,387
Bank of Montreal (1)	1,640	92,543
Brookfield Asset Management, Inc., Class A (1)	12,929	407,856
Canadian Imperial Bank of Commerce (1)	1,674	110,322
CGI Group, Inc., Class A (1)†	4,993	199,908
Cogeco Cable, Inc. (1)	1,117	49,864
Empire Co., Ltd., Class A (1)	59,644	1,109,515
Fairfax Financial Holdings Ltd. (1)	1,727	819,891
George Weston Ltd. (1)	10,591	818,531
Great-West Lifeco, Inc. (1)	3,723	92,907
Intact Financial Corp. (1)	22,743	1,457,577
Linamar Corp. (1)	1,701	91,867
Loblaw Cos., Ltd. (1)	5,300	250,272
Magna International, Inc. (1)	27,238	1,104,717
Metro, Inc. (1)	37,583	1,052,226
National Bank of Canada (1)	10,700	311,713
Onex Corp. (1)	2,252	138,046
Open Text Corp. (1)	2,605	124,894
Power Corp. of Canada (1)	5,259	109,992
Sun Life Financial, Inc. (1)	10,917	340,441

		10,669,469

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	578,700	447,092

Denmark - 2.1%
AP Moeller - Maersk A/S, Class B	72	93,910
Danske Bank A/S	34,920	936,984

	SHARES	VALUE (Note 4)
Denmark - 2.1% (continued)
DSV A/S	8,045	$316,681
ISS A/S	38,532	1,388,953
Pandora A/S	10,549	1,330,059
Tryg A/S	40,985	814,437
Vestas Wind Systems A/S	19,539	1,364,580
William Demant Holding A/S †	5,768	549,428

		6,795,032

Finland - 1.1%
Elisa OYJ	25,834	972,001
Nokia OYJ	27,216	192,540
Nokian Renkaat OYJ	24,051	858,652
Stora Enso OYJ, R Shares	67,410	609,531
UPM-Kymmene OYJ	44,680	829,498

		3,462,222

France - 10.8%
Arkema SA	6,266	438,611
AXA SA	98,948	2,703,613
BNP Paribas SA	65,394	3,699,818
Cap Gemini SA	13,576	1,259,658
Carrefour SA	32,310	932,454
Christian Dior SE	6,014	1,021,553
Cie de Saint-Gobain	2,634	114,145
Cie Generale des Etablissements Michelin	16,998	1,617,914
Credit Agricole SA	56,528	666,134
Eurazeo SA	9,537	657,758
Lagardere SCA	11,207	334,433
LVMH Moet Hennessy Louis Vuitton SE	15,594	2,449,354
Natixis SA	102,931	582,290
Numericable-SFR SAS	13,616	494,642
Orange SA	74,331	1,243,240
Peugeot SA †	78,603	1,377,826
Renault SA	18,062	1,807,925
Safran SA	24,159	1,659,790
Sanofi	16,370	1,395,080
SCOR SE	23,063	862,965
Societe BIC SA	4,328	712,194
Societe Generale SA	52,262	2,408,345
Suez Environnement Co.	37,656	704,293
Thales SA	2,746	205,537
Valeo SA	8,077	1,245,269
Veolia Environnement SA	42,065	998,025
Vinci SA	35,182	2,254,982
Vivendi SA	35,297	758,075

		34,605,923

Germany - 9.1%
adidas AG	10,554	1,024,362
Allianz SE	21,454	3,781,869
Brenntag AG	12,421	647,230
Continental AG	8,497	2,055,509
Daimler AG	46,125	3,853,929
Deutsche Bank AG	82,919	2,013,661
Deutsche Telekom AG	172,330	3,095,159
Evonik Industries AG	22,517	744,795
Hannover Rueck SE	25,426	2,903,383
HeidelbergCement AG	12,100	986,120
Infineon Technologies AG	114,790	1,673,491
K+S AG	28,438	724,917
Merck KGaA	4,250	411,489
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	12,300	2,450,617
OSRAM Licht AG	17,328	723,946

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 9.1% (continued)
ProSiebenSat.1 Media SE	30,110	$1,519,089
Telefonica Deutschland Holding AG	121,845	642,694

		29,252,260

Hong Kong - 1.7%
BOC Hong Kong Holdings Ltd.	101,000	307,345
Cathay Pacific Airways Ltd.	162,000	278,746
CK Hutchison Holdings Ltd.	16,500	221,792
Henderson Land Development Co., Ltd.	117,731	718,161
Hysan Development Co., Ltd.	42,000	171,598
Kerry Properties Ltd.	99,500	270,776
Link REIT	26,000	155,009
New World Development Co., Ltd.	157,000	154,164
NWS Holdings Ltd.	261,000	389,606
PCCW Ltd.	698,000	408,020
Sino Land Co., Ltd.	222,000	323,400
Swire Properties Ltd.	72,200	207,599
Techtronic Industries Co., Ltd.	138,500	560,682
WH Group Ltd. 144A †(a)	673,500	374,850
Wharf Holdings Ltd./The	23,000	126,810
Wheelock & Co., Ltd.	81,000	339,891
Yue Yuen Industrial Holdings Ltd.	133,500	452,234

		5,460,683

Italy - 3.0%
Assicurazioni Generali SpA	79,585	1,453,755
Banco Popolare SC †	69,272	954,591
Enel SpA	57,227	239,970
Eni SpA	15,948	236,959
Intesa Sanpaolo SpA	888,836	2,951,825
Mediobanca SpA	103,622	993,327
Prysmian SpA	64,027	1,398,934
Telecom Italia SpA †	122,135	154,783
UniCredit SpA	161,482	892,784
UnipolSai SpA	151,569	385,607

		9,662,535

Japan - 34.7%
Acom Co., Ltd. †	81,500	383,784
Aeon Co., Ltd.	6,100	93,986
AEON Financial Service Co., Ltd.	28,400	634,420
Aisin Seiki Co., Ltd.	32,700	1,407,356
Alfresa Holdings Corp.	46,300	914,439
Alps Electric Co., Ltd.	34,400	932,860
Amada Holdings Co., Ltd.	44,400	423,695
Asahi Glass Co., Ltd.	16,000	91,662
Asahi Kasei Corp.	78,000	527,444
Bandai Namco Holdings, Inc.	18,300	386,626
Bank of Yokohama Ltd./The	85,000	521,016
Bridgestone Corp.	42,000	1,440,660
Casio Computer Co., Ltd.	27,600	645,198
Central Japan Railway Co.	13,400	2,378,955
Chiba Bank Ltd./The	157,000	1,114,108
Chubu Electric Power Co., Inc.	86,300	1,181,769
Credit Saison Co., Ltd.	16,800	330,997
Daicel Corp.	31,600	470,268
Dai-ichi Life Insurance Co., Ltd./The	156,600	2,605,462
Daiichi Sankyo Co., Ltd.	74,200	1,531,466
Dentsu, Inc.	20,700	1,132,543
Eisai Co., Ltd.	10,500	694,583
Fuji Heavy Industries Ltd.	51,700	2,129,847
FUJIFILM Holdings Corp.	37,800	1,577,488
Fukuoka Financial Group, Inc.	219,000	1,085,938
Gunma Bank Ltd./The	45,000	261,641
Hachijuni Bank Ltd./The	159,000	973,079

	SHARES	VALUE (Note 4)
Japan - 34.7% (continued)
Hiroshima Bank Ltd./The	253,000	$1,437,996
Hisamitsu Pharmaceutical Co., Inc.	3,400	142,741
Hitachi Chemical Co., Ltd.	17,100	271,286
Hitachi High-Technologies Corp.	3,400	91,947
Hokuhoku Financial Group, Inc.	698,000	1,422,903
Honda Motor Co., Ltd.	88,200	2,819,008
Hoya Corp.	14,900	609,299
Iida Group Holdings Co., Ltd.	73,200	1,356,689
ITOCHU Corp.	84,600	1,000,687
Iyo Bank Ltd./The	56,600	549,908
Japan Airlines Co., Ltd.	22,500	805,340
JFE Holdings, Inc.	26,100	409,833
JTEKT Corp.	37,900	620,351
Kaneka Corp.	73,000	758,781
Kansai Electric Power Co., Inc./The †	115,500	1,384,821
KDDI Corp.	75,700	1,965,944
Kobe Steel Ltd.	211,000	229,255
Koito Manufacturing Co., Ltd.	32,500	1,332,742
Konami Holdings Corp.	14,700	349,927
Konica Minolta, Inc.	39,700	397,603
Kose Corp.	7,100	656,472
Mabuchi Motor Co., Ltd.	5,300	287,233
Mazda Motor Corp.	8,800	181,586
Medipal Holdings Corp.	49,800	848,791
MEIJI Holdings Co., Ltd.	5,800	479,078
Minebea Co., Ltd.	17,000	145,553
Mitsubishi Chemical Holdings Corp.	200,000	1,268,944
Mitsubishi Electric Corp.	14,000	146,956
Mitsubishi Materials Corp.	29,000	91,340
Mitsubishi UFJ Financial Group, Inc.	855,900	5,301,658
Mitsubishi UFJ Lease & Finance Co., Ltd.	112,500	578,952
Mitsui Chemicals, Inc.	198,000	878,132
Mixi, Inc.	5,100	190,757
Mizuho Financial Group, Inc.	1,301,400	2,602,800
MS&AD Insurance Group Holdings, Inc.	68,800	2,017,538
Murata Manufacturing Co., Ltd.	16,000	2,302,101
Nexon Co., Ltd.	80,400	1,307,926
NHK Spring Co., Ltd.	9,300	93,244
Nippon Express Co., Ltd.	36,000	169,172
Nippon Telegraph & Telephone Corp.	73,700	2,933,121
Nippon Yusen KK	90,000	218,132
Nissan Motor Co., Ltd.	153,500	1,607,259
Nitto Denko Corp.	21,500	1,569,622
NOK Corp.	37,200	869,024
Nomura Holdings, Inc.	447,100	2,490,372
Nomura Real Estate Holdings, Inc.	8,000	148,418
NSK Ltd.	46,700	507,439
NTT Data Corp.	2,100	101,527
NTT DOCOMO, Inc.	89,400	1,833,737
Obayashi Corp.	16,000	147,635
Oji Holdings Corp.	118,000	474,241
ORIX Corp.	161,700	2,268,403
Otsuka Corp.	7,200	353,691
Otsuka Holdings Co., Ltd.	15,400	547,146
Panasonic Corp.	22,600	229,108
Rohm Co., Ltd.	5,400	273,515
Santen Pharmaceutical Co., Ltd.	45,000	740,854
Sekisui House Ltd.	26,900	452,290
Seven & i Holdings Co., Ltd.	17,900	819,544
Shimadzu Corp.	41,000	686,337
Shimamura Co., Ltd.	1,700	199,086
Shinsei Bank Ltd.	103,000	189,550
Shionogi & Co., Ltd.	37,300	1,687,087

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 34.7% (continued)
Shiseido Co., Ltd.	5,200	$107,893
Shizuoka Bank Ltd./The	31,000	300,639
Sompo Japan Nipponkoa Holdings, Inc.	55,500	1,822,326
Sony Corp.	100,300	2,465,053
Stanley Electric Co., Ltd.	8,100	177,694
Sumitomo Chemical Co., Ltd.	217,000	1,246,252
Sumitomo Electric Industries Ltd.	18,300	258,411
Sumitomo Heavy Industries Ltd.	32,000	143,451
Sumitomo Mitsui Financial Group, Inc.	92,300	3,483,499
Sumitomo Mitsui Trust Holdings, Inc.	138,000	522,652
Sumitomo Rubber Industries Ltd.	18,500	240,562
Suzuken Co., Ltd.	20,700	786,645
Suzuki Motor Corp.	24,000	729,212
T&D Holdings, Inc.	90,200	1,190,057
Taiyo Nippon Sanso Corp.	20,200	182,684
TDK Corp.	18,200	1,165,600
Teijin Ltd.	237,000	807,664
Tohoku Electric Power Co., Inc.	101,600	1,270,134
Tokio Marine Holdings, Inc.	39,800	1,537,260
Tokyo Electric Power Co., Inc. †	282,600	1,627,284
Toppan Printing Co., Ltd.	31,000	285,608
TOTO Ltd.	18,900	663,995
Toyo Seikan Group Holdings Ltd.	25,200	467,438
Toyoda Gosei Co., Ltd.	6,500	147,660
Toyota Motor Corp.	7,800	480,316
West Japan Railway Co.	12,200	843,301
Yamaguchi Financial Group, Inc.	72,000	852,999
Yamaha Corp.	43,000	1,038,638
Yamaha Motor Co., Ltd.	40,300	903,337
Yamazaki Baking Co., Ltd.	24,000	539,659
Yokohama Rubber Co., Ltd./The	12,600	193,509

		111,205,154

Netherlands - 3.8%
Aegon NV	44,777	253,235
Boskalis Westminster	21,691	884,823
ING Groep NV CVA	296,462	4,011,142
Koninklijke Ahold NV	137,367	2,897,543
NN Group NV	40,055	1,413,257
Randstad Holding NV	19,714	1,227,619
Wolters Kluwer NV	40,174	1,349,185

		12,036,804

Norway - 0.1%
Yara International ASA	5,386	231,643

Portugal - 0.3%
Jeronimo Martins SGPS SA	76,025	989,267

Singapore - 1.0%
CapitaLand Commercial Trust Ltd. REIT	273,500	259,492
ComfortDelGro Corp. Ltd.	226,400	484,784
DBS Group Holdings Ltd.	53,900	631,681
Oversea-Chinese Banking Corp. Ltd.	157,800	975,587
United Overseas Bank Ltd.	48,700	671,418

		3,022,962

South Africa - 0.3%
Investec PLC	20,356	143,530
Mondi PLC	41,628	815,940

		959,470

Spain - 2.0%
ACS Actividades de Construccion y Servicios SA	3,200	93,624
Endesa SA	35,172	706,593

	SHARES	VALUE (Note 4)
Spain - 2.0% (continued)
Ferrovial SA	71,088	$1,607,529
Gas Natural SDG SA	19,740	402,543
Iberdrola SA	304,354	2,157,557
Industria de Diseno Textil SA	20,742	712,573
Mapfre SA	101,215	253,358
Telefonica SA	37,265	413,415

		6,347,192

Sweden - 1.6%
Boliden AB	24,785	415,253
Electrolux AB, Series B	19,837	478,615
Husqvarna AB, B Shares	15,781	104,145
Investor AB, B Shares	8,330	306,129
Nordea Bank AB	125,625	1,378,327
Securitas AB, B Shares	86,505	1,322,741
Svenska Cellulosa AB SCA, Class B	8,356	242,158
Tele2 AB, B Shares	56,104	559,496
Telefonaktiebolaget LM Ericsson, B
Shares	28,109	271,008

		5,077,872

Switzerland - 4.2%
Actelion Ltd. †	1,458	202,580
Adecco SA †	10,431	713,926
Baloise Holding AG	18,313	2,320,960
Coca-Cola HBC AG †	4,247	90,443
Credit Suisse Group AG †	92,147	1,985,027
Givaudan SA †	631	1,145,241
STMicroelectronics NV	32,902	220,271
Swiss Life Holding AG †	7,566	2,037,901
Swiss Re AG	36,872	3,601,152
Swisscom AG	984	492,398
Zurich Insurance Group AG †	2,317	595,237

		13,405,136

United Kingdom - 11.6%
3i Group PLC	125,998	892,546
AstraZeneca PLC	4,834	326,524
Aviva PLC	59,245	449,698
BAE Systems PLC	67,524	497,147
Barclays PLC	417,066	1,342,439
Barratt Developments PLC	66,926	616,704
British Land Co. PLC/The REIT	80,014	925,832
BT Group PLC	671,987	4,665,993
Direct Line Insurance Group PLC	489,997	2,937,097
Dixons Carphone PLC	134,615	990,643
easyJet PLC	5,939	152,317
Fiat Chrysler Automobiles NV †	95,501	1,326,304
Hammerson PLC REIT	43,773	386,969
HSBC Holdings PLC	107,591	849,347
Imperial Tobacco Group PLC	33,503	1,769,550
Inmarsat PLC	11,677	195,758
International Consolidated Airlines
Group SA	168,326	1,508,737
Intu Properties PLC REIT	169,532	792,040
J Sainsbury PLC	23,795	90,616
Kingfisher PLC	186,614	903,862
Land Securities Group PLC REIT	27,580	478,100
Legal & General Group PLC	187,218	738,744
Marks & Spencer Group PLC	185,873	1,237,579
National Grid PLC	126,341	1,742,443
Next PLC	2,690	288,828
Old Mutual PLC	44,546	117,185
Persimmon PLC †	36,336	1,084,024
Prudential PLC	33,550	755,864

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
United Kingdom - 11.6% (continued)
Royal Mail PLC	154,174	$1,009,821
Sage Group PLC/The	90,822	806,960
Segro PLC REIT	40,038	253,380
Shire PLC	2,591	177,762
Sky PLC	54,136	887,438
Sports Direct International PLC †	21,973	186,729
Taylor Wimpey PLC	301,137	900,208
Vodafone Group PLC	702,002	2,276,429
William Hill PLC	67,084	391,509
WPP PLC	95,069	2,186,756

		37,139,882

TOTAL COMMON STOCKS (cost $312,121,410)		307,303,127

EXCHANGE-TRADED FUNDS (ETF) - 2.9%

United States - 2.9%
iShares MSCI EAFE ETF (1)
(cost $9,246,419)	158,947	9,338,136

MONEY MARKET FUNDS - 1.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (b)
(cost $6,238,899)	6,238,899	6,238,899

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 100.7% (cost $327,606,728)		322,880,162

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)		(2,151,072)

NET ASSETS - 100.0%		$320,729,090

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$61,280,383	19.1%
Consumer Staples	15,300,445	4.8
Energy	402,870	0.1
Exchange-Traded Funds	9,338,136	2.9
Financials	115,855,053	36.2
Health Care	12,170,736	3.8
Industrials	32,562,788	10.2
Information Technology	14,480,005	4.5
Materials	18,001,026	5.6
Telecommunication Services	24,834,389	7.7
Utilities	12,415,432	3.9
Money Market Funds	6,238,899	1.9

Total Investments In Securities, At Value	322,880,162	100.7
Liabilities in Excess of Other Assets	(2,151,072)	(0.7)

Net Assets	$320,729,090	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

COMMON STOCKS - 95.3%	SHARES	VALUE (Note 4)
Brazil - 2.6%
BRF SA (1)	10,200	$142,832
Cia Paranaense de Energia ADR (1)(a)	15,535	91,190
EDP - Energias do Brasil SA (1)	255,800	778,473
Equatorial Energia SA (1)	110,100	952,878
Fibria Celulose SA ADR (1)	68,051	863,567
Itau Unibanco Holding SA ADR (1)	12,760	83,068
JBS SA (1)	316,100	986,751
Lojas Renner SA (1)	52,900	228,648
Porto Seguro SA (1)	73,000	531,228
Telefonica Brasil SA ADR (1)	8,329	75,211
Ultrapar Participacoes SA (1)	19,300	294,897

		5,028,743

Chile - 0.9%
Cencosud SA (1)	38,081	76,048
Cia Cervecerias Unidas SA ADR (1)	8,235	178,370
Corpbanca SA (1)	51,877,606	417,182
Enersis SA ADR (1)	97,255	1,181,649

		1,853,249

China - 29.8%
Agricultural Bank of China Ltd., H Shares	2,948,000	1,199,691
Air China Ltd., H Shares	248,000	194,506
Anhui Conch Cement Co., Ltd., H Shares (a)	62,000	165,731
ANTA Sports Products Ltd.	220,000	601,450
Bank of China Ltd., H Shares (a)	8,160,000	3,620,701
Bank of Communications Co., Ltd., H Shares	1,764,000	1,237,053
Beijing Capital International Airport Co., Ltd., H Shares	378,000	405,992
Belle International Holdings Ltd.	1,032,000	772,150
China Cinda Asset Management Co., Ltd., H Shares	156,000	57,417
China CITIC Bank Corp. Ltd., H Shares †	1,246,000	803,063
China Communications Services Corp. Ltd., H Shares	174,000	65,087
China Construction Bank Corp., H Shares	11,153,000	7,607,998
China Everbright Bank Co., Ltd., H Shares	2,062,000	998,436
China Galaxy Securities Co., Ltd., H Shares (a)	942,000	856,123
China Life Insurance Co., Ltd., H Shares	364,000	1,168,512
China Longyuan Power Group Corp. Ltd., H Shares	75,000	56,398
China Merchants Bank Co., Ltd., H Shares	1,320,500	3,091,080
China Minsheng Banking Corp. Ltd., H Shares	3,047,000	3,005,861
China Pacific Insurance Group Co., Ltd., H Shares	118,000	482,900
China Railway Construction Corp. Ltd., H Shares	783,000	963,692
China Southern Airlines Co., Ltd., H Shares	1,184,000	912,746
China Telecom Corp. Ltd., H Shares	1,986,000	926,404
China Vanke Co., Ltd., H Shares (3)(a)(b)	669,600	1,990,054
Chongqing Rural Commercial Bank Co., Ltd., H Shares	1,319,000	792,219
CNOOC Ltd. ADR (1)(a)	23,799	2,484,140
Country Garden Holdings Co., Ltd.	2,254,000	918,636

	SHARES	VALUE (Note 4)
China - 29.8% (continued)
Dalian Wanda Commercial Properties Co., Ltd., H Shares 144A (c)	24,300	$141,037
Dongfeng Motor Group Co., Ltd., H Shares	142,000	188,110
Evergrande Real Estate Group Ltd. (a)	1,290,000	1,129,362
Geely Automobile Holdings Ltd. (a)	1,795,000	948,492
GOME Electrical Appliances Holding Ltd. (a)	999,000	165,601
Guangzhou R&F Properties Co., Ltd., H Shares	224,000	274,650
Huadian Power International Corp. Ltd., H Shares	892,000	577,192
Huaneng Power International, Inc., H Shares	576,000	493,224
Industrial & Commercial Bank of China Ltd., H Shares	11,179,000	6,700,900
Jiangsu Expressway Co., Ltd., H Shares	86,000	115,421
Longfor Properties Co., Ltd.	399,000	593,434
New China Life Insurance Co., Ltd., H Shares	75,500	315,506
People’s Insurance Co. Group of China Ltd./The, H Shares	1,604,000	780,947
PICC Property & Casualty Co., Ltd., H Shares	532,000	1,049,911
Ping An Insurance Group Co. of China Ltd., H Shares	1,222,500	6,741,727
Shui On Land Ltd.	1,933,500	528,428
Sihuan Pharmaceutical Holdings Group Ltd. (3)(b)	24,000	12,015
Sino-Ocean Land Holdings Ltd.	1,282,500	817,738
Sinopec Engineering Group Co., Ltd., H Shares	88,500	75,281
Sinopec Shanghai Petrochemical Co., Ltd., H Shares †	1,034,000	408,953
TravelSky Technology Ltd., H Shares	73,000	119,523
Zhejiang Expressway Co., Ltd., H Shares	222,000	265,255
ZHuzhou CSR Times Electric Co., Ltd., H Shares (a)	107,000	617,022
ZTE Corp., H Shares	90,400	205,216

		58,642,985

Hong Kong - 9.9%
China Everbright Ltd.	438,000	1,000,403
China Jinmao Holdings Group Ltd.	1,722,000	586,554
China Mobile Ltd. ADR (1)	153,171	8,628,123
China Overseas Land & Investment Ltd. (a)	648,000	2,255,923
China Power International Development Ltd.	1,407,000	809,917
China Resources Land Ltd.	520,000	1,504,725
China Resources Power Holdings Co., Ltd.	274,000	530,110
China Taiping Insurance Holdings Co., Ltd. †	322,000	988,383
China Unicom Hong Kong Ltd.	562,000	678,898
CITIC Ltd. (a)	700,000	1,234,270
Far East Horizon Ltd.	492,000	455,828
Guangdong Investment Ltd.	168,000	237,254
Sino Biopharmaceutical Ltd.	204,000	184,440
Yuexiu Property Co., Ltd.	2,246,000	386,656

		19,481,484

Hungary - 1.8%
MOL Hungarian Oil & Gas PLC	22,260	1,085,682
OTP Bank PLC	65,700	1,350,882

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Hungary - 1.8% (continued)
Richter Gedeon Nyrt	63,743	$1,203,117

		3,639,681

India - 0.6%
Dr. Reddy’s Laboratories Ltd. ADR
(1)(a)	2,027	93,830
Infosys Ltd. ADR (1)	5,022	84,118
Reliance Industries Ltd. GDR 144A (c)	3,120	95,215
State Bank of India GDR	29,014	975,766

		1,248,929

Indonesia - 0.6%
Adaro Energy Tbk PT	1,770,700	65,432
Bank Negara Indonesia Persero Tbk PT	178,000	63,727
Lippo Karawaci Tbk PT	2,784,300	208,379
Telekomunikasi Indonesia Persero Tbk
PT	402,400	90,128
United Tractors Tbk PT	574,600	699,641

		1,127,307

Korea, Republic of - 20.1%
Amorepacific Corp. †	564	197,923
AMOREPACIFIC Group †	1,259	157,288
BGF retail Co., Ltd. †	4,193	607,027
BNK Financial Group, Inc. †	66,515	473,849
CJ Corp. †	3,538	751,497
CJ E&M Corp. †	3,121	213,038
Daelim Industrial Co., Ltd. †	2,969	167,647
Daewoo Securities Co., Ltd. †	96,418	763,236
DGB Financial Group, Inc. †	20,393	173,729
Dongbu Insurance Co., Ltd. †	17,752	1,062,128
E-MART, Inc. †	1,508	241,973
GS Retail Co., Ltd. †	4,824	219,778
Hankook Tire Co., Ltd. †	7,097	283,069
Hanwha Chemical Corp. †	41,564	946,996
Hanwha Corp. †	27,933	926,135
Hanwha Life Insurance Co., Ltd. †	111,489	700,463
Hyosung Corp. †	8,845	874,802
Hyundai Department Store Co., Ltd. †	1,756	188,204
Hyundai Development Co.-Engineering & Construction †	18,526	605,395
Hyundai Marine & Fire Insurance Co., Ltd. †	32,184	986,119
Hyundai Steel Co. †	7,426	312,929
Industrial Bank of Korea †	34,292	358,573
Kangwon Land, Inc. †	14,789	482,689
KB Financial Group, Inc. †	42,476	1,196,711
Kia Motors Corp. †	29,015	1,293,778
Korea Electric Power Corp. †	34,493	1,461,372
Korea Investment Holdings Co., Ltd. †	15,901	664,476
Korean Air Lines Co., Ltd. †	14,442	339,020
KT Corp. †	9,941	238,219
KT&G Corp. †	13,831	1,229,094
LG Chem Ltd. †	5,588	1,542,753
LG Corp. †	4,009	240,991
LG Display Co., Ltd. †	20,220	418,804
LG Household & Health Care Ltd. †	738	655,331
LG Innotek Co., Ltd. †	3,872	321,854
LG Uplus Corp. †	90,998	803,538
Lotte Chemical Corp. †	4,846	988,813
Lotte Chilsung Beverage Co., Ltd. †	82	154,725
Mirae Asset Securities Co., Ltd. †	19,299	351,135
NCSoft Corp.	3,633	654,941
NH Investment & Securities Co., Ltd. †	33,205	280,952
S-1 Corp. †	3,289	279,058
Samsung Card Co., Ltd. †	16,985	444,664
Samsung Electro-Mechanics Co., Ltd. †	13,598	722,491

	SHARES	VALUE (Note 4)
Korea, Republic of - 20.1% (continued)
Samsung Electronics Co., Ltd. GDR
(LSE)	13,758	$7,294,286
Samsung Electronics Co., Ltd. GDR	863	463,682
Samsung Fire & Marine Insurance Co., Ltd. †	938	245,199
Samsung Life Insurance Co., Ltd. †	2,221	207,552
Samsung Securities Co., Ltd. †	22,983	806,616
Shinhan Financial Group Co., Ltd. †	7,981	268,096
Shinsegae Co., Ltd. †	3,239	630,182
SK Hynix, Inc. †	32,571	841,405
SK Innovation Co., Ltd. †	10,353	1,135,424
SK Telecom Co., Ltd. ADR (1)	3,613	72,802
S-Oil Corp.	15,369	1,029,512
Woori Bank	75,926	567,871

		39,539,834

Malaysia - 0.7%
Tenaga Nasional Bhd	351,000	1,086,763
YTL Corp. Bhd	994,100	362,709

		1,449,472

Malta - 0.6%
Brait SE †(a)	110,627	1,193,528

Mexico - 0.4%
Gruma SAB de CV, Class B (1)	51,300	719,590
Grupo Lala SAB de CV (1)	49,500	115,087

		834,677

Netherlands - 0.5%
Steinhoff International Holdings NV	196,309	1,002,934

Peru - 0.1%
Cia de Minas Buenaventura SAA ADR (1)†	20,169	86,324
Credicorp Ltd. (1)	763	74,255

		160,579

Poland - 2.4%
Enea SA	150,088	430,684
Energa SA	108,410	348,995
Eurocash SA	45,947	566,228
Grupa Azoty SA †	21,249	538,027
Grupa Lotos SA †	51,992	357,631
KGHM Polska Miedz SA	16,945	273,326
Orange Polska SA	36,247	60,520
PGE Polska Grupa Energetyczna SA	38,935	126,230
Polski Koncern Naftowy Orlen SA	70,835	1,219,373
Polskie Gornictwo Naftowe i Gazownictwo SA	529,389	690,941
Tauron Polska Energia SA	103,207	75,615

		4,687,570

Russia - 1.9%
MMC Norilsk Nickel PJSC ADR (1)	122,754	1,556,299
Mobile TeleSystems PJSC ADR (1)	29,877	184,640
Severstal PAO GDR	72,511	605,827
Sistema JSFC GDR	55,190	324,919
Tatneft PAO ADR (1)	3,207	84,793
Tatneft PAO ADR	35,099	928,274

		3,684,752

South Africa - 5.6%
AngloGold Ashanti Ltd. ADR (1)†	88,565	628,812
Bidvest Group Ltd./The	33,526	711,596
Capitec Bank Holdings Ltd.	8,845	307,592
Discovery Ltd.	15,232	130,639
Exxaro Resources Ltd.	42,976	122,087
FirstRand Ltd.	105,245	287,630

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
South Africa - 5.6% (continued)
Foschini Group Ltd./The	11,876	$93,320
Gold Fields Ltd. ADR (1)	66,124	183,163
Growthpoint Properties Ltd. REIT	48,888	73,377
Hyprop Investments Ltd. REIT	89,153	596,689
Investec Ltd.	126,975	896,981
Liberty Holdings Ltd.	57,907	430,972
MMI Holdings Ltd.	80,382	113,989
Mondi Ltd.	48,473	959,241
MTN Group Ltd.	55,761	480,345
Netcare Ltd.	163,496	358,086
Pick n Pay Stores Ltd.	66,065	277,503
Pioneer Foods Group Ltd.	23,371	239,733
Redefine Properties Ltd. REIT	517,191	324,651
Resilient REIT Ltd. REIT	80,551	599,299
Sappi Ltd. †	76,146	319,936
Sasol Ltd.	14,762	398,542
SPAR Group Ltd./The	25,226	300,146
Standard Bank Group Ltd.	115,776	848,666
Telkom SA SOC Ltd.	158,107	656,892
Truworths International Ltd.	103,789	611,837
Woolworths Holdings Ltd.	20,512	132,698

		11,084,422

Taiwan - 13.9%
Advanced Semiconductor Engineering, Inc.	214,000	245,826
Asustek Computer, Inc.	70,000	577,981
AU Optronics Corp.	1,045,000	308,081
Casetek Holdings Ltd.	79,000	320,827
Catcher Technology Co., Ltd.	109,000	908,670
Cathay Financial Holding Co., Ltd.	393,200	550,850
Chailease Holding Co., Ltd. †	255,240	439,280
Chicony Electronics Co., Ltd.	109,545	239,617
China Airlines Ltd. †	1,495,000	544,887
China Development Financial Holding Corp.	934,000	232,965
China Life Insurance Co., Ltd./Taiwan	1,276,500	974,772
Compal Electronics, Inc.	236,000	132,066
CTBC Financial Holding Co., Ltd.	352,259	180,357
E.Sun Financial Holding Co., Ltd.	468,000	271,713
Eva Airways Corp. †	1,027,000	579,976
Evergreen Marine Corp. Taiwan Ltd.	173,110	69,617
Far EasTone Telecommunications Co., Ltd. †	241,000	495,304
Feng TAY Enterprise Co., Ltd.	51,870	263,785
Foxconn Technology Co., Ltd.	393,613	829,155
Fubon Financial Holding Co., Ltd.	1,118,000	1,520,736
Hon Hai Precision Industry Co., Ltd.	1,102,630	2,698,464
Innolux Corp.	2,858,000	859,030
Inventec Corp.	259,000	168,846
Largan Precision Co., Ltd.	1,000	68,425
Lite-On Technology Corp.	80,000	77,151
Mega Financial Holding Co., Ltd.	450,000	290,121
Pegatron Corp.	452,000	983,086
Pou Chen Corp.	579,000	755,549
Powertech Technology, Inc.	412,000	812,377
Shin Kong Financial Holding Co., Ltd.	2,857,786	619,112
Siliconware Precision Industries Co., Ltd.	31,729	50,106
SinoPac Financial Holdings Co., Ltd.	817,841	232,217
Taiwan Business Bank †	679,106	168,629
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	296,567	6,746,899
Transcend Information, Inc.	80,000	207,790
Uni-President Enterprises Corp.	545,000	908,480
United Microelectronics Corp.	1,924,000	703,101

	SHARES	VALUE (Note 4)
Taiwan - 13.9% (continued)
Wan Hai Lines Ltd.	614,000	$338,359
Wistron Corp.	179,192	100,533
WPG Holdings Ltd.	193,000	183,218
Zhen Ding Technology Holding Ltd.	318,000	725,054

		27,383,012

Thailand - 1.5%
Bangkok Bank PCL NVDR	17,500	73,831
Delta Electronics Thailand PCL NVDR	217,400	459,379
Indorama Ventures PCL NVDR	159,300	93,286
IRPC PCL NVDR	3,569,600	423,316
Kasikornbank PCL NVDR	24,100	100,174
Krung Thai Bank PCL NVDR	257,900	118,942
PTT Global Chemical PCL NVDR	400,200	553,583
PTT PCL NVDR	8,800	59,281
Thai Oil PCL NVDR	336,600	613,526
Thai Union Group PCL NVDR	728,600	346,117
TMB Bank PCL NVDR	1,619,200	108,261

		2,949,696

Turkey - 1.4%
Eregli Demir ve Celik Fabrikalari TAS	911,567	948,594
TAV Havalimanlari Holding AS	90,246	562,547
Tupras Turkiye Petrol Rafinerileri AS †	14,640	349,168
Turk Hava Yollari AO †	225,863	571,298
Turkiye Sise ve Cam Fabrikalari AS	223,446	244,210
Turkiye Vakiflar Bankasi Tao, Class D	50,784	66,554

		2,742,371

TOTAL COMMON STOCKS (cost $214,395,308)		187,735,225

PREFERRED STOCKS - 1.6%

Brazil - 1.4%
Braskem SA, Class A (1)	122,900	858,009
Centrais Eletricas Brasileiras SA, Class B (1)	114,600	302,414
Cia Energetica de Sao Paulo, Series B (1)	150,500	509,750
Itausa - Investimentos Itau SA (1)	55,310	96,185
Suzano Papel e Celulose SA, Series A (1)	215,000	1,015,697

		2,782,055

Chile - 0.2%
Embotelladora Andina SA, Series B (1)	98,581	293,255

TOTAL PREFERRED STOCKS (cost $3,411,568)		3,075,310

EXCHANGE-TRADED FUNDS (ETF) - 1.7%

United States - 1.7%
iShares MSCI Emerging Markets ETF (1)(a)
(cost $3,419,472)	105,696	3,402,354

MONEY MARKET FUNDS - 1.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (d)
(cost $2,606,814)	2,606,814	$2,606,814

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
SECURITIES LENDING COLLATERAL - 5.3%

Money Market Funds - 5.3%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
Dreyfus Treasury Cash Management, 0.090% (d)(e)
(cost $10,467,360)	10,467,360	$10,467,360

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 105.2% (cost $234,300,522)		207,287,063

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2%)		(10,268,564)

NET ASSETS - 100.0%		$197,018,499

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $10,031,876; cash collateral of $10,467,360 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of December 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $2,002,069 or 1.0% of total net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$8,855,534	4.5%
Consumer Staples	8,613,280	4.4
Energy	11,437,231	5.8
Exchange-Traded Funds	3,402,354	1.7
Financials	79,186,426	40.2
Health Care	1,851,489	0.9
Industrials	12,416,058	6.3
Information Technology	29,532,002	15.0
Materials	14,724,668	7.5
Telecommunication Services	13,781,029	7.0
Utilities	10,412,818	5.3
Money Market Funds	2,606,814	1.3
Securities Lending Collateral	10,467,360	5.3

Total Investments In Securities, At Value	207,287,063	105.2
Liabilities in Excess of Other Assets	(10,268,564)	(5.2)

Net Assets	$197,018,499	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

COMMON STOCKS - 96.5%	SHARES	VALUE (Note 4)
Consumer Discretionary - 16.4%
Advance Auto Parts, Inc.	475	$71,492
Amazon.com, Inc. †	131	88,542
AMC Networks, Inc., Class A †	787	58,773
AutoNation, Inc. †	426	25,415
AutoZone, Inc. †	351	260,410
Bed Bath & Beyond, Inc. †	992	47,864
Best Buy Co., Inc.	4,026	122,592
Brinker International, Inc.	351	16,830
Brunswick Corp.	492	24,851
Carnival Corp.	4,808	261,940
Carter’s, Inc.	447	39,796
Comcast Corp., Class A	8,322	469,610
Darden Restaurants, Inc.	587	37,357
Delphi Automotive PLC (United Kingdom)	3,693	316,601
Dick’s Sporting Goods, Inc.	1,069	37,789
Dillard’s, Inc., Class A	293	19,253
Dollar General Corp.	3,052	219,347
Dollar Tree, Inc. †	1,439	111,120
Domino’s Pizza, Inc.	205	22,806
DR Horton, Inc.	6,957	222,833
DSW, Inc., Class A	775	18,491
Expedia, Inc.	1,729	214,915
Foot Locker, Inc.	2,393	155,760
Ford Motor Co.	21,344	300,737
GameStop Corp., Class A	1,640	45,986
Gap, Inc./The	2,405	59,403
General Motors Co.	11,031	375,164
Gentex Corp.	1,050	16,811
GNC Holdings, Inc., Class A	813	25,219
Goodyear Tire & Rubber Co./The	5,958	194,648
Graham Holdings Co., Class B	55	26,673
Groupon, Inc. †	7,580	23,271
H&R Block, Inc.	1,753	58,392
Harman International Industries, Inc.	305	28,734
Hasbro, Inc.	1,396	94,035
Home Depot, Inc./The	7,144	944,794
Kohl’s Corp.	1,260	60,014
L Brands, Inc.	2,840	272,129
Lear Corp.	1,351	165,943
Leggett & Platt, Inc.	735	30,885
Lowe’s Cos., Inc.	7,220	549,009
Macy’s, Inc.	2,608	91,228
Michaels Cos., Inc./The †	950	21,005
Mohawk Industries, Inc. †	1,258	238,253
NIKE, Inc., Class B	11,299	706,188
Nordstrom, Inc.	798	39,748
NVR, Inc. †	55	90,365
O’Reilly Automotive, Inc. †	1,024	259,502
Priceline Group, Inc./The †	117	149,169
PVH Corp.	631	46,473
Ross Stores, Inc.	3,907	210,236
Royal Caribbean Cruises Ltd.	477	48,277
Sally Beauty Holdings, Inc. †	764	21,308
Skechers U.S.A., Inc., Class A †	3,338	100,841
Staples, Inc.	4,741	44,897
Target Corp.	5,426	393,982
TEGNA, Inc.	3,126	79,776
Time Warner, Inc.	625	40,419
TJX Cos., Inc./The	5,747	407,520
Tractor Supply Co.	992	84,816

	SHARES	VALUE (Note 4)
Consumer Discretionary - 16.4% (continued)
Ulta Salon Cosmetics & Fragrance, Inc. †	220	$40,700
Whirlpool Corp.	935	137,323
Williams-Sonoma, Inc.	374	21,845

		9,410,105

Consumer Staples - 7.1%
Altria Group, Inc.	3,228	187,902
Archer-Daniels-Midland Co.	2,074	76,074
Bunge Ltd.	433	29,565
Clorox Co./The	486	61,639
Coca-Cola Enterprises, Inc.	1,563	76,962
ConAgra Foods, Inc.	1,989	83,856
Costco Wholesale Corp.	1,516	244,834
Coty, Inc., Class A	2,613	66,971
CVS Health Corp.	6,850	669,725
Dr Pepper Snapple Group, Inc.	1,084	101,029
Estee Lauder Cos., Inc./The, Class A	1,432	126,102
Hormel Foods Corp.	1,199	94,817
Ingredion, Inc.	397	38,049
Kroger Co./The	9,377	392,240
Mondelez International, Inc., Class A	8,110	363,652
Monster Beverage Corp. †	728	108,443
Nu Skin Enterprises, Inc., Class A	922	34,935
PepsiCo, Inc.	1,495	149,380
Pilgrim’s Pride Corp.	2,305	50,918
Pinnacle Foods, Inc.	511	21,697
Reynolds American, Inc.	1,176	54,272
Tyson Foods, Inc., Class A	5,118	272,943
Walgreens Boots Alliance, Inc.	7,157	609,454
Wal-Mart Stores, Inc.	2,436	149,327
Whole Foods Market, Inc.	521	17,454

		4,082,240

Energy - 2.8%
HollyFrontier Corp.	2,848	113,607
Marathon Petroleum Corp.	6,274	325,244
Patterson-UTI Energy, Inc.	2,521	38,017
PBF Energy, Inc., Class A	2,114	77,816
Phillips 66	4,367	357,220
Rowan Cos. PLC, Class A	1,327	22,493
Tesoro Corp.	2,329	245,407
Valero Energy Corp.	5,724	404,744

		1,584,548

Financials - 26.2%
ACE Ltd. (Switzerland)	4,436	518,347
Aflac, Inc.	4,029	241,337
Alleghany Corp. †	82	39,190
Allied World Assurance Co. Holdings AG (Switzerland)	712	26,479
Allstate Corp./The	4,522	280,771
American Financial Group, Inc.	331	23,859
American International Group, Inc.	16,074	996,106
Ameriprise Financial, Inc.	577	61,404
AmTrust Financial Services, Inc.	1,224	75,374
Arch Capital Group Ltd. †	2,048	142,848
Assurant, Inc.	503	40,512
Assured Guaranty Ltd.	4,032	106,566
Axis Capital Holdings Ltd.	958	53,859
Bank of America Corp.	62,353	1,049,401
Bank of New York Mellon Corp./The	11,845	488,251
BB&T Corp.	3,147	118,988
Berkshire Hathaway, Inc., Class B †	3,220	425,169

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 26.2% (continued)
BlackRock, Inc.	335	$114,074
Capital One Financial Corp.	5,436	392,371
CBRE Group, Inc., Class A †	2,033	70,301
Cincinnati Financial Corp.	408	24,141
Citigroup, Inc.	20,575	1,064,756
Citizens Financial Group, Inc.	3,263	85,458
Credit Acceptance Corp. †	396	84,752
E*TRADE Financial Corp. †	856	25,372
East West Bancorp, Inc.	614	25,518
Endurance Specialty Holdings Ltd.	743	47,545
Everest Re Group Ltd.	1,036	189,681
Fifth Third Bancorp	6,100	122,610
First Republic Bank/CA	624	41,222
FNF Group	3,312	114,827
Goldman Sachs Group, Inc./The	4,014	723,443
Hanover Insurance Group, Inc./The	263	21,392
Hartford Financial Services Group, Inc./The	5,213	226,557
Huntington Bancshares, Inc./OH	2,943	32,550
Intercontinental Exchange, Inc.	134	34,339
Jones Lang LaSalle, Inc.	350	55,951
JPMorgan Chase & Co.	19,401	1,281,048
KeyCorp	4,374	57,693
Lincoln National Corp.	2,834	142,437
Macerich Co./The REIT	480	38,731
Markel Corp. †	104	91,868
MetLife, Inc.	12,822	618,149
Morgan Stanley	9,894	314,728
Nasdaq, Inc.	660	38,392
New York Community Bancorp, Inc.	1,497	24,431
Northern Trust Corp.	368	26,529
PNC Financial Services Group, Inc./The	5,288	503,999
Popular, Inc.	795	22,530
Principal Financial Group, Inc.	840	37,783
Progressive Corp./The	8,049	255,958
Prudential Financial, Inc.	3,722	303,008
Raymond James Financial, Inc.	376	21,797
Regions Financial Corp.	6,023	57,821
Reinsurance Group of America, Inc.	195	16,682
RenaissanceRe Holdings Ltd.	491	55,576
State Street Corp.	1,751	116,196
SunTrust Banks, Inc.	6,291	269,506
Synchrony Financial †	2,505	76,177
Travelers Cos., Inc./The	5,087	574,119
US Bancorp	11,012	469,882
Validus Holdings Ltd.	1,269	58,742
Wells Fargo & Co.	22,862	1,242,778
White Mountains Insurance Group Ltd.	42	30,526
WR Berkley Corp.	672	36,792
XL Group PLC (Ireland)	2,936	115,033

		15,084,232

Health Care - 8.6%
AbbVie, Inc.	796	47,155
Aetna, Inc.	3,523	380,907
AmerisourceBergen Corp.	1,581	163,966
Amgen, Inc.	1,367	221,905
Anthem, Inc.	2,655	370,213
Becton Dickinson and Co.	367	56,551
Biogen, Inc. †	184	56,368
Boston Scientific Corp. †	1,552	28,619
Celgene Corp. †	618	74,012

	SHARES	VALUE (Note 4)
Health Care - 8.6% (continued)
Centene Corp. †	2,070	$136,227
CR Bard, Inc.	132	25,006
Edwards Lifesciences Corp. †	1,006	79,454
Eli Lilly & Co.	543	45,753
Express Scripts Holding Co. †	1,886	164,855
Gilead Sciences, Inc.	6,979	706,205
HCA Holdings, Inc. †	3,814	257,941
Hologic, Inc. †	634	24,529
Laboratory Corp of America Holdings †	178	22,008
LifePoint Health, Inc. †	236	17,322
McKesson Corp.	373	73,567
Pfizer, Inc.	25,481	822,527
Quest Diagnostics, Inc.	908	64,595
Quintiles Transnational Holdings, Inc. †	444	30,485
St. Jude Medical, Inc.	674	41,633
United Therapeutics Corp. †	162	25,371
UnitedHealth Group, Inc.	6,986	821,833
Universal Health Services, Inc., Class B	883	105,510
Waters Corp. †	187	25,166
Zoetis, Inc.	734	35,173

		4,924,856

Industrials - 9.6%
3M Co.	1,376	207,281
A. O. Smith Corp.	1,283	98,291
Acuity Brands, Inc.	450	105,210
ADT Corp./The	863	28,462
AGCO Corp.	2,240	101,674
Alaska Air Group, Inc.	1,598	128,655
AMERCO	140	54,530
American Airlines Group, Inc.	5,231	221,533
Boeing Co./The	4,690	678,127
BWX Technologies, Inc.	837	26,591
Cintas Corp.	1,389	126,468
CSX Corp.	1,978	51,329
Danaher Corp.	3,850	357,588
Delta Air Lines, Inc.	8,246	417,990
Equifax, Inc.	693	77,179
Expeditors International of Washington, Inc.	536	24,174
FedEx Corp.	1,049	156,290
General Dynamics Corp.	2,345	322,109
HD Supply Holdings, Inc. †	2,518	75,616
Huntington Ingalls Industries, Inc.	262	33,235
JetBlue Airways Corp. †	5,419	122,740
Lockheed Martin Corp.	397	86,209
ManpowerGroup, Inc.	1,040	87,662
Masco Corp.	6,772	191,648
Northrop Grumman Corp.	2,114	399,144
Owens Corning	2,148	101,020
Pitney Bowes, Inc.	1,080	22,302
Rockwell Automation, Inc.	848	87,013
Snap-on, Inc.	776	133,030
Southwest Airlines Co.	5,924	255,087
Spirit AeroSystems Holdings, Inc.,
Class A †	1,117	55,928
Stanley Black & Decker, Inc.	2,598	277,285
Textron, Inc.	1,471	61,797
Union Pacific Corp.	1,045	81,719

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 9.6% (continued)
United Continental Holdings, Inc. †	4,021	$230,403
Waste Management, Inc.	355	18,946

		5,504,265

Information Technology - 22.6%
Accenture PLC, Class A (Ireland)	5,011	523,649
Activision Blizzard, Inc.	8,145	315,293
Alphabet, Inc., Class A †	1,863	1,449,433
Amdocs Ltd.	2,658	145,047
Analog Devices, Inc.	2,260	125,023
Apple, Inc.	26,124	2,749,812
Applied Materials, Inc.	3,002	56,047
ARRIS Group, Inc. †	603	18,434
Avago Technologies Ltd. (Singapore)	3,037	440,821
Avnet, Inc.	613	26,261
Brocade Communications Systems, Inc.	3,394	31,157
CA, Inc.	1,723	49,209
Cadence Design Systems, Inc. †	1,304	27,136
CDW Corp.	1,549	65,120
Cisco Systems, Inc.	33,132	899,699
Citrix Systems, Inc. †	846	64,000
Cognizant Technology Solutions Corp., Class A †	4,389	263,428
Corning, Inc.	7,467	136,497
eBay, Inc. †	11,428	314,041
Electronic Arts, Inc. †	3,988	274,055
First Solar, Inc. †	1,360	89,746
Fiserv, Inc. †	889	81,308
Fortinet, Inc. †	664	20,697
Global Payments, Inc.	1,370	88,379
Harris Corp.	314	27,287
Hewlett Packard Enterprise Co.	3,877	58,930
HP, Inc.	3,877	45,904
Ingram Micro, Inc., Class A	821	24,942
Intel Corp.	28,070	967,011
IPG Photonics Corp. †	742	66,157
Jabil Circuit, Inc.	1,689	39,337
Juniper Networks, Inc.	6,108	168,581
Lam Research Corp.	1,738	138,032
Micron Technology, Inc. †	4,223	59,798
Microsoft Corp.	23,748	1,317,539
NetApp, Inc.	1,211	32,128
Nuance Communications, Inc. †	2,035	40,476
NVIDIA Corp.	7,176	236,521
ON Semiconductor Corp. †	5,125	50,225
Oracle Corp.	5,078	185,499
Palo Alto Networks, Inc. †	429	75,564
PayPal Holdings, Inc. †	1,728	62,554
Qorvo, Inc. †	946	48,151
Red Hat, Inc. †	670	55,483
Skyworks Solutions, Inc.	2,703	207,671
Synopsys, Inc. †	847	38,632
Teradyne, Inc.	1,449	29,951
Texas Instruments, Inc.	6,589	361,143
Total System Services, Inc.	1,444	71,911
VeriSign, Inc. †	880	76,877
Western Digital Corp.	1,786	107,249
Western Union Co./The	3,887	69,616
Xilinx, Inc.	1,240	58,243

		12,975,704

	SHARES	VALUE (Note 4)
Materials - 2.4%
Avery Dennison Corp.	644	$40,353
Celanese Corp., Series A	1,151	77,497
CF Industries Holdings, Inc.	1,315	53,665
Crown Holdings, Inc. †	1,190	60,333
Dow Chemical Co./The	6,835	351,866
Graphic Packaging Holding Co.	1,653	21,208
International Paper Co.	1,582	59,641
LyondellBasell Industries NV, Class A	4,215	366,283
Newmont Mining Corp.	4,946	88,979
Reliance Steel & Aluminum Co.	718	41,579
Sealed Air Corp.	1,640	73,144
Sherwin-Williams Co./The	255	66,198
WestRock Co.	1,764	80,474

		1,381,220

Telecommunication Services - 0.5%
AT&T, Inc.	1,193	41,051
T-Mobile US, Inc. †	7,098	277,674

		318,725

Utilities - 0.3%
American Electric Power Co., Inc.	703	40,964
Exelon Corp.	1,423	39,516
PG&E Corp.	869	46,222
Public Service Enterprise Group, Inc.	1,123	43,449

		170,151

TOTAL COMMON STOCKS (cost $56,392,850)		55,436,046

EXCHANGE-TRADED FUNDS (ETF) - 2.0%
SPDR S&P 500 ETF Trust
(cost $1,123,169)	5,611	1,144,027

MONEY MARKET FUNDS - 8.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (2)(a)
(cost $4,769,957)	4,769,957	4,769,957

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 106.8% (cost $62,285,976)		61,350,030

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.8%)		(3,901,376)

NET ASSETS - 100.0%		$57,448,654

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

COMMON STOCKS - 93.1%	SHARES	VALUE (Note 4)
Consumer Discretionary - 18.0%
1-800-Flowers.com, Inc., Class A †	1,081	$7,870
Abercrombie & Fitch Co., Class A (a)	498	13,446
AMC Entertainment Holdings, Inc., Class A	111	2,664
American Axle & Manufacturing Holdings, Inc. †	575	10,890
American Eagle Outfitters, Inc. (a)	2,358	36,549
America’s Car-Mart, Inc. †	101	2,696
Asbury Automotive Group, Inc. †	105	7,081
Ascena Retail Group, Inc. †(a)	1,480	14,578
Barnes & Noble Education, Inc. †	197	1,960
Barnes & Noble, Inc.	313	2,726
Bassett Furniture Industries, Inc.	291	7,298
Big 5 Sporting Goods Corp.	342	3,417
Big Lots, Inc.	459	17,690
Bloomin’ Brands, Inc.	225	3,800
Boyd Gaming Corp. †	714	14,187
Buckle, Inc./The (a)	361	11,112
Build-A-Bear Workshop, Inc. †	332	4,064
Burlington Stores, Inc. †	840	36,036
Caleres, Inc.	371	9,950
Capella Education Co.	88	4,067
Carrols Restaurant Group, Inc. †	470	5,518
Cato Corp./The, Class A	237	8,726
Chegg, Inc. †(a)	386	2,598
Chico’s FAS, Inc.	1,049	11,193
Children’s Place, Inc./The	278	15,346
Citi Trends, Inc.	380	8,075
Columbia Sportswear Co.	420	20,479
Conn’s, Inc. †(a)	110	2,582
Cooper Tire & Rubber Co.	523	19,796
Cooper-Standard Holding, Inc. †	193	14,975
Core-Mark Holding Co., Inc.	91	7,457
Cracker Barrel Old Country Store, Inc. (a)	280	35,512
Culp, Inc.	290	7,386
Deckers Outdoor Corp. †(a)	99	4,673
Denny’s Corp. †	703	6,910
Diamond Resorts International, Inc. †(a)	613	15,638
Drew Industries, Inc.	179	10,899
Entravision Communications Corp.,
Class A	355	2,737
Ethan Allen Interiors, Inc.	167	4,646
Express, Inc. †	914	15,794
Finish Line, Inc./The, Class A	221	3,996
Flexsteel Industries, Inc.	125	5,522
Francesca’s Holdings Corp. †	431	7,504
Genesco, Inc. †	89	5,058
Gentherm, Inc. †	222	10,523
G-III Apparel Group Ltd. †	377	16,686
Gray Television, Inc. †	598	9,747
Group 1 Automotive, Inc.	156	11,809
Guess?, Inc. (a)	536	10,120
Haverty Furniture Cos., Inc.	208	4,460
Helen of Troy Ltd. †	391	36,852
Hibbett Sports, Inc. †(a)	188	5,685
Hooker Furniture Corp.	278	7,017
Houghton Mifflin Harcourt Co. †	670	14,593
HSN, Inc.	118	5,979
Installed Building Products, Inc. †	256	6,356
Interval Leisure Group, Inc.	138	2,154
Isle of Capri Casinos, Inc. †	475	6,617
Jack in the Box, Inc.	113	8,668

	SHARES	VALUE (Note 4)
Consumer Discretionary - 18.0% (continued)
JAKKS Pacific, Inc. †(a)	464	$3,693
Kirkland’s, Inc.	280	4,060
Lands’ End, Inc. †(a)	162	3,797
La-Z-Boy, Inc.	280	6,838
LGI Homes, Inc. †(a)	349	8,491
Libbey, Inc.	134	2,857
LifeLock, Inc. †(a)	279	4,004
Lithia Motors, Inc., Class A	277	29,548
Marcus Corp./The	118	2,238
MarineMax, Inc. †	141	2,597
Marriott Vacations Worldwide Corp.	262	14,921
Mattress Firm Holding Corp. †(a)	79	3,526
Men’s Wearhouse, Inc./The	133	1,952
Modine Manufacturing Co. †	298	2,697
Motorcar Parts of America, Inc. †	78	2,637
Movado Group, Inc.	281	7,224
Nautilus, Inc. †	364	6,086
New Media Investment Group, Inc.	205	3,989
Nutrisystem, Inc.	373	8,072
Outerwall, Inc. (a)	281	10,268
Overstock.com, Inc. †	248	3,045
Oxford Industries, Inc.	143	9,126
Papa John’s International, Inc.	116	6,481
Penn National Gaming, Inc. †	694	11,118
Perry Ellis International, Inc. †	344	6,336
PetMed Express, Inc.	446	7,644
Pool Corp.	340	27,465
Popeyes Louisiana Kitchen, Inc. †	109	6,376
Red Robin Gourmet Burgers, Inc. †	149	9,199
Regis Corp. †	333	4,712
Rent-A-Center, Inc.	199	2,979
Ruby Tuesday, Inc. †	615	3,389
Ruth’s Hospitality Group, Inc.	383	6,097
Scholastic Corp.	202	7,789
Select Comfort Corp. †	444	9,506
Shoe Carnival, Inc.	299	6,937
Shutterfly, Inc. †	104	4,634
Sinclair Broadcast Group, Inc., Class A	428	13,927
Smith & Wesson Holding Corp. †	931	20,463
Sonic Automotive, Inc., Class A	222	5,053
Sonic Corp.	209	6,753
Speedway Motorsports, Inc.	122	2,528
Sportsman’s Warehouse Holdings, Inc. †	453	5,844
Stage Stores, Inc. (a)	296	2,697
Standard Motor Products, Inc.	199	7,572
Stein Mart, Inc.	345	2,322
Steven Madden Ltd. †	540	16,319
Strattec Security Corp.	47	2,655
Strayer Education, Inc. †	148	8,898
Sturm Ruger & Co., Inc.	154	9,180
Tenneco, Inc. †	271	12,442
Texas Roadhouse, Inc.	339	12,126
Tile Shop Holdings, Inc. †	170	2,788
Tilly’s, Inc., A Shares †	302	2,002
Time, Inc.	582	9,120
Tower International, Inc.	261	7,457
Unifi, Inc. †	88	2,477
Universal Electronics, Inc. †	81	4,159
Vera Bradley, Inc. †	164	2,585
Wayfair, Inc., Class A †(a)	482	22,953
Winnebago Industries, Inc. (a)	126	2,507
Wolverine World Wide, Inc.	340	5,681
World Wrestling Entertainment, Inc., Class A (a)	284	5,067

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Discretionary - 18.0% (continued)
ZAGG, Inc. †	1,023	$11,192
Zumiez, Inc. †(a)	185	2,797

		1,084,259

Consumer Staples - 5.4%
Cal-Maine Foods, Inc. (a)	687	31,836
Casey’s General Stores, Inc.	384	46,253
Central Garden & Pet Co., Class A †	603	8,201
Coca-Cola Bottling Co. Consolidated	75	13,688
Dean Foods Co.	802	13,754
Farmer Bros Co. †	115	3,711
Fresh Del Monte Produce, Inc.	587	22,822
Fresh Market, Inc./The †	199	4,661
Ingles Markets, Inc., Class A	261	11,505
J&J Snack Foods Corp.	61	7,117
John B. Sanfilippo & Son, Inc.	197	10,644
Medifast, Inc.	127	3,858
MGP Ingredients, Inc.	75	1,946
National Beverage Corp. †	160	7,270
Natural Health Trends Corp. (a)	334	11,199
Omega Protein Corp. †	300	6,660
Post Holdings, Inc. †	541	33,380
Revlon, Inc., Class A †	206	5,735
Sanderson Farms, Inc. (a)	274	21,240
SpartanNash Co.	409	8,851
SUPERVALU, Inc. †	1,241	8,414
Universal Corp.	146	8,188
USANA Health Sciences, Inc. †	116	14,819
Vector Group Ltd.	737	17,386
Village Super Market, Inc., Class A	129	3,399

		326,537

Energy - 2.4%
Alon USA Energy, Inc.	889	13,193
Ardmore Shipping Corp. (Ireland)	218	2,773
Atwood Oceanics, Inc. (a)	427	4,368
Delek US Holdings, Inc.	285	7,011
DHT Holdings, Inc.	996	8,057
Green Plains, Inc.	223	5,107
Matrix Service Co. †	192	3,944
McDermott International, Inc. †(a)	751	2,516
Nordic American Tankers Ltd. (Norway) (a)	1,105	17,172
Panhandle Oil and Gas, Inc., Class A	157	2,537
Par Pacific Holdings, Inc. †	178	4,190
REX American Resources Corp. †(a)	147	7,948
Scorpio Tankers, Inc. (Monaco)	992	7,956
Ship Finance International Ltd. (Norway) (a)	790	13,090
Teekay Tankers Ltd., Class A	1,536	10,568
TETRA Technologies, Inc. †	346	2,602
Western Refining, Inc.	899	32,022

		145,054

Financials - 21.5%
1st Source Corp.	209	6,452
Ambac Financial Group, Inc. †	220	3,100
American Equity Investment Life Holding Co.	760	18,263
AMERISAFE, Inc.	254	12,929
Anchor BanCorp Wisconsin, Inc. †	61	2,655
Argo Group International Holdings Ltd.	492	29,441
Arlington Asset Investment Corp., Class A	178	2,355
Ashford Hospitality Trust, Inc. REIT	495	3,123

	SHARES	VALUE (Note 4)
Financials - 21.5% (continued)
Atlas Financial Holdings, Inc. †	133	$2,647
Banc of California, Inc.	454	6,637
BancFirst Corp.	68	3,986
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	292	7,572
BancorpSouth, Inc.	751	18,016
Berkshire Hills Bancorp, Inc.	437	12,721
BGC Partners, Inc., Class A	886	8,692
BNC Bancorp	152	3,858
BofI Holding, Inc. †(a)	360	7,578
Brookline Bancorp, Inc.	222	2,553
Cardinal Financial Corp.	350	7,962
Cathay General Bancorp	984	30,829
CenterState Banks, Inc.	393	6,150
Central Pacific Financial Corp.	339	7,465
Chatham Lodging Trust REIT	219	4,485
Chemical Financial Corp.	394	13,502
City Holding Co.	170	7,759
CNO Financial Group, Inc.	2,195	41,903
Columbia Banking System, Inc.	116	3,771
Cowen Group, Inc., Class A †	1,387	5,312
Customers Bancorp, Inc. †	560	15,243
DiamondRock Hospitality Co. REIT	720	6,948
Dime Community Bancshares, Inc.	416	7,276
Employers Holdings, Inc.	216	5,897
Encore Capital Group, Inc. †(a)	74	2,152
Enterprise Financial Services Corp.	214	6,067
EverBank Financial Corp.	838	13,391
FBL Financial Group, Inc., Class A	181	11,519
Federal Agricultural Mortgage Corp., Class C	81	2,557
Federated National Holding Co.	269	7,952
FelCor Lodging Trust, Inc. REIT	444	3,241
Fidelity Southern Corp.	377	8,411
Financial Institutions, Inc.	268	7,504
First American Financial Corp.	1,522	54,640
First Busey Corp.	133	2,744
First Business Financial Services, Inc.	104	2,601
First Citizens BancShares, Inc., Class A	63	16,265
First Commonwealth Financial Corp.	310	2,812
First Defiance Financial Corp.	325	12,278
First Financial Bancorp	589	10,643
First Financial Corp.	142	4,824
First Interstate BancSystem, Inc., Class A	142	4,128
First Merchants Corp.	490	12,456
First Midwest Bancorp, Inc./IL	189	3,483
First NBC Bank Holding Co. †	303	11,329
FirstMerit Corp.	1,655	30,866
Flagstar Bancorp, Inc. †	140	3,235
Flushing Financial Corp.	146	3,159
FNB Corp./PA	1,501	20,023
Fulton Financial Corp.	1,611	20,959
Great Southern Bancorp, Inc.	255	11,541
Great Western Bancorp, Inc.	381	11,057
Greenlight Capital Re Ltd., Class A †	165	3,087
Hancock Holding Co.	285	7,173
Hanmi Financial Corp.	438	10,389
HCI Group, Inc. (a)	144	5,018
Heartland Financial USA, Inc.	266	8,342
Heritage Financial Corp./WA	206	3,881
Heritage Insurance Holdings, Inc.	409	8,924
Hilltop Holdings, Inc. †	443	8,514
HomeStreet, Inc. †	293	6,361
Horace Mann Educators Corp.	418	13,869

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 21.5% (continued)
Impac Mortgage Holdings, Inc. †(a)	208	$3,744
Independent Bank Corp./MI	346	5,270
Independent Bank Group, Inc.	77	2,464
Infinity Property & Casualty Corp.	161	13,239
International Bancshares Corp.	437	11,231
INTL. FCStone, Inc. †	279	9,335
Investment Technology Group, Inc.	203	3,455
James River Group Holdings Ltd.	130	4,360
Janus Capital Group, Inc.	594	8,369
Kansas City Life Insurance Co.	47	1,800
Kemper Corp.	188	7,003
LegacyTexas Financial Group, Inc.	137	3,428
Mack-Cali Realty Corp. REIT	390	9,106
Maiden Holdings Ltd.	873	13,016
MainSource Financial Group, Inc.	260	5,949
MB Financial, Inc.	516	16,703
MBIA, Inc. †	374	2,424
Mercantile Bank Corp.	104	2,552
Meta Financial Group, Inc.	99	4,547
MGIC Investment Corp. †	2,214	19,550
National General Holdings Corp.	235	5,137
National Western Life Group, Inc., Class A	29	7,306
Navigators Group, Inc./The †	206	17,673
NBT Bancorp, Inc.	526	14,665
Nelnet, Inc., Class A	233	7,822
Old National Bancorp/IN	363	4,922
OneBeacon Insurance Group Ltd., Class A	392	4,865
Oppenheimer Holdings, Inc., Class A	176	3,059
Opus Bank	339	12,533
Oritani Financial Corp.	157	2,591
Pacific Premier Bancorp, Inc. †	179	3,804
PHH Corp. †	220	3,564
Piper Jaffray Cos. †	141	5,696
Preferred Bank	251	8,288
Primerica, Inc.	276	13,035
PrivateBancorp, Inc.	529	21,700
Prosperity Bancshares, Inc.	395	18,905
Provident Financial Services, Inc.	242	4,876
Radian Group, Inc.	798	10,685
Regional Management Corp. †	181	2,800
S&T Bancorp, Inc.	323	9,955
Safety Insurance Group, Inc.	91	5,131
Sandy Spring Bancorp, Inc.	122	3,289
Selective Insurance Group, Inc.	444	14,910
Southside Bancshares, Inc.	90	2,162
State Auto Financial Corp.	165	3,397
Stewart Information Services Corp.	291	10,863
Stifel Financial Corp. †	188	7,964
Stock Yards Bancorp, Inc.	97	3,666
Stonegate Bank	208	6,835
Territorial Bancorp, Inc.	165	4,577
Tompkins Financial Corp.	113	6,346
TowneBank/VA	241	5,030
Trico Bancshares	94	2,579
Trustmark Corp.	471	10,852
Umpqua Holdings Corp.	1,387	22,053
United Community Banks, Inc./GA	279	5,438
United Fire Group, Inc.	309	11,838
United Insurance Holdings Corp.	206	3,523
Universal Health Realty Income Trust REIT	39	1,950

	SHARES	VALUE (Note 4)
Financials - 21.5% (continued)
Universal Insurance Holdings, Inc.	609	$14,117
Walker & Dunlop, Inc. †	460	13,253
Washington Federal, Inc.	971	23,139
Webster Financial Corp.	1,254	46,636
WesBanco, Inc.	136	4,083
Wintrust Financial Corp.	658	31,926
World Acceptance Corp. †	64	2,374
WSFS Financial Corp.	81	2,621

		1,296,453

Health Care - 8.4%
ABIOMED, Inc. †	372	33,584
Aceto Corp.	141	3,804
Addus HomeCare Corp. †	99	2,305
Affymetrix, Inc. †	415	4,187
Almost Family, Inc. †	166	6,346
AMAG Pharmaceuticals, Inc. †	314	9,480
Amedisys, Inc. †	399	15,689
AMN Healthcare Services, Inc. †	362	11,240
Amsurg Corp. †	300	22,800
ANI Pharmaceuticals, Inc. †(a)	126	5,686
Anika Therapeutics, Inc. †	99	3,778
Cambrex Corp. †	337	15,869
Chemed Corp.	164	24,567
Cynosure, Inc., Class A †	263	11,748
Depomed, Inc. †(a)	176	3,191
Emergent BioSolutions, Inc. †	442	17,684
Enanta Pharmaceuticals, Inc. †(a)	110	3,632
Ensign Group, Inc./The	182	4,119
Exactech, Inc. †	147	2,668
Globus Medical, Inc., Class A †	135	3,756
Greatbatch, Inc. †	68	3,570
ICU Medical, Inc. †	129	14,549
Infinity Pharmaceuticals, Inc. †	395	3,101
Inogen, Inc. †	103	4,129
Insys Therapeutics, Inc. †(a)	382	10,937
Integra LifeSciences Holdings Corp. †	223	15,115
Invacare Corp.	156	2,713
iRadimed Corp. †	99	2,775
Lannett Co., Inc. †(a)	301	12,076
LeMaitre Vascular, Inc.	273	4,709
LHC Group, Inc. †	248	11,232
Ligand Pharmaceuticals, Inc. †(a)	166	17,998
Masimo Corp. †	323	13,408
Merit Medical Systems, Inc. †	377	7,008
MiMedx Group, Inc. †(a)	393	3,682
Molina Healthcare, Inc. †	495	29,764
Myriad Genetics, Inc. †(a)	260	11,222
National HealthCare Corp.	62	3,825
Natus Medical, Inc. †	268	12,877
NewLink Genetics Corp. †(a)	375	13,646
NuVasive, Inc. †	213	11,525
Omnicell, Inc. †	239	7,428
Orthofix International NV (Curacao) †	94	3,686
PDL BioPharma, Inc.	699	2,474
PharMerica Corp. †	240	8,400
Phibro Animal Health Corp., Class A	166	5,002
RadNet, Inc. †	443	2,738
RTI Surgical, Inc. †	572	2,271
SciClone Pharmaceuticals, Inc. †	734	6,753
Select Medical Holdings Corp.	452	5,383
Sucampo Pharmaceuticals, Inc., Class A †	588	10,167
Supernus Pharmaceuticals, Inc. †	608	8,172

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 8.4% (continued)
Triple-S Management Corp., Class B †	168	$4,017
WellCare Health Plans, Inc. †	331	25,887

		508,372

Industrials - 11.7%
ABM Industries, Inc.	120	3,416
ACCO Brands Corp. †	1,164	8,299
Aegion Corp. †	163	3,148
Aerojet Rocketdyne Holdings, Inc. †	162	2,537
Air Transport Services Group, Inc. †	494	4,980
Aircastle Ltd.	790	16,503
Alamo Group, Inc.	71	3,699
Allegiant Travel Co.	155	26,014
Allied Motion Technologies, Inc. (a)	191	5,000
American Railcar Industries, Inc. (a)	39	1,805
American Woodmark Corp. †	290	23,194
Apogee Enterprises, Inc.	210	9,137
Applied Industrial Technologies, Inc.	110	4,454
ARC Document Solutions, Inc. †	394	1,742
ArcBest Corp.	130	2,781
Argan, Inc.	173	5,605
Astronics Corp. †	142	5,781
Atlas Air Worldwide Holdings, Inc. †	188	7,772
Barnes Group, Inc.	298	10,546
Barrett Business Services, Inc.	84	3,657
Beacon Roofing Supply, Inc. †	215	8,854
Briggs & Stratton Corp.	508	8,788
Brink’s Co./The	165	4,762
Builders FirstSource, Inc. †	373	4,133
CBIZ, Inc. †	256	2,524
CEB, Inc.	115	7,060
Columbus McKinnon Corp.	149	2,816
Comfort Systems USA, Inc.	576	16,370
Continental Building Products, Inc. †	370	6,460
Covenant Transportation Group, Inc., Class A †	276	5,214
CRA International, Inc. †	153	2,854
Cubic Corp.	103	4,867
Deluxe Corp.	414	22,580
Douglas Dynamics, Inc.	264	5,563
Dycom Industries, Inc. †	53	3,708
Echo Global Logistics, Inc. †	198	4,037
EMCOR Group, Inc.	502	24,116
Encore Wire Corp.	67	2,485
EnerSys	137	7,662
Engility Holdings, Inc.	92	2,988
Ennis, Inc.	317	6,102
Federal Signal Corp.	505	8,004
FTI Consulting, Inc. †	150	5,199
G&K Services, Inc., Class A	129	8,114
General Cable Corp.	195	2,619
Gibraltar Industries, Inc. †	313	7,963
Global Brass & Copper Holdings, Inc.	388	8,264
GP Strategies Corp. †	101	2,536
Greenbrier Cos., Inc./The	124	4,045
Griffon Corp. (a)	524	9,327
Hawaiian Holdings, Inc. †	553	19,538
Heidrick & Struggles International, Inc.	152	4,137
Herman Miller, Inc.	327	9,385
Hillenbrand, Inc.	227	6,726
HNI Corp.	227	8,186
Hub Group, Inc., Class A †	85	2,801
Huron Consulting Group, Inc. †	92	5,465

	SHARES	VALUE (Note 4)
Industrials - 11.7% (continued)
ICF International, Inc. †	183	$6,508
Insperity, Inc.	316	15,215
Interface, Inc.	362	6,929
John Bean Technologies Corp.	224	11,162
Kadant, Inc.	187	7,594
Kaman Corp.	298	12,161
Kelly Services, Inc., Class A	163	2,632
Kforce, Inc.	105	2,654
Kimball International, Inc., Class B	264	2,579
Knoll, Inc.	394	7,407
Korn/Ferry International	379	12,575
Lindsay Corp. (a)	37	2,679
Lydall, Inc. †	152	5,393
Meritor, Inc. †	638	5,327
MRC Global, Inc. †	470	6,063
Mueller Industries, Inc.	140	3,794
Multi-Color Corp.	108	6,460
MYR Group, Inc. †	223	4,596
National Presto Industries, Inc.	58	4,806
Navigant Consulting, Inc. †	205	3,292
NV5 Global, Inc. †	144	3,165
On Assignment, Inc. †	254	11,417
Park-Ohio Holdings Corp.	69	2,538
Patrick Industries, Inc. †	321	13,964
Resources Connection, Inc.	376	6,144
RPX Corp. †	597	6,567
Rush Enterprises, Inc., Class A †	179	3,918
SkyWest, Inc.	301	5,725
Standex International Corp.	169	14,052
Steelcase, Inc., Class A	898	13,380
TASER International, Inc. †(a)	253	4,374
Trex Co., Inc. †	106	4,032
TrueBlue, Inc. †	362	9,325
Tutor Perini Corp. †	156	2,611
UniFirst Corp.	160	16,672
Universal Forest Products, Inc.	161	11,008
USA Truck, Inc. †	139	2,426
Viad Corp.	153	4,319
Virgin America, Inc. †(a)	71	2,557
Wabash National Corp. †	808	9,559
West Corp.	526	11,346
YRC Worldwide, Inc. †	138	1,957

		707,204

Information Technology - 20.9%
Advanced Energy Industries, Inc. †	571	16,119
Alliance Fiber Optic Products, Inc. †	262	3,972
Ambarella, Inc. †	285	15,886
Amkor Technology, Inc. †	589	3,581
AVG Technologies NV (Netherlands) †	332	6,657
AVX Corp.	215	2,610
Bel Fuse, Inc., Class B	128	2,213
Benchmark Electronics, Inc. †	228	4,713
Blackhawk Network Holdings, Inc. †	408	18,038
Blucora, Inc. †	254	2,489
BroadSoft, Inc. †	336	11,881
Brooks Automation, Inc.	213	2,275
Cabot Microelectronics Corp. †	197	8,625
CACI International, Inc., Class A †	196	18,185
Calix, Inc. †	248	1,952
Cardtronics, Inc. †	78	2,625
Ciena Corp. †	1,574	32,566
Cimpress NV (Netherlands) †(a)	195	15,822
Cirrus Logic, Inc. †	912	26,931

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 20.9% (continued)
Coherent, Inc. †	112	$7,292
Cohu, Inc.	211	2,547
comScore, Inc. †(a)	172	7,078
Comtech Telecommunications Corp.	131	2,632
Convergys Corp.	905	22,525
CSG Systems International, Inc.	412	14,824
DHI Group, Inc. †	414	3,796
Digi International, Inc. †	221	2,515
Diodes, Inc. †	227	5,216
DTS, Inc. †	176	3,974
EarthLink Holdings Corp.	1,447	10,751
Ebix, Inc.	459	15,051
Electronics For Imaging, Inc. †	167	7,806
Ellie Mae, Inc. †(a)	289	17,406
Entegris, Inc. †	210	2,787
EPAM Systems, Inc. †	51	4,010
ePlus, Inc. †	194	18,092
ExlService Holdings, Inc. †	298	13,389
Extreme Networks, Inc. †	637	2,599
Fabrinet (Thailand) †	326	7,765
Fair Isaac Corp.	251	23,639
Fleetmatics Group PLC (Ireland) †(a)	478	24,278
FormFactor, Inc. †	649	5,841
Gigamon, Inc. †	397	10,548
GSI Group, Inc. †	129	1,757
Hackett Group, Inc./The	588	9,449
II-VI, Inc. †	511	9,484
Infinera Corp. †	1,346	24,390
Infoblox, Inc. †	229	4,211
Inphi Corp. †	514	13,888
Insight Enterprises, Inc. †	331	8,315
Integrated Device Technology, Inc. †	1,550	40,842
InterDigital, Inc.	316	15,497
Intersil Corp., Class A	153	1,952
Itron, Inc. †	99	3,582
Ixia †	502	6,240
IXYS Corp.	195	2,463
j2 Global, Inc.	487	40,090
Lattice Semiconductor Corp. †	789	5,105
LogMeIn, Inc. †	215	14,427
Luxoft Holding, Inc. (Switzerland) †	398	30,698
Manhattan Associates, Inc. †	753	49,826
ManTech International Corp., Class A	163	4,929
MaxLinear, Inc., Class A †	559	8,234
Mentor Graphics Corp.	911	16,781
Mercury Systems, Inc. †	138	2,534
Mesa Laboratories, Inc.	27	2,687
Methode Electronics, Inc.	208	6,621
Microsemi Corp. †	865	28,190
MicroStrategy, Inc., Class A †	92	16,495
MKS Instruments, Inc.	448	16,128
Monolithic Power Systems, Inc.	99	6,307
Monster Worldwide, Inc. †	844	4,836
Multi-Fineline Electronix, Inc. †	362	7,486
NeoPhotonics Corp. †	810	8,797
NETGEAR, Inc. †	390	16,345
NetScout Systems, Inc. †	173	5,311
NeuStar, Inc., Class A †(a)	391	9,372
Newport Corp. †	314	4,983
OmniVision Technologies, Inc. †	324	9,402
OSI Systems, Inc. †	118	10,462
PC Connection, Inc.	107	2,422
Photronics, Inc. †	920	11,454
Plantronics, Inc.	334	15,838

	SHARES	VALUE (Note 4)
Information Technology - 20.9% (continued)
Plexus Corp. †	115	$4,016
Polycom, Inc. †	995	12,527
Progress Software Corp. †	223	5,352
Qlik Technologies, Inc. †	192	6,079
QLogic Corp. †	918	11,200
Qualys, Inc. †	204	6,750
Quantum Corp. †(a)	2,529	2,352
Rambus, Inc. †(a)	222	2,573
Rofin-Sinar Technologies, Inc. †	258	6,909
Rogers Corp. †	107	5,518
Rovi Corp. †	221	3,682
Rubicon Project, Inc./The †	289	4,754
Rudolph Technologies, Inc. †	456	6,484
Sanmina Corp. †	561	11,545
Science Applications International Corp.	62	2,838
ShoreTel, Inc. †	299	2,646
Sigma Designs, Inc. †	849	5,366
Stamps.com, Inc. †	198	21,703
Super Micro Computer, Inc. †	148	3,627
Sykes Enterprises, Inc. †	628	19,330
Synaptics, Inc. †	228	18,318
Synchronoss Technologies, Inc. †	97	3,417
SYNNEX Corp.	339	30,486
Syntel, Inc. †	174	7,874
Take-Two Interactive Software, Inc. †	953	33,203
Tech Data Corp. †	385	25,556
TechTarget, Inc. †	285	2,289
TeleTech Holdings, Inc.	327	9,127
Tessera Technologies, Inc.	444	13,324
TTM Technologies, Inc. †	769	5,006
Ubiquiti Networks, Inc. †(a)	241	7,637
Unisys Corp. †	163	1,801
United Online, Inc. †	320	3,773
VASCO Data Security International, Inc. †(a)	371	6,207
Vishay Intertechnology, Inc.	483	5,820
Web.com Group, Inc. †	276	5,523
Xcerra Corp. †	453	2,741
XO Group, Inc. †	174	2,794

		1,261,478

Materials - 2.6%
A Schulman, Inc.	178	5,454
AEP Industries, Inc. †	61	4,706
American Vanguard Corp.	184	2,578
Boise Cascade Co. †	182	4,646
Chemtura Corp. †	231	6,299
Clearwater Paper Corp. †	86	3,916
Commercial Metals Co.	372	5,093
Ferro Corp. †	156	1,735
Hawkins, Inc.	48	1,717
Headwaters, Inc. †	182	3,070
Innophos Holdings, Inc.	99	2,869
Innospec, Inc.	382	20,746
Kaiser Aluminum Corp.	273	22,839
KapStone Paper and Packaging Corp.	92	2,078
KMG Chemicals, Inc.	175	4,029
Kraton Performance Polymers, Inc. †	210	3,488
Materion Corp.	186	5,208
Minerals Technologies, Inc.	163	7,475
Neenah Paper, Inc.	134	8,366
Quaker Chemical Corp.	56	4,327
Stepan Co.	127	6,311

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Materials - 2.6% (continued)
Trinseo SA †(a)	440	$12,408
US Concrete, Inc. †	252	13,270

		152,628

Telecommunication Services - 0.9%
Atlantic Tele-Network, Inc.	62	4,850
Cincinnati Bell, Inc. †	720	2,592
FairPoint Communications, Inc. †	285	4,580
General Communication, Inc., Class A †	335	6,626
IDT Corp., Class B	144	1,679
Inteliquent, Inc.	329	5,847
Iridium Communications, Inc. †(a)	553	4,651
Shenandoah Telecommunications Co.	181	7,792
Spok Holdings, Inc.	252	4,617
Vonage Holdings Corp. †	1,403	8,053

		51,287

Utilities - 1.3%
Avista Corp.	175	6,190
Consolidated Water Co., Ltd. (Cayman Islands)	166	2,032
New Jersey Resources Corp.	323	10,646
ONE Gas, Inc.	503	25,236
Ormat Technologies, Inc.	73	2,662
Portland General Electric Co.	347	12,620
Unitil Corp.	66	2,368
WGL Holdings, Inc.	272	17,133

		78,887

TOTAL COMMON STOCKS (cost $5,756,846)		5,612,159

EXCHANGE-TRADED FUNDS (ETF) - 4.9%
iShares Russell 2000 ETF
(cost $297,261)	2,642	297,251

MONEY MARKET FUNDS - 9.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (2)(b)
(cost $546,788)	546,788	546,788

SECURITIES LENDING COLLATERAL - 6.9%

Money Market Funds - 6.9%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.090% (2)(b)(c)
(cost $418,911)	418,911	418,911

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 114.0% (cost $7,019,806)		6,875,109

LIABILITIES IN EXCESS OF OTHER ASSETS - (14.0%)		(845,523)

NET ASSETS - 100.0%		$6,029,586

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $381,770; cash collateral of $418,911 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2) Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

COMMON STOCKS - 98.6%	SHARES	VALUE (Note 4)
Australia - 3.2%
AMP Ltd.	4,704	$19,820
CIMIC Group Ltd.	7,632	133,879
Cochlear Ltd.	1,474	102,003
Flight Centre Travel Group Ltd.	1,638	47,241
Goodman Group REIT	4,272	19,358
GPT Group/The REIT	19,876	68,835
Harvey Norman Holdings Ltd.	18,350	55,471
Incitec Pivot Ltd.	46,517	132,919
Insurance Australia Group Ltd.	25,219	101,280
Macquarie Group Ltd.	2,997	179,289
Orica Ltd.	1,576	17,657
Qantas Airways Ltd. †	70,886	210,111
QBE Insurance Group Ltd.	15,138	137,683
Scentre Group REIT	16,646	50,490
Tabcorp Holdings Ltd.	61,073	207,943
Telstra Corp. Ltd.	98,332	399,592

		1,883,571

Austria - 0.7%
Erste Group Bank AG †	9,507	297,475
Raiffeisen Bank International AG †	4,229	61,977
voestalpine AG	910	27,835

		387,287

Belgium - 1.0%
Ageas	4,299	199,533
KBC Groep NV	4,059	253,794
Proximus	4,280	139,275

		592,602

Canada - 3.9%
Alimentation Couche-Tard, Inc., Class B (1)	8,203	361,093
Bank of Montreal (1)	771	43,506
Brookfield Asset Management, Inc.,
Class A (1)	5,220	164,669
Canadian Imperial Bank of Commerce (1)	623	41,058
CGI Group, Inc., Class A (1)†	1,377	55,132
Empire Co., Ltd., Class A (1)	11,929	221,907
Fairfax Financial Holdings Ltd. (1)	432	205,091
George Weston Ltd. (1)	1,936	149,625
Great-West Lifeco, Inc. (1)	2,283	56,972
Intact Financial Corp. (1)	5,015	321,407
Loblaw Cos., Ltd. (1)	1,505	71,068
Magna International, Inc. (1)	5,327	216,052
Metro, Inc. (1)	8,741	244,725
National Bank of Canada (1)	2,436	70,966
Open Text Corp. (1)	727	34,855
Sun Life Financial, Inc. (1)	2,381	74,250

		2,332,376

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	75,300	58,175

Denmark - 2.2%
Danske Bank A/S	6,153	165,099
DSV A/S	3,454	135,962
ISS A/S	7,849	282,931
Pandora A/S	1,868	235,525
Tryg A/S	6,835	135,822
Vestas Wind Systems A/S	3,449	240,874
William Demant Holding A/S †	853	81,252

		1,277,465

Finland - 1.2%
Elisa OYJ	5,803	218,337

	SHARES	VALUE (Note 4)
Finland - 1.2% (continued)
Nokia OYJ	18,647	$131,919
Nokian Renkaat OYJ	4,844	172,937
Stora Enso OYJ, R Shares	6,800	61,487
UPM-Kymmene OYJ	7,437	138,070

		722,750

France - 10.8%
Arkema SA	1,223	85,608
AXA SA	20,360	556,308
BNP Paribas SA	11,927	674,798
Cap Gemini SA	2,566	238,088
Carrefour SA	5,851	168,857
Christian Dior SE	1,082	183,791
Cie de Saint-Gobain	627	27,171
Cie Generale des Etablissements
Michelin	3,212	305,726
Credit Agricole SA	12,435	146,536
Engie	6,643	117,669
Eurazeo SA	1,466	101,109
Lagardere SCA	1,726	51,506
LVMH Moet Hennessy Louis Vuitton SE	2,449	384,665
Natixis SA	12,552	71,008
Numericable-SFR SAS	2,420	87,914
Orange SA	13,955	233,408
Peugeot SA †	13,391	234,730
Renault SA	3,149	315,201
Safran SA	4,521	310,605
Sanofi	2,877	245,183
SCOR SE	4,824	180,503
Societe BIC SA	646	106,302
Societe Generale SA	9,479	436,813
Suez Environnement Co.	5,433	101,615
Thales SA	784	58,682
Valeo SA	1,619	249,609
Veolia Environnement SA	7,662	181,787
Vinci SA	6,604	423,282
Vivendi SA	6,590	141,534

		6,420,008

Germany - 9.3%
adidas AG	1,942	188,489
Allianz SE	3,866	681,491
Brenntag AG	2,138	111,406
Continental AG	1,653	399,877
Daimler AG	8,957	748,393
Deutsche Bank AG	15,247	370,268
Deutsche Telekom AG	32,765	588,481
Evonik Industries AG	3,977	131,547
Hannover Rueck SE	4,283	489,074
HeidelbergCement AG	2,204	179,621
Infineon Technologies AG	19,880	289,825
K+S AG	5,510	140,456
Merck KGaA	2,353	227,819
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	2,168	431,946
OSRAM Licht AG	3,459	144,514
ProSiebenSat.1 Media SE	4,927	248,574
Telefonica Deutschland Holding AG	19,870	104,808

		5,476,589

Hong Kong - 1.7%
BOC Hong Kong Holdings Ltd.	24,500	74,554
Cathay Pacific Airways Ltd.	22,000	37,855
CK Hutchison Holdings Ltd.	4,000	53,768
Henderson Land Development Co., Ltd.	24,400	148,840
Hysan Development Co., Ltd.	9,000	36,771
Kerry Properties Ltd.	25,000	68,034

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 1.7% (continued)
Link REIT	6,500	$38,752
New World Development Co., Ltd.	26,000	25,530
NWS Holdings Ltd.	50,000	74,637
PCCW Ltd.	107,000	62,548
Sino Land Co., Ltd.	42,000	61,184
Swire Properties Ltd.	12,400	35,654
Techtronic Industries Co., Ltd.	23,000	93,110
WH Group Ltd. 144A †(a)	85,000	47,309
Wharf Holdings Ltd./The	4,000	22,054
Wheelock & Co., Ltd.	12,000	50,354
Yue Yuen Industrial Holdings Ltd.	20,000	67,750

		998,704

Italy - 3.2%
Assicurazioni Generali SpA	16,772	306,369
Banco Popolare SC †	14,980	206,429
Enel SpA	8,971	37,618
Eni SpA	1,156	17,176
Intesa Sanpaolo SpA	166,688	553,571
Mediobanca SpA	24,732	237,082
Prysmian SpA	8,786	191,967
UniCredit SpA	41,072	227,075
UnipolSai SpA	41,660	105,987

		1,883,274

Japan - 35.6%
Acom Co., Ltd. †	16,500	77,699
Aeon Co., Ltd.	2,700	41,601
AEON Financial Service Co., Ltd.	8,300	185,411
Aisin Seiki Co., Ltd.	4,400	189,369
Alfresa Holdings Corp.	9,600	189,603
Alps Electric Co., Ltd.	6,200	168,132
Amada Holdings Co., Ltd.	6,900	65,845
Asahi Kasei Corp.	8,000	54,097
Bandai Namco Holdings, Inc.	3,200	67,607
Bank of Yokohama Ltd./The	28,000	171,629
Bridgestone Corp.	7,100	243,540
Casio Computer Co., Ltd.	5,000	116,884
Central Japan Railway Co.	2,500	443,835
Chiba Bank Ltd./The	23,000	163,213
Chubu Electric Power Co., Inc.	15,600	213,622
Chugoku Bank Ltd./The	1,800	24,019
Credit Saison Co., Ltd.	2,100	41,375
Daicel Corp.	5,900	87,803
Dai-ichi Life Insurance Co., Ltd./The	26,900	447,554
Daiichi Sankyo Co., Ltd.	13,700	282,764
Daiwa Securities Group, Inc.	17,000	103,933
Dentsu, Inc.	4,800	262,619
East Japan Railway Co.	200	18,833
Eisai Co., Ltd.	2,200	145,532
Fuji Heavy Industries Ltd.	8,900	366,647
FUJIFILM Holdings Corp.	5,400	225,355
Fukuoka Financial Group, Inc.	36,000	178,510
Gunma Bank Ltd./The	24,000	139,542
Hachijuni Bank Ltd./The	35,000	214,200
Hiroshima Bank Ltd./The	30,000	170,513
Hisamitsu Pharmaceutical Co., Inc.	700	29,388
Hitachi Chemical Co., Ltd.	4,200	66,632
Hitachi High-Technologies Corp.	1,500	40,565
Hokuhoku Financial Group, Inc.	95,000	193,662
Honda Motor Co., Ltd.	14,500	463,442
Hoya Corp.	2,500	102,231
Iida Group Holdings Co., Ltd.	14,300	265,036
Isuzu Motors Ltd.	8,100	87,258
ITOCHU Corp.	11,900	140,759
Iyo Bank Ltd./The	18,300	177,797

	SHARES	VALUE (Note 4)
Japan - 35.6% (continued)
Japan Airlines Co., Ltd.	4,100	$146,751
JFE Holdings, Inc.	8,900	139,751
JTEKT Corp.	5,400	88,388
Kaneka Corp.	13,000	135,125
Kansai Electric Power Co., Inc./The †	21,800	261,378
Kawasaki Heavy Industries Ltd.	9,000	33,299
KDDI Corp.	17,600	457,075
Kobe Steel Ltd.	44,000	47,807
Koito Manufacturing Co., Ltd.	5,100	209,138
Konami Holdings Corp.	2,800	66,653
Konica Minolta, Inc.	10,100	101,153
Kose Corp.	1,600	147,937
Mabuchi Motor Co., Ltd.	2,000	108,390
Mazda Motor Corp.	2,800	57,777
Medipal Holdings Corp.	9,700	165,327
MEIJI Holdings Co., Ltd.	1,300	107,380
Minebea Co., Ltd.	9,000	77,058
Mitsubishi Chemical Holdings Corp.	35,800	227,141
Mitsubishi Corp.	1,800	29,940
Mitsubishi Electric Corp.	11,000	115,465
Mitsubishi UFJ Financial Group, Inc.	151,100	935,951
Mitsubishi UFJ Lease & Finance Co., Ltd.	21,500	110,644
Mitsui Chemicals, Inc.	36,000	159,660
Mixi, Inc.	1,500	56,105
Mizuho Financial Group, Inc.	237,500	475,000
MS&AD Insurance Group Holdings, Inc.	11,000	322,571
Murata Manufacturing Co., Ltd.	2,700	388,479
Nexon Co., Ltd.	15,400	250,523
NHK Spring Co., Ltd.	1,800	18,047
Nippon Express Co., Ltd.	5,000	23,496
Nippon Telegraph & Telephone Corp.	13,200	525,335
Nippon Yusen KK	11,000	26,661
Nissan Motor Co., Ltd.	25,700	269,098
Nitto Denko Corp.	3,100	226,318
NOK Corp.	7,200	168,198
Nomura Holdings, Inc.	85,000	473,455
Nomura Real Estate Holdings, Inc.	1,400	25,973
NSK Ltd.	6,400	69,542
NTT Data Corp.	400	19,338
NTT DOCOMO, Inc.	16,700	342,544
Obayashi Corp.	3,000	27,682
Oji Holdings Corp.	22,000	88,418
ORIX Corp.	28,500	399,811
Otsuka Corp.	1,500	73,686
Otsuka Holdings Co., Ltd.	2,400	85,269
Panasonic Corp.	11,600	117,595
Rohm Co., Ltd.	900	45,586
Santen Pharmaceutical Co., Ltd.	8,600	141,585
Seiko Epson Corp.	1,800	27,718
Sekisui House Ltd.	4,800	80,706
Seven & i Holdings Co., Ltd.	3,200	146,511
Shimadzu Corp.	8,000	133,919
Shimamura Co., Ltd.	300	35,133
Shinsei Bank Ltd.	27,000	49,688
Shionogi & Co., Ltd.	7,300	330,181
Shiseido Co., Ltd.	900	18,674
Shizuoka Bank Ltd./The	3,000	29,094
Sompo Japan Nipponkoa Holdings, Inc.	9,400	308,646
Sony Corp.	17,700	435,009
Stanley Electric Co., Ltd.	800	17,550
Sumitomo Chemical Co., Ltd.	41,000	235,467
Sumitomo Electric Industries Ltd.	1,200	16,945
Sumitomo Heavy Industries Ltd.	19,000	85,174
Sumitomo Mitsui Financial Group, Inc.	17,000	641,598
Sumitomo Mitsui Trust Holdings, Inc.	20,000	75,747

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 35.6% (continued)
Sumitomo Rubber Industries Ltd.	2,500	$32,508
Suzuken Co., Ltd.	4,100	155,809
Suzuki Motor Corp.	2,700	82,036
T&D Holdings, Inc.	20,100	265,190
Taiyo Nippon Sanso Corp.	8,600	77,776
TDK Corp.	2,900	185,727
Teijin Ltd.	43,000	146,538
Tohoku Electric Power Co., Inc.	15,800	197,521
Tokio Marine Holdings, Inc.	7,800	301,272
Tokyo Electric Power Co., Inc. †	51,100	294,247
Toppan Printing Co., Ltd.	5,000	46,066
TOTO Ltd.	3,600	126,475
Toyo Seikan Group Holdings Ltd.	5,000	92,746
Toyota Motor Corp.	6,000	369,474
West Japan Railway Co.	2,300	158,983
Yamaguchi Financial Group, Inc.	14,000	165,861
Yamaha Corp.	7,100	171,496
Yamaha Motor Co., Ltd.	9,200	206,221
Yamazaki Baking Co., Ltd.	4,000	89,943

		21,091,208

Netherlands - 3.6%
Aegon NV	10,929	61,809
Altice NV, Class A †	2,775	39,869
Boskalis Westminster	3,985	162,557
ING Groep NV CVA	46,545	629,756
Koninklijke Ahold NV	21,172	446,590
NN Group NV	8,416	296,941
Randstad Holding NV	3,841	239,184
Wolters Kluwer NV	7,883	264,739

		2,141,445

Norway - 0.1%
Yara International ASA	782	33,632

Portugal - 0.3%
Jeronimo Martins SGPS SA	15,231	198,192

Singapore - 1.2%
CapitaLand Commercial Trust Ltd. REIT	42,100	39,944
ComfortDelGro Corp. Ltd.	57,000	122,053
DBS Group Holdings Ltd.	14,300	167,589
Oversea-Chinese Banking Corp. Ltd.	37,100	229,368
United Overseas Bank Ltd.	12,400	170,956

		729,910

South Africa - 0.3%
Investec PLC	4,288	30,235
Mondi PLC	6,205	121,622

		151,857

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA	608	17,789
Endesa SA	6,429	129,156
Ferrovial SA	13,806	312,198
Gas Natural SDG SA	2,169	44,231
Iberdrola SA	49,355	349,876
Industria de Diseno Textil SA	4,147	142,467
Telefonica SA	11,651	129,255

		1,124,972

Sweden - 1.6%
Boliden AB	3,174	53,178
Electrolux AB, Series B	3,965	95,665
Husqvarna AB, B Shares	7,103	46,876
Investor AB, B Shares	622	22,859
Nordea Bank AB	23,865	261,841

	SHARES	VALUE (Note 4)
Sweden - 1.6% (continued)
Securitas AB, B Shares	10,323	$157,848
Svenska Cellulosa AB SCA, Class B	1,564	45,325
Swedish Match AB	1,210	42,758
Tele2 AB, B Shares	10,754	107,244
Telefonaktiebolaget LM Ericsson, B Shares	10,137	97,734

		931,328

Switzerland - 4.4%
Actelion Ltd. †	534	74,196
Adecco SA †	3,018	206,560
Baloise Holding AG	2,614	331,294
Credit Suisse Group AG †	16,254	350,143
Givaudan SA †	136	246,835
STMicroelectronics NV	4,294	28,747
Swiss Life Holding AG †	1,259	339,111
Swiss Re AG	5,799	566,367
Zurich Insurance Group AG †	1,843	473,467

		2,616,720

United Kingdom - 12.3%
3i Group PLC	16,750	118,654
Aviva PLC	24,923	189,177
BAE Systems PLC	22,878	168,440
Barclays PLC	95,452	307,238
Barratt Developments PLC	13,490	124,307
British Land Co. PLC/The REIT	9,564	110,664
BT Group PLC	105,290	731,089
Direct Line Insurance Group PLC	75,567	452,957
Dixons Carphone PLC	27,016	198,813
easyJet PLC	1,126	28,879
Fiat Chrysler Automobiles NV †	19,606	272,285
Hammerson PLC REIT	5,925	52,379
HSBC Holdings PLC	32,248	254,573
Imperial Tobacco Group PLC	6,967	367,981
Inmarsat PLC	3,105	52,054
International Consolidated Airlines Group SA	34,221	306,729
Intu Properties PLC REIT	21,010	98,157
Kingfisher PLC	42,718	206,904
Land Securities Group PLC REIT	4,025	69,774
Legal & General Group PLC	34,823	137,408
Marks & Spencer Group PLC	33,016	219,827
National Grid PLC	30,774	424,422
Persimmon PLC †	7,974	237,891
Prudential PLC	5,602	126,210
Royal Mail PLC	27,917	182,853
Sage Group PLC/The	26,586	236,218
Segro PLC REIT	5,510	34,870
Shire PLC	1,849	126,855
Sky PLC	16,574	271,693
Taylor Wimpey PLC	54,036	161,533
Vodafone Group PLC	180,597	585,634
William Hill PLC	25,380	148,120
WPP PLC	12,158	279,656

		7,284,244

TOTAL COMMON STOCKS (cost $59,832,105)		58,336,309

EXCHANGE-TRADED FUNDS (ETF) - 0.1%

United States - 0.1%
iShares MSCI EAFE ETF (1)
(cost $69,672)	1,241	72,909

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 98.7% (cost $59,901,777)		$58,409,218

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		787,362

NET ASSETS - 100.0%		$59,196,580

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$11,554,483	19.6%
Consumer Staples	2,917,475	4.9
Energy	17,176	0.0(b)
Exchange-Traded Funds	72,909	0.1
Financials	21,799,766	36.9
Health Care	2,484,998	4.2
Industrials	6,339,850	10.7
Information Technology	2,895,459	4.9
Materials	3,155,748	5.3
Telecommunication Services	4,818,212	8.1
Utilities	2,353,142	4.0

Total Investments In Securities,	58,409,218	98.7
At Value
Other Assets in Excess of Liabilities	787,362	1.3

Net Assets	$59,196,580	100.0%

(b)	Represents less than 0.05% of net assets.

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

COMMON STOCKS - 93.6%	SHARES	VALUE (Note 4)
Brazil - 2.6%
EDP - Energias do Brasil SA (1)	229,200	$697,521
Equatorial Energia SA (1)	94,400	817,000
Fibria Celulose SA ADR (1)	56,783	720,576
Itau Unibanco Holding SA ADR (1)	42,642	277,600
JBS SA (1)	260,000	811,627
Lojas Renner SA (1)	95,900	414,506
Porto Seguro SA (1)	49,400	359,489
Telefonica Brasil SA ADR (1)	25,570	230,897
Ultrapar Participacoes SA (1)	13,600	207,803

		4,537,019

Chile - 1.1%
Cia Cervecerias Unidas SA ADR (1)	7,190	155,735
Corpbanca SA (1)	53,702,069	431,854
Enersis SA ADR (1)	115,767	1,406,569

		1,994,158

China - 29.4%
Agricultural Bank of China Ltd., H Shares	3,031,000	1,233,468
Air China Ltd., H Shares	286,000	224,309
Anhui Conch Cement Co., Ltd., H Shares	68,500	183,106
ANTA Sports Products Ltd.	187,000	511,233
Bank of China Ltd., H Shares	8,141,000	3,612,271
Bank of Communications Co., Ltd., H Shares	1,890,000	1,325,414
Beijing Capital International Airport Co.,
Ltd., H Shares	310,000	332,957
Belle International Holdings Ltd.	866,000	647,947
China Cinda Asset Management Co.,
Ltd., H Shares	480,000	176,668
China CITIC Bank Corp. Ltd., H Shares †	982,000	632,912
China Construction Bank Corp., H Shares	9,657,000	6,587,504
China Everbright Bank Co., Ltd., H Shares	1,672,000	809,595
China Galaxy Securities Co., Ltd., H Shares (a)	866,000	787,051
China Life Insurance Co., Ltd., H Shares	414,000	1,329,022
China Merchants Bank Co., Ltd., H Shares	1,132,000	2,649,831
China Minsheng Banking Corp. Ltd., H Shares	2,583,000	2,548,126
China Pacific Insurance Group Co., Ltd., H Shares	123,400	504,999
China Railway Construction Corp. Ltd., H Shares	676,000	831,999
China Railway Group Ltd., H Shares	114,000	85,977
China Southern Airlines Co., Ltd., H Shares	980,000	755,483
China Telecom Corp. Ltd., H Shares	1,660,000	774,335
China Vanke Co., Ltd., H Shares (3)(a)(b)	586,800	1,743,972
Chongqing Rural Commercial Bank Co.,
Ltd., H Shares	1,034,000	621,042
CNOOC Ltd. ADR (1)(a)	21,447	2,238,638
Country Garden Holdings Co., Ltd.	1,868,000	761,319
Dalian Wanda Commercial Properties
Co., Ltd., H Shares 144A (c)	16,700	96,927
Dongfeng Motor Group Co., Ltd., H Shares	102,000	135,121
Evergrande Real Estate Group Ltd. (a)	1,092,000	956,018

	SHARES	VALUE (Note 4)
China - 29.4% (continued)
Geely Automobile Holdings Ltd. (a)	1,545,000	$816,390
Guangzhou R&F Properties Co., Ltd., H Shares	241,600	296,229
Huadian Power International Corp. Ltd., H Shares	840,000	543,544
Huaneng Power International, Inc., H Shares	596,000	510,350
Industrial & Commercial Bank of China Ltd., H Shares	9,660,000	5,790,383
Jiangsu Expressway Co., Ltd., H Shares	114,000	153,001
Longfor Properties Co., Ltd.	293,500	436,524
New China Life Insurance Co., Ltd., H Shares	113,100	472,631
People’s Insurance Co. Group of China Ltd./The, H Shares	1,206,000	587,171
PICC Property & Casualty Co., Ltd., H Shares	432,000	852,559
Ping An Insurance Group Co. of China Ltd., H Shares	1,062,500	5,859,374
Shui On Land Ltd.	1,578,000	431,270
Sino-Ocean Land Holdings Ltd.	1,030,000	656,741
Sinopec Engineering Group Co., Ltd., H Shares	78,500	66,775
Sinopec Shanghai Petrochemical Co., Ltd., H Shares †	924,000	365,448
Sunac China Holdings Ltd.	139,000	106,804
TravelSky Technology Ltd., H Shares	47,000	76,953
Zhejiang Expressway Co., Ltd., H Shares	212,000	253,307
ZHuzhou CSR Times Electric Co., Ltd., H Shares	92,000	530,523
ZTE Corp., H Shares	140,200	318,266

		52,221,487

Hong Kong - 9.5%
China Everbright Ltd.	364,000	831,385
China Jinmao Holdings Group Ltd.	1,308,000	445,536
China Mobile Ltd. ADR (1)	134,638	7,584,158
China Overseas Land & Investment Ltd. (a)	562,000	1,956,526
China Power International Development Ltd.	1,240,000	713,786
China Resources Land Ltd.	442,000	1,279,016
China Resources Power Holdings Co., Ltd.	276,000	533,980
China Taiping Insurance Holdings Co., Ltd. †	264,600	812,193
China Unicom Hong Kong Ltd.	462,000	558,097
CITIC Ltd. (a)	618,000	1,089,684
Far East Horizon Ltd.	336,000	311,297
Guangdong Investment Ltd.	150,000	211,834
Shimao Property Holdings Ltd.	30,000	52,883
Sino Biopharmaceutical Ltd.	228,000	206,139
Yuexiu Property Co., Ltd.	1,570,000	270,281

		16,856,795

Hungary - 2.0%
MOL Hungarian Oil & Gas PLC	20,968	1,022,667
OTP Bank PLC	66,911	1,375,782
Richter Gedeon Nyrt	59,828	1,129,224

		3,527,673

India - 0.5%
Dr. Reddy’s Laboratories Ltd. ADR (1)(a)	5,853	270,935
State Bank of India GDR	13,527	454,925

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
India - 0.5% (continued)
Tata Motors Ltd. ADR (1)†	8,535	$251,527

		977,387

Indonesia - 0.6%
Bank Negara Indonesia Persero Tbk PT	740,300	265,041
Lippo Karawaci Tbk PT	3,803,000	284,619
United Tractors Tbk PT	497,900	606,249

		1,155,909

Korea, Republic of - 19.4%
Amorepacific Corp. †	1,245	436,904
AMOREPACIFIC Group †	2,555	319,198
BGF retail Co., Ltd. †	3,611	522,770
BNK Financial Group, Inc. †	58,905	419,636
CJ Corp. †	3,140	666,959
CJ E&M Corp. †	2,853	194,744
Daelim Industrial Co., Ltd. †	3,285	185,490
Daewoo Securities Co., Ltd. †	89,387	707,579
DGB Financial Group, Inc. †	20,040	170,721
Dongbu Insurance Co., Ltd. †	16,135	965,381
E-MART, Inc. †	1,701	272,942
GS Retail Co., Ltd. †	4,500	205,017
Hankook Tire Co., Ltd. †	5,947	237,201
Hanwha Chemical Corp. †	37,078	844,787
Hanwha Corp. †	24,966	827,762
Hanwha Life Insurance Co., Ltd. †	105,567	663,257
Hyosung Corp. †	7,923	783,613
Hyundai Department Store Co., Ltd. †	2,617	280,483
Hyundai Development Co.-Engineering & Construction †	16,489	538,830
Hyundai Marine & Fire Insurance Co., Ltd. †	30,621	938,229
Hyundai Steel Co. †	1,192	50,230
Industrial Bank of Korea †	30,581	319,769
Kangwon Land, Inc. †	13,842	451,781
KB Financial Group, Inc. †	36,118	1,017,582
Kia Motors Corp. †	26,875	1,198,356
Korea Electric Power Corp. †	32,247	1,366,215
Korea Investment Holdings Co., Ltd. †	13,906	581,108
Korean Air Lines Co., Ltd. †	17,268	405,360
KT Corp. †	9,982	239,201
KT&G Corp. †	12,669	1,125,832
LG Chem Ltd. †	5,014	1,384,281
LG Display Co., Ltd. †	29,711	615,385
LG Household & Health Care Ltd. †	757	672,203
LG Innotek Co., Ltd. †	3,726	309,718
LG Uplus Corp. †	78,477	692,974
Lotte Chemical Corp. †	4,321	881,688
Lotte Chilsung Beverage Co., Ltd. †	73	137,743
Mirae Asset Securities Co., Ltd. †	17,428	317,093
NCSoft Corp.	4,233	763,107
NH Investment & Securities Co., Ltd. †	36,531	309,094
S-1 Corp. †	2,872	243,677
Samsung Card Co., Ltd. †	15,007	392,881
Samsung Electro-Mechanics Co., Ltd. †	12,727	676,213
Samsung Electronics Co., Ltd. GDR
(LSE)	1,309	694,012
Samsung Electronics Co., Ltd. GDR	6,046	3,248,459
Samsung Fire & Marine Insurance Co.,
Ltd. †	1,484	387,927
Samsung Life Insurance Co., Ltd. †	5,799	541,915
Samsung Securities Co., Ltd. †	20,513	719,928
Shinhan Financial Group Co., Ltd. †	6,392	214,718
Shinsegae Co., Ltd. †	2,850	554,498
SK Hynix, Inc. †	38,001	981,678
SK Innovation Co., Ltd. †	9,479	1,039,571

	SHARES	VALUE (Note 4)
Korea, Republic of - 19.4% (continued)
SK Telecom Co., Ltd.	1,331	$243,597
S-Oil Corp.	14,213	952,076
Woori Bank	64,721	484,066

		34,395,439

Malaysia - 0.1%
Tenaga Nasional Bhd	33,300	103,103

Malta - 0.5%
Brait SE †(a)	90,839	980,040

Mexico - 0.4%
Gruma SAB de CV, Class B (1)	41,700	584,930
Grupo Lala SAB de CV (1)	24,200	56,265

		641,195

Netherlands - 0.5%
Steinhoff International Holdings NV	176,001	899,181

Poland - 2.2%
Alior Bank SA †	5,818	98,390
Enea SA	124,233	356,492
Energa SA	134,922	434,343
Eurocash SA	48,648	599,513
Grupa Azoty SA †	8,555	216,614
Grupa Lotos SA †	55,032	378,541
Polski Koncern Naftowy Orlen SA	67,575	1,163,255
Polskie Gornictwo Naftowe i
Gazownictwo SA	539,159	703,692

		3,950,840

Russia - 1.9%
MMC Norilsk Nickel PJSC ADR (1)	110,910	1,407,822
Mobile TeleSystems PJSC ADR (1)	12,410	76,694
Severstal PAO GDR	84,693	707,607
Sistema JSFC GDR	49,681	292,486
Tatneft PAO ADR (LSE)	3,417	90,370
Tatneft PAO ADR	23,006	608,279
Tatneft PAO ADR (1)	6,431	170,036
Uralkali PJSC GDR †(3)(b)	8,264	107,698

		3,460,992

South Africa - 5.7%
AngloGold Ashanti Ltd. ADR (1)†	107,527	763,442
Bidvest Group Ltd./The	25,674	544,936
Capitec Bank Holdings Ltd.	10,318	358,817
Discovery Ltd.	5,977	51,262
Exxaro Resources Ltd.	51,740	146,984
Hyprop Investments Ltd. REIT	79,111	529,479
Investec Ltd.	112,916	797,665
Liberty Holdings Ltd.	49,536	368,671
MMI Holdings Ltd.	198,782	281,892
Mondi Ltd.	32,772	648,531
MTN Group Ltd.	76,190	656,328
Nedbank Group Ltd.	8,400	102,614
Netcare Ltd.	248,585	544,447
Pick n Pay Stores Ltd.	64,093	269,220
Pioneer Foods Group Ltd.	26,673	273,603
Redefine Properties Ltd. REIT	425,319	266,981
Resilient REIT Ltd. REIT	69,239	515,138
Sappi Ltd. †	56,500	237,391
Sasol Ltd.	10,637	287,176
SPAR Group Ltd./The	24,318	289,343
Standard Bank Group Ltd.	110,123	807,228
Telkom SA SOC Ltd.	138,764	576,527
Truworths International Ltd.	93,944	553,800

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
South Africa - 5.7% (continued)
Woolworths Holdings Ltd.	37,041	$239,628

		10,111,103

Taiwan - 14.1%
Advanced Semiconductor Engineering, Inc.	203,000	233,190
Asustek Computer, Inc.	101,000	833,944
AU Optronics Corp.	1,489,000	438,979
Casetek Holdings Ltd.	77,000	312,704
Catcher Technology Co., Ltd.	93,000	775,287
Cathay Financial Holding Co., Ltd.	435,000	609,409
China Airlines Ltd. †	1,494,000	544,523
China Development Financial Holding
Corp.	1,752,000	436,996
China Life Insurance Co., Ltd./Taiwan	1,172,300	895,202
Compal Electronics, Inc.	91,000	50,924
Eva Airways Corp. †	1,055,000	595,788
Far EasTone Telecommunications Co.,
Ltd. †	318,000	653,555
Feng TAY Enterprise Co., Ltd.	31,090	158,109
Foxconn Technology Co., Ltd.	372,240	784,132
Fubon Financial Holding Co., Ltd.	1,122,000	1,526,177
Hon Hai Precision Industry Co., Ltd.	1,018,950	2,493,674
Innolux Corp.	2,827,000	849,713
Inventec Corp.	562,000	366,377
Lite-On Technology Corp.	67,000	64,614
Mega Financial Holding Co., Ltd.	754,000	486,114
Novatek Microelectronics Corp.	39,000	151,830
Pegatron Corp.	372,000	809,088
Pou Chen Corp.	436,000	568,946
Powertech Technology, Inc.	310,000	611,255
Realtek Semiconductor Corp.	42,000	99,984
Shin Kong Financial Holding Co., Ltd.	3,200,411	693,338
Siliconware Precision Industries Co.,
Ltd.	230,143	363,436
SinoPac Financial Holdings Co., Ltd.	1,575,680	447,398
Taiwan Business Bank †	293,563	72,895
Taiwan Semiconductor Manufacturing
Co., Ltd. ADR (1)	256,396	5,833,009
Transcend Information, Inc.	55,000	142,856
Uni-President Enterprises Corp.	343,000	571,759
United Microelectronics Corp.	1,755,000	641,342
Wan Hai Lines Ltd.	359,000	197,835
Zhen Ding Technology Holding Ltd.	288,000	656,653

		24,971,035

Thailand - 1.7%
Delta Electronics Thailand PCL NVDR	206,300	435,924
Indorama Ventures PCL NVDR	144,500	84,619
IRPC PCL NVDR	3,302,900	391,688
PTT Global Chemical PCL NVDR	519,600	718,745
PTT PCL NVDR	63,100	425,069
Thai Oil PCL NVDR	250,500	456,590
Thai Union Group PCL NVDR	904,700	429,773

		2,942,408

Turkey - 1.4%
Arcelik AS	13,739	65,771
Eregli Demir ve Celik Fabrikalari TAS	793,152	825,369
TAV Havalimanlari Holding AS	61,688	384,531
Tupras Turkiye Petrol Rafinerileri AS †	4,718	112,526
Turk Hava Yollari AO †	230,487	582,994
Turk Telekomunikasyon AS	43,907	82,116
Turkiye Sise ve Cam Fabrikalari AS	276,427	302,114

	SHARES	VALUE (Note 4)
Turkey - 1.4% (continued)
Turkiye Vakiflar Bankasi Tao, Class D	168,985	$221,461

		2,576,882

TOTAL COMMON STOCKS (cost $178,663,962)		166,302,646

PREFERRED STOCKS - 1.5%

Brazil - 1.3%
Banco do Estado do Rio Grande do Sul
SA, Series B (1)	36,800	54,508
Braskem SA, Class A (1)	103,500	722,571
Centrais Eletricas Brasileiras SA, Class B (1)	99,500	262,567
Cia Energetica de Sao Paulo, Series B (1)	142,400	482,315
Suzano Papel e Celulose SA, Series A (1)	175,200	827,675

		2,349,636

Chile - 0.2%
Embotelladora Andina SA, Series B (1)	102,540	305,032

TOTAL PREFERRED STOCKS (cost $2,744,590)		2,654,668

EXCHANGE- TRADED FUNDS (ETF) - 1.9%
United States - 1.9%iShares MSCI Emerging Markets ETF (1)(a)
(cost $3,494,321)	108,524	3,493,388

MONEY MARKET FUNDS - 2.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (d)
(cost $3,997,843)	3,997,843	3,997,843

SECURITIES LENDING COLLATERAL - 4.5%

Money Market Funds - 4.5%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.090% (d)(e)
(cost $7,918,474)	7,918,474	7,918,474

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 103.8%
(cost $196,819,190)		184,367,019

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8%)		(6,756,929)

NET ASSETS - 100.0%		$177,610,090

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $7,574,644; cash collateral of $7,918,474 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of December 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $1,851,670 or 1.0% of total net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$8,179,221	4.6%
Consumer Staples	8,039,410	4.5
Energy	10,394,960	5.9
Exchange-Traded Funds	3,493,388	1.9
Financials	71,026,809	40.0
Health Care	2,150,745	1.2
Industrials	10,951,063	6.2
Information Technology	24,632,706	13.8
Materials	12,481,813	7.0
Telecommunication Services	12,660,967	7.1
Utilities	8,439,620	4.8
Money Market Funds	3,997,843	2.3
Securities Lending Collateral	7,918,474	4.5

Total Investments In Securities, At Value	184,367,019	103.8
Liabilities in Excess of Other Assets	(6,756,929)	(3.8)

Net Assets	$177,610,090	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

COMMON STOCKS - 97.7%	SHARES	VALUE (Note 4)
Consumer Discretionary - 21.5%
Advance Auto Parts, Inc.	10,500	$1,580,355
Amazon.com, Inc. †	47,055	31,804,004
AutoNation, Inc. †	14,700	877,002
AutoZone, Inc. †	3,668	2,721,326
Best Buy Co., Inc.	23,962	729,643
Brinker International, Inc.	12,400	594,580
Brunswick Corp.	16,700	843,517
Cabela’s, Inc. †	11,000	514,030
CarMax, Inc. †	24,366	1,315,033
Carnival Corp.	72,631	3,956,937
Carter’s, Inc.	7,700	685,531
Charter Communications, Inc., Class A †	14,360	2,629,316
Chipotle Mexican Grill, Inc. †	1,572	754,324
Cinemark Holdings, Inc.	15,800	528,194
Comcast Corp., Class A	72,635	4,098,793
CST Brands, Inc.	13,128	513,830
Darden Restaurants, Inc.	12,035	765,907
Delphi Automotive PLC (United Kingdom)	23,579	2,021,428
Dillard’s, Inc., Class A	10,500	689,955
DISH Network Corp., Class A †	28,266	1,616,250
Dollar General Corp.	25,973	1,866,680
Dollar Tree, Inc. †	28,419	2,194,515
Domino’s Pizza, Inc.	12,719	1,414,989
DR Horton, Inc.	47,077	1,507,876
Expedia, Inc.	23,991	2,982,081
Foot Locker, Inc.	24,400	1,588,196
General Motors Co.	33,294	1,132,329
Gentex Corp.	26,000	416,260
Genuine Parts Co.	16,500	1,417,185
Goodyear Tire & Rubber Co./The	29,794	973,370
Graham Holdings Co., Class B	737	357,423
H&R Block, Inc.	14,544	484,461
Hanesbrands, Inc.	52,467	1,544,104
Harley-Davidson, Inc.	9,500	431,205
Harman International Industries, Inc.	9,491	894,147
Hasbro, Inc.	13,480	908,013
Home Depot, Inc./The	130,664	17,280,314
Hyatt Hotels Corp., Class A †	10,100	474,902
Kate Spade & Co. †	21,900	389,163
L Brands, Inc.	43,592	4,176,985
Lear Corp.	4,725	580,372
Leggett & Platt, Inc.	14,426	606,181
Lennar Corp., Class A	23,517	1,150,216
Lions Gate Entertainment Corp.	15,161	491,065
LKQ Corp. †	26,100	773,343
Lowe’s Cos., Inc.	105,314	8,008,077
lululemon athletica, Inc. (Canada) †	5,886	308,838
Madison Square Garden Co./The, Class A †	5,379	870,322
McDonald’s Corp.	29,028	3,429,368
Michaels Cos., Inc./The †	21,313	471,230
Mohawk Industries, Inc. †	12,929	2,448,623
MSG Networks, Inc., Class A †	16,139	335,691
Murphy USA, Inc. †	6,252	379,746
Netflix, Inc. †	56,044	6,410,313
Newell Rubbermaid, Inc.	15,515	683,901
NIKE, Inc., Class B	179,522	11,220,125
Norwegian Cruise Line Holdings Ltd. †	45,587	2,671,398
NVR, Inc. †	599	984,157
O’Reilly Automotive, Inc. †	19,469	4,933,834
Panera Bread Co., Class A †	2,400	467,472
Polaris Industries, Inc.	6,733	578,701

	SHARES	VALUE (Note 4)
Consumer Discretionary - 21.5% (continued)
Priceline Group, Inc./The †	3,706	$4,724,965
Ross Stores, Inc.	61,710	3,320,615
Royal Caribbean Cruises Ltd.	31,428	3,180,828
Sally Beauty Holdings, Inc. †	22,600	630,314
Service Corp. International	15,037	391,263
ServiceMaster Global Holdings, Inc. †	25,750	1,010,430
Signet Jewelers Ltd.	14,400	1,781,136
Sirius XM Holdings, Inc. †	125,421	510,463
Six Flags Entertainment Corp.	32,600	1,791,044
Skechers U.S.A., Inc., Class A †	59,112	1,785,774
Staples, Inc.	48,343	457,808
Starbucks Corp.	179,631	10,783,249
Target Corp.	54,142	3,931,251
TEGNA, Inc.	50,200	1,281,104
Thomson Reuters Corp.	8,785	332,512
Time Warner, Inc.	6,464	418,027
TJX Cos., Inc./The	51,267	3,635,343
Tractor Supply Co.	25,462	2,177,001
Ulta Salon Cosmetics & Fragrance, Inc. †	16,379	3,030,115
Under Armour, Inc., Class A †	36,805	2,966,851
VF Corp.	21,973	1,367,819
Walt Disney Co./The	166,692	17,515,995
Whirlpool Corp.	9,349	1,373,088
Williams-Sonoma, Inc.	8,200	478,962
Wyndham Worldwide Corp.	15,906	1,155,571
Yum! Brands, Inc.	13,060	954,033

		220,462,687

Consumer Staples - 10.2%
Altria Group, Inc.	230,749	13,431,899
Archer-Daniels-Midland Co.	18,808	689,877
Brown-Forman Corp., Class B	12,435	1,234,547
Campbell Soup Co.	12,645	664,495
Church & Dwight Co., Inc.	19,767	1,677,823
Clorox Co./The	10,487	1,330,066
Coca-Cola Enterprises, Inc.	15,168	746,872
ConAgra Foods, Inc.	44,404	1,872,073
Constellation Brands, Inc., Class A	32,500	4,629,300
Costco Wholesale Corp.	47,893	7,734,720
Coty, Inc., Class A	61,025	1,564,071
CVS Health Corp.	86,669	8,473,628
Dr Pepper Snapple Group, Inc.	46,900	4,371,080
Edgewell Personal Care Co.	4,753	372,493
Estee Lauder Cos., Inc./The, Class A	21,249	1,871,187
Flowers Foods, Inc.	22,063	474,134
General Mills, Inc.	38,493	2,219,506
Hain Celestial Group, Inc./The †	18,761	757,757
Hershey Co./The	11,545	1,030,622
Hormel Foods Corp.	30,585	2,418,662
Ingredion, Inc.	4,600	440,864
JM Smucker Co./The	8,507	1,049,253
Kroger Co./The	149,028	6,233,841
McCormick & Co., Inc.	14,464	1,237,540
Mead Johnson Nutrition Co.	7,706	608,389
Molson Coors Brewing Co., Class B	8,159	766,293
Mondelez International, Inc., Class A	174,980	7,846,103
Monster Beverage Corp. †	32,937	4,906,296
PepsiCo, Inc.	12,996	1,298,560
Philip Morris International, Inc.	18,203	1,600,226
Pilgrim’s Pride Corp.	35,800	790,822
Pinnacle Foods, Inc.	16,281	691,291
Reynolds American, Inc.	191,121	8,820,234
Tyson Foods, Inc., Class A	12,255	653,559

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 10.2% (continued)
Walgreens Boots Alliance, Inc.	113,024	$9,624,559
WhiteWave Foods Co./The †	30,208	1,175,393

		105,308,035

Energy - 1.6%
Cheniere Energy, Inc. †	9,969	371,345
Cimarex Energy Co.	3,765	336,516
Columbia Pipeline Group, Inc.	45,756	915,120
CVR Energy, Inc.	12,300	484,005
Diamondback Energy, Inc. †	10,458	699,640
HollyFrontier Corp.	20,944	835,456
Marathon Petroleum Corp.	57,121	2,961,153
Newfield Exploration Co. †	14,405	469,027
PBF Energy, Inc., Class A	14,637	538,788
Phillips 66	25,857	2,115,102
Tesoro Corp.	23,165	2,440,896
Valero Energy Corp.	61,421	4,343,079

		16,510,127

Financials - 10.7%
Alexandria Real Estate Equities, Inc. REIT	5,032	454,692
Allstate Corp./The	34,468	2,140,118
American Financial Group, Inc.	13,868	999,605
American International Group, Inc.	104,438	6,472,023
Ameriprise Financial, Inc.	19,640	2,090,089
AmTrust Financial Services, Inc.	18,312	1,127,653
Aon PLC (United Kingdom)	13,615	1,255,439
Apartment Investment & Management Co., Class A REIT	32,100	1,284,963
Arch Capital Group Ltd. †	25,671	1,790,552
Assured Guaranty Ltd.	11,575	305,927
AvalonBay Communities, Inc. REIT	7,137	1,314,136
Axis Capital Holdings Ltd.	9,450	531,279
Bank of New York Mellon Corp./The	38,745	1,597,069
Berkshire Hathaway, Inc., Class B †	6,136	810,197
BlackRock, Inc.	3,160	1,076,043
Boston Properties, Inc. REIT	11,893	1,516,833
Brixmor Property Group, Inc. REIT	40,616	1,048,705
Camden Property Trust REIT	10,668	818,876
Charles Schwab Corp./The	12,342	406,422
Cincinnati Financial Corp.	26,000	1,538,420
CME Group, Inc.	46,128	4,179,197
Corrections Corp. of America REIT	18,552	491,442
Credit Acceptance Corp. †	6,100	1,305,522
Digital Realty Trust, Inc. REIT	24,330	1,839,835
Discover Financial Services	22,325	1,197,067
E*TRADE Financial Corp. †	58,031	1,720,039
East West Bancorp, Inc.	16,247	675,225
Endurance Specialty Holdings Ltd.	4,748	303,825
Equinix, Inc. REIT	5,987	1,810,469
Equity LifeStyle Properties, Inc. REIT	7,799	519,959
Equity Residential REIT	24,742	2,018,700
Essex Property Trust, Inc. REIT	17,440	4,175,310
Extra Space Storage, Inc. REIT	32,200	2,840,362
FactSet Research Systems, Inc.	5,507	895,273
Federal Realty Investment Trust REIT	13,268	1,938,455
First Horizon National Corp.	34,651	503,133
First Republic Bank/CA	8,493	561,048
FNF Group	59,471	2,061,860
Four Corners Property Trust, Inc. REIT †	1	16
General Growth Properties, Inc. REIT	46,849	1,274,761
Hartford Financial Services Group, Inc./The	28,927	1,257,167
Huntington Bancshares, Inc./OH	147,100	1,626,926

	SHARES	VALUE (Note 4)
Financials - 10.7% (continued)
Interactive Brokers Group, Inc., Class A	41,795	$1,822,262
Intercontinental Exchange, Inc.	8,943	2,291,733
Iron Mountain, Inc. REIT	20,315	548,708
JPMorgan Chase & Co.	77,013	5,085,168
Kimco Realty Corp. REIT	13,298	351,865
Lamar Advertising Co., Class A REIT	12,300	737,754
M&T Bank Corp.	3,100	375,658
Markel Corp. †	1,588	1,402,760
Marsh & McLennan Cos., Inc.	7,400	410,330
McGraw Hill Financial, Inc.	29,847	2,942,317
Moody’s Corp.	26,398	2,648,775
MSCI, Inc.	9,664	697,064
Nasdaq, Inc.	18,693	1,087,372
National Retail Properties, Inc. REIT	18,861	755,383
Navient Corp.	29,600	338,920
Northern Trust Corp.	16,624	1,198,424
Omega Healthcare Investors, Inc. REIT	11,537	403,564
OneMain Holdings, Inc. †	25,962	1,078,461
PNC Financial Services Group, Inc./The	12,899	1,229,404
Post Properties, Inc. REIT	5,900	349,044
Principal Financial Group, Inc.	9,300	418,314
Progressive Corp./The	51,821	1,647,908
Public Storage REIT	7,228	1,790,376
Raymond James Financial, Inc.	9,298	539,005
Realty Income Corp. REIT	6,817	351,962
Regency Centers Corp. REIT	19,200	1,307,904
RenaissanceRe Holdings Ltd.	2,824	319,649
Santander Consumer USA Holdings, Inc. †	22,128	350,729
SEI Investments Co.	15,136	793,126
Signature Bank †	9,881	1,515,449
Simon Property Group, Inc. REIT	1,669	324,520
SL Green Realty Corp. REIT	2,865	323,688
SunTrust Banks, Inc.	11,700	501,228
SVB Financial Group †	10,697	1,271,873
Synchrony Financial †	83,057	2,525,763
Synovus Financial Corp.	10,355	335,295
Torchmark Corp.	14,100	805,956
Travelers Cos., Inc./The	20,407	2,303,134
UDR, Inc. REIT	41,200	1,547,884
Validus Holdings Ltd.	11,512	532,891
Vornado Realty Trust REIT	7,098	709,516
Voya Financial, Inc.	13,148	485,293
White Mountains Insurance Group Ltd.	739	537,113
WR Berkley Corp.	13,700	750,075
XL Group PLC (Ireland)	13,546	530,732

		110,048,981

Health Care - 13.5%
Abbott Laboratories	58,675	2,635,094
AbbVie, Inc.	15,865	939,843
Acadia Healthcare Co., Inc. †	15,188	948,642
Aetna, Inc.	50,948	5,508,498
Agios Pharmaceuticals, Inc. †	11,833	768,198
Akorn, Inc. †	22,026	821,790
Align Technology, Inc. †	9,300	612,405
Alkermes PLC (Ireland) †	5,991	475,565
Alnylam Pharmaceuticals, Inc. †	7,391	695,789
AmerisourceBergen Corp.	26,721	2,771,235
Amgen, Inc.	3,003	487,477
Anthem, Inc.	32,908	4,588,691
athenahealth, Inc. †	5,100	820,947
Becton Dickinson and Co.	15,802	2,434,930
BioMarin Pharmaceutical, Inc. †	24,074	2,521,992

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 13.5% (continued)
Bluebird Bio, Inc. †	15,072	$967,924
Boston Scientific Corp. †	151,289	2,789,769
Bristol-Myers Squibb Co.	131,246	9,028,412
Cardinal Health, Inc.	19,522	1,742,729
Celgene Corp. †	31,723	3,799,146
Centene Corp. †	33,013	2,172,585
Cerner Corp. †	29,761	1,790,719
Cooper Cos., Inc./The	7,400	993,080
CR Bard, Inc.	6,011	1,138,724
DaVita HealthCare Partners, Inc. †	18,960	1,321,702
DexCom, Inc. †	29,613	2,425,305
Edwards Lifesciences Corp. †	47,568	3,756,921
Eli Lilly & Co.	120,637	10,164,874
Express Scripts Holding Co. †	13,491	1,179,248
HCA Holdings, Inc. †	23,992	1,622,579
Henry Schein, Inc. †	6,082	962,112
Hologic, Inc. †	42,077	1,627,959
IDEXX Laboratories, Inc. †	8,000	583,360
Illumina, Inc. †	5,021	963,756
Incyte Corp. †	30,088	3,263,044
Intrexon Corp. †	32,848	990,367
Intuitive Surgical, Inc. †	2,503	1,367,038
Ionis Pharmaceuticals, Inc. †	19,629	1,215,624
Jazz Pharmaceuticals PLC (Ireland) †	5,800	815,248
Laboratory Corp of America Holdings †	3,822	472,552
McKesson Corp.	1,918	378,287
Medivation, Inc. †	14,073	680,289
MEDNAX, Inc. †	11,701	838,494
Medtronic PLC (Ireland)	10,824	832,582
Mettler-Toledo International, Inc. †	1,323	448,669
OPKO Health, Inc. †	78,196	785,870
Pfizer, Inc.	535,229	17,277,192
Puma Biotechnology, Inc. †	5,764	451,898
Quest Diagnostics, Inc.	8,879	631,652
Quintiles Transnational Holdings, Inc. †	11,644	799,477
Regeneron Pharmaceuticals, Inc. †	11,837	6,425,952
ResMed, Inc.	17,407	934,582
St. Jude Medical, Inc.	10,000	617,700
Stryker Corp.	21,156	1,966,239
Thermo Fisher Scientific, Inc.	6,929	982,879
United Therapeutics Corp. †	5,442	852,272
UnitedHealth Group, Inc.	105,332	12,391,256
Universal Health Services, Inc., Class B	11,152	1,332,552
VCA, Inc. †	11,583	637,065
Vertex Pharmaceuticals, Inc. †	11,389	1,433,078
Waters Corp. †	2,498	336,181
Zimmer Biomet Holdings, Inc.	9,679	992,969
Zoetis, Inc.	57,580	2,759,234

		138,972,242

Industrials - 10.1%
3M Co.	7,455	1,123,021
A. O. Smith Corp.	18,950	1,451,760
Acuity Brands, Inc.	9,990	2,335,662
Alaska Air Group, Inc.	35,600	2,866,156
Allegion PLC (Ireland)	8,013	528,217
AMERCO	3,404	1,325,858
Avis Budget Group, Inc. †	19,533	708,853
Boeing Co./The	45,038	6,512,044
CH Robinson Worldwide, Inc.	6,166	382,415
Cintas Corp.	23,846	2,171,178
Danaher Corp.	49,499	4,597,467
Delta Air Lines, Inc.	56,205	2,849,032
Equifax, Inc.	16,124	1,795,730

	SHARES	VALUE (Note 4)
Industrials - 10.1% (continued)
FedEx Corp.	3,082	$459,187
Fortune Brands Home & Security, Inc.	53,300	2,958,150
General Dynamics Corp.	36,527	5,017,349
General Electric Co.	467,728	14,569,727
Genesee & Wyoming, Inc., Class A †	7,000	375,830
HD Supply Holdings, Inc. †	22,030	661,561
Hexcel Corp.	15,700	729,265
Honeywell International, Inc.	7,142	739,697
Hubbell, Inc.	3,700	373,848
Huntington Ingalls Industries, Inc.	9,900	1,255,815
IHS, Inc., Class A †	4,100	485,563
JB Hunt Transport Services, Inc.	14,400	1,056,384
JetBlue Airways Corp. †	92,391	2,092,656
Kansas City Southern	5,172	386,193
Lennox International, Inc.	4,124	515,088
Lockheed Martin Corp.	34,340	7,456,931
Macquarie Infrastructure Corp.	8,955	650,133
ManpowerGroup, Inc.	5,846	492,759
Masco Corp.	44,964	1,272,481
Middleby Corp./The †	10,800	1,164,996
Northrop Grumman Corp.	35,000	6,608,350
Old Dominion Freight Line, Inc. †	13,999	826,921
Orbital ATK, Inc.	3,604	321,981
Owens Corning	12,800	601,984
Pitney Bowes, Inc.	36,200	747,530
Raytheon Co.	10,532	1,311,550
Republic Services, Inc.	7,105	312,549
Robert Half International, Inc.	12,601	594,011
Roper Technologies, Inc.	10,539	2,000,197
RR Donnelley & Sons Co.	50,900	749,248
Snap-on, Inc.	7,597	1,302,354
Southwest Airlines Co.	80,197	3,453,283
Spirit AeroSystems Holdings, Inc., Class A †	19,913	997,044
Spirit Airlines, Inc. †	9,828	391,646
Stanley Black & Decker, Inc.	5,011	534,824
Stericycle, Inc. †	9,772	1,178,503
Textron, Inc.	13,400	562,934
Timken Co./The	14,600	417,414
TransDigm Group, Inc. †	9,000	2,056,050
United Continental Holdings, Inc. †	26,912	1,542,058
United Rentals, Inc. †	5,620	407,675
USG Corp. †	18,500	449,365
Verisk Analytics, Inc. †	21,342	1,640,773
Wabtec Corp.	8,800	625,856
Waste Connections, Inc.	8,300	467,456
Waste Management, Inc.	26,409	1,409,448
WW Grainger, Inc.	3,900	790,101

		103,662,111

Information Technology - 26.4%
Accenture PLC, Class A (Ireland)	53,983	5,641,223
Activision Blizzard, Inc.	100,159	3,877,155
Adobe Systems, Inc. †	48,012	4,510,247
Akamai Technologies, Inc. †	25,849	1,360,433
Alphabet, Inc., Class A †	62,904	48,939,941
Amdocs Ltd.	20,236	1,104,278
Amphenol Corp., Class A	21,046	1,099,233
Analog Devices, Inc.	21,372	1,182,299
ANSYS, Inc. †	5,600	518,000
Apple, Inc.	200,697	21,125,366
Applied Materials, Inc.	16,921	315,915
ARRIS Group, Inc. †	22,700	693,939
Arrow Electronics, Inc. †	8,600	465,948

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 26.4% (continued)
Autodesk, Inc. †	5,997	$365,397
Automatic Data Processing, Inc.	45,790	3,879,329
Avago Technologies Ltd. (Singapore)	31,349	4,550,307
Booz Allen Hamilton Holding Corp.	14,749	455,007
Broadridge Financial Solutions, Inc.	7,930	426,079
Brocade Communications Systems, Inc.	101,800	934,524
Cadence Design Systems, Inc. †	23,600	491,116
CDK Global, Inc.	15,415	731,750
CDW Corp.	25,023	1,051,967
Cisco Systems, Inc.	294,245	7,990,223
Citrix Systems, Inc. †	4,117	311,451
Cognizant Technology Solutions Corp., Class A †	68,291	4,098,826
CommScope Holding Co., Inc. †	18,772	486,007
Computer Sciences Corp.	10,500	343,140
CoreLogic, Inc. †	18,100	612,866
CoStar Group, Inc. †	4,800	992,112
eBay, Inc. †	146,541	4,026,947
Electronic Arts, Inc. †	73,077	5,021,851
F5 Networks, Inc. †	6,500	630,240
Facebook, Inc., Class A †	258,299	27,033,573
Fidelity National Information Services, Inc.	28,880	1,750,128
FireEye, Inc. †	18,293	379,397
Fiserv, Inc. †	42,630	3,898,940
FleetCor Technologies, Inc. †	15,559	2,223,848
Fortinet, Inc. †	43,122	1,344,113
Gartner, Inc. †	6,200	562,340
Global Payments, Inc.	27,914	1,800,732
Harris Corp.	3,778	328,308
IAC/InterActiveCorp	12,900	774,645
Intuit, Inc.	27,653	2,668,514
IPG Photonics Corp. †	5,942	529,789
Jack Henry & Associates, Inc.	8,800	686,928
Juniper Networks, Inc.	30,816	850,522
Lam Research Corp.	15,446	1,226,721
LinkedIn Corp., Class A †	1,433	322,540
Marvell Technology Group Ltd.	53,500	471,870
MasterCard, Inc., Class A	128,044	12,466,364
Maxim Integrated Products, Inc.	31,919	1,212,922
Microsoft Corp.	425,246	23,592,648
Motorola Solutions, Inc.	4,368	298,990
NetSuite, Inc. †	13,600	1,150,832
NVIDIA Corp.	64,083	2,112,176
Palo Alto Networks, Inc. †	21,379	3,765,697
PayPal Holdings, Inc. †	10,396	376,335
Qorvo, Inc. †	27,769	1,413,442
Rackspace Hosting, Inc. †	19,930	504,628
Red Hat, Inc. †	25,058	2,075,053
Sabre Corp.	45,937	1,284,858
salesforce.com, inc. †	69,493	5,448,251
ServiceNow, Inc. †	28,812	2,493,967
Skyworks Solutions, Inc.	44,567	3,424,083
Splunk, Inc. †	14,419	847,981
SS&C Technologies Holdings, Inc.	15,179	1,036,270
Synopsys, Inc. †	12,734	580,798
Tableau Software, Inc., Class A †	17,705	1,668,165
Texas Instruments, Inc.	34,728	1,903,442
Total System Services, Inc.	31,608	1,574,078
Ultimate Software Group, Inc./The †	4,545	888,593
Vantiv, Inc., Class A †	19,073	904,442
VeriSign, Inc. †	21,755	1,900,517
Visa, Inc., Class A	259,879	20,153,616
Western Digital Corp.	5,385	323,369

	SHARES	VALUE (Note 4)
Information Technology - 26.4% (continued)
Western Union Co./The	34,255	$613,507
Xerox Corp.	69,064	734,150
Xilinx, Inc.	15,310	719,111
Zebra Technologies Corp., Class A †	5,618	391,294

		270,945,603

Materials - 2.1%
Air Products & Chemicals, Inc.	13,726	1,785,890
Ashland, Inc.	6,600	677,820
Ball Corp.	21,800	1,585,514
CF Industries Holdings, Inc.	9,377	382,675
Dow Chemical Co./The	11,328	583,165
Eagle Materials, Inc.	11,000	664,730
Ecolab, Inc.	5,549	634,695
International Flavors & Fragrances, Inc.	6,500	777,660
LyondellBasell Industries NV, Class A	15,742	1,367,980
Martin Marietta Materials, Inc.	7,530	1,028,447
NewMarket Corp.	1,600	609,168
Packaging Corp. of America	14,500	914,225
PPG Industries, Inc.	13,757	1,359,467
Royal Gold, Inc.	10,283	375,021
Sealed Air Corp.	23,485	1,047,431
Sherwin-Williams Co./The	11,386	2,955,806
Valspar Corp./The	8,500	705,075
Vulcan Materials Co.	25,402	2,412,428
Westlake Chemical Corp.	14,900	809,368
WestRock Co.	10,591	483,161
WR Grace & Co. †	3,700	368,483

		21,528,209

Telecommunication Services - 0.7%
Level 3 Communications, Inc. †	29,323	1,593,999
SBA Communications Corp., Class A †	14,815	1,556,612
T-Mobile US, Inc. †	91,027	3,560,976

		6,711,587

Utilities - 0.9%
American Water Works Co., Inc.	25,404	1,517,889
Atmos Energy Corp.	15,801	996,095
CMS Energy Corp.	24,327	877,718
Consolidated Edison, Inc.	16,095	1,034,426
DTE Energy Co.	4,802	385,072
ITC Holdings Corp.	14,787	580,390
NiSource, Inc.	45,756	892,699
PG&E Corp.	9,861	524,507
Public Service Enterprise Group, Inc.	19,871	768,809
SCANA Corp.	9,641	583,184
Sempra Energy	5,545	521,285
Xcel Energy, Inc.	8,792	315,721

		8,997,795

TOTAL COMMON STOCKS (cost $841,105,661)		1,003,147,377

MONEY MARKET FUNDS - 2.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (2)(a)
(cost $26,060,406)	26,060,406	26,060,406

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 100.2% (cost $867,166,067)		$1,029,207,783

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%) (b)		(1,695,303)

NET ASSETS - 100.0%		$1,027,512,480

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at December 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE ATDECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
207	Barclays Capital	S&P 500 E-Mini Futures	03/2016	$21,218,504	$21,066,390	$(152,114)

Collateral pledged to, or (received from), each counterparty at December 31, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$905,151	$905,151

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

COMMON STOCKS - 96.6%	SHARES	VALUE (Note 4)
Consumer Discretionary - 12.8%
1-800-Flowers.com, Inc., Class A †	21,665	$157,721
2U, Inc. †(a)	28,427	795,387
AMC Entertainment Holdings, Inc., Class A	25,836	620,064
Asbury Automotive Group, Inc. †	6,252	421,635
Bassett Furniture Industries, Inc.	16,512	414,121
BJ’s Restaurants, Inc. †	5,880	255,604
Boyd Gaming Corp. †(a)	47,068	935,241
Bright Horizons Family Solutions, Inc. †	20,654	1,379,687
Buffalo Wild Wings, Inc. †	3,005	479,748
Build-A-Bear Workshop, Inc. †	8,576	104,970
Burlington Stores, Inc. †	13,735	589,231
CalAtlantic Group, Inc.	12,115	459,401
Caleres, Inc.	10,805	289,790
Callaway Golf Co.	14,351	135,186
Carriage Services, Inc.	10,033	241,795
Carrols Restaurant Group, Inc. †	32,223	378,298
Cato Corp./The, Class A	6,085	224,050
Cavco Industries, Inc. †	1,960	163,288
Century Casinos, Inc. †	1,156	8,994
Cheesecake Factory, Inc./The	2,116	97,569
Chegg, Inc. †(a)	52,080	350,498
Cherokee, Inc. †	8,437	145,538
Children’s Place, Inc./The	2,997	165,434
Churchill Downs, Inc.	8,148	1,152,861
Citi Trends, Inc.	7,878	167,408
ClubCorp Holdings, Inc.	28,829	526,706
Columbia Sportswear Co. (a)	20,716	1,010,112
Cooper Tire & Rubber Co.	14,975	566,804
Cooper-Standard Holding, Inc. †	1,991	154,482
Core-Mark Holding Co., Inc.	6,407	524,990
Cracker Barrel Old Country Store, Inc. (a)	5,433	689,067
Culp, Inc.	11,894	302,940
Dave & Buster’s Entertainment, Inc. †	13,683	571,128
Denny’s Corp. †	53,024	521,226
Diamond Resorts International, Inc. †(a)	4,642	118,417
DineEquity, Inc.	1,766	149,527
Drew Industries, Inc.	5,851	356,267
Entravision Communications Corp., Class A	28,539	220,036
EW Scripps Co./The, Class A	24,053	457,007
Express, Inc. †	28,766	497,076
Flexsteel Industries, Inc.	4,671	206,365
Gentherm, Inc. †	7,719	365,881
G-III Apparel Group Ltd. †	15,705	695,103
Global Eagle Entertainment, Inc. †	13,077	129,070
Gray Television, Inc. †	38,534	628,104
Group 1 Automotive, Inc.	4,257	322,255
Haverty Furniture Cos., Inc.	7,500	160,800
Helen of Troy Ltd. †	14,304	1,348,152
Hooker Furniture Corp.	12,387	312,648
Houghton Mifflin Harcourt Co. †	6,418	139,784
IMAX Corp. (Canada) †	21,996	781,738
Installed Building Products, Inc. †	23,307	578,713
International Speedway Corp., Class A	4,955	167,083
Isle of Capri Casinos, Inc. †	34,624	482,312
Jack in the Box, Inc.	3,150	241,637
Jamba, Inc. †(a)	11,862	160,018
Kirkland’s, Inc.	9,573	138,809
Kona Grill, Inc. †(a)	10,047	159,345
La-Z-Boy, Inc.	4,371	106,740
LGI Homes, Inc. †(a)	12,290	299,016
Libbey, Inc.	12,765	272,150
Liberty Tax, Inc.	5,681	135,378
Liberty TripAdvisor Holdings, Inc., Class A †	3,217	97,604

	SHARES	VALUE (Note 4)
Consumer Discretionary - 12.8% (continued)
Lithia Motors, Inc., Class A	11,985	$1,278,440
Marcus Corp./The	6,900	130,893
Marriott Vacations Worldwide Corp.	4,416	251,491
Monarch Casino & Resort, Inc. †	7,349	166,969
Monro Muffler Brake, Inc.	7,848	519,695
Motorcar Parts of America, Inc. †	9,004	304,425
NACCO Industries, Inc., Class A	3,287	138,711
Nautilus, Inc. †	27,896	466,421
New Media Investment Group, Inc. (a)	8,166	158,910
Nexstar Broadcasting Group, Inc., Class A	4,394	257,928
Nutrisystem, Inc.	18,885	408,671
Overstock.com, Inc. †	9,124	112,043
Oxford Industries, Inc.	8,914	568,891
Papa John’s International, Inc.	15,072	842,073
Papa Murphy’s Holdings, Inc. †(a)	16,963	191,003
Penn National Gaming, Inc. †	42,326	678,063
Perry Ellis International, Inc. †	10,401	191,586
PetMed Express, Inc. (a)	10,939	187,494
Pool Corp.	13,633	1,101,274
Popeyes Louisiana Kitchen, Inc. †	10,519	615,362
Red Robin Gourmet Burgers, Inc. †	4,993	308,268
Restoration Hardware Holdings, Inc. †(a)	11,640	924,798
Ruth’s Hospitality Group, Inc.	18,219	290,046
Scholastic Corp.	15,810	609,634
Sequential Brands Group, Inc. †	17,635	139,493
Shoe Carnival, Inc.	7,229	167,713
Sinclair Broadcast Group, Inc., Class A	3,910	127,231
Smith & Wesson Holding Corp. †	25,149	552,775
Sonic Corp.	3,736	120,710
Speedway Motorsports, Inc.	5,751	119,161
Sportsman’s Warehouse Holdings, Inc. †	23,901	308,323
Standard Motor Products, Inc.	3,350	127,468
Stein Mart, Inc.	14,500	97,585
Steven Madden Ltd. †	18,606	562,273
Strattec Security Corp.	977	55,191
Sturm Ruger & Co., Inc.	6,325	377,033
Superior Uniform Group, Inc.	1,640	27,847
Texas Roadhouse, Inc.	25,093	897,577
Tile Shop Holdings, Inc. †(a)	9,494	155,702
Tilly’s, Inc., A Shares †	20,094	133,223
Tower International, Inc.	5,389	153,964
Unifi, Inc. †	5,876	165,409
Universal Electronics, Inc. †	2,738	140,596
Vail Resorts, Inc.	10,124	1,295,771
Wayfair, Inc., Class A †(a)	30,035	1,430,267
World Wrestling Entertainment, Inc., Class A (a)	41,508	740,503
ZAGG, Inc. †	15,934	174,318
Zoe’s Kitchen, Inc. †(a)	7,503	209,934

		43,711,165

Consumer Staples - 4.6%
B&G Foods, Inc.	13,898	486,708
Calavo Growers, Inc. (a)	6,177	302,673
Cal-Maine Foods, Inc. (a)	21,254	984,910
Casey’s General Stores, Inc.	13,681	1,647,877
Central Garden & Pet Co., Class A †	25,171	342,326
Coca-Cola Bottling Co. Consolidated	6,015	1,097,798
Dean Foods Co. (a)	18,768	321,871
Fresh Del Monte Produce, Inc.	29,149	1,133,313
Ingles Markets, Inc., Class A	15,580	686,766
Inter Parfums, Inc.	6,100	145,302
J&J Snack Foods Corp.	5,103	595,367
John B. Sanfilippo & Son, Inc.	10,866	587,090
Lancaster Colony Corp.	4,371	504,676
National Beverage Corp. †	14,291	649,383
Natural Health Trends Corp. (a)	11,996	402,226

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 4.6% (continued)
Omega Protein Corp. †	9,042	$200,732
Post Holdings, Inc. †	28,905	1,783,439
Revlon, Inc., Class A †	17,042	474,449
Snyder’s-Lance, Inc. (a)	23,391	802,311
SpartanNash Co.	14,335	310,209
Tootsie Roll Industries, Inc. (a)	6,501	205,367
Universal Corp.	1,814	101,729
USANA Health Sciences, Inc. †(a)	5,905	754,364
Vector Group Ltd. (a)	30,873	728,294
WD-40 Co.	4,674	461,090

		15,710,270

Energy - 1.8%
Alon USA Energy, Inc.	29,845	442,900
Ardmore Shipping Corp. (Ireland)	8,560	108,883
Callon Petroleum Co. †	37,715	314,543
Matador Resources Co. †(a)	25,784	509,750
Nordic American Tankers Ltd. (Norway) (a)	37,600	584,304
Panhandle Oil and Gas, Inc., Class A	8,155	131,785
Par Pacific Holdings, Inc. †	9,562	225,089
Parsley Energy, Inc., Class A †	45,433	838,239
PDC Energy, Inc. †(a)	16,444	877,781
Scorpio Tankers, Inc. (Monaco)	29,424	235,980
Ship Finance International Ltd. (Norway) (a)	13,011	215,592
Teekay Tankers Ltd., Class A	63,145	434,438
Western Refining, Inc.	30,076	1,071,307

		5,990,591

Financials - 20.0%
Acadia Realty Trust REIT	8,494	281,576
Actua Corp. †	12,100	138,545
Agree Realty Corp. REIT	3,831	130,216
Alexander’s, Inc. REIT	1,154	443,263
American Assets Trust, Inc. REIT	11,521	441,830
American Equity Investment Life Holding Co.	6,091	146,367
Ameris Bancorp	10,145	344,829
AMERISAFE, Inc.	4,381	222,993
Argo Group International Holdings Ltd.	14,285	854,814
Associated Capital Group, Inc., Class A (2)†	650	19,825
Atlas Financial Holdings, Inc. †	8,617	171,478
Banc of California, Inc.	11,318	165,469
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	8,673	224,891
BancorpSouth, Inc.	33,440	802,226
Bank of the Ozarks, Inc.	40,881	2,021,974
Banner Corp.	9,925	455,160
Beneficial Bancorp, Inc. †	16,180	215,518
Berkshire Hills Bancorp, Inc.	9,361	272,499
BGC Partners, Inc., Class A	87,242	855,844
BNC Bancorp	16,679	423,313
BofI Holding, Inc. †(a)	32,325	680,441
Brookline Bancorp, Inc.	13,248	152,352
Capital Bank Financial Corp., Class A	26,143	836,053
Cardinal Financial Corp.	10,024	228,046
Cash America International, Inc.	12,577	376,681
Cathay General Bancorp (a)	44,038	1,379,711
Cedar Realty Trust, Inc. REIT	19,172	135,738
CenterState Banks, Inc.	13,695	214,327
Central Pacific Financial Corp.	15,929	350,757
Chemical Financial Corp.	6,494	222,549
Cohen & Steers, Inc.	4,567	139,202
Columbia Banking System, Inc.	21,462	697,730
Community Bank System, Inc.	2,463	98,372
ConnectOne Bancorp, Inc.	11,700	218,673

	SHARES	VALUE (Note 4)
Financials - 20.0% (continued)
CoreSite Realty Corp. REIT	16,482	$934,859
Cowen Group, Inc., Class A †(a)	42,433	162,518
CubeSmart REIT	57,355	1,756,210
Customers Bancorp, Inc. †	23,643	643,562
CVB Financial Corp. (a)	11,479	194,225
CyrusOne, Inc. REIT	29,427	1,102,041
Diamond Hill Investment Group, Inc.	1,639	309,771
Eagle Bancorp, Inc. †	24,111	1,216,882
Employers Holdings, Inc.	3,975	108,517
Enstar Group Ltd. †	2,836	425,513
Enterprise Financial Services Corp.	6,629	187,932
Essent Group Ltd. †	13,542	296,434
Evercore Partners, Inc., Class A	4,269	230,825
FBL Financial Group, Inc., Class A	10,027	638,118
FCB Financial Holdings, Inc., Class A †	26,798	959,100
Federated National Holding Co.	7,509	221,966
Fidelity Southern Corp.	19,921	444,438
First American Financial Corp.	35,102	1,260,162
First Defiance Financial Corp.	7,117	268,880
First Financial Bankshares, Inc.	3,285	99,108
First Industrial Realty Trust, Inc. REIT	5,882	130,169
First Interstate BancSystem, Inc., Class A	6,400	186,048
First Merchants Corp.	14,650	372,403
Flagstar Bancorp, Inc. †	12,265	283,444
FNB Corp./PA	7,398	98,689
Fulton Financial Corp.	22,133	287,950
GAIN Capital Holdings, Inc.	24,292	197,008
Gladstone Commercial Corp. REIT	10,000	145,900
Great Southern Bancorp, Inc.	6,714	303,876
Great Western Bancorp, Inc.	18,627	540,556
Hanmi Financial Corp.	16,388	388,723
Heartland Financial USA, Inc.	9,469	296,948
Heritage Insurance Holdings, Inc.	11,213	244,668
HFF, Inc., Class A	13,354	414,909
Home BancShares, Inc./AR	31,819	1,289,306
HomeStreet, Inc. †	11,176	242,631
Horace Mann Educators Corp.	9,835	326,325
Hudson Pacific Properties, Inc. REIT	24,987	703,134
Impac Mortgage Holdings, Inc. †(a)	16,446	296,028
Independent Bank Corp./MA	10,703	497,904
Independent Bank Corp./MI	23,700	360,951
Infinity Property & Casualty Corp.	2,401	197,434
INTL. FCStone, Inc. †	11,704	391,616
Investment Technology Group, Inc.	20,907	355,837
Investors Bancorp, Inc.	152,336	1,895,060
Kearny Financial Corp./MD	8,001	101,373
Kennedy-Wilson Holdings, Inc.	9,285	223,583
Ladenburg Thalmann Financial Services, Inc. †(a)	77,211	213,102
Lakeland Financial Corp.	6,012	280,279
LegacyTexas Financial Group, Inc.	18,941	473,904
LendingTree, Inc. †	7,566	675,492
Mack-Cali Realty Corp. REIT	4,274	99,798
Maiden Holdings Ltd.	33,054	492,835
Marcus & Millichap, Inc. †	20,811	606,433
MarketAxess Holdings, Inc.	14,287	1,594,286
MB Financial, Inc.	28,523	923,290
Meridian Bancorp, Inc.	24,780	349,398
Meta Financial Group, Inc.	5,100	234,243
MGIC Investment Corp. †	38,370	338,807
Monmouth Real Estate Investment
Corp. REIT	18,750	196,125
National Bank Holdings Corp., Class A	4,669	99,777
National General Holdings Corp.	5,178	113,191
Navigators Group, Inc./The †	5,071	435,041
NBT Bancorp, Inc.	3,534	98,528
Northwest Bancshares, Inc.	7,514	100,612

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 20.0% (continued)
OneBeacon Insurance Group Ltd.,
Class A	10,443	$129,598
Opus Bank	14,625	540,686
Oritani Financial Corp.	14,249	235,108
Pennsylvania Real Estate Investment Trust REIT (a)	9,224	201,729
Pinnacle Financial Partners, Inc.	24,888	1,278,248
Preferred Bank	12,772	421,731
PrivateBancorp, Inc.	32,011	1,313,091
Provident Financial Services, Inc.	8,430	169,864
QTS Realty Trust, Inc., Class A REIT	19,850	895,433
RE/MAX Holdings, Inc., Class A	5,481	204,441
Renasant Corp.	2,823	97,139
Retail Opportunity Investments Corp. REIT	15,304	273,942
RLI Corp.	17,180	1,060,865
S&T Bancorp, Inc.	6,680	205,878
Safety Insurance Group, Inc.	3,686	207,817
Saul Centers, Inc. REIT	3,781	193,852
Seacoast Banking Corp of Florida †	27,451	411,216
Selective Insurance Group, Inc.	12,464	418,541
ServisFirst Bancshares, Inc.	17,228	818,847
Simmons First National Corp., Class A	6,404	328,909
South State Corp.	12,446	895,490
Southside Bancshares, Inc.	5,652	135,761
Sovran Self Storage, Inc. REIT	5,770	619,179
State Bank Financial Corp.	8,486	178,461
Sterling Bancorp	26,371	427,738
Stewart Information Services Corp.	10,038	374,719
Stonegate Bank	6,484	213,064
Summit Hotel Properties, Inc. REIT	21,062	251,691
Sun Communities, Inc. REIT	12,560	860,737
Talmer Bancorp, Inc., Class A	22,088	400,014
Terreno Realty Corp. REIT	4,591	103,848
TowneBank/VA (a)	4,767	99,487
United Bankshares, Inc./WV	33,103	1,224,480
United Community Banks, Inc./GA	47,961	934,760
United Insurance Holdings Corp.	11,697	200,019
Universal Health Realty Income Trust REIT	2,973	148,680
Universal Insurance Holdings, Inc. (a)	23,111	535,713
Urstadt Biddle Properties, Inc., Class A REIT	5,947	114,420
Valley National Bancorp	27,586	271,722
Walker & Dunlop, Inc. †	20,117	579,571
Washington Federal, Inc.	16,791	400,130
Waterstone Financial, Inc.	33,935	478,484
Webster Financial Corp.	32,183	1,196,886
WesBanco, Inc.	4,357	130,797
Western Alliance Bancorp †	58,666	2,103,763
Wintrust Financial Corp.	13,385	649,440
WisdomTree Investments, Inc. (a)	50,938	798,708
WSFS Financial Corp.	6,609	213,867

		67,870,501

Health Care - 23.4%
AAC Holdings, Inc. †(a)	8,143	155,206
Abaxis, Inc.	3,070	170,938
ABIOMED, Inc. †	18,414	1,662,416
ACADIA Pharmaceuticals, Inc. †	14,905	531,363
Accelerate Diagnostics, Inc. †(a)	11,770	252,937
Aceto Corp.	12,688	342,322
Addus HomeCare Corp. †	14,600	339,888
Adeptus Health, Inc., Class A †(a)	11,788	642,682
Advaxis, Inc. †(a)	31,636	318,258
Affymetrix, Inc. †	15,421	155,598
Agenus, Inc. †(a)	61,746	280,327
Alder Biopharmaceuticals, Inc. †	27,536	909,514

	SHARES	VALUE (Note 4)
Health Care - 23.4% (continued)
Almost Family, Inc. †	8,516	$325,567
AMAG Pharmaceuticals, Inc. †	3,781	114,148
Amedisys, Inc. †	19,626	771,694
Amicus Therapeutics, Inc. †(a)	39,209	380,327
AMN Healthcare Services, Inc. †	27,388	850,397
Amphastar Pharmaceuticals, Inc. †(a)	20,654	293,906
Amsurg Corp. †	17,175	1,305,300
Anacor Pharmaceuticals, Inc. †	17,062	1,927,494
Analogic Corp.	2,068	170,817
ANI Pharmaceuticals, Inc. †(a)	2,363	106,630
Anika Therapeutics, Inc. †	3,747	142,986
Anthera Pharmaceuticals, Inc. †(a)	43,342	201,107
ARIAD Pharmaceuticals, Inc. †(a)	34,843	217,769
Array BioPharma, Inc. †(a)	52,133	220,001
Assembly Biosciences, Inc. †	9,699	72,839
Atara Biotherapeutics, Inc. †	5,403	142,693
AtriCure, Inc. †	17,208	386,148
Atrion Corp.	700	266,840
BioSpecifics Technologies Corp. †	3,618	155,465
BioTelemetry, Inc. †	25,845	301,870
BioTime, Inc. †(a)	34,788	142,631
Cambrex Corp. †	18,637	877,616
Cantel Medical Corp.	21,426	1,331,412
Capital Senior Living Corp. †	6,600	137,676
Cara Therapeutics, Inc. †	12,630	212,942
Catalent, Inc. †	4,984	124,750
Catalyst Pharmaceuticals, Inc. †	54,460	133,427
Cellular Biomedicine Group, Inc. †(a)	7,943	170,695
Cempra, Inc. †(a)	22,407	697,530
Chemed Corp. (a)	8,505	1,274,049
Chimerix, Inc. †	11,505	102,970
Civitas Solutions, Inc. †	7,122	205,042
Clovis Oncology, Inc. †	8,614	301,490
Coherus Biosciences, Inc. †(a)	6,402	146,990
Concert Pharmaceuticals, Inc. †	20,086	381,031
CONMED Corp.	8,109	357,201
Corcept Therapeutics, Inc. †(a)	59,094	294,288
CorMedix, Inc. †(a)	47,893	97,223
CorVel Corp. †	6,100	267,912
Cross Country Healthcare, Inc. †	24,798	406,439
CTI BioPharma Corp. †	77,000	94,710
Curis, Inc. †	62,196	180,990
Cutera Inc †	3,277	41,913
Cynosure, Inc., Class A †	12,609	563,244
Cytokinetics, Inc. †(a)	18,480	193,301
Dermira, Inc. †	9,233	319,554
Diplomat Pharmacy, Inc. †(a)	17,870	611,511
Durect Corp. †(a)	116,638	257,770
Dynavax Technologies Corp. †	20,030	483,925
Eagle Pharmaceuticals, Inc. †(a)	9,269	821,882
Emergent BioSolutions, Inc. †	11,701	468,157
Ensign Group, Inc./The	26,308	595,350
Esperion Therapeutics, Inc. †(a)	4,321	96,185
Exelixis, Inc. †(a)	122,363	690,127
Five Prime Therapeutics, Inc. †	12,412	515,098
Geron Corp. †(a)	77,131	373,314
Globus Medical, Inc., Class A †	14,334	398,772
Greatbatch, Inc. †	9,015	473,287
Halozyme Therapeutics, Inc. †(a)	53,178	921,575
HealthEquity, Inc. †	27,732	695,241
HealthStream, Inc. †	7,258	159,676
Heska Corp. †	11,975	463,193
ICU Medical, Inc. †	10,186	1,148,777
Idera Pharmaceuticals, Inc. †	33,039	102,091
Ignyta, Inc. †(a)	27,713	371,354
ImmunoGen, Inc. †(a)	34,805	472,304
Impax Laboratories, Inc. †	20,543	878,419

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 23.4% (continued)
INC Research Holdings, Inc., Class A †	11,962	$580,277
Inogen, Inc. †	19,281	772,975
Insmed, Inc. †	29,888	542,467
Insys Therapeutics, Inc. †(a)	29,279	838,258
Integra LifeSciences Holdings Corp. †	15,081	1,022,190
Intersect ENT, Inc. †	6,339	142,627
Intra-Cellular Therapies, Inc. †	20,960	1,127,438
Invacare Corp.	12,759	221,879
iRadimed Corp. †	4,299	120,501
K2M Group Holdings, Inc. †	19,627	387,437
Kite Pharma, Inc. †(a)	17,262	1,063,684
LDR Holding Corp. †	6,197	155,607
Lexicon Pharmaceuticals, Inc. †(a)	26,293	349,960
LHC Group, Inc. †	10,762	487,411
Ligand Pharmaceuticals, Inc. †(a)	9,640	1,045,169
Lion Biotechnologies, Inc. †(a)	20,585	158,916
LivaNova PLC (United Kingdom) †	11,169	663,104
Loxo Oncology, Inc. †	10,490	298,440
MacroGenics, Inc. †	8,432	261,139
Masimo Corp. †	26,646	1,106,075
Medcath Corp. (3)†(b)	10,300	—
Medicines Co./The †(a)	23,232	867,483
Merit Medical Systems, Inc. †	24,011	446,364
Mirati Therapeutics, Inc. †(a)	10,689	337,772
Molina Healthcare, Inc. †	18,135	1,090,458
Momenta Pharmaceuticals, Inc. †	32,944	488,889
Myriad Genetics, Inc. †	8,247	355,941
National HealthCare Corp.	2,800	172,760
Natus Medical, Inc. †	21,284	1,022,696
Neogen Corp. †	8,444	477,255
NeoGenomics, Inc. †(a)	32,423	255,169
Neurocrine Biosciences, Inc. †	30,168	1,706,604
Nevro Corp. †(a)	7,691	519,219
NewLink Genetics Corp. †(a)	8,664	315,283
Northwest Biotherapeutics, Inc. †(a)	39,500	126,400
Novavax, Inc. †(a)	111,581	936,165
NuVasive, Inc. †	22,055	1,193,396
NxStage Medical, Inc. †	18,427	403,736
Ohr Pharmaceutical, Inc. †(a)	7,600	46,664
Omnicell, Inc. †	10,419	323,823
Oncothyreon, Inc. †(a)	67,503	149,857
Ophthotech Corp. †	4,509	354,092
OraSure Technologies, Inc. †	19,400	124,936
Organovo Holdings, Inc. †(a)	37,800	94,122
Osiris Therapeutics, Inc. (a)	13,502	140,151
Peregrine Pharmaceuticals, Inc. †(a)	181,400	212,238
Pfenex, Inc. †	11,405	141,194
PharMerica Corp. †	8,883	310,905
Phibro Animal Health Corp., Class A	16,641	501,393
Portola Pharmaceuticals, Inc. †	24,855	1,278,790
PRA Health Sciences, Inc. †(a)	11,511	521,103
Prestige Brands Holdings, Inc. †	23,124	1,190,424
Progenics Pharmaceuticals, Inc. †(a)	24,709	151,466
Prothena Corp. PLC (Ireland) †	13,266	903,547
Providence Service Corp./The †	4,930	231,316
Radius Health, Inc. †	18,779	1,155,660
RadNet, Inc. †	19,258	119,014
Repligen Corp. †	18,384	520,083
Retrophin, Inc. †(a)	24,495	472,509
Revance Therapeutics, Inc. †(a)	11,861	405,172
Rockwell Medical, Inc. †	20,798	212,972
RTI Surgical, Inc. †	39,509	156,851
Sage Therapeutics, Inc. †	9,486	553,034
Sarepta Therapeutics, Inc. †(a)	22,054	850,843
SciClone Pharmaceuticals, Inc. †	17,936	165,011
Sequenom, Inc. †(a)	70,200	115,128
Sorrento Therapeutics, Inc. †(a)	29,782	259,401

	SHARES	VALUE (Note 4)
Health Care - 23.4% (continued)
STERIS PLC (United Kingdom)	22,372	$1,685,506
Sucampo Pharmaceuticals, Inc., Class A †	22,634	391,342
Supernus Pharmaceuticals, Inc. †	33,515	450,442
Surgical Care Affiliates, Inc. †	10,702	426,047
Synergy Pharmaceuticals, Inc. †(a)	73,994	419,546
Teligent, Inc. †(a)	19,106	170,043
TESARO, Inc. †(a)	16,137	844,288
TherapeuticsMD, Inc. †(a)	69,649	722,260
Trevena, Inc. †	28,383	298,022
Ultragenyx Pharmaceutical, Inc. †	14,162	1,588,693
Universal American Corp.	19,738	138,166
US Physical Therapy, Inc.	6,163	330,830
Vascular Solutions, Inc. †	13,700	471,143
WellCare Health Plans, Inc. †	12,617	986,776
West Pharmaceutical Services, Inc.	18,748	1,129,005
Xencor, Inc. †(a)	17,765	259,724
Zeltiq Aesthetics, Inc. †(a)	20,894	596,106
ZIOPHARM Oncology, Inc. †(a)	65,606	545,186
Zogenix, Inc. †(a)	9,937	146,471

		79,492,920

Industrials - 8.9%
AAON, Inc.	8,544	198,392
ABM Industries, Inc.	8,636	245,867
ACCO Brands Corp. †	18,570	132,404
Advanced Drainage Systems, Inc. (a)	19,770	475,073
Aerojet Rocketdyne Holdings, Inc. †	7,667	120,065
Air Transport Services Group, Inc. †	33,900	341,712
Aircastle Ltd.	26,472	553,000
Alamo Group, Inc.	3,400	177,140
Albany International Corp., Class A	4,143	151,427
Allegiant Travel Co.	7,984	1,339,955
Allied Motion Technologies, Inc. (a)	10,741	281,199
American Woodmark Corp. †	11,938	954,801
Apogee Enterprises, Inc.	16,733	728,053
ARC Document Solutions, Inc. †	22,331	98,703
Argan, Inc.	5,482	177,617
Astec Industries, Inc.	3,050	124,135
Astronics Corp., Class B †	252	10,244
Atlas Air Worldwide Holdings, Inc. †	4,864	201,078
Barnes Group, Inc.	3,154	111,620
Barrett Business Services, Inc.	2,236	97,355
Beacon Roofing Supply, Inc. †	16,509	679,841
Brink’s Co./The	17,037	491,688
Builders FirstSource, Inc. †	59,970	664,468
CEB, Inc.	4,947	303,696
Comfort Systems USA, Inc.	21,641	615,037
Continental Building Products, Inc. †	15,173	264,921
Covenant Transportation Group, Inc., Class A †	8,720	164,721
CRA International, Inc. †	6,151	114,716
Douglas Dynamics, Inc.	10,400	219,128
Dycom Industries, Inc. †	18,195	1,272,922
Echo Global Logistics, Inc. †	5,574	113,654
EMCOR Group, Inc.	2,084	100,115
Engility Holdings, Inc.	4,783	155,352
Exponent, Inc.	14,044	701,498
Federal Signal Corp.	14,847	235,325
FTI Consulting, Inc. †	5,455	189,070
G&K Services, Inc., Class A	9,375	589,687
Gibraltar Industries, Inc. †	13,556	344,865
Global Brass & Copper Holdings, Inc.	11,479	244,503
GP Strategies Corp. †	4,353	109,304
Griffon Corp.	21,547	383,537
Hawaiian Holdings, Inc. †	23,924	845,235

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 8.9% (continued)
HC2 Holdings, Inc. †(a)	27,896	$147,570
Healthcare Services Group, Inc.	28,128	980,823
Heidrick & Struggles International, Inc.	6,742	183,517
HNI Corp.	11,252	405,747
Insperity, Inc.	15,328	738,043
Interface, Inc.	29,118	557,319
John Bean Technologies Corp.	8,658	431,428
Kadant, Inc.	3,300	134,013
Kaman Corp.	2,977	121,491
Kforce, Inc.	13,649	345,047
Knoll, Inc.	26,724	502,411
Korn/Ferry International	12,099	401,445
Lydall, Inc. †	5,838	207,132
Marten Transport Ltd.	7,355	130,183
Masonite International Corp. †	3,823	234,082
Matson, Inc.	20,915	891,606
Matthews International Corp., Class A	8,717	465,924
Mueller Industries, Inc.	13,780	373,438
Multi-Color Corp.	10,608	634,464
MYR Group, Inc. †	5,924	122,094
NV5 Global, Inc. †	13,579	298,466
On Assignment, Inc. †	17,794	799,840
PAM Transportation Services, Inc. †	4,593	126,721
Park-Ohio Holdings Corp.	4,002	147,194
Patrick Industries, Inc. †	18,901	822,193
PGT, Inc. †	33,608	382,795
PowerSecure International, Inc. †	14,419	217,006
Radiant Logistics, Inc. †	36,483	125,137
RBC Bearings, Inc. †	2,775	179,237
Resources Connection, Inc.	10,068	164,511
SkyWest, Inc.	21,997	418,383
Sparton Corp. †	6,924	138,411
Standex International Corp.	4,173	346,985
Steelcase, Inc., Class A	41,336	615,906
TASER International, Inc. †(a)	14,996	259,281
Team, Inc. †	4,400	140,624
Tennant Co.	3,269	183,914
Trex Co., Inc. †	2,598	98,828
UniFirst Corp.	2,620	273,004
Universal Forest Products, Inc.	5,656	386,701
US Ecology, Inc.	4,522	164,782
USA Truck, Inc. †	7,500	130,875
Viad Corp.	5,800	163,734
VSE Corp.	2,457	152,776
WageWorks, Inc. †	3,754	170,319
West Corp.	6,884	148,488
Willdan Group, Inc. †	5,391	45,177

		30,432,188

Information Technology - 20.4%
ACI Worldwide, Inc. †	46,861	1,002,825
Acxiom Corp. †	9,919	207,505
Advanced Energy Industries, Inc. †	16,825	474,970
Ambarella, Inc. †(a)	9,306	518,716
Applied Optoelectronics, Inc. †	5,782	99,219
Aspen Technology, Inc. †	10,705	404,221
AVG Technologies NV (Netherlands) †	8,685	174,134
AVX Corp.	12,390	150,415
Axcelis Technologies, Inc. †	99,000	256,410
Badger Meter, Inc.	1,766	103,470
Benefitfocus, Inc. †(a)	8,834	321,469
Blackbaud, Inc.	22,641	1,491,136
Blackhawk Network Holdings, Inc. †	26,798	1,184,740
BroadSoft, Inc. †	16,157	571,312
Brooks Automation, Inc.	16,126	172,226
Cabot Microelectronics Corp. †	4,000	175,120
CACI International, Inc., Class A †	4,861	451,004
Callidus Software, Inc. †	33,970	630,823

	SHARES	VALUE (Note 4)
Information Technology - 20.4% (continued)
Carbonite, Inc. †(a)	13,200	$129,360
Cardtronics, Inc. †	3,516	118,313
Cavium, Inc. †	18,554	1,219,183
CEVA, Inc. †	12,650	295,504
Ciena Corp. †	52,537	1,086,991
Cimpress NV (Netherlands) †(a)	8,774	711,922
Cirrus Logic, Inc. †	29,273	864,432
Clearfield, Inc. †(a)	15,000	201,150
comScore, Inc. †(a)	12,653	520,671
Convergys Corp.	34,452	857,510
Cray, Inc. †	4,451	144,435
CSG Systems International, Inc.	10,411	374,588
CTS Corp.	12,200	215,208
Cvent, Inc. †	10,501	366,590
DHI Group, Inc. †	15,761	144,528
Digimarc Corp. †(a)	5,672	207,085
DTS, Inc. †	4,612	104,139
EarthLink Holdings Corp.	83,562	620,866
Ebix, Inc.	23,274	763,154
Electronics For Imaging, Inc. †	3,095	144,660
Ellie Mae, Inc. †(a)	17,382	1,046,918
Endurance International Group Holdings, Inc. †(a)	9,008	98,457
Entegris, Inc. †	25,657	340,468
EPAM Systems, Inc. †	18,880	1,484,346
Epiq Systems, Inc.	9,360	122,335
ePlus, Inc. †	6,174	575,787
Euronet Worldwide, Inc. †	17,596	1,274,478
ExlService Holdings, Inc. †	13,969	627,627
Fabrinet (Thailand) †	9,166	218,334
Fair Isaac Corp.	16,169	1,522,796
Fleetmatics Group PLC (Ireland) †	21,319	1,082,792
FormFactor, Inc. †	22,524	202,716
Gigamon, Inc. †	21,917	582,335
Globant SA (Luxembourg) †(a)	1,820	68,268
Glu Mobile, Inc. †(a)	101,300	246,159
GSI Group, Inc. †	1,751	23,849
GTT Communications, Inc. †	24,583	419,386
Guidewire Software, Inc. †	21,211	1,276,054
Hackett Group, Inc./The	26,961	433,263
HubSpot, Inc. †	10,368	583,822
II-VI, Inc. †	19,798	367,451
Imperva, Inc. †	15,634	989,789
Infinera Corp. †	65,967	1,195,322
Infoblox, Inc. †	12,219	224,707
Inphi Corp. †	24,395	659,153
Insight Enterprises, Inc. †	4,032	101,284
Integrated Device Technology, Inc. †	52,981	1,396,049
InterDigital, Inc.	9,749	478,091
Internap Corp. †	18,785	120,224
Intralinks Holdings, Inc. †	16,496	149,619
Ixia †	19,705	244,933
j2 Global, Inc.	16,144	1,328,974
Lionbridge Technologies, Inc. †	23,819	116,951
LogMeIn, Inc. †	14,198	952,686
Luxoft Holding, Inc. (Switzerland) †	12,068	930,805
M/A-COM Technology Solutions Holdings, Inc. †	27,193	1,111,922
Manhattan Associates, Inc. †	28,254	1,869,567
Mattson Technology, Inc. †	27,381	96,655
MAXIMUS, Inc.	17,538	986,513
MaxLinear, Inc., Class A †	26,158	385,307
Mentor Graphics Corp.	23,598	434,675
Mercury Systems, Inc. †	18,800	345,168
Mesa Laboratories, Inc. (a)	1,966	195,617
Methode Electronics, Inc.	3,711	118,121
Microsemi Corp. †	22,414	730,472

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 20.4% (continued)
MicroStrategy, Inc., Class A †	4,306	$772,023
MKS Instruments, Inc.	7,480	269,280
Monolithic Power Systems, Inc.	19,973	1,272,480
Monotype Imaging Holdings, Inc.	5,625	132,975
Monster Worldwide, Inc. †	29,816	170,846
MTS Systems Corp.	2,200	139,502
Multi-Fineline Electronix, Inc. †	19,878	411,077
NeoPhotonics Corp. †	46,104	500,689
Novatel Wireless, Inc. †(a)	48,795	81,488
NVE Corp.	2,643	148,484
Oclaro, Inc. †(a)	49,751	173,133
OSI Systems, Inc. †	4,944	438,335
Paycom Software, Inc. †(a)	28,944	1,089,163
Paylocity Holding Corp. †	25,284	1,025,266
PC Connection, Inc.	9,526	215,669
Pegasystems, Inc.	3,556	97,790
Perficient, Inc. †	8,400	143,808
PFSweb, Inc. †	16,898	217,477
Photronics, Inc. †	11,464	142,727
Plantronics, Inc.	6,854	325,017
Progress Software Corp. †	7,042	169,008
Proofpoint, Inc. †	20,211	1,313,917
Q2 Holdings, Inc. †	24,645	649,889
QAD, Inc., Class A	5,645	115,835
Qlik Technologies, Inc. †	23,919	757,276
Qualys, Inc. †	3,520	116,477
RF Industries Ltd. (a)	4,775	20,962
RingCentral, Inc., Class A †	32,012	754,843
Rubicon Project, Inc./The †	20,560	338,212
Rudolph Technologies, Inc. †	14,942	212,475
ServiceSource International, Inc. †	27,897	128,605
Sigma Designs, Inc. †	51,588	326,036
Silver Spring Networks, Inc. †	12,781	184,174
Speed Commerce, Inc. †	25,500	1,530
SPS Commerce, Inc. †	5,851	410,799
Stamps.com, Inc. †	9,607	1,053,023
Sykes Enterprises, Inc. †	5,811	178,863
Synaptics, Inc. †	5,937	476,979
SYNNEX Corp.	11,962	1,075,743
Take-Two Interactive Software, Inc. †	40,323	1,404,853
Tech Data Corp. †	8,178	542,856
TechTarget, Inc. †	18,306	146,997
Telenav, Inc. †	41,098	233,848
Tessera Technologies, Inc.	23,056	691,911
Tyler Technologies, Inc. †	12,791	2,229,727
Ubiquiti Networks, Inc. †	3,493	110,693
Ultra Clean Holdings, Inc. †	26,792	137,175
United Online, Inc. †	10,738	126,601
Universal Display Corp. †	11,050	601,562
Virtusa Corp. †	14,673	606,582
Web.com Group, Inc. †	4,784	95,728
WebMD Health Corp. †	2,680	129,444
Xcerra Corp. †	21,804	131,914
XO Group, Inc. †	20,289	325,841
Zendesk, Inc. †	5,833	154,225
Zhone Technologies, Inc. †(a)	6,554	6,554
Zix Corp. †	50,931	258,729

		69,227,364

Materials - 2.2%
AEP Industries, Inc. †	1,254	96,746
Balchem Corp.	1,820	110,656
Berry Plastics Group, Inc. †	40,640	1,470,355
Chemtura Corp. †	17,482	476,734
Core Molding Technologies, Inc. †	6,660	85,448
Ferro Corp. †	12,422	138,133
Handy & Harman Ltd. †	2,531	51,911
Headwaters, Inc. †	44,166	745,081

	SHARES	VALUE (Note 4)
Materials - 2.2% (continued)
Innospec, Inc.	6,411	$348,181
Kaiser Aluminum Corp.	4,281	358,149
KMG Chemicals, Inc.	10,063	231,650
Louisiana-Pacific Corp. †	43,039	775,132
Materion Corp.	4,614	129,192
Neenah Paper, Inc.	3,745	233,800
Quaker Chemical Corp.	1,296	100,129
Sensient Technologies Corp.	8,385	526,746
Trinseo SA †(a)	27,114	764,615
US Concrete, Inc. †	13,387	704,959

		7,347,617

Telecommunication Services - 1.1%
8x8, Inc. †	8,838	101,195
Atlantic Tele-Network, Inc.	3,303	258,394
Boingo Wireless, Inc. †	19,566	129,527
Cincinnati Bell, Inc. †	36,600	131,760
Consolidated Communications Holdings, Inc. (a)	10,599	222,049
FairPoint Communications, Inc. †	9,396	150,994
General Communication, Inc., Class A †	22,600	447,028
IDT Corp., Class B	12,066	140,690
Inteliquent, Inc.	20,780	369,261
Lumos Networks Corp. †	9,282	103,958
ORBCOMM, Inc. †(a)	27,400	198,376
Shenandoah Telecommunications Co.	8,628	371,435
Spok Holdings, Inc.	10,576	193,752
Straight Path Communications, Inc., Class B †(a)	13,024	223,231
Vonage Holdings Corp. †	121,592	697,938

		3,739,588

Utilities - 1.4%
American States Water Co.	16,786	704,173
Chesapeake Utilities Corp.	8,517	483,340
MGE Energy, Inc.	8,461	392,590
New Jersey Resources Corp.	7,955	262,197
ONE Gas, Inc.	17,141	859,964
Ormat Technologies, Inc.	11,741	428,194
Unitil Corp.	9,825	352,521
WGL Holdings, Inc.	23,183	1,460,297

		4,943,276

TOTAL COMMON STOCKS (cost $288,885,164)		328,465,480

RIGHTS - 0.0% (c)

Health Care - 0.0% (c)
Durata Therapeutics, Inc. (3)†(b)	9,900	10,249

Information Technology - 0.0% (c)
Gerber Scientific, Inc. (3)†(a)(b)	4,000	—

TOTAL RIGHTS (cost $–)		10,249

WARRANTS - 0.0% (c)

Consumer Discretionary - 0.0% (c)
Education Management Corp. (3)†(b)
(cost $–)	6,600	27

MONEY MARKET FUNDS - 3.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (2)(d)
(cost $10,487,768)	10,487,768	10,487,768

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
SECURITIES LENDING COLLATERAL - 12.8%

Money Market Funds - 12.8%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.090% (2)(d)(e)
(cost $43,522,018)	43,522,018	$43,522,018

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 112.5% (cost $342,894,950)		382,485,542

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.5%) (f)		(42,567,409)

NET ASSETS - 100.0%		$339,918,133

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $40,807,458; cash collateral of $43,522,018 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of December 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $10,276 or 0.0% of total net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at December 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
60	Barclays Capital	E-Mini Russell 2000 Futures	03/2016	$6,745,034	$6,789,000	$43,966

Collateral pledged to, or (received from), each counterparty at December 31, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$194,438	$194,438

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

COMMON STOCKS - 96.6%	SHARES	VALUE (Note 4)
Australia - 2.6%
Amcor Ltd.	103,107	$1,001,709
AMP Ltd.	53,851	226,900
Aristocrat Leisure Ltd.	41,609	307,236
Aurizon Holdings Ltd.	27,946	88,717
Brambles Ltd.	40,768	341,428
Cochlear Ltd.	4,718	326,493
CSL Ltd.	5,872	447,679
Dexus Property Group REIT	36,964	200,499
Goodman Group REIT	46,489	210,663
GPT Group/The REIT	128,260	444,190
Harvey Norman Holdings Ltd.	63,440	191,775
Incitec Pivot Ltd.	83,576	238,813
Insurance Australia Group Ltd.	33,454	134,352
Macquarie Group Ltd.	16,720	1,000,240
Newcrest Mining Ltd. †	14,151	133,900
Qantas Airways Ltd. †	197,293	584,790
Ramsay Health Care Ltd.	22,026	1,083,067
Scentre Group REIT	97,508	295,756
Stockland REIT	84,500	250,837
Suncorp Group Ltd.	27,579	242,144
Tabcorp Holdings Ltd.	103,175	351,293
Telstra Corp. Ltd.	99,939	406,122
TPG Telecom Ltd.	32,414	232,073
Treasury Wine Estates Ltd.	32,635	195,945

		8,936,621

Austria - 0.3%
ANDRITZ AG	13,046	634,926
Erste Group Bank AG †	14,666	458,900

		1,093,826

Belgium - 1.8%
Ageas	24,067	1,117,043
Anheuser-Busch InBev SA/NV	18,598	2,314,470
Colruyt SA	1,947	100,160
KBC Groep NV	21,212	1,326,305
Proximus	19,238	626,023
UCB SA	5,653	510,257

		5,994,258

Canada - 3.4%
Agrium, Inc. (1)	4,407	393,881
Alimentation Couche-Tard, Inc., Class B (1)	49,841	2,193,984
BCE, Inc. (1)	21,078	814,360
Brookfield Asset Management, Inc., Class A (1)	35,866	1,131,424
Canadian Tire Corp. Ltd., Class A (1)	1,242	106,060
CCL Industries, Inc., Class B (1)	615	99,724
CGI Group, Inc., Class A (1)†	7,522	301,163
CI Financial Corp. (1)	9,162	202,614
Constellation Software, Inc. (1)	2,488	1,037,275
Dollarama, Inc. (1)	18,599	1,074,513
Empire Co., Ltd., Class A (1)	5,515	102,592
Fairfax Financial Holdings Ltd. (1)	497	235,950
George Weston Ltd. (1)	1,248	96,452
Gildan Activewear, Inc. (1)	5,155	146,562
Industrial Alliance Insurance & Financial Services, Inc. (1)	4,583	146,164
Intact Financial Corp. (1)	7,906	506,688
Jean Coutu Group PJC, Inc./The, Class A (1)	9,100	117,786
Loblaw Cos., Ltd. (1)	20,085	948,438
Magna International, Inc. (1)	11,806	478,827
Metro, Inc. (1)	30,346	849,609
Onex Corp. (1)	2,400	147,119

	SHARES	VALUE (Note 4)
Canada - 3.4% (continued)
Rogers Communications, Inc., Class B (1)	8,077	$278,553

		11,409,738

Denmark - 3.8%
Chr Hansen Holding A/S	1,951	122,036
Coloplast A/S, Class B	6,595	532,462
Danske Bank A/S	45,188	1,212,498
DSV A/S	15,616	614,703
ISS A/S	12,970	467,526
Novo Nordisk A/S, Class B	105,421	6,103,687
Novozymes A/S, B Shares	4,372	209,326
Pandora A/S	12,828	1,617,404
Tryg A/S	28,927	574,825
Vestas Wind Systems A/S	17,954	1,253,886

		12,708,353

Finland - 1.1%
Elisa OYJ	15,783	593,833
Kone OYJ, Class B	9,273	392,629
Neste OYJ	13,054	389,608
Nokia OYJ	23,727	167,857
Nokian Renkaat OYJ	8,005	285,789
Orion OYJ, Class B	4,687	162,162
Sampo OYJ, A Shares	21,415	1,087,502
Stora Enso OYJ, R Shares	27,856	251,878
UPM-Kymmene OYJ	14,530	269,754

		3,601,012

France - 10.6%
Accor SA	10,546	456,747
Air Liquide SA	3,961	444,688
Airbus Group SE	55,040	3,709,002
AXA SA	142,147	3,883,964
Cap Gemini SA	13,074	1,213,079
Carrefour SA	7,343	211,916
Christian Dior SE	2,681	455,401
Dassault Systemes	13,270	1,060,683
Essilor International SA	11,330	1,412,126
Groupe Eurotunnel SE	9,549	118,800
Hermes International	1,920	649,008
Iliad SA	1,060	252,681
Ingenico Group	2,884	364,022
JCDecaux SA	3,627	139,040
Kering	1,110	189,782
Legrand SA	2,988	169,017
L’Oreal SA	10,484	1,763,460
LVMH Moet Hennessy Louis Vuitton SE	16,844	2,645,691
Natixis SA	99,537	563,090
Numericable-SFR SAS	15,715	570,894
Orange SA	76,912	1,286,410
Pernod Ricard SA	4,394	501,111
Peugeot SA †	71,227	1,248,533
Renault SA	18,922	1,894,007
Safran SA	24,075	1,654,019
Sanofi	15,980	1,361,844
Societe BIC SA	1,113	183,150
Sodexo SA	1,964	191,877
Thales SA	5,357	400,970
Unibail-Rodamco SE REIT	9,114	2,314,329
Valeo SA	5,134	791,533
Veolia Environnement SA	28,559	677,584
Vinci SA	26,448	1,695,178
Vivendi SA	58,338	1,252,928
Zodiac Aerospace	8,360	199,054

		35,925,618

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 8.1%
adidas AG	13,407	$1,301,271
Allianz SE	14,868	2,620,902
Bayer AG	10,482	1,309,101
Beiersdorf AG	8,715	792,118
Brenntag AG	11,563	602,522
Continental AG	5,241	1,267,850
Daimler AG	4,240	354,269
Deutsche Boerse AG	15,486	1,361,238
Deutsche Telekom AG	209,354	3,760,134
Evonik Industries AG	4,758	157,380
Fresenius Medical Care AG & Co. KGaA	21,024	1,766,743
GEA Group AG	19,493	787,534
Hannover Rueck SE	14,104	1,610,529
HeidelbergCement AG	1,260	102,687
Infineon Technologies AG	69,001	1,005,946
Merck KGaA	11,493	1,112,762
OSRAM Licht AG	7,323	305,948
ProSiebenSat.1 Media SE	20,090	1,013,567
SAP SE	39,833	3,160,876
Symrise AG	12,205	807,952
Telefonica Deutschland Holding AG	38,930	205,344
United Internet AG	13,958	767,399
Vonovia SE	33,699	1,041,066
Zalando SE 144A †(a)	3,058	120,774

		27,335,912

Hong Kong - 0.8%
BOC Hong Kong Holdings Ltd.	59,000	179,538
Cathay Pacific Airways Ltd.	160,000	275,305
CLP Holdings Ltd.	32,500	275,470
Hang Seng Bank Ltd.	8,300	157,313
Henderson Land Development Co., Ltd.	38,429	234,417
Hong Kong & China Gas Co., Ltd.	146,256	286,229
Hysan Development Co., Ltd.	25,000	102,142
Kerry Properties Ltd.	39,000	106,133
Link REIT	17,500	104,333
MTR Corp. Ltd.	64,000	316,020
NWS Holdings Ltd.	114,000	170,173
PCCW Ltd.	299,000	174,782
Sino Land Co., Ltd.	96,000	139,849
Techtronic Industries Co., Ltd.	64,500	261,112

		2,782,816

Italy - 2.8%
Atlantia SpA	33,905	897,073
Banco Popolare SC †	10,759	148,263
EXOR SpA	10,000	453,867
Finmeccanica SpA †	83,852	1,165,900
Intesa Sanpaolo SpA	1,004,380	3,335,546
Luxottica Group SpA	17,288	1,126,575
Mediobanca SpA	75,831	726,921
Prysmian SpA	23,402	511,313
Snam SpA	32,761	170,978
Telecom Italia SpA †	378,548	479,739
Terna Rete Elettrica Nazionale SpA	46,858	240,986
UnipolSai SpA	87,754	223,255

		9,480,416

Japan - 32.7%
Acom Co., Ltd. †	135,500	638,071
Aeon Co., Ltd.	65,100	1,003,035
AEON Financial Service Co., Ltd.	14,700	328,379
Aisin Seiki Co., Ltd.	6,600	284,053
Ajinomoto Co., Inc.	35,000	828,650
Alfresa Holdings Corp.	17,900	353,530

	SHARES	VALUE (Note 4)
Japan - 32.7% (continued)
Alps Electric Co., Ltd.	20,400	$553,208
ANA Holdings, Inc.	204,000	588,562
Asics Corp.	10,600	219,924
Astellas Pharma, Inc.	15,100	214,960
Bank of Kyoto Ltd./The	60,000	556,419
Bank of Yokohama Ltd./The	73,000	447,461
Calbee, Inc.	8,500	358,947
Casio Computer Co., Ltd.	13,400	313,248
Central Japan Railway Co.	13,500	2,396,708
Chiba Bank Ltd./The	61,000	432,870
Chubu Electric Power Co., Inc.	78,300	1,072,219
Chugai Pharmaceutical Co., Ltd.	22,900	798,217
Daicel Corp.	26,900	400,323
Dai-ichi Life Insurance Co., Ltd./The	74,700	1,242,835
Daiichi Sankyo Co., Ltd.	40,600	837,972
Daiwa House Industry Co., Ltd.	51,400	1,477,563
Dentsu, Inc.	27,200	1,488,172
Don Quijote Holdings Co., Ltd.	11,100	389,818
East Japan Railway Co.	28,000	2,636,646
Eisai Co., Ltd.	26,700	1,766,226
FamilyMart Co., Ltd.	3,300	153,565
FANUC Corp.	900	155,061
Fast Retailing Co., Ltd.	600	209,887
Fuji Heavy Industries Ltd.	25,200	1,038,146
FUJIFILM Holdings Corp.	37,000	1,544,102
Fukuoka Financial Group, Inc.	63,000	312,393
Gunma Bank Ltd./The	36,000	209,313
Hachijuni Bank Ltd./The	85,000	520,199
Hamamatsu Photonics KK	12,600	345,432
Hiroshima Bank Ltd./The	109,000	619,532
Hitachi Chemical Co., Ltd.	10,000	158,647
Hokuhoku Financial Group, Inc.	179,000	364,899
Honda Motor Co., Ltd.	6,300	201,358
Hoya Corp.	28,900	1,181,796
Iida Group Holdings Co., Ltd.	33,100	613,476
Isetan Mitsukoshi Holdings Ltd.	38,400	500,776
Iyo Bank Ltd./The	33,800	328,390
J Front Retailing Co., Ltd.	30,800	447,759
Japan Airlines Co., Ltd.	30,900	1,106,001
Japan Airport Terminal Co., Ltd.	10,800	478,106
Japan Tobacco, Inc.	32,700	1,200,540
JTEKT Corp.	6,200	101,482
Kajima Corp.	68,000	404,698
Kaneka Corp.	23,000	239,068
Kansai Electric Power Co., Inc./The †	64,000	767,347
Kao Corp.	29,800	1,531,385
Kawasaki Heavy Industries Ltd.	27,000	99,897
KDDI Corp.	122,900	3,191,737
Keihan Electric Railway Co., Ltd.	35,000	234,403
Keisei Electric Railway Co., Ltd.	14,000	178,616
Keyence Corp.	1,440	791,431
Kikkoman Corp.	18,000	623,654
Koito Manufacturing Co., Ltd.	22,800	934,970
Konami Holdings Corp.	7,600	180,915
Kose Corp.	8,300	767,426
Kubota Corp.	41,000	633,395
Kyowa Hakko Kirin Co., Ltd.	30,000	472,040
Kyushu Electric Power Co., Inc. †	22,300	243,050
Lawson, Inc.	3,200	259,747
M3, Inc.	23,000	476,886
Mabuchi Motor Co., Ltd.	9,000	487,754
Marui Group Co., Ltd.	49,000	797,358
Medipal Holdings Corp.	22,400	381,786
MEIJI Holdings Co., Ltd.	15,200	1,255,514
Mitsubishi Chemical Holdings Corp.	131,400	833,696
Mitsubishi Tanabe Pharma Corp.	17,400	299,778
Mitsubishi UFJ Financial Group, Inc.	770,700	4,773,908

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 32.7% (continued)
Mitsui Chemicals, Inc.	74,000	$328,191
Mizuho Financial Group, Inc.	1,341,600	2,683,200
MS&AD Insurance Group Holdings, Inc.	48,200	1,413,449
Murata Manufacturing Co., Ltd.	14,800	2,129,443
Nexon Co., Ltd.	44,200	719,034
Nidec Corp.	20,200	1,464,823
Nintendo Co., Ltd.	9,800	1,347,599
Nippon Express Co., Ltd.	34,000	159,774
Nippon Paint Holdings Co., Ltd.	5,000	121,010
Nippon Telegraph & Telephone Corp.	90,200	3,589,790
Nissan Motor Co., Ltd.	91,700	960,167
Nisshin Seifun Group, Inc.	24,000	392,028
Nitori Holdings Co., Ltd.	7,700	646,660
Nitto Denko Corp.	15,900	1,160,790
NOK Corp.	10,900	254,633
Nomura Research Institute Ltd.	12,950	497,329
NTT Data Corp.	14,300	691,350
NTT DOCOMO, Inc.	83,500	1,712,719
Obayashi Corp.	56,000	516,723
Oji Holdings Corp.	37,000	148,703
Ono Pharmaceutical Co., Ltd.	8,100	1,444,325
Oriental Land Co., Ltd.	10,200	617,064
ORIX Corp.	20,900	293,195
Otsuka Corp.	6,400	314,392
Park24 Co., Ltd.	14,200	344,030
Rakuten, Inc.	48,900	563,218
Ryohin Keikaku Co., Ltd.	3,100	627,785
Sankyo Co., Ltd.	2,500	93,319
Santen Pharmaceutical Co., Ltd.	42,000	691,464
Seibu Holdings, Inc.	24,500	500,347
Sekisui House Ltd.	44,800	753,256
Seven & i Holdings Co., Ltd.	50,000	2,289,228
Seven Bank Ltd.	60,000	263,130
Shikoku Electric Power Co., Inc.	24,300	379,597
Shimadzu Corp.	39,000	652,857
Shimamura Co., Ltd.	900	105,398
Shimano, Inc.	5,900	905,996
Shimizu Corp.	44,000	358,786
Shionogi & Co., Ltd.	36,500	1,650,903
Shiseido Co., Ltd.	27,200	564,363
Sohgo Security Services Co., Ltd.	3,200	150,077
Sompo Japan Nipponkoa Holdings, Inc.	43,400	1,425,026
Sony Corp.	88,400	2,172,589
Sumitomo Chemical Co., Ltd.	165,000	947,611
Sumitomo Heavy Industries Ltd.	31,000	138,969
Suntory Beverage & Food Ltd.	2,500	109,440
Suruga Bank Ltd.	20,000	412,172
Suzuken Co., Ltd.	7,200	273,616
Sysmex Corp.	15,800	1,013,486
Taisei Corp.	71,000	467,675
Taiyo Nippon Sanso Corp.	44,300	400,639
Takeda Pharmaceutical Co., Ltd.	38,200	1,904,632
TDK Corp.	8,900	569,991
Teijin Ltd.	120,000	408,944
Terumo Corp.	18,300	567,180
Tohoku Electric Power Co., Inc.	48,700	608,814
Tokio Marine Holdings, Inc.	51,100	1,973,718
Tokyo Electric Power Co., Inc. †	171,300	986,389
Tokyu Corp.	31,000	244,974
Toppan Printing Co., Ltd.	12,000	110,558
Toray Industries, Inc.	99,000	919,960
TOTO Ltd.	20,500	720,207
Toyo Seikan Group Holdings Ltd.	8,500	157,668
Toyo Suisan Kaisha Ltd.	4,600	160,322
Toyota Industries Corp.	3,800	203,199
Toyota Motor Corp.	4,300	264,790
Trend Micro, Inc.	9,400	381,425

	SHARES	VALUE (Note 4)
Japan - 32.7% (continued)
USS Co., Ltd.	10,300	$154,766
West Japan Railway Co.	19,400	1,340,987
Yakult Honsha Co., Ltd.	5,800	283,879
Yamada Denki Co., Ltd.	44,000	190,059
Yamaguchi Financial Group, Inc.	24,000	284,333
Yamaha Corp.	29,000	700,477
Yamaha Motor Co., Ltd.	32,700	732,981
Yamato Holdings Co., Ltd.	16,500	349,604
Yamazaki Baking Co., Ltd.	11,000	247,344

		110,607,904

Netherlands - 3.6%
Akzo Nobel NV	9,798	654,689
Altice NV, Class A †	41,545	596,889
ASML Holding NV	3,821	339,502
Heineken Holding NV	3,988	307,023
Heineken NV	19,923	1,697,777
ING Groep NV CVA	278,504	3,768,169
Koninklijke Ahold NV	68,398	1,442,750
Koninklijke KPN NV	358,634	1,356,485
NN Group NV	14,737	519,964
QIAGEN NV †	6,533	177,072
Randstad Holding NV	12,327	767,620
Wolters Kluwer NV	18,813	631,807

		12,259,747

Norway - 0.1%
Golar LNG Ltd. (3)(b)	2,009	36,314
Orkla ASA	19,735	155,688
Yara International ASA	2,256	97,027

		289,029

Portugal - 0.2%
Jeronimo Martins SGPS SA	43,875	570,918

Singapore - 0.3%
ComfortDelGro Corp. Ltd.	125,500	268,730
Jardine Cycle & Carriage Ltd.	6,000	146,683
Singapore Airlines Ltd.	17,200	135,527
Singapore Technologies Engineering Ltd.	124,500	263,179
UOL Group Ltd.	23,600	103,431

		917,550

South Africa - 0.0% (c)
Mondi PLC	10,030	196,595

Spain - 2.6%
Abertis Infraestructuras SA	15,335	239,830
Amadeus IT Holding SA, A Shares	32,364	1,426,432
Endesa SA	30,311	608,937
Ferrovial SA	57,365	1,297,207
Grifols SA	9,898	457,504
Iberdrola SA	197,979	1,403,468
Industria de Diseno Textil SA	88,142	3,028,042
Red Electrica Corp. SA	4,436	370,538

		8,831,958

Sweden - 2.4%
Assa Abloy AB, Class B	56,499	1,182,677
Atlas Copco AB, A Shares	13,729	336,701
Boliden AB	10,119	169,536
Electrolux AB, Series B	25,955	626,227
Hennes & Mauritz AB, B Shares	5,902	209,936
Hexagon AB, B Shares	13,079	483,829
Husqvarna AB, B Shares	22,273	146,988
ICA Gruppen AB	12,128	440,445
Investor AB, B Shares	34,510	1,268,249
Securitas AB, B Shares	29,331	448,498

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Sweden - 2.4% (continued)
Skanska AB, B Shares	15,528	$301,144
Svenska Cellulosa AB SCA, Class B	49,964	1,447,962
Svenska Handelsbanken AB, A Shares	17,763	235,919
Tele2 AB, B Shares	31,861	317,733
Telefonaktiebolaget LM Ericsson, B Shares	20,581	198,428
Volvo AB, B Shares	35,747	331,466

		8,145,738

Switzerland - 3.7%
Actelion Ltd. †	8,233	1,143,923
Chocoladefabriken Lindt & Spruengli AG	119	743,120
EMS-Chemie Holding AG	791	348,117
Galenica AG	180	281,619
Geberit AG	1,176	398,315
Givaudan SA †	811	1,471,934
Julius Baer Group Ltd. †	17,182	831,216
Lonza Group AG †	4,366	710,064
Novartis AG	3,763	323,691
Partners Group Holding AG	2,201	791,555
Schindler Holding AG	1,395	233,382
Sonova Holding AG	1,208	153,481
Swiss Life Holding AG †	747	201,204
Swiss Re AG	21,382	2,088,301
Swisscom AG	472	236,191
Syngenta AG	3,396	1,329,205
Wolseley PLC	9,774	530,854
Zurich Insurance Group AG †	2,147	551,564

		12,367,736

United Kingdom - 14.9%
3i Group PLC	56,789	402,283
Aberdeen Asset Management PLC	54,480	232,151
Aggreko PLC	7,256	97,678
ARM Holdings PLC	22,515	343,174
Ashtead Group PLC	21,861	359,785
Associated British Foods PLC	15,182	747,063
AstraZeneca PLC	3,789	255,937
Aviva PLC	36,331	275,770
BAE Systems PLC	81,669	601,289
Barclays PLC	678,493	2,183,913
Barratt Developments PLC	86,562	797,644
British American Tobacco PLC	35,929	1,995,282
BT Group PLC	198,034	1,375,064
Bunzl PLC	7,883	218,709
Compass Group PLC	39,030	676,321
Croda International PLC	3,164	141,763
Direct Line Insurance Group PLC	241,246	1,446,055
Dixons Carphone PLC	91,723	674,997
easyJet PLC	20,601	528,353
Experian PLC	30,790	544,195
Fiat Chrysler Automobiles NV †	98,620	1,369,620
HSBC Holdings PLC	50,345	397,434
ICAP PLC	22,128	166,095
Imperial Tobacco Group PLC	40,567	2,142,654
Inmarsat PLC	33,918	568,616
International Consolidated Airlines Group SA	148,610	1,332,019
ITV PLC	284,289	1,157,440
Kingfisher PLC	42,770	207,156
Legal & General Group PLC	152,969	603,601
London Stock Exchange Group PLC	9,129	369,342
Marks & Spencer Group PLC	86,022	572,751
Meggitt PLC	17,966	99,195
National Grid PLC	39,676	547,195
Next PLC	8,109	870,670
Old Mutual PLC	139,415	366,754

	SHARES	VALUE (Note 4)
United Kingdom - 14.9% (continued)
Pearson PLC	28,179	$304,628
Persimmon PLC †	30,357	905,651
Prudential PLC	33,052	744,645
Reckitt Benckiser Group PLC	20,527	1,899,288
RELX NV	175,448	2,954,948
Sage Group PLC/The	65,264	579,875
Schroders PLC	3,675	160,961
Severn Trent PLC	3,568	114,057
Shire PLC	3,830	262,766
Sky PLC	6,035	98,930
Smith & Nephew PLC	33,760	601,673
Sports Direct International PLC †	15,088	128,219
SSE PLC	39,551	888,069
Standard Life PLC	55,872	319,952
Taylor Wimpey PLC	324,580	970,288
Travis Perkins PLC	5,606	162,633
Unilever NV CVA	177,391	7,726,842
United Utilities Group PLC	34,524	475,372
Vodafone Group PLC	1,502,450	4,872,095
Whitbread PLC	10,735	695,805
WPP PLC	43,221	994,160

		50,528,825

United States - 0.8%
Thomson Reuters Corp. (1)	33,632	1,273,869
Valeant Pharmaceuticals International, Inc. (1)†	14,120	1,434,348

		2,708,217

TOTAL COMMON STOCKS (cost $306,461,540)		326,692,787

MONEY MARKET FUNDS - 2.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (d)
(cost $9,456,079)	9,456,079	9,456,079

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 99.4% (cost $315,917,619)		336,148,866

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% (e)		1,900,585

NET ASSETS - 100.0%		$338,049,451

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Security fair valued as of December 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $36,314 or 0.0% of total net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$56,662,363	16.7%
Consumer Staples	43,533,923	12.9
Energy	425,923	0.1
Financials	69,488,292	20.5
Health Care	36,259,255	10.7
Industrials	44,587,433	13.2
Information Technology	23,168,046	6.9
Materials	14,867,843	4.4
Telecommunication Services	27,583,411	8.2
Utilities	10,116,298	3.0
Money Market Funds	9,456,079	2.8

Total Investments In Securities, At Value	336,148,866	99.4
Other Assets in Excess of Liabilities (e)	1,900,585	0.6

Net Assets	$338,049,451	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Open futures contracts outstanding at December 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
81	Barclays Capital	E-Mini MSCI EAFE Index Futures	03/2016	$6,771,215	$6,877,711	$106,496

Collateral pledged to, or (received from), each counterparty at December 31, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$70,978	$70,978

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

COMMON STOCKS - 97.2%	SHARES	VALUE (Note 4)
Brazil - 3.7%
Ambev SA ADR (1)	17,383	$77,528
BRF SA (1)	2,000	28,006
Cielo SA (1)	2,500	21,226
EDP - Energias do Brasil SA (1)	3,800	11,564
Embraer SA ADR (1)	175	5,169
Equatorial Energia SA (1)	2,500	21,637
Fibria Celulose SA ADR (1)	1,579	20,038
JBS SA (1)	4,900	15,296
Lojas Renner SA (1)	6,400	27,663
Porto Seguro SA (1)	500	3,639
Raia Drogasil SA (1)	3,100	27,801
Ultrapar Participacoes SA (1)	1,800	27,503

		287,070

Chile - 1.3%
Cia Cervecerias Unidas SA ADR (1)	471	10,202
Colbun SA (1)	105,746	25,252
Corpbanca SA (1)	1,089,380	8,760
Empresa Nacional de Electricidad SA ADR (1)	129	4,781
Empresas CMPC SA (1)	12,402	26,760
Enersis SA ADR (1)	1,118	13,584
SONDA SA (1)	5,647	10,007

		99,346

China - 31.7%
AAC Technologies Holdings, Inc.	7,000	45,538
Air China Ltd., H Shares	22,000	17,255
ANTA Sports Products Ltd.	13,000	35,540
AviChina Industry & Technology Co., Ltd., H Shares	17,000	13,283
Bank of China Ltd., H Shares	48,000	21,298
Bank of Communications Co., Ltd., H Shares	28,000	19,636
Beijing Capital International Airport Co., Ltd., H Shares	14,000	15,037
Byd Co., Ltd., H Shares †	5,500	30,002
CAR, Inc. †	3,000	4,944
China Communications Construction Co., Ltd., H Shares	36,000	36,476
China Construction Bank Corp., H Shares	38,000	25,922
China COSCO Holdings Co., Ltd., H Shares †	16,500	7,453
China Everbright Bank Co., Ltd., H Shares	12,000	5,811
China Galaxy Securities Co., Ltd., H Shares (a)	12,000	10,906
China Huishan Dairy Holdings Co., Ltd. (a)	53,000	20,269
China Life Insurance Co., Ltd., H Shares	72,000	231,134
China Longyuan Power Group Corp. Ltd., H Shares	4,000	3,008
China Merchants Bank Co., Ltd., H Shares	73,000	170,881
China Minsheng Banking Corp. Ltd., H Shares	18,000	17,757
China Pacific Insurance Group Co., Ltd., H Shares	16,000	65,478
China Railway Construction Corp. Ltd., H Shares	36,000	44,308
China Railway Group Ltd., H Shares	73,000	55,056
China Shipping Container Lines Co., Ltd., H Shares †	28,000	7,743

	SHARES	VALUE (Note 4)
China - 31.7% (continued)
China Southern Airlines Co., Ltd., H Shares	36,000	$27,752
China Vanke Co., Ltd., H Shares (3)(a)(b)	33,600	99,859
Chongqing Rural Commercial Bank Co., Ltd., H Shares	21,000	12,613
CITIC Securities Co., Ltd., H Shares	1,500	3,476
Country Garden Holdings Co., Ltd.	6,000	2,445
CRRC Corp. Ltd., H Shares (a)	78,000	95,820
CSPC Pharmaceutical Group Ltd.	16,000	16,312
Dongfeng Motor Group Co., Ltd., H Shares	2,000	2,649
Evergrande Real Estate Group Ltd. (a)	38,000	33,268
Fosun International Ltd.	26,000	40,401
Geely Automobile Holdings Ltd. (a)	35,000	18,494
GOME Electrical Appliances Holding Ltd.	28,000	4,641
Great Wall Motor Co., Ltd., H Shares	3,500	4,043
Haitong Securities Co., Ltd., H Shares	4,400	7,716
Huadian Power International Corp. Ltd., H Shares	20,000	12,942
Huaneng Renewables Corp. Ltd., H Shares (a)	18,000	5,342
Industrial & Commercial Bank of China Ltd., H Shares	40,000	23,977
Jiangsu Expressway Co., Ltd., H Shares	12,000	16,105
Longfor Properties Co., Ltd.	5,500	8,180
New China Life Insurance Co., Ltd., H Shares	4,400	18,387
People’s Insurance Co. Group of China Ltd./The, H Shares	35,000	17,041
PICC Property & Casualty Co., Ltd., H Shares	22,000	43,417
Ping An Insurance Group Co. of China Ltd., H Shares	65,500	361,213
Shanghai Electric Group Co., Ltd., H Shares	76,000	40,032
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	4,300	9,268
Shenzhou International Group Holdings Ltd.	5,000	28,654
Shui On Land Ltd.	47,000	12,845
Sihuan Pharmaceutical Holdings Group Ltd. (3)(b)	36,000	18,023
Sinopec Engineering Group Co., Ltd., H Shares	3,000	2,552
Sinopec Shanghai Petrochemical Co., Ltd., H Shares †	58,000	22,939
Sinopharm Group Co., Ltd., H Shares	2,400	9,581
Tencent Holdings Ltd.	23,700	464,046
TravelSky Technology Ltd., H Shares	2,000	3,275
ZHuzhou CSR Times Electric Co., Ltd., H Shares	4,500	25,950
Zijin Mining Group Co., Ltd., H Shares	126,000	32,985
ZTE Corp., H Shares	15,400	34,959

		2,485,937

Hong Kong - 7.8%
Alibaba Health Information Technology Ltd. †	28,000	19,246
Alibaba Pictures Group Ltd. †	40,000	9,808
Beijing Enterprises Water Group Ltd. †	48,000	33,479
China Everbright Ltd.	10,000	22,840
China Jinmao Holdings Group Ltd.	24,000	8,175

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 7.8% (continued)
China Merchants Holdings International Co., Ltd.	10,000	$31,629
China Mobile Ltd.	3,000	33,768
China Overseas Land & Investment Ltd. (a)	34,000	118,366
China Power International Development Ltd.	43,000	24,752
China Resources Beer Holdings Co. Ltd.	10,000	21,337
China Resources Gas Group Ltd.	6,000	17,882
China Resources Land Ltd.	24,000	69,449
China Taiping Insurance Holdings Co., Ltd. †	14,600	44,815
CITIC Ltd.	34,000	59,950
Guangdong Investment Ltd.	28,000	39,542
Hanergy Thin Film Power Group Ltd. (3)†(b)	86,000	94
New World China Land Ltd.	38,000	30,313
Sino Biopharmaceutical Ltd.	34,000	30,740

		616,185

Hungary - 1.1%
MOL Hungarian Oil & Gas PLC	463	22,582
OTP Bank PLC	1,704	35,037
Richter Gedeon Nyrt	1,399	26,405

		84,024

India - 2.3%
Dr. Reddy’s Laboratories Ltd. ADR (1)(a)	663	30,690
Infosys Ltd. ADR (1)	7,825	131,069
Reliance Industries Ltd. GDR 144A (c)	335	10,223
State Bank of India GDR	94	3,161
Tata Motors Ltd. ADR (1)†	95	2,800

		177,943

Indonesia - 0.7%
Bank Central Asia Tbk PT	3,400	3,258
Bank Negara Indonesia Persero Tbk PT	6,500	2,327
Bank Rakyat Indonesia Persero Tbk PT	5,700	4,678
Indofood CBP Sukses Makmur Tbk PT	5,700	5,514
Kalbe Farma Tbk PT	81,000	7,707
Lippo Karawaci Tbk PT	62,800	4,700
Matahari Department Store Tbk PT	6,600	8,355
Summarecon Agung Tbk PT	62,000	7,317
Unilever Indonesia Tbk PT	3,100	8,275

		52,131

Korea, Republic of - 13.1%
Amorepacific Corp. †	172	60,359
AMOREPACIFIC Group †	219	27,360
BGF retail Co., Ltd. †	130	18,820
Celltrion, Inc. †	447	31,891
CJ CheilJedang Corp. †	33	10,555
CJ Corp. †	129	27,401
CJ E&M Corp. †	68	4,642
CJ Korea Express Co., Ltd. †	127	20,574
Coway Co., Ltd. †	283	20,150
Daewoo Engineering & Construction Co., Ltd. †	593	2,805
Daewoo Securities Co., Ltd. †	1,991	15,761
Dongbu Insurance Co., Ltd. †	175	10,470
Dongsuh Cos., Inc. †	428	11,307
E-MART, Inc. †	17	2,728
GS Holdings Corp. †	376	16,111

	SHARES	VALUE (Note 4)
Korea, Republic of - 13.1% (continued)
GS Retail Co., Ltd. †	99	$4,510
Hankook Tire Co., Ltd. †	139	5,544
Hanmi Pharm Co., Ltd. †	35	21,206
Hanmi Science Co., Ltd. †	165	17,889
Hanssem Co., Ltd. †	116	22,729
Hanwha Chemical Corp. †	1,067	24,311
Hanwha Corp. †	505	16,744
Hanwha Life Insurance Co., Ltd. †	717	4,505
Hotel Shilla Co., Ltd. †	79	5,173
Hyosung Corp. †	268	26,506
Hyundai Development Co.-Engineering & Construction †	367	11,993
Hyundai Glovis Co., Ltd. †	31	5,051
Hyundai Marine & Fire Insurance Co., Ltd. †	198	6,067
Hyundai Mobis Co., Ltd. †	36	7,532
Hyundai Steel Co. †	96	4,045
Kangwon Land, Inc. †	651	21,248
KCC Corp.	18	6,350
KEPCO Plant Service & Engineering Co., Ltd. †	186	14,070
Korea Aerospace Industries Ltd. †	348	22,972
Korea Electric Power Corp. †	675	28,598
Korea Investment Holdings Co., Ltd. †	418	17,468
Korea Zinc Co., Ltd. †	58	23,101
Korean Air Lines Co., Ltd. †	133	3,122
KT&G Corp. †	534	47,454
LG Chem Ltd. †	213	58,806
LG Corp. †	197	11,842
LG Display Co., Ltd. †	261	5,406
LG Household & Health Care Ltd. †	58	51,503
LG Innotek Co., Ltd. †	60	4,987
LG Uplus Corp. †	898	7,930
Lotte Chemical Corp. †	125	25,506
Lotte Confectionery Co., Ltd. †	3	5,816
NAVER Corp. †	10	5,576
NCSoft Corp.	113	20,371
NH Investment & Securities Co., Ltd. †	534	4,518
Orion Corp. †	30	29,633
Ottogi Corp. †	5	5,182
S-1 Corp. †	122	10,351
Samsung Electro-Mechanics Co., Ltd. †	247	13,124
Samsung Electronics Co., Ltd.	9	9,599
Samsung Fire & Marine Insurance Co., Ltd. †	35	9,149
Samsung Life Insurance Co., Ltd. †	38	3,551
Samsung Securities Co., Ltd. †	310	10,880
Shinsegae Co., Ltd. †	44	8,561
SK Holdings Co., Ltd. †	98	19,967
SK Innovation Co., Ltd. †	259	28,405
S-Oil Corp.	265	17,751
Yuhan Corp. †	59	13,611

		1,031,147

Malaysia - 1.6%
DiGi.Com Bhd	9,000	11,300
IHH Healthcare Bhd	20,100	30,794
IJM Corp. Bhd	6,100	4,796
MISC Bhd	12,900	28,045
Telekom Malaysia Bhd	11,000	17,334
Tenaga Nasional Bhd	2,800	8,669
Westports Holdings Bhd	28,900	27,652

		128,590

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Malta - 0.5%
Brait SE †	3,937	$42,475

Mexico - 4.4%
Alfa SAB de CV, Class A (1)	2,800	5,540
Arca Continental SAB de CV (1)	2,000	12,148
El Puerto de Liverpool SAB de CV (1)	1,800	21,944
Gentera SAB de CV (1)	8,000	15,481
Gruma SAB de CV, Class B (1)	2,500	35,068
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	3,200	28,232
Grupo Aeroportuario del Sureste SAB de CV ADR (1)	141	19,834
Grupo Bimbo SAB de CV, Series A (1)†	21,400	57,056
Grupo Financiero Banorte SAB de CV, Class O (1)	4,500	24,802
Grupo Lala SAB de CV (1)	7,700	17,902
Kimberly-Clark de Mexico SAB de CV, Class A (1)	12,400	29,046
Promotora y Operadora de Infraestructura SAB de CV (1)†	600	7,058
Wal-Mart de Mexico SAB de CV (1)	27,700	69,899

		344,010

Netherlands - 0.7%
Steinhoff International Holdings NV	10,643	54,375

Peru - 0.1%
Cia de Minas Buenaventura SAA ADR (1)†	611	2,615
Southern Copper Corp. (1)(a)	300	7,836

		10,451

Poland - 1.3%
Alior Bank SA †	174	2,943
CCC SA	424	14,926
Enea SA	1,321	3,791
Energa SA	1,469	4,729
Eurocash SA	958	11,806
Grupa Azoty SA †	261	6,608
PGE Polska Grupa Energetyczna SA	1,478	4,792
Polski Koncern Naftowy Orlen SA	1,978	34,050
Polskie Gornictwo Naftowe i Gazownictwo SA	6,495	8,477
Powszechny Zaklad Ubezpieczen SA	1,420	12,250

		104,372

Romania - 0.1%
New Europe Property Investments PLC	712	8,173

Russia - 1.2%
MMC Norilsk Nickel PJSC ADR (1)	4,198	53,201
Severstal PAO GDR	1,753	14,646
Sistema JSFC GDR	487	2,867
Tatneft PAO ADR	56	1,481
Tatneft PAO ADR (LSE)	488	12,906
Tatneft PAO ADR (1)	332	8,778

		93,879

South Africa - 9.3%
Aspen Pharmacare Holdings Ltd. †	494	9,862
Bidvest Group Ltd./The	336	7,132
Capitec Bank Holdings Ltd.	423	14,710
Coronation Fund Managers Ltd.	1,094	3,747
Discovery Ltd.	1,856	15,918
FirstRand Ltd.	11,764	32,150

	SHARES	VALUE (Note 4)
South Africa - 9.3% (continued)
Fortress Income Fund Ltd.	1,020	$2,289
Foschini Group Ltd./The	1,433	11,260
Gold Fields Ltd. ADR (1)	1,121	3,105
Hyprop Investments Ltd. REIT	1,764	11,806
Investec Ltd.	3,387	23,927
Life Healthcare Group Holdings Ltd.	2,629	5,968
Mediclinic International Ltd.	1,448	11,138
Mondi Ltd.	1,156	22,876
Mr Price Group Ltd.	732	9,466
MTN Group Ltd.	279	2,403
Naspers Ltd., N Shares	1,768	241,658
Netcare Ltd.	12,498	27,373
Pick n Pay Stores Ltd.	6,663	27,988
Pioneer Foods Group Ltd.	728	7,468
PSG Group Ltd.	2,544	36,779
Redefine Properties Ltd. REIT	15,073	9,462
Remgro Ltd.	2,505	39,653
Resilient REIT Ltd.	1,740	12,946
RMB Holdings Ltd.	6,249	22,405
Sanlam Ltd.	2,861	11,191
Shoprite Holdings Ltd.	1,335	12,371
SPAR Group Ltd./The	1,247	14,837
Standard Bank Group Ltd.	2,803	20,547
Telkom SA SOC Ltd.	3,391	14,089
Tiger Brands Ltd.	113	2,315
Truworths International Ltd.	2,329	13,729
Woolworths Holdings Ltd.	3,986	25,786

		728,354

Taiwan - 12.6%
Advantech Co., Ltd.	1,198	7,672
Asia Cement Corp.	7,160	5,958
Asustek Computer, Inc.	1,000	8,257
AU Optronics Corp.	10,000	2,948
Casetek Holdings Ltd.	1,000	4,061
Catcher Technology Co., Ltd.	5,000	41,682
Cathay Financial Holding Co., Ltd.	17,600	24,657
Chailease Holding Co., Ltd. †	4,960	8,536
Chang Hwa Commercial Bank Ltd.	29,467	14,033
China Airlines Ltd. †	15,000	5,467
China Development Financial Holding Corp.	57,000	14,217
China Life Insurance Co., Ltd./Taiwan	47,300	36,120
Chunghwa Telecom Co., Ltd.	9,000	27,112
Compal Electronics, Inc.	7,000	3,917
CTBC Financial Holding Co., Ltd.	24,660	12,626
Delta Electronics, Inc.	1,000	4,704
E.Sun Financial Holding Co., Ltd.	14,044	8,154
Eclat Textile Co., Ltd.	2,040	28,032
Eva Airways Corp. †	20,000	11,295
Far EasTone Telecommunications Co., Ltd. †	5,000	10,276
Feng TAY Enterprise Co., Ltd.	4,120	20,952
First Financial Holding Co., Ltd.	25,070	11,644
Formosa Petrochemical Corp.	1,000	2,392
Formosa Plastics Corp.	7,000	16,341
Foxconn Technology Co., Ltd.	8,080	17,021
Fubon Financial Holding Co., Ltd.	24,000	32,646
Highwealth Construction Corp.	18,800	21,594
Hiwin Technologies Corp.	1,060	4,150
Hon Hai Precision Industry Co., Ltd.	10,038	24,566
Innolux Corp.	13,000	3,907
Pegatron Corp.	16,000	34,799
Pou Chen Corp.	10,000	13,049

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Taiwan - 12.6% (continued)
Powertech Technology, Inc.	2,000	$3,944
President Chain Store Corp.	1,000	6,241
Standard Foods Corp.	1,000	2,489
Taishin Financial Holding Co., Ltd.	27,880	9,633
Taiwan Cement Corp.	11,000	9,106
Taiwan Mobile Co., Ltd.	3,000	9,111
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	18,322	416,826
Teco Electric and Machinery Co., Ltd.	10,000	7,968
Uni-President Enterprises Corp.	16,000	26,671
WPG Holdings Ltd.	6,000	5,696
Zhen Ding Technology Holding Ltd.	3,000	6,840

		987,310

Thailand - 2.8%
Airports of Thailand PCL NVDR	4,100	39,199
Bangkok Dusit Medical Services PCL NVDR	64,100	39,603
BTS Group Holdings PCL NVDR	49,100	12,394
Bumrungrad Hospital PCL NVDR	5,900	34,451
Delta Electronics Thailand PCL NVDR	8,900	18,806
Energy Absolute PCL NVDR	7,000	4,355
IRPC PCL NVDR	177,800	21,085
Minor International PCL NVDR	9,660	9,675
PTT PCL NVDR	500	3,368
Siam Cement PCL/The NVDR	1,850	23,541
Thai Union Group PCL NVDR	22,700	10,783
True Corp. PCL NVDR †	18,800	3,480

		220,740

Turkey - 0.9%
BIM Birlesik Magazalar AS	303	5,334
Eregli Demir ve Celik Fabrikalari TAS	9,337	9,716
TAV Havalimanlari Holding AS	424	2,643
Tofas Turk Otomobil Fabrikasi AS	1,578	10,244
Tupras Turkiye Petrol Rafinerileri AS †	968	23,087
Turk Hava Yollari AO †	8,307	21,012

		72,036

TOTAL COMMON STOCKS (cost $8,058,223)		7,628,548

PREFERRED STOCKS - 0.5%

Brazil - 0.5%
Braskem SA, Class A (1)	500	3,490
Lojas Americanas SA (1)	1,600	7,846
Suzano Papel e Celulose SA, Series A (1)	5,200	24,566

		35,902

Chile - 0.0% (d)
Embotelladora Andina SA, Series B (1)	1,400	4,165

TOTAL PREFERRED STOCKS (cost $39,323)		40,067

EXCHANGE-TRADED FUNDS (ETF) - 1.9%

United States - 1.9%
iShares MSCI Emerging Markets ETF (1)(a)
(cost $149,648)	4,562	146,850

	SHARES	VALUE (Note 4)
MONEY MARKET FUNDS - 0.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (e)
(cost $71,723)	71,723	$71,723

SECURITIES LENDING COLLATERAL - 4.8%

Money Market Funds - 4.8%
Investments in a Pooled Accountthrough Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.090% (e)(f)
(cost $377,233)	377,233	377,233

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 105.3% (cost $8,696,150)		8,264,421

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3%)		(413,625)

NET ASSETS - 100.0%		$7,850,796

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $359,973; cash collateral of $377,233 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of December 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $117,976 or 1.5% of total net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents less than 0.05% of net assets.
(e)	Represents annualized seven-day yield as of the close of the reporting period.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$751,172	9.6%
Consumer Staples	843,043	10.7
Energy	242,555	3.1
Exchange-Traded Funds	146,850	1.9
Financials	2,219,976	28.3
Health Care	392,513	5.0
Industrials	952,572	12.1
Information Technology	1,374,922	17.5
Materials	468,604	6.0
Telecommunication Services	158,915	2.0
Utilities	264,343	3.4
Money Market Funds	71,723	0.9
Securities Lending Collateral	377,233	4.8

Total Investments In Securities, At Value	8,264,421	105.3
Liabilities in Excess of Other Assets	(413,625)	(5.3)

Net Assets	$7,850,796	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

COMMON STOCKS - 96.9%	SHARES	VALUE (Note 4)
Consumer Discretionary - 21.3%
Advance Auto Parts, Inc.	600	$90,306
Amazon.com, Inc. †	6,464	4,368,953
AutoZone, Inc. †	579	429,566
Best Buy Co., Inc.	4,648	141,532
BorgWarner, Inc.	4,288	185,370
Brunswick Corp.	1,969	99,454
CarMax, Inc. †	1,571	84,787
Carnival Corp.	5,761	313,859
CBS Corp., Class B	4,744	223,585
Charter Communications, Inc., Class A †	1,741	318,777
Chipotle Mexican Grill, Inc. †	642	308,064
Comcast Corp., Class A	9,676	546,017
Delphi Automotive PLC (United Kingdom)	1,508	129,281
DISH Network Corp., Class A †	6,730	384,821
Dollar General Corp.	5,643	405,562
Dollar Tree, Inc. †	6,199	478,687
Expedia, Inc.	2,588	321,688
General Motors Co.	1,168	39,724
GNC Holdings, Inc., Class A	2,197	68,151
Goodyear Tire & Rubber Co./The	3,168	103,499
Hanesbrands, Inc.	5,676	167,045
Harman International Industries, Inc.	1,600	150,736
Hilton Worldwide Holdings, Inc.	6,432	137,645
Home Depot, Inc./The	21,375	2,826,844
Johnson Controls, Inc.	4,435	175,138
L Brands, Inc.	6,312	604,816
LKQ Corp. †	2,515	74,519
Lowe’s Cos., Inc.	18,662	1,419,058
Macy’s, Inc.	1,624	56,807
Madison Square Garden Co./The, Class A †	316	51,129
Marriott International, Inc., Class A	2,528	169,477
McDonald’s Corp.	4,204	496,661
Mohawk Industries, Inc. †	1,586	300,372
Netflix, Inc. †	8,302	949,583
NIKE, Inc., Class B	27,890	1,743,125
Nordstrom, Inc.	1,100	54,791
Norwegian Cruise Line Holdings Ltd. †	4,991	292,473
O’Reilly Automotive, Inc. †	3,103	786,362
Polaris Industries, Inc.	1,008	86,638
Priceline Group, Inc./The †	449	572,453
Ross Stores, Inc.	11,170	601,058
Royal Caribbean Cruises Ltd.	796	80,563
ServiceMaster Global Holdings, Inc. †	2,514	98,649
Signet Jewelers Ltd.	800	98,952
Skechers U.S.A., Inc., Class A †	5,580	168,572
Starbucks Corp.	29,100	1,746,873
Target Corp.	10,808	784,769
TEGNA, Inc.	2,894	73,855
Tesla Motors, Inc. †	906	217,449
Time Warner, Inc.	5,051	326,648
TJX Cos., Inc./The	9,649	684,211
Tractor Supply Co.	663	56,686
TripAdvisor, Inc. †	1,729	147,397
Twenty-First Century Fox, Inc., Class A	6,684	181,537
Ulta Salon Cosmetics & Fragrance, Inc. †	1,847	341,695
Under Armour, Inc., Class A †	6,273	505,666

	SHARES	VALUE (Note 4)
Consumer Discretionary - 21.3% (continued)
VF Corp.	5,956	$370,761
Walt Disney Co./The	23,171	2,434,809
Whirlpool Corp.	1,142	167,725
Yum! Brands, Inc.	1,045	76,337

		29,321,567

Consumer Staples - 9.7%
Altria Group, Inc.	36,875	2,146,494
Archer-Daniels-Midland Co.	2,109	77,358
Constellation Brands, Inc., Class A	4,163	592,978
Costco Wholesale Corp.	8,982	1,450,593
Coty, Inc., Class A	4,893	125,407
CVS Health Corp.	16,452	1,608,512
Dr Pepper Snapple Group, Inc.	5,100	475,320
General Mills, Inc.	3,503	201,983
Hormel Foods Corp.	1,175	92,919
Kroger Co./The	25,084	1,049,264
Mondelez International, Inc., Class A	23,644	1,060,197
Monster Beverage Corp. †	3,934	586,009
PepsiCo, Inc.	5,384	537,969
Philip Morris International, Inc.	1,165	102,415
Pilgrim’s Pride Corp.	3,191	70,489
Reynolds American, Inc.	28,659	1,322,613
Tyson Foods, Inc., Class A	5,589	298,061
Walgreens Boots Alliance, Inc.	16,801	1,430,689
WhiteWave Foods Co./The †	2,600	101,166

		13,330,436

Energy - 1.3%
Cheniere Energy, Inc. †	5,410	201,523
Cimarex Energy Co.	1,073	95,905
Diamondback Energy, Inc. †	2,819	188,591
Energen Corp.	1,000	40,990
EQT Corp.	1,200	62,556
Marathon Petroleum Corp.	5,209	270,035
Phillips 66	3,320	271,576
Tesoro Corp.	1,744	183,765
Valero Energy Corp.	7,002	495,111

		1,810,052

Financials - 10.5%
American Express Co.	902	62,734
American Financial Group, Inc.	1,065	76,765
American International Group, Inc.	10,128	627,632
American Tower Corp. REIT	4,634	449,266
Ameriprise Financial, Inc.	1,200	127,704
AvalonBay Communities, Inc. REIT	4,737	872,224
Bank of New York Mellon Corp./The	3,577	147,444
Berkshire Hathaway, Inc., Class B †	3,544	467,950
BlackRock, Inc.	1,012	344,606
Boston Properties, Inc. REIT	5,439	693,690
Capital One Financial Corp.	2,317	167,241
Care Capital Properties, Inc. REIT	1,405	42,951
CBOE Holdings, Inc.	1,623	105,333
Charles Schwab Corp./The	4,132	136,067
CME Group, Inc.	4,272	387,043
Comerica, Inc.	1,500	62,745
Digital Realty Trust, Inc. REIT	3,200	241,984
Discover Financial Services	3,539	189,761

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 10.5% (continued)
E*TRADE Financial Corp. †	5,200	$154,128
Equity Residential REIT	11,412	931,105
Essex Property Trust, Inc. REIT	2,600	622,466
Extra Space Storage, Inc. REIT	1,500	132,315
Federal Realty Investment Trust REIT	700	102,270
Fifth Third Bancorp	6,600	132,660
First Republic Bank/CA	1,824	120,494
General Growth Properties, Inc. REIT	11,239	305,813
Goldman Sachs Group, Inc./The	1,478	266,380
Hartford Financial Services Group, Inc./The	3,282	142,636
HCP, Inc. REIT	5,000	191,200
Huntington Bancshares, Inc./OH	10,400	115,024
Interactive Brokers Group, Inc., Class A	2,788	121,557
Intercontinental Exchange, Inc.	867	222,177
JPMorgan Chase & Co.	16,161	1,067,111
KeyCorp	8,100	106,839
Lincoln National Corp.	2,367	118,965
LPL Financial Holdings, Inc.	1,500	63,975
McGraw Hill Financial, Inc.	2,820	277,996
Moody’s Corp.	2,313	232,086
OneMain Holdings, Inc. †	2,508	104,182
Principal Financial Group, Inc.	1,500	67,470
Public Storage REIT	3,552	879,830
Realty Income Corp. REIT	1,500	77,445
Retail Properties of America, Inc., Class A REIT	5,600	82,712
Signature Bank †	600	92,022
Simon Property Group, Inc. REIT	1,725	335,409
State Street Corp.	2,150	142,674
SunTrust Banks, Inc.	3,600	154,224
SVB Financial Group †	700	83,230
Synchrony Financial †	10,300	313,223
Travelers Cos., Inc./The	1,874	211,500
UDR, Inc. REIT	2,100	78,897
Ventas, Inc. REIT	5,620	317,137
Vornado Realty Trust REIT	4,200	419,832
Welltower, Inc. REIT	7,492	509,681

		14,499,805

Health Care - 14.7%
Abbott Laboratories	11,367	510,492
AbbVie, Inc.	3,927	232,635
Acadia Healthcare Co., Inc. †	889	55,527
Aetna, Inc.	7,757	838,687
Agios Pharmaceuticals, Inc. †	1,966	127,633
Akorn, Inc. †	1,738	64,845
Alexion Pharmaceuticals, Inc. †	1,385	264,189
Align Technology, Inc. †	1,400	92,190
Alnylam Pharmaceuticals, Inc. †	2,261	212,851
AmerisourceBergen Corp.	4,065	421,581
Anthem, Inc.	5,781	806,103
athenahealth, Inc. †	1,017	163,707
Becton Dickinson and Co.	509	78,432
Biogen, Inc. †	402	123,153
BioMarin Pharmaceutical, Inc. †	3,879	406,364
Bluebird Bio, Inc. †	1,618	103,908
Boston Scientific Corp. †	15,571	287,129

	SHARES	VALUE (Note 4)
Health Care - 14.7% (continued)
Bristol-Myers Squibb Co.	20,297	$1,396,231
Cardinal Health, Inc.	3,661	326,817
Celgene Corp. †	4,379	524,429
Centene Corp. †	3,293	216,712
Cerner Corp. †	2,661	160,112
DexCom, Inc. †	2,200	180,180
Edwards Lifesciences Corp. †	3,270	258,265
Eli Lilly & Co.	19,000	1,600,940
Endo International PLC (Ireland) †	1,372	83,994
Express Scripts Holding Co. †	6,140	536,697
Gilead Sciences, Inc.	1,336	135,190
HCA Holdings, Inc. †	7,615	515,002
Hologic, Inc. †	1,160	44,880
Illumina, Inc. †	2,251	432,068
Incyte Corp. †	4,491	487,049
Intercept Pharmaceuticals, Inc. †	400	59,740
Intrexon Corp. †	3,842	115,836
Ionis Pharmaceuticals, Inc. †	4,236	262,335
McKesson Corp.	2,837	559,542
Medivation, Inc. †	4,314	208,539
Medtronic PLC (Ireland)	4,603	354,063
OPKO Health, Inc. †	4,868	48,923
Pfizer, Inc.	57,586	1,858,876
Puma Biotechnology, Inc. †	1,349	105,762
Quintiles Transnational Holdings, Inc. †	1,288	88,434
Regeneron Pharmaceuticals, Inc. †	1,988	1,079,226
St. Jude Medical, Inc.	2,465	152,263
Tenet Healthcare Corp. †	1,805	54,692
Thermo Fisher Scientific, Inc.	5,346	758,330
United Therapeutics Corp. †	512	80,184
UnitedHealth Group, Inc.	17,496	2,058,229
Vertex Pharmaceuticals, Inc. †	2,876	361,887
Zoetis, Inc.	6,810	326,335

		20,221,188

Industrials - 10.7%
3M Co.	5,664	853,225
A. O. Smith Corp.	2,198	168,389
Acuity Brands, Inc.	821	191,950
Alaska Air Group, Inc.	2,312	186,139
American Airlines Group, Inc.	2,756	116,716
Avis Budget Group, Inc. †	4,091	148,462
B/E Aerospace, Inc.	2,772	117,450
Boeing Co./The	4,123	596,144
Cummins, Inc.	2,472	217,561
Danaher Corp.	4,977	462,264
Delta Air Lines, Inc.	14,818	751,124
Dover Corp.	2,493	152,846
FedEx Corp.	6,286	936,551
Fortune Brands Home & Security, Inc.	3,256	180,708
General Dynamics Corp.	5,500	755,480
General Electric Co.	55,025	1,714,029
HD Supply Holdings, Inc. †	2,092	62,823
Honeywell International, Inc.	5,345	553,582
Huntington Ingalls Industries, Inc.	1,500	190,275
Illinois Tool Works, Inc.	871	80,724
JetBlue Airways Corp. †	8,441	191,189
Lockheed Martin Corp.	6,291	1,366,091

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 10.7% (continued)
Macquarie Infrastructure Corp.	800	$58,080
Masco Corp.	2,809	79,495
Middleby Corp./The †	1,800	194,166
Northrop Grumman Corp.	5,646	1,066,021
Old Dominion Freight Line, Inc. †	1,956	115,541
Parker-Hannifin Corp.	1,500	145,470
Raytheon Co.	6,276	781,550
Rockwell Automation, Inc.	2,600	266,786
SolarCity Corp. †	2,391	121,989
Southwest Airlines Co.	16,235	699,079
Spirit Airlines, Inc. †	2,989	119,112
Textron, Inc.	2,100	88,221
Trinity Industries, Inc.	3,400	81,668
United Continental Holdings, Inc. †	6,818	390,671
United Rentals, Inc. †	2,943	213,485
Verisk Analytics, Inc. †	906	69,653
WABCO Holdings, Inc. †	800	81,808
Wabtec Corp.	785	55,829
Xylem, Inc.	2,200	80,300

		14,702,646

Information Technology - 25.5%
Accenture PLC, Class A (Ireland)	7,302	763,059
Activision Blizzard, Inc.	14,761	571,398
Adobe Systems, Inc. †	8,721	819,251
Akamai Technologies, Inc. †	1,700	89,471
Alliance Data Systems Corp. †	903	249,743
Alphabet, Inc., Class A †	8,235	6,406,912
Apple, Inc.	28,008	2,948,122
Applied Materials, Inc.	17,921	334,585
ARRIS Group, Inc. †	2,800	85,596
Autodesk, Inc. †	1,500	91,395
Automatic Data Processing, Inc.	3,680	311,770
Avago Technologies Ltd. (Singapore)	3,108	451,126
Brocade Communications Systems, Inc.	7,800	71,604
CA, Inc.	2,700	77,112
Cisco Systems, Inc.	33,726	915,830
Cognizant Technology Solutions Corp., Class A †	7,683	461,134
Corning, Inc.	17,100	312,588
CoStar Group, Inc. †	500	103,345
eBay, Inc. †	13,570	372,904
Electronic Arts, Inc. †	8,389	576,492
F5 Networks, Inc. †	1,500	145,440
Facebook, Inc., Class A †	34,490	3,609,723
FireEye, Inc. †	2,668	55,334
Fiserv, Inc. †	2,409	220,327
FleetCor Technologies, Inc. †	1,727	246,840
Fortinet, Inc. †	1,807	56,324
Hewlett Packard Enterprise Co.	9,976	151,635
HP, Inc.	9,976	118,116
Intuit, Inc.	2,897	279,561
Jack Henry & Associates, Inc.	1,350	105,381
Juniper Networks, Inc.	7,300	201,480
LinkedIn Corp., Class A †	1,382	311,061
Marvell Technology Group Ltd.	6,200	54,684
MasterCard, Inc., Class A	18,790	1,829,394
Micron Technology, Inc. †	6,574	93,088

	SHARES	VALUE (Note 4)
Information Technology - 25.5% (continued)
Microsoft Corp.	54,558	$3,026,878
NVIDIA Corp.	8,300	273,568
Palo Alto Networks, Inc. †	3,029	533,528
PayPal Holdings, Inc. †	4,017	145,415
Qorvo, Inc. †	2,781	141,553
Red Hat, Inc. †	1,240	102,684
Sabre Corp.	4,115	115,097
salesforce.com, inc. †	8,181	641,390
ServiceNow, Inc. †	5,378	465,520
Skyworks Solutions, Inc.	8,005	615,024
Splunk, Inc. †	1,904	111,974
SS&C Technologies Holdings, Inc.	1,261	86,088
SunPower Corp. †	3,373	101,224
Tableau Software, Inc., Class A †	2,053	193,434
Texas Instruments, Inc.	11,714	642,044
Total System Services, Inc.	2,043	101,741
Vantiv, Inc., Class A †	2,419	114,709
Visa, Inc., Class A	37,976	2,945,039
VMware, Inc., Class A †	2,940	166,316
Western Digital Corp.	4,905	294,545
Workday, Inc., Class A †	2,678	213,383
Xerox Corp.	11,832	125,774
Xilinx, Inc.	2,840	133,395
Yahoo!, Inc. †	5,423	180,369
Zillow Group, Inc., Class C †	2,870	67,388

		35,029,905

Materials - 1.4%
Air Products & Chemicals, Inc.	1,700	221,187
Alcoa, Inc.	18,300	180,621
Ball Corp.	1,400	101,822
Dow Chemical Co./The	2,240	115,315
Ecolab, Inc.	2,147	245,574
LyondellBasell Industries NV, Class A	1,434	124,614
PPG Industries, Inc.	3,826	378,085
Royal Gold, Inc.	2,500	91,175
Sherwin-Williams Co./The	961	249,476
Vulcan Materials Co.	1,445	137,232
Westlake Chemical Corp.	1,100	59,752

		1,904,853

Telecommunication Services - 0.4%
Level 3 Communications, Inc. †	3,900	212,004
T-Mobile US, Inc. †	8,671	339,210

		551,214

Utilities - 1.4%
American Electric Power Co., Inc.	3,727	217,172
CMS Energy Corp.	2,100	75,768
Consolidated Edison, Inc.	2,370	152,320
DTE Energy Co.	3,287	263,585
Edison International	5,703	337,675
Entergy Corp.	1,400	95,704
PG&E Corp.	4,123	219,302
Public Service Enterprise Group, Inc.	1,552	60,047

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Utilities - 1.4% (continued)
Sempra Energy	3,095	$290,961
Xcel Energy, Inc.	5,700	204,687

		1,917,221

TOTAL COMMON STOCKS (cost $117,389,275)		133,288,887

MONEY MARKET FUNDS - 2.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (2)(a)
(cost $4,034,069)	4,034,069	4,034,069

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 99.8% (cost $121,423,344)		137,322,956

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (b)		340,679

NET ASSETS - 100.0%		$137,663,635

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at December 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
28	Goldman Sachs	S&P 500 E-Mini Futures	03/2016	$2,859,049	$2,849,560	$(9,489)

Collateral pledged to, or (received from), each counterparty at December 31, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$82,952	$82,952

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

COMMON STOCKS - 96.5%	SHARES	VALUE (Note 4)
Consumer Discretionary - 13.7%
1-800-Flowers.com, Inc., Class A †	3,613	$26,303
2U, Inc. †(a)	2,833	79,267
AMC Entertainment Holdings, Inc., Class A	2,078	49,872
American Axle & Manufacturing Holdings, Inc. †	1,298	24,584
American Eagle Outfitters, Inc. (a)	3,224	49,972
America’s Car-Mart, Inc. †	284	7,580
Asbury Automotive Group, Inc. †	660	44,510
Barnes & Noble, Inc.	1,300	11,323
Bassett Furniture Industries, Inc.	576	14,446
Big Lots, Inc.	872	33,607
BJ’s Restaurants, Inc. †	600	26,082
Bloomin’ Brands, Inc.	566	9,560
Boyd Gaming Corp. †	617	12,260
Bright Horizons Family Solutions, Inc. †	2,020	134,936
Buckle, Inc./The (a)	400	12,312
Buffalo Wild Wings, Inc. †	355	56,676
Build-A-Bear Workshop, Inc. †	1,000	12,240
Burlington Stores, Inc. †	1,855	79,579
Caleres, Inc.	931	24,969
Capella Education Co.	200	9,244
Carriage Services, Inc.	552	13,303
Carrols Restaurant Group, Inc. †	742	8,711
Cato Corp./The, Class A	400	14,728
Chegg, Inc. †(a)	2,968	19,975
Churchill Downs, Inc.	105	14,856
Citi Trends, Inc.	600	12,750
ClubCorp Holdings, Inc.	2,056	37,563
Columbia Sportswear Co.	800	39,008
Cooper Tire & Rubber Co.	576	21,802
Cooper-Standard Holding, Inc. †	400	31,036
Core-Mark Holding Co., Inc.	1,000	81,940
Cracker Barrel Old Country Store, Inc. (a)	1,075	136,342
Culp, Inc.	327	8,329
Dave & Buster’s Entertainment, Inc. †	1,182	49,337
Denny’s Corp. †	2,000	19,660
Diamond Resorts International, Inc. †(a)	2,002	51,071
DineEquity, Inc.	299	25,316
Drew Industries, Inc.	234	14,248
Eldorado Resorts, Inc. †	709	7,799
Entravision Communications Corp., Class A	2,467	19,021
EW Scripps Co./The, Class A	1,235	23,465
Express, Inc. †	1,640	28,339
Fiesta Restaurant Group, Inc. †	553	18,581
Finish Line, Inc./The, Class A	396	7,160
FTD Cos., Inc. †	500	13,085
Gentherm, Inc. †	1,057	50,102
G-III Apparel Group Ltd. †	1,123	49,704
Global Eagle Entertainment, Inc. †	1,196	11,805
Grand Canyon Education, Inc. †	538	21,585
Gray Television, Inc. †	2,135	34,800
Group 1 Automotive, Inc.	200	15,140
Helen of Troy Ltd. †	942	88,783
Hooker Furniture Corp.	465	11,737
Houghton Mifflin Harcourt Co. †	1,697	36,961
IMAX Corp. (Canada) †	658	23,385
Installed Building Products, Inc. †	1,315	32,651
Isle of Capri Casinos, Inc. †	660	9,194

	SHARES	VALUE (Note 4)
Consumer Discretionary - 13.7% (continued)
Jack in the Box, Inc.	1,435	$110,079
Kirkland’s, Inc.	900	13,050
Kona Grill, Inc. †(a)	1,191	18,889
Krispy Kreme Doughnuts, Inc. †	925	13,940
Lands’ End, Inc. †(a)	436	10,220
La-Z-Boy, Inc.	430	10,501
LGI Homes, Inc. †(a)	703	17,104
Libbey, Inc.	400	8,528
Lithia Motors, Inc., Class A	602	64,215
MarineMax, Inc. †	669	12,323
Marriott Vacations Worldwide Corp.	1,158	65,948
Mattress Firm Holding Corp. †(a)	554	24,725
MDC Partners, Inc., Class A	944	20,504
Monro Muffler Brake, Inc.	414	27,415
Motorcar Parts of America, Inc. †	1,306	44,156
NACCO Industries, Inc., Class A	210	8,862
Nautilus, Inc. †	1,157	19,345
New Media Investment Group, Inc.	1,547	30,105
Nexstar Broadcasting Group, Inc., Class A	356	20,897
Nutrisystem, Inc.	1,800	38,952
Overstock.com, Inc. †	822	10,094
Oxford Industries, Inc.	148	9,445
Papa John’s International, Inc.	1,661	92,800
Papa Murphy’s Holdings, Inc. †(a)	974	10,967
Penn National Gaming, Inc. †	999	16,004
Performance Sports Group Ltd. †	1,435	13,819
Pool Corp.	1,155	93,301
Popeyes Louisiana Kitchen, Inc. †	873	51,071
Red Robin Gourmet Burgers, Inc. †	219	13,521
Restoration Hardware Holdings, Inc. †(a)	908	72,141
Ruth’s Hospitality Group, Inc.	972	15,474
Select Comfort Corp. †	1,997	42,756
Sequential Brands Group, Inc. †	1,246	9,856
Skullcandy, Inc. †	1,954	9,242
Smith & Wesson Holding Corp. †	1,404	30,860
Sonic Corp.	1,127	36,413
Sportsman’s Warehouse Holdings, Inc. †	1,609	20,756
Standard Motor Products, Inc.	641	24,390
Stein Mart, Inc.	1,340	9,018
Steven Madden Ltd. †	651	19,673
Strattec Security Corp.	300	16,947
Texas Roadhouse, Inc.	2,000	71,540
Tile Shop Holdings, Inc. †	792	12,989
Tilly’s, Inc., A Shares †	1,588	10,528
Tower International, Inc.	753	21,513
Universal Electronics, Inc. †	400	20,540
Vail Resorts, Inc.	628	80,378
Wayfair, Inc., Class A †(a)	2,011	95,764
World Wrestling Entertainment, Inc., Class A (a)	1,183	21,105
ZAGG, Inc. †	1,866	20,414
Zoe’s Kitchen, Inc. †(a)	509	14,242

		3,389,913

Consumer Staples - 4.0%
B&G Foods, Inc.	516	18,070
Boston Beer Co., Inc./The, Class A †	72	14,538
Calavo Growers, Inc.	300	14,700
Cal-Maine Foods, Inc. (a)	1,202	55,701
Casey’s General Stores, Inc.	1,190	143,336
Coca-Cola Bottling Co. Consolidated	400	73,004

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 4.0% (continued)
Fresh Del Monte Produce, Inc.	1,300	$50,544
Ingles Markets, Inc., Class A	500	22,040
J&J Snack Foods Corp.	384	44,801
John B. Sanfilippo & Son, Inc.	300	16,209
Lancaster Colony Corp.	503	58,076
National Beverage Corp. †	376	17,086
Natural Health Trends Corp. (a)	1,142	38,291
Post Holdings, Inc. †	2,003	123,585
Revlon, Inc., Class A †	830	23,107
Sanderson Farms, Inc. (a)	700	54,264
Snyder’s-Lance, Inc.	872	29,910
SpartanNash Co.	755	16,338
SUPERVALU, Inc. †	3,000	20,340
USANA Health Sciences, Inc. †	300	38,325
Vector Group Ltd.	4,541	107,122
WD-40 Co.	200	19,730

		999,117

Energy - 1.3%
Alon USA Energy, Inc.	841	12,480
Delek US Holdings, Inc.	600	14,760
Green Plains, Inc.	616	14,106
Matador Resources Co. †(a)	1,379	27,263
Matrix Service Co. †	700	14,378
Newpark Resources, Inc. †	1,331	7,028
Nordic American Tankers Ltd. (Norway) (a)	1,290	20,047
Pacific Ethanol, Inc. †	900	4,302
Par Pacific Holdings, Inc. †	497	11,699
Parsley Energy, Inc., Class A †	2,737	50,498
PDC Energy, Inc. †	1,005	53,647
REX American Resources Corp. †(a)	300	16,221
RigNet, Inc. †(a)	451	9,331
Ship Finance International Ltd. (Norway) (a)	1,000	16,570
Synergy Resources Corp. †	1,416	12,064
Teekay Tankers Ltd., Class A	2,395	16,478
Western Refining, Inc.	951	33,875

		334,747

Financials - 21.9%
Acadia Realty Trust REIT	1,244	41,239
Actua Corp. †	900	10,305
American Assets Trust, Inc. REIT	1,466	56,221
American Equity Investment Life Holding Co.	641	15,403
Ameris Bancorp	1,531	52,039
AMERISAFE, Inc.	315	16,033
Anchor BanCorp Wisconsin, Inc. †	435	18,931
Argo Group International Holdings Ltd.	600	35,904
Ashford Hospitality Trust, Inc. REIT	1,500	9,465
Banc of California, Inc.	1,402	20,497
Bank of the Ozarks, Inc.	4,728	233,847
Banner Corp.	455	20,866
BGC Partners, Inc., Class A	6,967	68,346
BNC Bancorp	1,569	39,821
BofI Holding, Inc. †(a)	4,680	98,514
Boston Private Financial Holdings, Inc.	1,225	13,892
Capital Bank Financial Corp., Class A	3,488	111,546
Cash America International, Inc.	692	20,725
Cathay General Bancorp	2,112	66,169
Cedar Realty Trust, Inc. REIT	1,989	14,082

	SHARES	VALUE (Note 4)
Financials - 21.9% (continued)
Central Pacific Financial Corp.	835	$18,387
Chatham Lodging Trust REIT	1,226	25,108
Chesapeake Lodging Trust REIT	297	7,473
CNO Financial Group, Inc.	725	13,840
ConnectOne Bancorp, Inc.	900	16,821
CoreSite Realty Corp. REIT	1,554	88,143
Cowen Group, Inc., Class A †	3,463	13,263
CubeSmart REIT	5,564	170,370
Customers Bancorp, Inc. †	2,098	57,108
CVB Financial Corp.	1,182	19,999
CyrusOne, Inc. REIT	3,538	132,498
DCT Industrial Trust, Inc. REIT	572	21,376
DuPont Fabros Technology, Inc. REIT	1,100	34,969
Eagle Bancorp, Inc. †	2,084	105,179
EastGroup Properties, Inc. REIT	329	18,296
Education Realty Trust, Inc. REIT	1,567	59,358
Enstar Group Ltd. †	155	23,256
Essent Group Ltd. †	2,389	52,295
FBL Financial Group, Inc., Class A	241	15,337
FCB Financial Holdings, Inc., Class A †	2,492	89,189
Federated National Holding Co.	2,074	61,307
Fidelity Southern Corp.	1,125	25,099
First American Financial Corp.	3,688	132,399
First Defiance Financial Corp.	453	17,114
First Interstate BancSystem, Inc., Class A	2,290	66,570
First NBC Bank Holding Co. †	191	7,141
GAIN Capital Holdings, Inc.	1,922	15,587
GAMCO Investors, Inc., Class A	344	10,678
GEO Group, Inc./The REIT	1,257	36,340
Gladstone Commercial Corp. REIT	800	11,672
Great Western Bancorp, Inc.	2,435	70,664
Greenlight Capital Re Ltd., Class A †	400	7,484
Hanmi Financial Corp.	1,300	30,836
HCI Group, Inc.	313	10,908
Healthcare Realty Trust, Inc. REIT	560	15,859
Heritage Insurance Holdings, Inc.	770	16,801
Hersha Hospitality Trust REIT	1,090	23,718
HFF, Inc., Class A	1,079	33,525
Hilltop Holdings, Inc. †	800	15,376
Home BancShares, Inc./AR	2,842	115,158
HomeStreet, Inc. †	693	15,045
HomeTrust Bancshares, Inc. †	894	18,104
Hudson Pacific Properties, Inc. REIT	2,666	75,021
Impac Mortgage Holdings, Inc. †(a)	1,013	18,234
Independent Bank Corp./MI	1,043	15,885
Independent Bank Group, Inc.	300	9,600
Investment Technology Group, Inc.	682	11,608
Investors Bancorp, Inc.	15,828	196,900
Janus Capital Group, Inc.	800	11,272
KCG Holdings, Inc., Class A †	843	10,377
Kennedy-Wilson Holdings, Inc.	1,600	38,528
Lakeland Financial Corp.	500	23,310
LegacyTexas Financial Group, Inc.	492	12,310
LendingTree, Inc. †	622	55,532
Maiden Holdings Ltd.	1,054	15,715
Marcus & Millichap, Inc. †	1,406	40,971
MarketAxess Holdings, Inc.	1,570	175,196
MB Financial, Inc.	627	20,296
Meta Financial Group, Inc.	726	33,345
National Bank Holdings Corp., Class A	339	7,244
Navigators Group, Inc./The †	200	17,158
Nelnet, Inc., Class A	400	13,428

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 21.9% (continued)
Opus Bank	1,335	$49,355
PennyMac Financial Services, Inc., Class A †	835	12,826
Physicians Realty Trust REIT	3,036	51,187
Pinnacle Financial Partners, Inc.	1,281	65,792
Primerica, Inc.	641	30,274
PrivateBancorp, Inc.	1,835	75,272
PS Business Parks, Inc. REIT	147	12,852
QTS Realty Trust, Inc., Class A REIT	1,251	56,433
Ramco-Gershenson Properties Trust REIT	1,967	32,672
RE/MAX Holdings, Inc., Class A	657	24,506
Renasant Corp.	613	21,093
Retail Opportunity Investments Corp. REIT	2,273	40,687
Rexford Industrial Realty, Inc. REIT	1,134	18,552
RLI Corp.	1,210	74,718
Ryman Hospitality Properties, Inc. REIT	1,068	55,152
Sabra Health Care REIT, Inc.	554	11,207
Seacoast Banking Corp of Florida †	1,142	17,107
Selective Insurance Group, Inc.	415	13,936
ServisFirst Bancshares, Inc.	2,148	102,094
Simmons First National Corp., Class A	600	30,816
South State Corp.	674	48,494
Southside Bancshares, Inc.	840	20,177
Sovran Self Storage, Inc. REIT	786	84,346
State Bank Financial Corp.	950	19,979
Stonegate Bank	1,136	37,329
Summit Hotel Properties, Inc. REIT	2,630	31,429
Sun Communities, Inc. REIT	1,200	82,236
Talmer Bancorp, Inc., Class A	2,919	52,863
Terreno Realty Corp. REIT	915	20,697
Territorial Bancorp, Inc.	563	15,618
TowneBank/VA	832	17,364
United Bankshares, Inc./WV	1,350	49,937
United Community Banks, Inc./GA	2,308	44,983
United Insurance Holdings Corp.	2,600	44,460
Universal Health Realty Income Trust REIT	283	14,153
Universal Insurance Holdings, Inc.	1,100	25,498
Walker & Dunlop, Inc. †	776	22,357
Washington Federal, Inc.	1,035	24,664
Washington Real Estate Investment Trust REIT (a)	1,600	43,296
Waterstone Financial, Inc.	2,000	28,200
Webster Financial Corp.	2,972	110,529
WesBanco, Inc.	352	10,567
Western Alliance Bancorp †	4,448	159,505
Whitestone REIT	665	7,987
Wintrust Financial Corp.	1,032	50,073
WisdomTree Investments, Inc. (a)	3,710	58,173

		5,426,870

Health Care - 23.6%
AAC Holdings, Inc. †(a)	541	10,311
Abaxis, Inc.	657	36,582
ABIOMED, Inc. †	1,953	176,317
ACADIA Pharmaceuticals, Inc. †	1,053	37,539
Accelerate Diagnostics, Inc. †(a)	1,539	33,073
Acceleron Pharma, Inc. †	337	16,432
Aceto Corp.	1,044	28,167
Adamas Pharmaceuticals, Inc. †	448	12,687

	SHARES	VALUE (Note 4)
Health Care - 23.6% (continued)
Addus HomeCare Corp. †	1,246	$29,007
Adeptus Health, Inc., Class A †(a)	932	50,813
Advaxis, Inc. †(a)	2,524	25,391
Aerie Pharmaceuticals, Inc. †(a)	811	19,748
Affymetrix, Inc. †	1,156	11,664
Agenus, Inc. †	3,037	13,788
Air Methods Corp. †(a)	300	12,579
Albany Molecular Research, Inc. †(a)	622	12,347
Alder Biopharmaceuticals, Inc. †	2,050	67,711
AMAG Pharmaceuticals, Inc. †	526	15,880
Amedisys, Inc. †	745	29,293
Amicus Therapeutics, Inc. †(a)	3,379	32,776
AMN Healthcare Services, Inc. †	1,210	37,570
Amphastar Pharmaceuticals, Inc. †	1,011	14,387
Amsurg Corp. †	1,312	99,712
Anacor Pharmaceuticals, Inc. †	1,414	159,740
Analogic Corp.	156	12,886
ANI Pharmaceuticals, Inc. †(a)	400	18,050
Anika Therapeutics, Inc. †	794	30,299
Anthera Pharmaceuticals, Inc. †	2,206	10,236
ARIAD Pharmaceuticals, Inc. †	3,176	19,850
Array BioPharma, Inc. †	4,750	20,045
AtriCure, Inc. †	800	17,952
BioCryst Pharmaceuticals, Inc. †(a)	1,562	16,120
BioSpecifics Technologies Corp. †	174	7,477
BioTelemetry, Inc. †	1,700	19,856
Cambrex Corp. †	1,200	56,508
Cantel Medical Corp.	696	43,249
Capital Senior Living Corp. †	432	9,012
Cara Therapeutics, Inc. †	604	10,183
Cardiovascular Systems, Inc. †	542	8,195
Catalent, Inc. †	844	21,125
Catalyst Pharmaceuticals, Inc. †	9,282	22,741
Cellular Biomedicine Group, Inc. †(a)	975	20,953
Cempra, Inc. †(a)	2,301	71,630
Cerus Corp. †(a)	3,201	20,230
Chemed Corp.	500	74,900
Chimerix, Inc. †	1,634	14,624
Civitas Solutions, Inc. †	657	18,915
Clovis Oncology, Inc. †	585	20,475
Coherus Biosciences, Inc. †	333	7,646
Concert Pharmaceuticals, Inc. †	1,751	33,216
CONMED Corp.	500	22,025
Corcept Therapeutics, Inc. †(a)	2,685	13,371
CorMedix, Inc. †(a)	4,850	9,845
CorVel Corp. †	404	17,744
Cross Country Healthcare, Inc. †	1,400	22,946
CTI BioPharma Corp. †	3,700	4,551
Cynosure, Inc., Class A †	663	29,616
Dermira, Inc. †	710	24,573
Diplomat Pharmacy, Inc. †(a)	609	20,840
Dynavax Technologies Corp. †	1,030	24,885
Eagle Pharmaceuticals, Inc. †(a)	977	86,631
Emergent BioSolutions, Inc. †	500	20,005
Enanta Pharmaceuticals, Inc. †(a)	249	8,222
Ensign Group, Inc./The	2,000	45,260
Esperion Therapeutics, Inc. †	478	10,640
ExamWorks Group, Inc. †	751	19,977
Exelixis, Inc. †(a)	4,711	26,570
Fibrocell Science, Inc. †	2,210	10,055
Five Prime Therapeutics, Inc. †	1,269	52,663
Flexion Therapeutics, Inc. †	708	13,643

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 23.6% (continued)
GenMark Diagnostics, Inc. †	1,549	$12,020
Genomic Health, Inc. †	455	16,016
Geron Corp. †(a)	3,240	15,682
Globus Medical, Inc., Class A †	1,585	44,095
Greatbatch, Inc. †	400	21,000
Halozyme Therapeutics, Inc. †	3,321	57,553
HealthEquity, Inc. †	1,812	45,427
HealthStream, Inc. †	397	8,734
Healthways, Inc. †	1,200	15,444
Heska Corp. †	855	33,071
ICU Medical, Inc. †	559	63,044
Ignyta, Inc. †(a)	1,451	19,443
ImmunoGen, Inc. †(a)	1,324	17,967
Impax Laboratories, Inc. †	1,600	68,416
INC Research Holdings, Inc., Class A †	1,091	52,924
Infinity Pharmaceuticals, Inc. †	1,367	10,731
Inogen, Inc. †	1,479	59,293
Inovio Pharmaceuticals, Inc. †	1,375	9,240
Insmed, Inc. †	1,900	34,485
Insys Therapeutics, Inc. †(a)	2,653	75,955
Integra LifeSciences Holdings Corp. †	440	29,823
Intersect ENT, Inc. †	648	14,580
Intra-Cellular Therapies, Inc. †(a)	1,723	92,680
iRadimed Corp. †	1,365	38,261
Ironwood Pharmaceuticals, Inc. †	862	9,991
K2M Group Holdings, Inc. †	1,170	23,096
Kite Pharma, Inc. †(a)	1,606	98,962
Lannett Co., Inc. †(a)	460	18,455
LDR Holding Corp. †	1,323	33,221
Lexicon Pharmaceuticals, Inc. †(a)	628	8,359
LHC Group, Inc. †	287	12,998
Ligand Pharmaceuticals, Inc. †(a)	567	61,474
Lion Biotechnologies, Inc. †(a)	1,693	13,070
LivaNova PLC (United Kingdom) †	400	23,748
Loxo Oncology, Inc. †	726	20,655
MacroGenics, Inc. †	884	27,377
Masimo Corp. †	819	33,997
Medicines Co./The †	1,256	46,899
Medidata Solutions, Inc. †	471	23,216
Merit Medical Systems, Inc. †	612	11,377
Merrimack Pharmaceuticals, Inc. †(a)	2,251	17,783
MiMedx Group, Inc. †(a)	2,791	26,152
Mirati Therapeutics, Inc. †	836	26,418
Molina Healthcare, Inc. †	800	48,104
Momenta Pharmaceuticals, Inc. †	1,517	22,512
Nanosphere, Inc. †	99	61
Natus Medical, Inc. †	1,478	71,018
Nektar Therapeutics †	909	15,317
Neogen Corp. †	240	13,565
NeoGenomics, Inc. †	1,062	8,358
Neurocrine Biosciences, Inc. †	2,272	128,527
Nevro Corp. †	990	66,835
NewLink Genetics Corp. †	1,181	42,977
Novavax, Inc. †(a)	8,398	70,459
NuVasive, Inc. †	896	48,483
NxStage Medical, Inc. †	1,351	29,600
Omeros Corp. †	1,286	20,229
Omnicell, Inc. †	1,035	32,168
Ophthotech Corp. †	564	44,291
Organovo Holdings, Inc. †(a)	2,400	5,976
Osiris Therapeutics, Inc. (a)	1,134	11,771

	SHARES	VALUE (Note 4)
Health Care - 23.6% (continued)
Pacific Biosciences of California, Inc. †	1,024	$13,445
PAREXEL International Corp. †	228	15,531
Peregrine Pharmaceuticals, Inc. †	9,591	11,221
Pfenex, Inc. †	671	8,307
PharMerica Corp. †	900	31,500
Phibro Animal Health Corp., Class A	1,158	34,891
Portola Pharmaceuticals, Inc. †	1,982	101,974
POZEN, Inc. †(a)	1,300	8,879
PRA Health Sciences, Inc. †(a)	1,013	45,859
Prestige Brands Holdings, Inc. †	735	37,838
Progenics Pharmaceuticals, Inc. †(a)	3,435	21,057
Prothena Corp. PLC (Ireland) †	928	63,206
Providence Service Corp./The †	400	18,768
Radius Health, Inc. †	1,789	110,095
RadNet, Inc. †	2,500	15,450
Raptor Pharmaceutical Corp. †	1,845	9,594
Regulus Therapeutics, Inc. †(a)	1,002	8,737
Relypsa, Inc. †	388	10,996
Repligen Corp. †	1,200	33,948
Retrophin, Inc. †	1,553	29,957
Revance Therapeutics, Inc. †(a)	660	22,546
Rockwell Medical, Inc. †	1,724	17,654
RTI Surgical, Inc. †	2,746	10,902
Sage Therapeutics, Inc. †	873	50,896
Sagent Pharmaceuticals, Inc. †	600	9,546
Sarepta Therapeutics, Inc. †(a)	1,214	46,836
Select Medical Holdings Corp.	2,344	27,917
Sorrento Therapeutics, Inc. †(a)	1,268	11,044
Spectranetics Corp./The †(a)	1,257	18,930
STERIS PLC (United Kingdom) (a)	1,860	140,132
Sucampo Pharmaceuticals, Inc., Class A †	1,836	31,744
Supernus Pharmaceuticals, Inc. †	2,382	32,014
Surgical Care Affiliates, Inc. †	619	24,642
Synergy Pharmaceuticals, Inc. †(a)	2,921	16,562
Teligent, Inc. †(a)	3,732	33,215
TESARO, Inc. †(a)	1,454	76,073
TG Therapeutics, Inc. †(a)	1,401	16,714
TherapeuticsMD, Inc. †(a)	4,750	49,258
Trevena, Inc. †	1,412	14,826
Ultragenyx Pharmaceutical, Inc. †	1,079	121,042
US Physical Therapy, Inc.	280	15,030
Vascular Solutions, Inc. †	769	26,446
WellCare Health Plans, Inc. †	522	40,826
West Pharmaceutical Services, Inc.	1,195	71,963
Xencor, Inc. †	1,298	18,977
XenoPort, Inc. †	1,877	10,305
Zeltiq Aesthetics, Inc. †(a)	2,270	64,763
ZIOPHARM Oncology, Inc. †(a)	5,258	43,694

		5,863,082

Industrials - 7.6%
AAON, Inc.	1,050	24,381
AAR Corp.	688	18,088
Advanced Drainage Systems, Inc. (a)	848	20,377
Aerojet Rocketdyne Holdings, Inc. †(a)	588	9,208
Air Transport Services Group, Inc. †	1,277	12,872
Aircastle Ltd.	1,474	30,792
Albany International Corp., Class A	329	12,025
Allegiant Travel Co.	705	118,320
Allied Motion Technologies, Inc. (a)	729	19,085

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 7.6% (continued)
American Woodmark Corp. †	564	$45,109
Apogee Enterprises, Inc.	791	34,416
ARC Document Solutions, Inc. †	1,784	7,885
ArcBest Corp.	1,099	23,508
Argan, Inc.	730	23,652
Astronics Corp. †	515	20,966
Atlas Air Worldwide Holdings, Inc. †	400	16,536
Beacon Roofing Supply, Inc. †	397	16,348
Builders FirstSource, Inc. †	1,831	20,287
CEB, Inc.	456	27,994
Comfort Systems USA, Inc.	727	20,661
Continental Building Products, Inc. †	1,526	26,644
Covenant Transportation Group, Inc., Class A †	1,000	18,890
Curtiss-Wright Corp.	182	12,467
Deluxe Corp.	267	14,562
Douglas Dynamics, Inc.	715	15,065
Ducommun, Inc. †	564	9,148
Dycom Industries, Inc. †	1,337	93,537
Echo Global Logistics, Inc. †	1,722	35,112
EnerSys	213	11,913
Engility Holdings, Inc.	470	15,266
EnPro Industries, Inc.	400	17,536
Exponent, Inc.	286	14,286
Federal Signal Corp.	2,000	31,700
G&K Services, Inc., Class A	400	25,160
Gibraltar Industries, Inc. †	704	17,910
Global Brass & Copper Holdings, Inc.	549	11,694
Hawaiian Holdings, Inc. †	1,800	63,594
HC2 Holdings, Inc. †(a)	962	5,089
Healthcare Services Group, Inc.	518	18,063
Heartland Express, Inc. (a)	2,500	42,550
HNI Corp.	700	25,242
Hub Group, Inc., Class A †	700	23,065
Huron Consulting Group, Inc. †	402	23,879
Hyster-Yale Materials Handling, Inc.	348	18,253
Insperity, Inc.	534	25,712
Interface, Inc.	687	13,149
John Bean Technologies Corp.	400	19,932
Kforce, Inc.	539	13,626
Kimball International, Inc., Class B	1,371	13,395
Knight Transportation, Inc.	2,562	62,077
Korn/Ferry International	1,020	33,844
Lydall, Inc. †	699	24,801
Marten Transport Ltd.	800	14,160
Masonite International Corp. †	988	60,495
Meritor, Inc. †	1,638	13,677
Mobile Mini, Inc.	427	13,292
Mueller Industries, Inc.	332	8,997
Multi-Color Corp.	444	26,556
NN, Inc.	927	14,776
Nortek, Inc. †	191	8,331
NV5 Global, Inc. †	842	18,507
On Assignment, Inc. †	635	28,543
Park-Ohio Holdings Corp.	324	11,917
Patrick Industries, Inc. †	1,644	71,514
PGT, Inc. †	881	10,035
Plug Power, Inc. †(a)	4,900	10,339
Ply Gem Holdings, Inc. †	822	10,308
Radiant Logistics, Inc. †	2,816	9,659
RBC Bearings, Inc. †	181	11,691
Saia, Inc. †	643	14,307

	SHARES	VALUE (Note 4)
Industrials - 7.6% (continued)
Standex International Corp.	200	$16,630
Steelcase, Inc., Class A	1,047	15,600
TASER International, Inc. †(a)	1,681	29,064
Tennant Co.	497	27,961
Trex Co., Inc. †	402	15,292
UniFirst Corp.	100	10,420
US Ecology, Inc.	349	12,718
WageWorks, Inc. †	382	17,331
Werner Enterprises, Inc.	1,200	28,068
West Corp.	1,653	35,655

		1,885,514

Information Technology - 18.9%
ACI Worldwide, Inc. †	1,294	27,692
Advanced Energy Industries, Inc. †	716	20,213
Alliance Fiber Optic Products, Inc. †	1,541	23,362
Ambarella, Inc. †	1,370	76,364
Aspen Technology, Inc. †	281	10,611
Axcelis Technologies, Inc. †	7,009	18,153
Benefitfocus, Inc. †	190	6,914
Blackbaud, Inc.	610	40,175
Blackhawk Network Holdings, Inc. †	2,603	115,079
BroadSoft, Inc. †	998	35,289
Cabot Microelectronics Corp. †	300	13,134
CACI International, Inc., Class A †	241	22,360
Callidus Software, Inc. †	2,014	37,400
Cardtronics, Inc. †	345	11,609
Cavium, Inc. †	1,189	78,129
Ciena Corp. †	1,152	23,835
Cimpress NV (Netherlands) †(a)	305	24,748
Cirrus Logic, Inc. †	1,532	45,240
Clearfield, Inc. †(a)	1,561	20,933
comScore, Inc. †(a)	900	37,035
Cray, Inc. †	1,006	32,645
CTS Corp.	722	12,736
Cvent, Inc. †	223	7,785
Diebold, Inc.	339	10,200
Diodes, Inc. †	696	15,994
DTS, Inc. †	339	7,655
EarthLink Holdings Corp.	3,871	28,761
Ebix, Inc.	1,032	33,839
Electronics For Imaging, Inc. †	983	45,945
Ellie Mae, Inc. †(a)	1,709	102,933
Endurance International Group Holdings, Inc. †(a)	2,684	29,336
Entegris, Inc. †	1,000	13,270
Envestnet, Inc. †	421	12,567
EPAM Systems, Inc. †	1,621	127,443
ePlus, Inc. †	336	31,335
Euronet Worldwide, Inc. †	1,262	91,407
ExlService Holdings, Inc. †	374	16,804
Fabrinet (Thailand) †	1,300	30,966
Fair Isaac Corp.	683	64,325
FARO Technologies, Inc. †	279	8,236
Fleetmatics Group PLC (Ireland) †(a)	1,808	91,828
Gigamon, Inc. †	1,325	35,205
Globant SA (Luxembourg) †	1,218	45,687
Glu Mobile, Inc. †	5,554	13,496
Gogo, Inc. †(a)	1,632	29,050
GTT Communications, Inc. †	1,035	17,657
Guidewire Software, Inc. †	989	59,498
HubSpot, Inc. †	538	30,295

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 18.9% (continued)
Immersion Corp. †	870	$10,144
Imperva, Inc. †	1,215	76,922
Infinera Corp. †(a)	3,609	65,395
Infoblox, Inc. †	1,398	25,709
Inphi Corp. †	1,646	44,475
Insight Enterprises, Inc. †	700	17,584
Integrated Device Technology, Inc. †	3,471	91,461
InterDigital, Inc.	800	39,232
Intersil Corp., Class A	2,200	28,072
Intralinks Holdings, Inc. †	1,674	15,183
j2 Global, Inc.	1,174	96,644
Littelfuse, Inc.	300	32,103
LogMeIn, Inc. †	1,245	83,539
Luxoft Holding, Inc. (Switzerland) †	928	71,577
M/A-COM Technology Solutions Holdings, Inc. †	1,968	80,471
Manhattan Associates, Inc. †	2,703	178,857
MAXIMUS, Inc.	1,347	75,769
MaxLinear, Inc., Class A †	1,166	17,175
Mentor Graphics Corp.	559	10,297
Mesa Laboratories, Inc.	78	7,761
Methode Electronics, Inc.	887	28,233
Microsemi Corp. †	1,200	39,108
MicroStrategy, Inc., Class A †	200	35,858
MKS Instruments, Inc.	500	18,000
Monolithic Power Systems, Inc.	1,143	72,821
Monotype Imaging Holdings, Inc.	488	11,536
Multi-Fineline Electronix, Inc. †	601	12,429
NeoPhotonics Corp. †	2,298	24,956
NetScout Systems, Inc. †	776	23,823
OmniVision Technologies, Inc. †	1,005	29,165
OSI Systems, Inc. †	155	13,742
Paycom Software, Inc. †	2,459	92,532
Paylocity Holding Corp. †	1,415	57,378
Perficient, Inc. †	546	9,347
PFSweb, Inc. †	842	10,837
Photronics, Inc. †	1,352	16,832
Plantronics, Inc.	393	18,636
Plexus Corp. †	600	20,952
Power Integrations, Inc.	424	20,619
Proofpoint, Inc. †	1,898	123,389
Q2 Holdings, Inc. †	1,155	30,457
QAD, Inc., Class A	564	11,573
Qlik Technologies, Inc. †	1,116	35,333
QLogic Corp. †	1,610	19,642
Qualys, Inc. †	1,684	55,724
Rambus, Inc. †(a)	3,205	37,146
RingCentral, Inc., Class A †	1,702	40,133
Rogers Corp. †	300	15,471
Rubicon Project, Inc./The †	1,827	30,054
Ruckus Wireless, Inc. †	1,132	12,124
Sanmina Corp. †	1,891	38,917
ServiceSource International, Inc. †	2,114	9,746
Sigma Designs, Inc. †	1,966	12,425
SPS Commerce, Inc. †	523	36,720
Stamps.com, Inc. †	678	74,316
Super Micro Computer, Inc. †	1,470	36,030
Synaptics, Inc. †	155	12,453
Synchronoss Technologies, Inc. †	968	34,103
SYNNEX Corp.	700	62,951
Take-Two Interactive Software, Inc. †	2,243	78,146
Tech Data Corp. †	434	28,809

	SHARES	VALUE (Note 4)
Information Technology - 18.9% (continued)
Telenav, Inc. †	1,979	$11,260
Tessera Technologies, Inc.	1,800	54,018
Textura Corp. †	640	13,811
TTM Technologies, Inc. †	1,385	9,016
TubeMogul, Inc. †(a)	807	10,975
Tyler Technologies, Inc. †	1,108	193,147
Universal Display Corp. †	1,034	56,291
VASCO Data Security International, Inc. †(a)	1,100	18,403
Verint Systems, Inc. †	900	36,504
VirnetX Holding Corp. †(a)	80	206
Virtusa Corp. †	479	19,802
WebMD Health Corp. †	472	22,798
Xcerra Corp. †	1,800	10,890
Zendesk, Inc. †	1,501	39,686

		4,692,816

Materials - 2.1%
A Schulman, Inc.	500	15,320
Berry Plastics Group, Inc. †	3,230	116,861
Boise Cascade Co. †	798	20,373
Calgon Carbon Corp.	582	10,039
Chemtura Corp. †	553	15,080
Clearwater Paper Corp. †	200	9,106
Ferro Corp. †	2,400	26,688
FutureFuel Corp.	1,187	16,025
Headwaters, Inc. †	2,139	36,085
Innophos Holdings, Inc.	300	8,694
Kaiser Aluminum Corp.	329	27,524
Minerals Technologies, Inc.	800	36,688
PH Glatfelter Co.	528	9,736
Sensient Technologies Corp.	1,100	69,102
Trinseo SA †(a)	1,378	38,860
US Concrete, Inc. †	1,392	73,303

		529,484

Telecommunication Services - 0.9%
8x8, Inc. †	1,152	13,190
Atlantic Tele-Network, Inc.	181	14,160
Boingo Wireless, Inc. †	1,931	12,783
Cogent Communications Holdings, Inc. (a)	519	18,004
Consolidated Communications Holdings, Inc. (a)	1,600	33,520
Globalstar, Inc. †	6,697	9,644
IDT Corp., Class B	755	8,803
Inteliquent, Inc.	1,436	25,518
Iridium Communications, Inc. †(a)	3,284	27,618
Lumos Networks Corp. †	1,202	13,462
Straight Path Communications, Inc., Class B †(a)	1,332	22,831
Vonage Holdings Corp. †	2,700	15,498

		215,031

Utilities - 2.5%
American States Water Co.	700	29,365
Avista Corp.	1,423	50,332
Chesapeake Utilities Corp.	258	14,641
El Paso Electric Co.	544	20,944
Empire District Electric Co./The	1,300	36,491
Laclede Group, Inc./The	900	53,469
New Jersey Resources Corp.	440	14,502

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Utilities - 2.5% (continued)
Northwest Natural Gas Co.	500	$25,305
NorthWestern Corp.	700	37,975
ONE Gas, Inc.	2,405	120,659
PNM Resources, Inc.	2,086	63,769
Portland General Electric Co.	872	31,715
Southwest Gas Corp.	400	22,064
WGL Holdings, Inc.	1,400	88,186

		609,417

TOTAL COMMON STOCKS (cost $22,228,531)		23,945,991

EXCHANGE-TRADED FUNDS (ETF) - 2.6%
iShares Russell 2000 ETF
(cost $661,045)	5,846	657,733

SECURITIES LENDING COLLATERAL - 11.8%

Money Market Funds - 11.8%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.090% (2)(b)(c)
(cost $2,927,755)	2,927,755	2,927,755

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 110.9% (cost $25,817,331)		27,531,479

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.9%)		(2,704,067)

NET ASSETS - 100.0%		$24,827,412

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $2,994,710; cash collateral of $2,927,755 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

COMMON STOCKS - 94.9%	SHARES	VALUE (Note 4)
Australia - 3.2%
Amcor Ltd.	28,362	$275,544
Australia & New Zealand Banking Group Ltd.	2,199	44,375
Brambles Ltd.	11,872	99,427
Commonwealth Bank of Australia	3,536	218,611
Crown Resorts Ltd.	11,649	105,286
CSL Ltd.	2,131	162,467
Insurance Australia Group Ltd.	28,183	113,183
Qantas Airways Ltd. †	35,049	103,888
Ramsay Health Care Ltd.	11,496	565,284
Scentre Group REIT	123,001	373,080
Suncorp Group Ltd.	11,005	96,624
Telstra Corp. Ltd.	102,357	415,948

		2,573,717

Austria - 0.2%
ANDRITZ AG	2,003	97,483
voestalpine AG	1,869	57,169

		154,652

Belgium - 3.0%
Ageas	4,333	201,111
Anheuser-Busch InBev SA/NV	10,965	1,364,564
KBC Groep NV	7,720	482,702
Proximus	5,258	171,100
UCB SA	1,538	138,825

		2,358,302

Canada - 4.7%
Agrium, Inc. (1)	400	35,751
Alimentation Couche-Tard, Inc., Class B (1)	12,723	560,062
BCE, Inc. (1)	6,006	232,045
BlackBerry Ltd. (1)†	3,089	28,664
Brookfield Asset Management, Inc., Class A (1)	9,905	312,462
Canadian Tire Corp. Ltd., Class A (1)	1,675	143,035
CGI Group, Inc., Class A (1)†	2,369	94,849
CI Financial Corp. (1)	9,647	213,340
Constellation Software, Inc. (1)	749	312,266
Dollarama, Inc. (1)	5,668	327,455
Fortis, Inc. (1)	4,800	129,774
Gildan Activewear, Inc. (1)	8,622	245,132
Jean Coutu Group PJC, Inc./The, Class A (1)	3,300	42,714
Loblaw Cos., Ltd. (1)	6,778	320,065
Magna International, Inc. (1)	3,970	161,015
Methanex Corp. (1)	1,018	33,622
Metro, Inc. (1)	1,705	47,736
Open Text Corp. (1)	1,410	67,601
Rogers Communications, Inc., Class B (1)	3,763	129,776
Saputo, Inc. (1)	3,000	71,764
Sun Life Financial, Inc. (1)	6,406	199,768

		3,708,896

Denmark - 4.2%
AP Moeller - Maersk A/S, Class B	103	134,343
Coloplast A/S, Class B	5,113	412,809
Danske Bank A/S	8,208	220,240
ISS A/S	1,274	45,924
Novo Nordisk A/S, Class B	27,374	1,584,905
Pandora A/S	3,495	440,663
Tryg A/S	11,965	237,764
Vestas Wind Systems A/S	3,869	270,206

		3,346,854

	SHARES	VALUE (Note 4)
Finland - 0.9%
Kone OYJ, Class B	885	$37,472
Nokia OYJ	32,155	227,481
Sampo OYJ, A Shares	8,956	454,806

		719,759

France - 6.2%
Accor SA	917	39,715
Airbus Group SE	10,257	691,192
AXA SA	15,660	427,887
Cap Gemini SA	1,863	172,860
Credit Agricole SA	3,215	37,886
Dassault Systemes	2,145	171,452
Essilor International SA	726	90,486
Hermes International	304	102,760
Iliad SA	718	171,156
JCDecaux SA	894	34,271
L’Oreal SA	1,023	172,073
LVMH Moet Hennessy Louis Vuitton SE	1,666	261,679
Numericable-SFR SAS	3,839	139,463
Orange SA	18,570	310,597
Peugeot SA †	19,662	344,654
Renault SA	4,326	433,013
Safran SA	2,841	195,185
Sanofi	811	69,115
Unibail-Rodamco SE REIT	2,987	758,492
Valeo SA	1,866	287,690

		4,911,626

Germany - 9.2%
adidas AG	2,570	249,442
Allianz SE	3,885	684,840
Bayer AG	8,321	1,039,213
Beiersdorf AG	2,178	197,961
Brenntag AG	1,417	73,837
Continental AG	680	164,499
Daimler AG	7,365	615,375
Deutsche Boerse AG	4,625	406,543
Deutsche Telekom AG	62,313	1,119,182
Fresenius Medical Care AG & Co. KGaA	3,351	281,600
GEA Group AG	2,774	112,072
Hannover Rueck SE	2,177	248,591
Infineon Technologies AG	9,947	145,015
Merck KGaA	2,173	210,392
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	264	52,599
OSRAM Licht AG	1,230	51,388
ProSiebenSat.1 Media SE	4,809	242,620
SAP SE	10,104	801,785
Symrise AG	928	61,432
Telefonica Deutschland Holding AG	8,887	46,876
ThyssenKrupp AG	5,297	105,004
United Internet AG	2,125	116,831
Vonovia SE	7,703	237,969
Zalando SE 144A †(a)	583	23,025

		7,288,091

Hong Kong - 1.7%
AIA Group Ltd.	33,600	200,763
BOC Hong Kong Holdings Ltd.	108,000	328,646
Cathay Pacific Airways Ltd.	44,000	75,709
Cheung Kong Property Holdings Ltd.	7,000	45,283
CK Hutchison Holdings Ltd.	7,000	94,093
CLP Holdings Ltd.	8,000	67,808
Henderson Land Development Co., Ltd.	16,500	100,650

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 1.7% (continued)
Hong Kong Exchanges and Clearing Ltd.	3,200	$81,519
Link REIT	10,500	62,600
MTR Corp. Ltd.	19,500	96,287
PCCW Ltd.	75,000	43,842
Sun Hung Kai Properties Ltd.	4,000	48,078
Wharf Holdings Ltd./The	16,000	88,216
Wheelock & Co., Ltd.	9,000	37,766

		1,371,260

Italy - 2.2%
Atlantia SpA	3,173	83,953
Enel SpA	9,323	39,094
Finmeccanica SpA †	22,460	312,290
Intesa Sanpaolo SpA	226,877	753,458
Luxottica Group SpA	3,688	240,329
Mediobanca SpA	10,729	102,849
Prysmian SpA	2,292	50,078
Snam SpA	36,381	189,870

		1,771,921

Japan - 32.3%
Acom Co., Ltd. †	32,200	151,630
Aeon Co., Ltd.	16,300	251,144
AEON Financial Service Co., Ltd.	2,300	51,379
Aisin Seiki Co., Ltd.	2,500	107,596
Ajinomoto Co., Inc.	8,000	189,406
Alfresa Holdings Corp.	1,700	33,575
Alps Electric Co., Ltd.	900	24,406
ANA Holdings, Inc.	42,000	121,174
Asics Corp.	2,100	43,570
Astellas Pharma, Inc.	10,400	148,052
Bank of Kyoto Ltd./The	14,000	129,831
Bank of Yokohama Ltd./The	19,000	116,462
Bridgestone Corp.	2,800	96,044
Calbee, Inc.	3,700	156,247
Casio Computer Co., Ltd.	2,500	58,442
Central Japan Railway Co.	3,700	656,876
Chiba Bank Ltd./The	25,000	177,406
Chubu Electric Power Co., Inc.	15,300	209,514
Chugai Pharmaceutical Co., Ltd.	4,700	163,826
Daicel Corp.	3,400	50,598
Dai-ichi Life Insurance Co., Ltd./The	22,300	371,020
Daiichi Sankyo Co., Ltd.	3,200	66,047
Daikin Industries Ltd.	1,500	109,233
Daiwa House Industry Co., Ltd.	11,200	321,959
Denso Corp.	800	38,228
Dentsu, Inc.	5,500	300,917
Don Quijote Holdings Co., Ltd.	900	31,607
East Japan Railway Co.	7,100	668,578
Eisai Co., Ltd.	6,300	416,750
Electric Power Development Co., Ltd.	1,300	46,302
FANUC Corp.	800	137,832
Fast Retailing Co., Ltd.	500	174,906
Fuji Heavy Industries Ltd.	7,000	288,374
FUJIFILM Holdings Corp.	6,400	267,088
Fujitsu Ltd.	20,000	99,822
Fukuoka Financial Group, Inc.	51,000	252,890
Hachijuni Bank Ltd./The	18,000	110,160
Hino Motors Ltd.	11,000	127,132
Hiroshima Bank Ltd./The	17,000	96,624
Hokuhoku Financial Group, Inc.	64,000	130,467
Hoya Corp.	9,000	368,033
Iida Group Holdings Co., Ltd.	6,600	122,324
Isetan Mitsukoshi Holdings Ltd.	6,500	84,767
J Front Retailing Co., Ltd.	3,400	49,428
Japan Airlines Co., Ltd.	11,900	425,936
Japan Airport Terminal Co., Ltd.	3,700	163,796

	SHARES	VALUE (Note 4)
Japan - 32.3% (continued)
Japan Tobacco, Inc.	8,600	$315,738
JTEKT Corp.	11,400	186,596
Kansai Electric Power Co., Inc./The †	8,300	99,515
Kao Corp.	6,100	313,471
Kawasaki Heavy Industries Ltd.	10,000	36,999
KDDI Corp.	30,500	792,091
Keihan Electric Railway Co., Ltd.	13,000	87,064
Keisei Electric Railway Co., Ltd.	8,000	102,066
Keyence Corp.	700	384,724
Kikkoman Corp.	4,000	138,590
Koito Manufacturing Co., Ltd.	5,000	205,037
Konica Minolta, Inc.	5,700	57,087
Kose Corp.	1,800	166,430
Kubota Corp.	13,000	200,832
Kyowa Hakko Kirin Co., Ltd.	5,000	78,673
Kyushu Electric Power Co., Inc. †	2,800	30,517
Lawson, Inc.	900	73,054
M3, Inc.	5,800	120,258
Mabuchi Motor Co., Ltd.	3,400	184,263
Marui Group Co., Ltd.	9,800	159,472
Medipal Holdings Corp.	1,600	27,270
MEIJI Holdings Co., Ltd.	4,000	330,399
Minebea Co., Ltd.	6,000	51,372
Mitsubishi Chemical Holdings Corp.	18,900	119,915
Mitsubishi Electric Corp.	7,000	73,478
Mitsubishi Tanabe Pharma Corp.	1,900	32,734
Mitsubishi UFJ Financial Group, Inc.	205,900	1,275,396
Mitsui Chemicals, Inc.	10,000	44,350
Mixi, Inc.	1,700	63,586
Mizuho Financial Group, Inc.	237,000	474,000
MS&AD Insurance Group Holdings, Inc.	10,400	304,977
Murata Manufacturing Co., Ltd.	3,700	532,361
Nexon Co., Ltd.	10,200	165,931
NGK Insulators Ltd.	2,000	45,080
Nidec Corp.	4,100	297,316
Nintendo Co., Ltd.	2,200	302,522
Nippon Paint Holdings Co., Ltd.	5,900	142,792
Nippon Telegraph & Telephone Corp.	24,100	959,135
Nissan Motor Co., Ltd.	16,600	173,814
Nisshin Seifun Group, Inc.	2,100	34,302
Nitori Holdings Co., Ltd.	1,800	151,167
Nitto Denko Corp.	3,800	277,422
NOK Corp.	2,200	51,394
Nomura Holdings, Inc.	3,900	21,723
Nomura Research Institute Ltd.	1,100	42,244
NSK Ltd.	5,900	64,109
NTT Data Corp.	2,100	101,527
NTT DOCOMO, Inc.	18,900	387,669
Obayashi Corp.	5,000	46,136
Olympus Corp.	900	35,432
Omron Corp.	1,500	50,020
Ono Pharmaceutical Co., Ltd.	2,300	410,117
Oriental Land Co., Ltd.	3,800	229,887
Panasonic Corp.	2,200	22,303
Park24 Co., Ltd.	1,800	43,609
Rakuten, Inc.	15,400	177,373
Ryohin Keikaku Co., Ltd.	500	101,256
Santen Pharmaceutical Co., Ltd.	4,000	65,854
Seibu Holdings, Inc.	5,100	104,154
Seiko Epson Corp.	3,400	52,357
Sekisui House Ltd.	6,700	112,652
Seven & i Holdings Co., Ltd.	12,200	558,572
Shimadzu Corp.	5,000	83,700
Shimano, Inc.	1,300	199,626
Shimizu Corp.	12,000	97,851
Shin-Etsu Chemical Co., Ltd.	1,000	54,366
Shionogi & Co., Ltd.	7,500	339,227

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 32.3% (continued)
Shiseido Co., Ltd.	1,800	$37,348
SMC Corp.	300	77,920
Sompo Japan Nipponkoa Holdings, Inc.	9,700	318,497
Sony Corp.	20,400	501,367
Sumitomo Chemical Co., Ltd.	33,000	189,522
Sumitomo Heavy Industries Ltd.	7,000	31,380
Suruga Bank Ltd.	11,000	226,694
Suzuken Co., Ltd.	600	22,801
Suzuki Motor Corp.	4,800	145,842
Sysmex Corp.	2,500	160,362
Taisei Corp.	6,000	39,522
Taiyo Nippon Sanso Corp.	11,700	105,812
Takeda Pharmaceutical Co., Ltd.	7,800	388,904
TDK Corp.	2,500	160,110
Teijin Ltd.	9,000	30,671
Tohoku Electric Power Co., Inc.	13,100	163,767
Tokio Marine Holdings, Inc.	11,200	432,596
Tokyo Electric Power Co., Inc. †	39,300	226,299
Toray Industries, Inc.	5,000	46,463
TOTO Ltd.	3,500	122,962
Toyo Seikan Group Holdings Ltd.	3,000	55,647
Unicharm Corp.	3,700	75,560
USS Co., Ltd.	4,900	73,627
West Japan Railway Co.	5,800	400,914
Yamaguchi Financial Group, Inc.	3,000	35,542
Yamaha Corp.	6,000	144,926
Yamaha Motor Co., Ltd.	7,100	159,149
Yamato Holdings Co., Ltd.	2,100	44,495

		25,691,051

Netherlands - 4.0%
Altice NV, Class A †	12,143	174,462
ASML Holding NV	5,128	455,631
Heineken NV	5,019	427,704
ING Groep NV CVA	84,996	1,149,999
Koninklijke Ahold NV	17,039	359,411
Koninklijke KPN NV	81,283	307,442
NN Group NV	3,234	114,105
Randstad Holding NV	1,696	105,612
Wolters Kluwer NV	3,129	105,083

		3,199,449

Norway - 0.0% (b)
Golar LNG Ltd. (3)(c)	70	1,265

Portugal - 0.1%
EDP - Energias de Portugal SA	18,666	67,260

Singapore - 0.1%
ComfortDelGro Corp. Ltd.	16,200	34,689
DBS Group Holdings Ltd.	2,900	33,986
Super Group Ltd.	38,200	22,523

		91,198

Spain - 2.9%
Abertis Infraestructuras SA	2,615	40,897
Amadeus IT Holding SA, A Shares	9,319	410,732
Ferrovial SA	17,060	385,782
Gas Natural SDG SA	4,011	81,793
Iberdrola SA	49,748	352,662
Industria de Diseno Textil SA	29,780	1,023,066

		2,294,932

Sweden - 2.6%
Assa Abloy AB, Class B	13,497	282,529
Atlas Copco AB, A Shares	9,439	231,490
Electrolux AB, Series B	4,582	110,552
Hennes & Mauritz AB, B Shares	3,205	114,003
ICA Gruppen AB	3,756	136,404

	SHARES	VALUE (Note 4)
Sweden - 2.6% (continued)
Investment AB Kinnevik, B Shares	4,637	$142,825
Investor AB, B Shares	4,857	178,496
Skandinaviska Enskilda Banken AB, Class A	9,336	98,182
Skanska AB, B Shares	15,522	301,027
Svenska Cellulosa AB SCA, Class B	7,131	206,657
Svenska Handelsbanken AB, A Shares	9,726	129,176
Telefonaktiebolaget LM Ericsson, B Shares	17,992	173,466

		2,104,807

Switzerland - 4.1%
Actelion Ltd. †	2,690	373,758
EMS-Chemie Holding AG	460	202,445
Givaudan SA †	360	653,386
Novartis AG	3,931	338,142
Partners Group Holding AG	1,371	493,058
Swiss Re AG	6,702	654,560
Swisscom AG	346	173,140
Syngenta AG	539	210,966
Zurich Insurance Group AG †	532	136,671

		3,236,126

United Kingdom - 12.7%
3i Group PLC	5,219	36,970
ARM Holdings PLC	11,962	182,325
Ashtead Group PLC	4,765	78,422
Associated British Foods PLC	8,836	434,794
AstraZeneca PLC	5,411	365,499
Barclays PLC	24,559	79,050
Barratt Developments PLC	28,853	265,872
British American Tobacco PLC	4,134	229,578
Bunzl PLC	3,162	87,728
Capita PLC	4,384	78,002
Compass Group PLC	4,990	86,468
Diageo PLC	1,887	51,530
Direct Line Insurance Group PLC	42,210	253,011
Dixons Carphone PLC	18,897	139,065
Experian PLC	1,929	34,094
Fiat Chrysler Automobiles NV †	30,340	421,358
HSBC Holdings PLC	10,509	82,960
Imperial Tobacco Group PLC	8,407	444,038
Inmarsat PLC	6,370	106,789
International Consolidated Airlines Group SA	38,666	346,571
ITV PLC	79,090	322,003
Kingfisher PLC	13,199	63,929
Legal & General Group PLC	45,149	178,154
London Stock Exchange Group PLC	1,581	63,964
Marks & Spencer Group PLC	12,540	83,494
National Grid PLC	39,004	537,927
Next PLC	1,489	159,875
Pearson PLC	4,138	44,734
Persimmon PLC †	4,571	136,368
Prudential PLC	20,491	461,652
Reckitt Benckiser Group PLC	500	46,263
RELX NV	47,712	803,580
Sage Group PLC/The	8,974	79,735
Shire PLC	6,046	414,800
Smith & Nephew PLC	3,009	53,627
Sports Direct International PLC †	6,364	54,082
SSE PLC	1,950	43,785
Taylor Wimpey PLC	76,759	229,460
Travis Perkins PLC	1,058	30,693
Unilever NV CVA	44,183	1,924,534
United Utilities Group PLC	6,524	89,831
Vodafone Group PLC	112,703	365,469
Whitbread PLC	1,309	84,845

		10,076,928

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
United States - 0.6%
Thomson Reuters Corp. (1)	4,054	$153,552
Valeant Pharmaceuticals International, Inc. (1)†	3,004	305,155

		458,707

TOTAL COMMON STOCKS (cost $73,482,320)		75,426,801

EXCHANGE-TRADED FUNDS (ETF) - 4.3%

United States - 4.3%
iShares MSCI EAFE ETF (1) (cost $3,389,405)	57,811	3,396,396

MONEY MARKET FUNDS - 1.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (d)
(cost $1,096,599)	1,096,599	1,096,599

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 100.6% (cost $77,968,324)		79,919,796

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)		(439,346)

NET ASSETS - 100.0%		$79,480,450

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of December 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $1,265 or 0.0% of total net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$13,182,067	16.6%
Consumer Staples	9,700,638	12.2
Energy	1,265	0.0(b)
Exchange-Traded Funds	3,396,396	4.3
Financials	17,158,775	21.6
Health Care	9,283,991	11.7
Industrials	9,411,035	11.8
Information Technology	5,828,176	7.3
Materials	2,752,877	3.5
Telecommunication Services	5,732,257	7.2
Utilities	2,375,720	3.0
Money Market Funds	1,096,599	1.4

Total Investments In Securities, At Value	79,919,796	100.6
Liabilities in Excess of Other Assets	(439,346)	(0.6)

Net Assets	$79,480,450	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

COMMON STOCKS - 97.1%	SHARES	VALUE (Note 4)
Consumer Discretionary - 11.3%
Amazon.com, Inc. †	2,912	$1,968,192
AutoZone, Inc. †	1,660	1,231,571
Bed Bath & Beyond, Inc. †	24,839	1,198,482
Best Buy Co., Inc.	4,699	143,085
Carnival Corp.	2,407	131,133
Chipotle Mexican Grill, Inc. †	1,775	851,734
Comcast Corp., Class A	6,247	352,518
Dillard’s, Inc., Class A	3,078	202,255
Dollar General Corp.	1,597	114,776
Dollar Tree, Inc. †	10,712	827,181
Domino’s Pizza, Inc.	7,900	878,875
Expedia, Inc.	4,827	599,996
Gap, Inc./The	22,636	559,109
Genuine Parts Co.	6,728	577,868
GoPro, Inc., Class A †	20,351	366,521
H&R Block, Inc.	59,175	1,971,119
Home Depot, Inc./The	26,519	3,507,138
L Brands, Inc.	1,913	183,304
Lowe’s Cos., Inc.	24,011	1,825,796
McDonald’s Corp.	37,973	4,486,130
NIKE, Inc., Class B	24,144	1,509,000
Nordstrom, Inc.	15,800	786,998
O’Reilly Automotive, Inc. †	5,227	1,324,626
Panera Bread Co., Class A †	3,841	748,150
Priceline Group, Inc./The †	389	495,956
Ralph Lauren Corp.	1,522	169,673
Scripps Networks Interactive, Inc., Class A	3,541	195,499
Starbucks Corp.	32,402	1,945,092
Target Corp.	29,998	2,178,155
Thomson Reuters Corp.	8,739	330,771
Tiffany & Co.	3,319	253,206
Time Warner, Inc.	1,667	107,805
TJX Cos., Inc./The	25,447	1,804,447
Tractor Supply Co.	10,770	920,835
TripAdvisor, Inc. †	8,521	726,415
Tupperware Brands Corp.	2,344	130,444
Urban Outfitters, Inc. †	5,101	116,048
Viacom, Inc., Class B	1,757	72,318
Walt Disney Co./The	20,895	2,195,647
Williams-Sonoma, Inc.	13,096	764,937
Yum! Brands, Inc.	33,787	2,468,140

		41,220,945

Consumer Staples - 19.0%
Altria Group, Inc.	81,700	4,755,757
Archer-Daniels-Midland Co.	8,366	306,865
Brown-Forman Corp., Class B	5,402	536,311
Campbell Soup Co.	10,825	568,854
Church & Dwight Co., Inc.	18,255	1,549,484
Clorox Co./The	10,796	1,369,257
Coca-Cola Co./The	117,407	5,043,805
Colgate-Palmolive Co.	74,008	4,930,413
Costco Wholesale Corp.	21,931	3,541,856
CVS Health Corp.	21,770	2,128,453
Dr Pepper Snapple Group, Inc.	7,091	660,881
Estee Lauder Cos., Inc./The, Class A	24,062	2,118,900
Flowers Foods, Inc.	12,398	266,433
General Mills, Inc.	26,790	1,544,711
Hershey Co./The	22,381	1,997,952
Hormel Foods Corp.	15,062	1,191,103
Kellogg Co.	11,287	815,711
Kimberly-Clark Corp.	25,641	3,264,099
Kroger Co./The	29,402	1,229,886
McCormick & Co., Inc.	13,121	1,122,633
Mead Johnson Nutrition Co.	33,372	2,634,719
Mondelez International, Inc., Class A	5,412	242,674

	SHARES	VALUE (Note 4)
Consumer Staples - 19.0% (continued)
Monster Beverage Corp. †	8,803	$1,311,295
Nu Skin Enterprises, Inc., Class A	4,574	173,309
PepsiCo, Inc.	53,465	5,342,223
Philip Morris International, Inc.	52,456	4,611,407
Procter & Gamble Co./The	67,517	5,361,525
Reynolds American, Inc.	66,072	3,049,223
Sysco Corp.	60,084	2,463,444
Walgreens Boots Alliance, Inc.	8,655	737,016
Wal-Mart Stores, Inc.	76,440	4,685,772

		69,555,971

Energy - 0.9%
Chevron Corp.	6,250	562,250
Exxon Mobil Corp.	31,858	2,483,331
Marathon Petroleum Corp.	1,770	91,757
RPC, Inc.	4,079	48,744

		3,186,082

Financials - 22.2%
ACE Ltd. (Switzerland)	23,514	2,747,611
Alleghany Corp. †	2,682	1,281,808
Allied World Assurance Co. Holdings AG
(Switzerland)	3,826	142,289
Allstate Corp./The	40,069	2,487,884
American Express Co.	31,940	2,221,427
American Financial Group, Inc.	11,975	863,158
Aon PLC (United Kingdom)	27,931	2,575,518
Arch Capital Group Ltd. †	17,884	1,247,409
Arthur J Gallagher & Co.	2,692	110,210
Assured Guaranty Ltd.	66,307	1,752,494
Axis Capital Holdings Ltd.	34,907	1,962,472
Bank of Hawaii Corp.	22,014	1,384,681
Bank of New York Mellon Corp./The	19,575	806,881
BB&T Corp.	26,528	1,003,024
BOK Financial Corp.	22,637	1,353,466
Capital One Financial Corp.	48,217	3,480,303
Citigroup, Inc.	17,842	923,323
CNA Financial Corp.	11,739	412,626
Comerica, Inc.	48,168	2,014,867
Commerce Bancshares, Inc.	13,723	583,776
Cullen/Frost Bankers, Inc.	23,169	1,390,140
Discover Financial Services	32,675	1,752,034
Endurance Specialty Holdings Ltd.	1,043	66,742
Everest Re Group Ltd.	25,632	4,692,963
FactSet Research Systems, Inc.	7,520	1,222,526
Franklin Resources, Inc.	55,066	2,027,530
JPMorgan Chase & Co.	28,647	1,891,561
M&T Bank Corp.	26,768	3,243,746
Markel Corp. †	2,100	1,855,035
Marsh & McLennan Cos., Inc.	37,686	2,089,689
Mercury General Corp.	17,467	813,438
New York Community Bancorp, Inc.	106,325	1,735,224
Northern Trust Corp.	12,698	915,399
People’s United Financial, Inc.	140,941	2,276,197
PNC Financial Services Group, Inc./The	26,697	2,544,491
ProAssurance Corp.	22,775	1,105,271
Progressive Corp./The	73,827	2,347,699
RenaissanceRe Holdings Ltd.	15,620	1,768,028
Signature Bank †	2,833	434,497
SunTrust Banks, Inc.	15,300	655,452
T Rowe Price Group, Inc.	9,808	701,174
TFS Financial Corp.	25,799	485,795
Travelers Cos., Inc./The	46,988	5,303,066
US Bancorp	102,976	4,393,986
Wells Fargo & Co.	86,404	4,696,921
White Mountains Insurance Group Ltd.	1,823	1,324,975
WR Berkley Corp.	7,724	422,889

		81,511,695

See notes to Schedule of Investments	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 10.0%
Abbott Laboratories	20,400	$916,164
AbbVie, Inc.	1,863	110,364
Aetna, Inc.	13,432	1,452,268
Align Technology, Inc. †	4,147	273,080
AmerisourceBergen Corp.	10,001	1,037,204
Anthem, Inc.	10,016	1,396,631
athenahealth, Inc. †	1,051	169,179
Becton Dickinson and Co.	5,202	801,576
Biogen, Inc. †	233	71,380
Bristol-Myers Squibb Co.	29,892	2,056,271
Bruker Corp. †	1,833	44,487
Cardinal Health, Inc.	4,424	394,931
Celgene Corp. †	874	104,670
Centene Corp. †	15,584	1,025,583
Cerner Corp. †	1,797	108,126
CR Bard, Inc.	5,461	1,034,532
DexCom, Inc. †	2,643	216,462
Edwards Lifesciences Corp. †	10,938	863,883
Eli Lilly & Co.	29,178	2,458,538
Express Scripts Holding Co. †	1,500	131,115
Henry Schein, Inc. †	7,939	1,255,870
IDEXX Laboratories, Inc. †	1,447	105,515
Intuitive Surgical, Inc. †	2,357	1,287,299
Johnson & Johnson	52,195	5,361,470
Laboratory Corp of America Holdings †	4,244	524,728
McKesson Corp.	2,261	445,937
Medivation, Inc. †	1,780	86,045
Medtronic PLC (Ireland)	24,525	1,886,463
Merck & Co., Inc.	40,342	2,130,864
Mettler-Toledo International, Inc. †	356	120,730
Pfizer, Inc.	53,653	1,731,919
Quintiles Transnational Holdings, Inc. †	2,262	155,309
ResMed, Inc.	10,137	544,256
St. Jude Medical, Inc.	1,272	78,571
Stryker Corp.	24,792	2,304,169
Thermo Fisher Scientific, Inc.	2,016	285,970
United Therapeutics Corp. †	5,495	860,572
UnitedHealth Group, Inc.	22,856	2,688,780
Varian Medical Systems, Inc. †	887	71,670
Waters Corp. †	497	66,886
Zimmer Biomet Holdings, Inc.	1,077	110,489

		36,769,956

Industrials - 9.8%
3M Co.	31,048	4,677,071
Alaska Air Group, Inc.	13,012	1,047,596
Boeing Co./The	13,338	1,928,541
CH Robinson Worldwide, Inc.	637	39,507
Cintas Corp.	4,682	426,296
Danaher Corp.	17,115	1,589,641
Emerson Electric Co.	8,792	420,521
Equifax, Inc.	3,815	424,877
Expeditors International of Washington, Inc.	2,624	118,342
Fastenal Co.	27,132	1,107,528
FedEx Corp.	4,513	672,392
General Dynamics Corp.	8,349	1,146,819
General Electric Co.	27,324	851,143
Honeywell International, Inc.	19,218	1,990,408
Jacobs Engineering Group, Inc. †	1,480	62,086
Landstar System, Inc.	14,331	840,513
Lockheed Martin Corp.	9,505	2,064,011
MSC Industrial Direct Co., Inc., Class A	7,304	410,996
Northrop Grumman Corp.	6,359	1,200,643
Quanta Services, Inc. †	20,825	421,706
Raytheon Co.	8,572	1,067,471
Republic Services, Inc.	35,842	1,576,690
Robert Half International, Inc.	17,544	827,024

	SHARES	VALUE (Note 4)
Industrials - 9.8% (continued)
Rockwell Automation, Inc.	3,958	$406,130
Rockwell Collins, Inc.	700	64,610
Rollins, Inc.	18,364	475,628
Southwest Airlines Co.	23,237	1,000,585
Stericycle, Inc. †	18,360	2,214,216
Union Pacific Corp.	5,081	397,334
United Parcel Service, Inc., Class B	21,889	2,106,379
United Technologies Corp.	7,229	694,490
Waste Connections, Inc.	4,300	242,176
Waste Management, Inc.	51,076	2,725,926
WW Grainger, Inc.	3,597	728,716

		35,968,012

Information Technology - 10.7%
Accenture PLC, Class A (Ireland)	27,857	2,911,056
Adobe Systems, Inc. †	3,638	341,754
Alphabet, Inc., Class A †	3,390	2,637,454
Amdocs Ltd.	5,324	290,531
Apple, Inc.	22,121	2,328,456
Autodesk, Inc. †	5,391	328,474
Automatic Data Processing, Inc.	24,087	2,040,651
Cisco Systems, Inc.	57,138	1,551,582
Cognizant Technology Solutions Corp., Class A †	3,941	236,539
F5 Networks, Inc. †	8,052	780,722
Facebook, Inc., Class A †	3,720	389,335
Gartner, Inc. †	9,599	870,629
Intel Corp.	43,138	1,486,104
International Business Machines Corp.	22,426	3,086,266
Intuit, Inc.	21,772	2,100,998
Jack Henry & Associates, Inc.	4,953	386,631
Linear Technology Corp.	22,840	970,015
Marvell Technology Group Ltd.	39,206	345,797
MasterCard, Inc., Class A	23,217	2,260,407
Microsoft Corp.	61,988	3,439,094
National Instruments Corp.	10,861	311,602
NetApp, Inc.	35,051	929,903
NVIDIA Corp.	14,703	484,611
Oracle Corp.	35,586	1,299,957
Palo Alto Networks, Inc. †	2,771	488,084
Paychex, Inc.	30,150	1,594,634
QUALCOMM, Inc.	19,454	972,408
Tableau Software, Inc., Class A †	4,247	400,152
Teradata Corp. †	16,714	441,584
Texas Instruments, Inc.	12,128	664,736
Visa, Inc., Class A	35,633	2,763,339
Western Union Co./The	6,141	109,985

		39,243,490

Materials - 0.8%
Avery Dennison Corp.	2,810	176,075
International Flavors & Fragrances, Inc.	1,127	134,834
Monsanto Co.	9,557	941,556
NewMarket Corp.	383	145,819
Newmont Mining Corp.	2,597	46,720
PPG Industries, Inc.	4,000	395,280
Praxair, Inc.	1,442	147,661
Royal Gold, Inc.	2,876	104,888
Sherwin-Williams Co./The	3,670	952,732

		3,045,565

Telecommunication Services - 2.4%
AT&T, Inc.	121,049	4,165,296
Verizon Communications, Inc. (NYSE)	100,544	4,647,144

		8,812,440

Utilities - 10.0%
Ameren Corp.	30,722	1,328,112
American Electric Power Co., Inc.	29,086	1,694,841

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Utilities - 10.0% (continued)
American Water Works Co., Inc.	24,393	$1,457,482
Aqua America, Inc.	13,249	394,820
Atmos Energy Corp.	11,600	731,264
Consolidated Edison, Inc.	40,863	2,626,265
Dominion Resources, Inc.	31,070	2,101,575
DTE Energy Co.	17,646	1,415,033
Duke Energy Corp.	23,943	1,709,291
Edison International	8,525	504,765
Entergy Corp.	14,372	982,470
Exelon Corp.	6,129	170,202
NextEra Energy, Inc.	19,691	2,045,698
OGE Energy Corp.	71,404	1,877,211
PG&E Corp.	29,832	1,586,764
Pinnacle West Capital Corp.	36,097	2,327,535
PPL Corp.	34,422	1,174,823
Public Service Enterprise Group, Inc.	139,424	5,394,315
Questar Corp.	27,773	541,018
Sempra Energy	12,921	1,214,703
Southern Co./The	48,007	2,246,248
UGI Corp.	10,663	359,983
Vectren Corp.	33,440	1,418,525
WEC Energy Group, Inc.	6,614	339,364
Xcel Energy, Inc.	26,107	937,502

		36,579,809

TOTAL COMMON STOCKS (cost $321,632,155)		355,893,965

MONEY MARKET FUNDS - 12.1%
J.P. Morgan U.S. Treasury Plus Money
Market Fund - IM Shares, 0.129% (2)(a)
(cost $44,398,919)	44,398,919	44,398,919

TOTAL INVESTMENTS IN
SECURITIES, AT VALUE- 109.2% (cost $366,031,074)		400,292,884

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2%) (b)		(33,665,727)

NET ASSETS - 100.0%		$366,627,157

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

NYSE - New York Stock Exchange

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Open futures contracts outstanding at December 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
120	Goldman Sachs	S&P 500 E-Mini Futures	03/2016	$12,326,877	$12,212,400	$(114,477)

Collateral pledged to, or (received from), each counterparty at December 31, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$650,738	$650,738

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

COMMON STOCKS - 93.4%	SHARES	VALUE (Note 4)
Australia - 8.7%
AGL Energy Ltd.	24,690	$323,072
Aurizon Holdings Ltd.	32,955	104,619
Australia & New Zealand Banking Group Ltd.	8,913	179,863
Brambles Ltd.	1,569	13,140
Caltex Australia Ltd.	8,514	232,719
Coca-Cola Amatil Ltd.	15,165	102,257
Cochlear Ltd.	2,349	162,554
Commonwealth Bank of Australia	1,057	65,348
Flight Centre Travel Group Ltd.	4,566	131,687
Iluka Resources Ltd.	4,402	19,472
Medibank Pvt Ltd.	66,134	103,124
National Australia Bank Ltd.	3,694	80,610
Newcrest Mining Ltd. †	10,301	97,470
Orica Ltd.	2,174	24,357
REA Group Ltd.	822	32,706
Sonic Healthcare Ltd.	1,427	18,476
Tatts Group Ltd.	15,257	48,439
Telstra Corp. Ltd.	123,680	502,598
TPG Telecom Ltd.	5,105	36,550
Wesfarmers Ltd.	14,623	440,855
Westpac Banking Corp.	2,508	60,793
Woodside Petroleum Ltd.	1,358	28,293
Woolworths Ltd.	27,725	491,911
WorleyParsons Ltd.	4,613	15,474

		3,316,387

Austria - 0.1%
OMV AG	1,409	39,995

Belgium - 1.3%
Colruyt SA	5,399	277,742
Proximus	6,096	198,370

		476,112

Canada - 10.2%
Agnico Eagle Mines Ltd. (1)	8,199	215,507
Alimentation Couche-Tard, Inc., Class B (1)	1,430	62,948
ARC Resources Ltd. (1)	3,338	40,287
Bank of Montreal (1)	3,003	169,455
Bank of Nova Scotia/The (1)	4,080	165,034
Barrick Gold Corp. (1)	11,573	85,645
BCE, Inc. (1)	11,207	432,988
Canadian Imperial Bank of Commerce (1)	2,640	173,984
Canadian National Railway Co. (1)	2,602	145,454
Canadian Tire Corp. Ltd., Class A (1)	425	36,293
Eldorado Gold Corp. (1)	18,996	56,286
Empire Co., Ltd., Class A (1)	12,234	227,581
Fortis, Inc. (1)	700	18,925
Franco-Nevada Corp. (1)	2,963	135,548
Goldcorp, Inc. (1)	6,874	79,436
Husky Energy, Inc. (1)	2,413	24,955
Imperial Oil Ltd. (1)	5,990	195,150
Intact Financial Corp. (1)	3,904	250,204
Keyera Corp. (1)	874	25,430
Kinross Gold Corp. (1)†	73,635	133,572
Loblaw Cos., Ltd. (1)	2,096	98,976
Metro, Inc. (1)	353	9,883

	SHARES	VALUE (Note 4)
Canada - 10.2% (continued)
National Bank of Canada (1)	235	$6,846
Power Financial Corp. (1)	5,416	124,509
Rogers Communications, Inc., Class B (1)	4,353	150,123
Royal Bank of Canada (1)	4,402	235,895
Saputo, Inc. (1)	3,300	78,941
Shaw Communications, Inc., Class B (1)	4,406	75,784
Silver Wheaton Corp. (1)	13,064	162,391
Toronto-Dominion Bank/The (1)	5,898	231,197
Yamana Gold, Inc. (1)	9,862	18,317

		3,867,544

China - 0.0% (a)
Yangzijiang Shipbuilding Holdings Ltd.	26,500	20,473

Denmark - 1.8%
Coloplast A/S, Class B	3,942	318,266
DSV A/S	2,449	96,401
Novo Nordisk A/S, Class B	4,374	253,247

		667,914

Finland - 0.4%
Kone OYJ, Class B	1,774	75,113
Metso OYJ	300	6,720
Orion OYJ, Class B	676	23,388
Sampo OYJ, A Shares	796	40,423

		145,644

France - 5.4%
Air Liquide SA	37	4,154
Atos SE	474	39,794
Cie Generale des Etablissements Michelin	975	92,803
CNP Assurances	8,342	112,528
Danone SA	4,618	312,055
Dassault Systemes	2,643	211,257
Electricite de France SA	3,830	56,406
Engie	3,531	62,546
Essilor International SA	289	36,020
Hermes International	289	97,689
Iliad SA	455	108,462
L’Oreal SA	1,386	233,132
Pernod Ricard SA	898	102,412
Sanofi	1,309	111,555
SCOR SE	2,005	75,023
SES SA FDR	361	10,003
Societe BIC SA	370	60,885
Sodexo SA	910	88,904
Thales SA	305	22,829
TOTAL SA	3,789	169,866
Vinci SA	411	26,343

		2,034,666

Germany - 2.8%
adidas AG	610	59,206
Bayer AG	447	55,826
Beiersdorf AG	3,124	283,945
Deutsche Post AG	1,190	33,270
Fresenius Medical Care AG & Co. KGaA	589	49,496
Hannover Rueck SE	529	60,406
HUGO BOSS AG	510	42,080

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 2.8% (continued)
MAN SE	2,968	$298,260
Merck KGaA	458	44,344
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	262	52,200
SAP SE	1,098	87,130

		1,066,163

Hong Kong - 4.1%
BOC Hong Kong Holdings Ltd.	31,500	95,855
CK Hutchison Holdings Ltd.	6,000	80,652
CLP Holdings Ltd.	37,500	317,850
Hang Seng Bank Ltd.	14,700	278,614
HKT Trust & HKT Ltd.	35,000	44,681
Hong Kong & China Gas Co., Ltd.	125,459	245,529
MGM China Holdings Ltd.	6,400	7,954
MTR Corp. Ltd.	52,500	259,235
SJM Holdings Ltd.	221,000	156,611
WH Group Ltd. 144A †(b)	78,500	43,691
Yue Yuen Industrial Holdings Ltd.	7,000	23,713

		1,554,385

Italy - 0.4%
Assicurazioni Generali SpA	362	6,613
Eni SpA	3,488	51,825
Luxottica Group SpA	1,301	84,780

		143,218

Japan - 28.4%
ABC-Mart, Inc.	1,700	93,055
Ajinomoto Co., Inc.	1,000	23,676
Amada Holdings Co., Ltd.	2,000	19,085
Asahi Group Holdings Ltd.	1,400	43,826
Asahi Kasei Corp.	2,000	13,524
Astellas Pharma, Inc.	24,100	343,082
Bandai Namco Holdings, Inc.	7,500	158,453
Benesse Holdings, Inc.	5,400	155,509
Bridgestone Corp.	4,400	150,926
Brother Industries Ltd.	14,700	168,870
Calbee, Inc.	5,500	232,260
Canon, Inc.	9,900	299,475
Chugai Pharmaceutical Co., Ltd.	4,800	167,312
COLOPL, Inc.	7,700	151,827
Dai Nippon Printing Co., Ltd.	1,000	9,889
Daihatsu Motor Co., Ltd.	3,900	52,611
Eisai Co., Ltd.	1,600	105,841
FamilyMart Co., Ltd.	3,300	153,565
FANUC Corp.	600	103,374
Fast Retailing Co., Ltd.	300	104,943
Fuji Heavy Industries Ltd.	3,100	127,708
GungHo Online Entertainment, Inc.	101,500	275,738
Hakuhodo DY Holdings, Inc.	7,500	81,147
Hino Motors Ltd.	800	9,246
Hisamitsu Pharmaceutical Co., Inc.	5,200	218,310
Hitachi Chemical Co., Ltd.	2,500	39,662
Hitachi High-Technologies Corp.	1,000	27,043
Hitachi Metals Ltd.	7,800	96,238
Hoya Corp.	2,500	102,231
Inpex Corp.	4,000	38,996
ITOCHU Corp.	5,900	69,788
Japan Airlines Co., Ltd.	7,400	264,867
Japan Airport Terminal Co., Ltd.	300	13,281
Japan Tobacco, Inc.	4,200	154,198

	SHARES	VALUE (Note 4)
Japan - 28.4% (continued)
JGC Corp.	2,000	$30,612
JX Holdings, Inc.	19,700	82,682
Kajima Corp.	8,000	47,612
Kakaku.com, Inc.	900	17,703
Kamigumi Co., Ltd.	12,000	103,318
Kao Corp.	4,300	220,972
KDDI Corp.	4,000	103,881
Kirin Holdings Co., Ltd.	1,700	23,081
Komatsu Ltd.	7,000	114,537
Konica Minolta, Inc.	4,300	43,065
Kubota Corp.	1,000	15,449
Kuraray Co., Ltd.	1,300	15,747
Kurita Water Industries Ltd.	1,500	31,412
Lawson, Inc.	1,300	105,522
Makita Corp.	800	46,101
Marubeni Corp.	16,200	83,286
McDonald’s Holdings Co., Japan Ltd.	3,300	71,764
Mitsubishi Corp.	5,100	84,829
Mitsubishi Electric Corp.	13,000	136,459
Mitsubishi Heavy Industries Ltd.	1,000	4,372
Mitsubishi Motors Corp.	12,900	109,141
Mitsubishi Tanabe Pharma Corp.	3,200	55,132
Mitsui & Co., Ltd.	9,900	117,632
Mizuho Financial Group, Inc.	23,100	46,200
Nabtesco Corp.	3,200	65,008
NH Foods Ltd.	1,000	19,600
Nikon Corp.	900	12,054
Nippon Express Co., Ltd.	12,000	56,391
Nissin Foods Holdings Co., Ltd.	4,500	238,787
Nitori Holdings Co., Ltd.	1,600	134,371
Nitto Denko Corp.	1,600	116,809
Nomura Research Institute Ltd.	1,870	71,815
NTT DOCOMO, Inc.	7,700	157,939
Obayashi Corp.	7,000	64,590
Omron Corp.	1,200	40,016
Oracle Corp. Japan	3,000	139,680
Osaka Gas Co., Ltd.	107,000	386,478
Otsuka Corp.	600	29,474
Otsuka Holdings Co., Ltd.	8,300	294,890
Recruit Holdings Co., Ltd.	12,700	373,301
Sankyo Co., Ltd.	1,000	37,328
Sanrio Co., Ltd.	1,200	28,192
Santen Pharmaceutical Co., Ltd.	5,800	95,488
Secom Co., Ltd.	600	40,662
Seven & i Holdings Co., Ltd.	800	36,628
Shimamura Co., Ltd.	2,700	316,195
Shimizu Corp.	1,000	8,154
Shin-Etsu Chemical Co., Ltd.	800	43,493
Shiseido Co., Ltd.	600	12,449
SMC Corp.	200	51,947
Sony Financial Holdings, Inc.	400	7,155
Sumitomo Corp.	6,100	62,191
Sumitomo Dainippon Pharma Co., Ltd.	1,100	12,960
Sumitomo Heavy Industries Ltd.	5,000	22,414
Sumitomo Mitsui Financial Group, Inc.	1,900	71,708
Suntory Beverage & Food Ltd.	2,700	118,196
Suzuki Motor Corp.	400	12,154
Sysmex Corp.	1,300	83,388
T&D Holdings, Inc.	3,400	44,858
Taisei Corp.	10,000	65,870
Takeda Pharmaceutical Co., Ltd.	1,000	49,859

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 28.4% (continued)
THK Co., Ltd.	700	$12,974
Toho Gas Co., Ltd.	57,000	368,119
Tokyo Electron Ltd.	300	18,175
Tokyo Gas Co., Ltd.	86,000	404,096
Toshiba Corp. †	16,000	32,884
TOTO Ltd.	500	17,566
Toyo Suisan Kaisha Ltd.	5,800	202,145
Trend Micro, Inc.	3,200	129,847
Unicharm Corp.	1,200	24,506
USS Co., Ltd.	800	12,021
West Japan Railway Co.	700	48,386
Yamato Holdings Co., Ltd.	7,200	152,555
Yamazaki Baking Co., Ltd.	7,000	157,401

		10,783,232

Netherlands - 1.2%
Aegon NV	15,225	86,104
Koninklijke Ahold NV	16,757	353,463
NN Group NV	640	22,581
Randstad Holding NV	201	12,517

		474,665

Norway - 1.0%
Norsk Hydro ASA	9,149	34,008
Orkla ASA	5,852	46,166
Statoil ASA	5,809	81,017
Telenor ASA	11,356	189,288
Yara International ASA	330	14,193

		364,672

Portugal - 0.1%
EDP - Energias de Portugal SA	10,308	37,143

Singapore - 3.8%
ComfortDelGro Corp. Ltd.	16,500	35,331
DBS Group Holdings Ltd.	16,400	192,200
Genting Singapore PLC	28,700	15,486
Keppel Corp. Ltd.	17,500	79,943
Oversea-Chinese Banking Corp. Ltd.	33,500	207,111
Singapore Airlines Ltd.	18,600	146,558
Singapore Telecommunications Ltd.	124,800	321,768
StarHub Ltd.	41,100	106,958
United Overseas Bank Ltd.	12,400	170,957
Wilmar International Ltd.	75,100	154,956

		1,431,268

Spain - 1.4%
Enagas SA	1,116	31,480
Endesa SA	3,730	74,934
Gas Natural SDG SA	4,471	91,174
Iberdrola SA	19,499	138,228
Industria de Diseno Textil SA	4,730	162,495
Telefonica SA	3,067	34,025

		532,336

Sweden - 3.2%
Atlas Copco AB, A Shares	1,482	36,346
Boliden AB	2,475	41,466
Hennes & Mauritz AB, B Shares	9,083	323,085
ICA Gruppen AB	3,339	121,260
Skanska AB, B Shares	706	13,692
Svenska Cellulosa AB SCA, Class B	3,372	97,721
Swedish Match AB	6,532	230,824

	SHARES	VALUE (Note 4)
Sweden - 3.2% (continued)
Tele2 AB, B Shares	13,401	$133,641
TeliaSonera AB	46,084	228,848

		1,226,883

Switzerland - 5.6%
ABB Ltd. †	1,047	18,686
Coca-Cola HBC AG †	5,911	125,879
Kuehne + Nagel International AG	2,322	318,112
Nestle SA	4,807	356,849
Novartis AG	3,246	279,219
Roche Holding AG	701	194,253
Schindler Holding AG	639	106,904
SGS SA	71	134,935
Sika AG	11	39,752
Sonova Holding AG	249	31,636
Swatch Group AG/The	37	12,849
Swiss Life Holding AG †	81	21,817
Swiss Re AG	2,641	257,937
Swisscom AG	229	114,593
Zurich Insurance Group AG †	426	109,439

		2,122,860

United Kingdom - 13.5%
Admiral Group PLC	5,948	145,343
Aggreko PLC	7,907	106,442
Associated British Foods PLC	6,170	303,608
AstraZeneca PLC	3,756	253,708
BAE Systems PLC	15,484	114,001
BP PLC	15,556	80,840
British American Tobacco PLC	2,943	163,437
BT Group PLC	35,373	245,615
Bunzl PLC	1,978	54,878
Burberry Group PLC	7,308	128,577
Centrica PLC	66,140	212,374
Compass Group PLC	11,100	192,343
Diageo PLC	3,162	86,347
easyJet PLC	547	14,029
Experian PLC	561	9,915
GKN PLC	7,741	35,128
GlaxoSmithKline PLC	4,957	100,111
HSBC Holdings PLC	34,351	271,174
Imperial Tobacco Group PLC	2,019	106,639
J Sainsbury PLC	42,531	161,967
Kingfisher PLC	5,264	25,496
Marks & Spencer Group PLC	4,636	30,867
National Grid PLC	20,399	281,335
Next PLC	481	51,645
Pearson PLC	795	8,594
Reckitt Benckiser Group PLC	3,113	288,034
Royal Dutch Shell PLC, B Shares	8,717	198,669
Royal Mail PLC	43,757	286,603
Sage Group PLC/The	3,363	29,880
Shire PLC	288	19,759
Sky PLC	13,247	217,155
Smith & Nephew PLC	14,928	266,048
SSE PLC	9,272	208,191
Standard Chartered PLC	973	8,073
Tate & Lyle PLC	5,428	47,812
Unilever NV CVA	3,728	162,385
United Utilities Group PLC	2,762	38,031
Whitbread PLC	1,298	84,132

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
United Kingdom - 13.5% (continued)
WM Morrison Supermarkets PLC	19,883	$43,323
WPP PLC	2,435	56,009

		5,138,517

TOTAL COMMON STOCKS (cost $35,578,948)		35,444,077

PREFERRED STOCKS - 0.4%

Germany - 0.4%
Henkel AG & Co. KGaA
(cost $133,153)	1,444	161,154

EXCHANGE-TRADED FUNDS (ETF) - 4.9%

United States - 4.9%
iShares MSCI EAFE ETF (1)
(cost $1,844,113)	31,357	1,842,224

MONEY MARKET FUNDS - 1.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (c)
(cost $688,941)	688,941	688,941

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 100.5% (cost $38,245,155)		38,136,396

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)		(171,720)

NET ASSETS - 100.0%		$37,964,676

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,990,085	10.5%
Consumer Staples	7,544,961	19.9
Energy	1,306,197	3.4
Exchange-Traded Funds	1,842,224	4.9
Financials	4,231,181	11.1
Health Care	3,746,399	9.9
Industrials	5,112,331	13.5
Information Technology	1,780,791	4.7
Materials	1,487,048	3.9
Telecommunication Services	3,110,328	8.2
Utilities	3,295,910	8.7
Money Market Funds	688,941	1.8

Total Investments In Securities, At Value	38,136,396	100.5
Liabilities in Excess of Other Assets	(171,720)	(0.5)

Net Assets	$37,964,676	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

COMMON STOCKS - 96.5%	SHARES	VALUE (Note 4)
Brazil - 5.5%
Ambev SA ADR (1)	68,019	$303,365
BM&FBovespa SA - Bolsa de Valores
Mercadorias e Futuros (1)	9,900	27,251
BRF SA (1)	9,400	131,630
Cia Energetica de Minas Gerais ADR (1)	25,021	37,531
Cia Paranaense de Energia ADR (1)	2,663	15,632
Localiza Rent a Car SA (1)	4,610	28,921
Natura Cosmeticos SA (1)	17,100	101,530
Odontoprev SA (1)	163,900	391,496
Qualicorp SA (1)	13,400	47,859
Telefonica Brasil SA ADR (1)	3,051	27,550
Tim Participacoes SA ADR (1)	12,899	109,383
TOTVS SA (1)	8,100	63,531
Tractebel Energia SA (1)	31,200	264,111
Ultrapar Participacoes SA (1)	6,000	91,678
WEG SA (1)	34,580	130,672

		1,772,140

Chile - 4.5%
Banco de Chile (1)	4,373,555	445,528
Banco Santander Chile ADR (1)	3,091	54,525
Empresa Nacional de Electricidad SA ADR (1)(a)	7,636	282,990
Empresas COPEC SA (1)	19,020	163,292
Enersis SA ADR (1)	25,630	311,405
SACI Falabella (1)	28,407	181,052

		1,438,792

China - 8.7%
Agricultural Bank of China Ltd., H Shares	427,000	173,768
Anhui Conch Cement Co., Ltd., H Shares (a)	7,000	18,712
ANTA Sports Products Ltd.	115,000	314,394
Bank of China Ltd., H Shares	106,000	47,034
Bank of Communications Co., Ltd., H Shares	158,000	110,802
Beijing Capital International Airport Co., Ltd., H Shares	20,000	21,481
Belle International Holdings Ltd.	289,000	216,232
China Communications Services Corp. Ltd., H Shares	796,000	297,753
China Construction Bank Corp., H Shares	369,000	251,713
China Galaxy Securities Co., Ltd., H Shares	77,000	69,980
China Life Insurance Co., Ltd., H Shares	4,000	12,841
China Petroleum & Chemical Corp., H Shares	22,000	13,212
China Telecom Corp. Ltd., H Shares	250,000	116,617
CSPC Pharmaceutical Group Ltd.	38,000	38,741
ENN Energy Holdings Ltd. (a)	34,000	180,357
Hengan International Group Co., Ltd.	9,000	84,493
Industrial & Commercial Bank of China Ltd., H Shares	280,000	167,837
Jiangsu Expressway Co., Ltd., H Shares	88,000	118,106
Luye Pharma Group Ltd. †	92,500	96,239
Sinopec Engineering Group Co., Ltd., H Shares	126,500	107,605
Tsingtao Brewery Co., Ltd., H Shares (a)	30,000	135,142

	SHARES	VALUE (Note 4)
China - 8.7% (continued)
Want Want China Holdings Ltd. (a)	110,000	$81,640
Weichai Power Co., Ltd., H Shares (a)	70,000	77,088
Zhejiang Expressway Co., Ltd., H Shares	36,000	43,014

		2,794,801

Hong Kong - 5.1%
China Gas Holdings Ltd.	30,000	43,106
China Mobile Ltd.	41,000	461,500
China Resources Gas Group Ltd.	66,000	196,700
China Resources Power Holdings Co., Ltd.	30,000	58,041
Guangdong Investment Ltd.	274,000	386,951
Haier Electronics Group Co., Ltd.	60,000	121,111
Sino Biopharmaceutical Ltd.	288,000	260,386
Sun Art Retail Group Ltd.	146,500	110,224

		1,638,019

India - 7.7%
Dr. Reddy’s Laboratories Ltd. ADR (1)(a)	7,971	368,978
ICICI Bank Ltd. ADR (1)	46,664	365,379
Infosys Ltd. ADR (1)	28,241	473,037
Larsen & Toubro Ltd. GDR	4,719	90,711
Reliance Industries Ltd. GDR 144A (b)	7,760	238,021
State Bank of India GDR	6,431	216,280
Tata Motors Ltd. ADR (1)†	7,405	218,225
Wipro Ltd. ADR (1)(a)	42,174	486,688

		2,457,319

Indonesia - 3.2%
Bank Central Asia Tbk PT	119,600	114,586
Kalbe Farma Tbk PT	2,844,500	270,638
Perusahaan Gas Negara Persero Tbk	81,700	16,108
Semen Indonesia Persero Tbk PT	103,600	84,889
Telekomunikasi Indonesia Persero Tbk PT ADR (1)	6,726	298,635
Unilever Indonesia Tbk PT	85,000	226,900
United Tractors Tbk PT	11,100	13,516

		1,025,272

Korea, Republic of - 13.9%
Amorepacific Corp. †	272	95,452
Cheil Worldwide, Inc. †	9,226	161,360
Coway Co., Ltd. †	2,354	167,609
Dongbu Insurance Co., Ltd. †	7,714	461,540
Hanon Systems †	2,082	91,433
Hanssem Co., Ltd. †	64	12,540
Hanwha Life Insurance Co., Ltd. †	21,214	133,283
Hyundai Glovis Co., Ltd. †	583	94,990
Hyundai Marine & Fire Insurance Co., Ltd. †	17,626	540,061
Kangwon Land, Inc. †	6,617	215,968
KB Financial Group, Inc. †	1,404	39,556
KEPCO Plant Service & Engineering Co., Ltd. †	1,227	92,815
Kia Motors Corp. †	9,785	436,313
Korea Electric Power Corp. †	765	32,411
Korea Zinc Co., Ltd. †	24	9,559
KT Corp. †	1,517	36,352
KT&G Corp. †	1,345	119,524
LG Chem Ltd. †	395	109,053
LG Display Co., Ltd. †	1,880	38,939

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Korea, Republic of - 13.9% (continued)
LG Household & Health Care Ltd. †	86	$76,367
LG Uplus Corp. †	5,806	51,269
NAVER Corp. †	21	11,710
NCSoft Corp.	738	133,043
S-1 Corp. †	5,048	428,302
Samsung Electronics Co., Ltd.	287	306,109
Samsung Electronics Co., Ltd. GDR	1	530
Samsung Fire & Marine Insurance Co., Ltd. †	1,018	266,112
Samsung Life Insurance Co., Ltd. †	2,063	192,787
Samsung SDS Co., Ltd. †	42	9,034
SK Hynix, Inc. †	601	15,526
SK Telecom Co., Ltd.	90	16,472
Yuhan Corp. †	336	77,513

		4,473,532

Malaysia - 9.0%
Axiata Group Bhd	48,700	72,575
British American Tobacco Malaysia Bhd	16,200	211,294
DiGi.Com Bhd	153,000	192,098
Genting Malaysia Bhd	32,900	33,516
IHH Healthcare Bhd	180,400	276,379
IOI Corp. Bhd	13,300	13,775
Malayan Banking Bhd	103,800	202,702
Maxis Bhd	140,000	221,209
MISC Bhd	17,100	37,176
Petronas Dagangan Bhd	38,900	225,412
Petronas Gas Bhd	92,900	491,406
Public Bank Bhd	52,900	227,936
Telekom Malaysia Bhd	254,600	401,196
Tenaga Nasional Bhd	41,000	126,944
Westports Holdings Bhd	169,600	162,278

		2,895,896

Malta - 0.0% (c)
Brait SE †	886	9,559

Mexico - 6.6%
America Movil SAB de CV, Class L ADR (1)(a)	1,212	17,041
Arca Continental SAB de CV (1)	71,400	433,674
Coca-Cola Femsa SAB de CV ADR (1)	1,117	79,095
El Puerto de Liverpool SAB de CV (1)	9,000	109,721
Gentera SAB de CV (1)	16,700	32,316
Gruma SAB de CV, Class B (1)	19,100	267,918
Grupo Aeroportuario del Pacifico SAB de CV ADR (1)	2,853	251,863
Grupo Aeroportuario del Sureste SAB de CV ADR (1)	769	108,175
Grupo Bimbo SAB de CV, Series A (1)†	8,500	22,662
Grupo Financiero Inbursa SAB de CV, Class O (1)	16,900	30,496
Grupo Lala SAB de CV (1)	67,600	157,169
Industrias Penoles SAB de CV (1)	8,220	84,525
Kimberly-Clark de Mexico SAB de CV, Class A (1)	38,300	89,714
Promotora y Operadora de
Infraestructura SAB de CV (1)†(a)	5,000	58,815
Wal-Mart de Mexico SAB de CV (1)(a)	147,300	371,701

		2,114,885

Poland - 4.3%
Bank Pekao SA	9,562	349,231

	SHARES	VALUE (Note 4)
Poland - 4.3% (continued)
Bank Zachodni WBK SA †	492	$35,451
Energa SA	50,013	161,003
Eurocash SA	2,410	29,700
LPP SA	18	25,436
Orange Polska SA	60,177	100,474
PGE Polska Grupa Energetyczna SA	100,796	326,788
Polski Koncern Naftowy Orlen SA	4,093	70,458
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	39,452
Powszechna Kasa Oszczednosci Bank Polski SA †	5,747	39,917
Powszechny Zaklad Ubezpieczen SA	21,850	188,500

		1,366,410

South Africa - 9.5%
Barclays Africa Group Ltd.	6,056	56,189
Bidvest Group Ltd./The	16,896	358,621
FirstRand Ltd.	13,786	37,676
Mr Price Group Ltd.	15,404	199,211
Nedbank Group Ltd.	5,788	70,706
Netcare Ltd.	80,072	175,372
Pick n Pay Stores Ltd.	102,498	430,538
RMB Holdings Ltd.	69,000	247,389
Sasol Ltd.	849	22,921
Shoprite Holdings Ltd. (a)	26,846	248,784
SPAR Group Ltd./The	20,243	240,857
Standard Bank Group Ltd. (a)	16,159	118,449
Telkom SA SOC Ltd.	3,184	13,229
Tiger Brands Ltd.	8,525	174,620
Truworths International Ltd.	60,093	354,249
Vodacom Group Ltd.	30,039	296,056

		3,044,867

Taiwan - 13.7%
Advantech Co., Ltd.	25,000	160,095
Asia Cement Corp.	32,000	26,627
Asustek Computer, Inc.	32,000	264,220
Chang Hwa Commercial Bank Ltd.	152,000	72,387
Cheng Shin Rubber Industry Co., Ltd.	16,000	25,860
Chicony Electronics Co., Ltd.	4,000	8,749
China Steel Corp.	93,359	50,897
Chunghwa Telecom Co., Ltd. ADR (1)	16,360	491,291
E.Sun Financial Holding Co., Ltd.	135,000	78,379
Far EasTone Telecommunications Co., Ltd. †	230,000	472,697
Feng TAY Enterprise Co., Ltd.	11,000	55,941
First Financial Holding Co., Ltd.	15,975	7,420
Formosa Petrochemical Corp.	6,000	14,352
Fubon Financial Holding Co., Ltd.	71,000	96,576
Hon Hai Precision Industry Co., Ltd.	40,530	99,189
HTC Corp.	29,000	68,521
Hua Nan Financial Holdings Co., Ltd.	399,000	184,693
Inotera Memories, Inc. †	30,000	25,305
Lite-On Technology Corp.	30,869	29,770
MediaTek, Inc.	5,000	37,817
Mega Financial Holding Co., Ltd.	518,000	333,962
Novatek Microelectronics Corp.	11,000	42,824
President Chain Store Corp.	76,000	474,333
Realtek Semiconductor Corp.	62,442	148,648
Standard Foods Corp.	5,000	12,444
Taiwan Business Bank †	340,000	84,426
Taiwan Cooperative Financial Holding
Co., Ltd.	288,000	119,960

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Taiwan - 13.7% (continued)
Taiwan Mobile Co., Ltd.	150,000	$455,530
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	5,425	123,419
Teco Electric and Machinery Co., Ltd.	21,000	16,733
Uni-President Enterprises Corp.	176,172	293,667
Wan Hai Lines Ltd.	59,000	32,513

		4,409,245

Thailand - 3.0%
Advanced Info Service PCL NVDR	70,200	295,356
Bangkok Bank PCL NVDR	17,300	72,987
Bangkok Dusit Medical Services PCL NVDR	50,000	30,891
BTS Group Holdings PCL NVDR	975,800	246,321
Bumrungrad Hospital PCL NVDR	22,400	130,795
Delta Electronics Thailand PCL NVDR	38,900	82,198
Siam Cement PCL/The NVDR	7,700	97,981
Siam Commercial Bank PCL/The NVDR	2,500	8,247

		964,776

Turkey - 1.8%
BIM Birlesik Magazalar AS	15,784	277,832
Eregli Demir ve Celik Fabrikalari TAS	19,919	20,728
Turk Telekomunikasyon AS	127,627	238,692
Turkcell Iletisim Hizmetleri AS	15,348	52,027

		589,279

TOTAL COMMON STOCKS (cost $34,682,102)		30,994,792

PREFERRED STOCKS - 0.2%

Brazil - 0.2%
Cia Energetica de Sao Paulo, Series B (1)
(cost $151,410)	15,800	53,515

MONEY MARKET FUNDS - 3.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (d)
(cost $970,161)	970,161	970,161

SECURITIES LENDING COLLATERAL - 5.7%

Money Market Funds - 5.7%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.090% (d)(e)
(cost $1,819,901)	1,819,901	1,819,901

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 105.4% (cost $37,623,574)		33,838,369

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4%) (f)		(1,727,012)

NET ASSETS - 100.0%		$32,111,357

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,744,436; cash collateral of $1,819,901 was received with which the Fund purchased a money market fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,940,172	9.2%
Consumer Staples	5,296,044	16.5
Energy	878,798	2.7
Financials	6,396,417	20.0
Health Care	2,165,287	6.7
Industrials	2,519,717	7.8
Information Technology	2,628,901	8.2
Materials	502,971	1.6
Telecommunication Services	4,735,001	14.7
Utilities	2,984,999	9.3
Money Market Funds	970,161	3.0
Securities Lending Collateral	1,819,901	5.7
Total Investments In Securities, At Value	33,838,369	105.4

Liabilities in Excess of Other Assets (f)	(1,727,012)	(5.4)

Net Assets	$32,111,357	100.0%

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Open futures contracts outstanding at December 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
19	J.P. Morgan	E-Mini MSCI Emerging Markets Index Futures	03/2016	$756,962	$748,125	$(8,837)

Collateral pledged to, or (received from), each counterparty at December 31, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
J.P. Morgan
Cash	$—	$41,786	$41,786

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 90.0%	SHARES	VALUE (Note 4)
Australia - 1.4%
AMP Ltd.	23,185	$97,690
Asciano Ltd.	4,017	25,539
ASX Ltd.	1,555	47,840
BHP Billiton Ltd.	25,910	333,450
CIMIC Group Ltd.	7,096	124,477
Computershare Ltd.	3,819	32,135
Dexus Property Group REIT	6,812	36,950
Flight Centre Travel Group Ltd.	7,703	222,160
Goodman Group REIT	14,552	65,942
GPT Group/The REIT (Escrow) (3)†(a)	96,388	—
GPT Group/The REIT	14,949	51,771
Harvey Norman Holdings Ltd.	56,179	169,825
LendLease Group	5,111	52,733
Macquarie Group Ltd.	11,924	713,329
Mirvac Group REIT	30,051	43,019
National Australia Bank Ltd.	18,772	409,639
Newcrest Mining Ltd. †	6,113	57,843
Qantas Airways Ltd. †	100,031	296,499
Scentre Group REIT	45,297	137,393
Stockland REIT	18,057	53,602
Telstra Corp. Ltd.	35,604	144,684
Vicinity Centres REIT	25,640	52,015
Westfield Corp. REIT	15,829	108,902

		3,277,437

Belgium - 0.9%
Ageas	13,846	642,647
Delhaize Group	950	92,460
KBC Groep NV	10,780	674,032
Proximus	22,823	742,682

		2,151,821

Canada - 1.9%
Bank of Nova Scotia/The (1)	2,349	95,016
BlackBerry Ltd. (1)†	10,102	93,741
Brookfield Asset Management, Inc., Class A (1)	7,203	227,225
Cameco Corp. (1)	35,393	436,625
Canadian Imperial Bank of Commerce (1)	4,677	308,228
Canadian Tire Corp. Ltd., Class A (1)	1,100	93,934
CGI Group, Inc., Class A (1)†	8,973	359,257
Constellation Software, Inc. (1)	1,359	566,582
Crescent Point Energy Corp. (1)	3,000	34,950
Dollarama, Inc. (1)	8,200	473,736
Fairfax Financial Holdings Ltd. (1)	499	236,900
Great-West Lifeco, Inc. (1)	2,245	56,024
Industrial Alliance Insurance & Financial Services, Inc. (1)	2,077	66,241
Magna International, Inc. (1)	19,084	774,007
Manulife Financial Corp. (1)	14,624	219,196
Power Corp. of Canada (1)	2,746	57,432
RioCan Real Estate Investment Trust REIT (1)	2,100	35,954
SNC-Lavalin Group, Inc. (1)	4,468	132,778

		4,267,826

Denmark - 0.6%
DSV A/S	6,183	243,385
ISS A/S	12,344	444,961
Novo Nordisk A/S, Class B	1,988	115,102
Pandora A/S	2,429	306,258
Vestas Wind Systems A/S	2,026	141,493

		1,251,199

	SHARES	VALUE (Note 4)
Finland - 0.4%
Nokia OYJ	31,442	$222,437
Orion OYJ, Class B	19,555	676,569
Stora Enso OYJ, R Shares	10,839	98,008

		997,014

France - 3.8%
Atos SE	9,837	825,841
AXA SA	2,326	63,555
Cap Gemini SA	11,987	1,112,221
CNP Assurances	5,586	75,351
Klepierre REIT	1,740	77,343
Numericable-SFR SAS	2,570	93,363
Peugeot SA †	97,405	1,707,405
Sanofi	17,939	1,528,793
SCOR SE	15,325	573,427
Societe BIC SA	1,646	270,858
Societe Generale SA	9,598	442,296
Thales SA	4,673	349,773
Unibail-Rodamco SE REIT	1,072	272,214
Valeo SA	1,605	247,450
Vinci SA	14,308	917,068

		8,556,958

Germany - 2.9%
Allianz SE	2,889	509,267
Deutsche Boerse AG	1,565	137,565
Deutsche Lufthansa AG †	38,309	603,408
Evonik Industries AG	19,209	635,376
Fresenius SE & Co. KGaA	2,383	169,746
Hannover Rueck SE	6,568	749,997
Infineon Technologies AG	9,616	140,189
Merck KGaA	3,139	303,921
METRO AG	14,938	475,885
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	3,761	749,331
OSRAM Licht AG	24,663	1,030,395
ProSiebenSat.1 Media SE	8,045	405,881
SAP SE	4,847	384,625
Siemens AG	2,000	193,492

		6,489,078

Hong Kong - 0.8%
AIA Group Ltd.	28,800	172,082
ASM Pacific Technology Ltd.	1,882	14,694
Cheung Kong Infrastructure Holdings Ltd.	4,749	43,875
Cheung Kong Property Holdings Ltd.	30,201	195,370
Hong Kong Exchanges and Clearing Ltd.	9,069	231,031
Kerry Properties Ltd.	73,500	200,021
Li & Fung Ltd.	96,000	64,924
Link REIT	18,829	112,256
New World Development Co., Ltd.	63,000	61,862
NWS Holdings Ltd.	12,500	18,659
PCCW Ltd.	32,406	18,943
Sino Land Co., Ltd.	152,000	221,427
Techtronic Industries Co., Ltd.	21,000	85,013
WH Group Ltd. 144A †(b)	132,000	73,467
Wheelock & Co., Ltd.	24,000	100,709
Yue Yuen Industrial Holdings Ltd.	69,623	235,849

		1,850,182

Ireland - 0.3%
Accenture PLC, Class A (1)	1,527	159,572
XL Group PLC (1)	13,056	511,534

		671,106

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Italy - 1.3%
Banco Popolare SC †	40,962	$564,470
Eni SpA	9,963	148,032
Finmeccanica SpA †	25,733	357,798
Intesa Sanpaolo SpA	90,630	300,982
Mediobanca SpA	35,791	343,095
Prysmian SpA	42,895	937,218
UniCredit SpA	50,430	278,812

		2,930,407

Japan - 7.8%
Aeon Mall Co., Ltd.	1,100	18,867
Alps Electric Co., Ltd.	8,200	222,368
Astellas Pharma, Inc.	31,400	447,003
Bandai Namco Holdings, Inc.	10,700	226,060
Bridgestone Corp.	7,000	240,110
Central Japan Railway Co.	500	88,767
Chubu Electric Power Co., Inc.	15,000	205,406
Dai-ichi Life Insurance Co., Ltd./The	8,400	139,757
Daiichi Sankyo Co., Ltd.	3,700	76,367
Daito Trust Construction Co., Ltd.	686	79,240
Daiwa House Industry Co., Ltd.	4,151	119,326
Daiwa Securities Group, Inc.	15,000	91,705
East Japan Railway Co.	712	67,046
Fuji Heavy Industries Ltd.	13,833	569,868
FUJIFILM Holdings Corp.	9,744	406,641
Fujitsu Ltd.	17,115	85,423
Hachijuni Bank Ltd./The	21,000	128,520
Hakuhodo DY Holdings, Inc.	11,200	121,179
Hitachi High-Technologies Corp.	6,758	182,757
Hokuhoku Financial Group, Inc.	48,000	97,850
Hoya Corp.	4,606	188,351
Hulic Co., Ltd.	2,600	22,829
Isetan Mitsukoshi Holdings Ltd.	6,500	84,767
Japan Airlines Co., Ltd.	9,000	322,136
Japan Real Estate Investment Corp. REIT	10	48,527
Japan Retail Fund Investment Corp. REIT	19	36,554
Japan Tobacco, Inc.	9,300	341,438
JTEKT Corp.	7,688	125,838
Kamigumi Co., Ltd.	8,000	68,879
Kao Corp.	1,600	82,222
Koito Manufacturing Co., Ltd.	4,100	168,130
Konami Holdings Corp.	8,300	197,578
Konica Minolta, Inc.	41,300	413,627
Medipal Holdings Corp.	5,700	97,151
MEIJI Holdings Co., Ltd.	7,600	627,757
Mitsubishi Electric Corp.	27,000	283,415
Mitsubishi Estate Co., Ltd.	9,764	203,026
Mitsubishi Motors Corp.	35,100	296,965
Mitsubishi Tanabe Pharma Corp.	12,100	208,466
Mitsubishi UFJ Financial Group, Inc.	92,949	575,749
Mitsui Chemicals, Inc.	14,000	62,090
Mitsui Fudosan Co., Ltd.	7,598	190,694
Mixi, Inc.	9,000	336,631
Mizuho Financial Group, Inc.	115,400	230,800
MS&AD Insurance Group Holdings, Inc.	21,100	618,751
Nexon Co., Ltd.	42,300	688,125
NHK Spring Co., Ltd.	53,000	531,393
Nintendo Co., Ltd.	1,800	247,518
Nippon Building Fund, Inc. REIT	12	57,343
Nippon Express Co., Ltd.	93,000	437,028
Nippon Prologis REIT, Inc.	15	27,134

	SHARES	VALUE (Note 4)
Japan - 7.8% (continued)
Nippon Telegraph & Telephone Corp.	8,096	$322,206
Nippon Yusen KK	101,000	244,793
Nitto Denko Corp.	900	65,705
NOK Corp.	4,900	114,468
Nomura Holdings, Inc.	40,800	227,258
Nomura Real Estate Holdings, Inc.	1,700	31,539
Obayashi Corp.	6,000	55,363
ORIX Corp.	25,190	353,377
Otsuka Corp.	2,800	137,547
Panasonic Corp.	42,200	427,803
Santen Pharmaceutical Co., Ltd.	5,100	83,963
Sekisui House Ltd.	5,000	84,069
Shimadzu Corp.	11,000	184,139
Shimamura Co., Ltd.	600	70,265
Shionogi & Co., Ltd.	12,700	574,424
Sompo Japan Nipponkoa Holdings, Inc.	12,900	423,568
Sony Corp.	21,000	516,113
Sumitomo Chemical Co., Ltd.	18,000	103,376
Sumitomo Mitsui Financial Group, Inc.	8,349	315,100
Sumitomo Realty & Development Co., Ltd.	3,624	103,439
Suzuken Co., Ltd.	7,700	292,617
TDK Corp.	1,500	96,066
Teijin Ltd.	96,000	327,155
Tokyo Electric Power Co., Inc. †	72,170	415,573
Tokyo Tatemono Co., Ltd.	2,000	21,768
Tokyu Fudosan Holdings Corp.	5,000	31,339
Toyoda Gosei Co., Ltd.	4,700	106,770
Toyota Motor Corp.	5,300	326,369
United Urban Investment Corp. REIT	12	16,291
West Japan Railway Co.	2,000	138,246
Yamaha Corp.	3,700	89,371

		17,735,252

Netherlands - 1.7%
ASML Holding NV	2,938	261,046
Boskalis Westminster	12,328	502,886
ING Groep NV CVA	34,347	464,716
Koninklijke Ahold NV	48,937	1,032,250
NN Group NV	22,681	800,252
Randstad Holding NV	2,465	153,499
Wolters Kluwer NV	19,813	665,390

		3,880,039

Singapore - 0.1%
Ascendas Real Estate Investment Trust REIT	16,478	26,409
CapitaLand Commercial Trust Ltd. REIT	16,000	15,181
CapitaLand Mall Trust REIT	19,494	26,451
Sembcorp Industries Ltd.	7,777	16,670
Singapore Exchange Ltd.	6,967	37,680
Singapore Technologies Engineering Ltd.	12,103	25,584

		147,975

South Africa - 0.2%
Investec PLC	16,447	115,968
Mondi PLC	17,535	343,699

		459,667

Spain - 0.8%
ACS Actividades de Construccion y Servicios SA	15,259	446,440
Endesa SA	43,238	868,636
Ferrovial SA	10,475	236,873
Iberdrola SA	14,280	101,231
Industria de Diseno Textil SA	7,787	267,516

		1,920,696

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Sweden - 1.8%
Electrolux AB, Series B	31,349	$756,370
Husqvarna AB, B Shares	71,171	469,686
Investment AB Kinnevik, B Shares	2,409	74,200
Investor AB, B Shares	3,849	141,452
Svenska Cellulosa AB SCA, Class B	37,297	1,080,871
Swedish Match AB	33,802	1,194,475
Telefonaktiebolaget LM Ericsson, B Shares	34,123	328,990

		4,046,044

Switzerland - 2.6%
Actelion Ltd. †	835	116,018
Adecco SA †	1,835	125,592
Coca-Cola HBC AG †	5,454	116,147
Credit Suisse Group AG †	6,457	139,097
Lonza Group AG †	4,146	674,284
Nestle SA	26,603	1,974,880
Novartis AG	8,444	726,347
Roche Holding AG	3,496	968,771
Swiss Life Holding AG †	2,206	594,186
Swiss Re AG	4,429	432,564

		5,867,886

United Kingdom - 6.6%
3i Group PLC	16,669	118,080
AstraZeneca PLC	11,156	753,558
Barclays PLC	227,634	732,701
Barratt Developments PLC	25,501	234,984
BG Group PLC	29,060	421,249
British American Tobacco PLC	1,798	99,850
British Land Co. PLC/The REIT	13,261	153,441
BT Group PLC	137,012	951,353
Direct Line Insurance Group PLC	115,236	690,738
Fiat Chrysler Automobiles NV †	10,835	150,475
GlaxoSmithKline PLC	16,470	332,626
Hammerson PLC REIT	10,329	91,312
HSBC Holdings PLC	67,310	531,360
ICAP PLC	16,897	126,830
Imperial Tobacco Group PLC	14,437	762,528
International Consolidated Airlines Group SA	91,663	821,593
Kingfisher PLC	181,194	877,610
Land Securities Group PLC REIT	8,648	149,913
Lloyds Banking Group PLC	156,323	168,203
Michael Kors Holdings Ltd. (1)†	11,941	478,356
Persimmon PLC †	26,835	800,578
Randgold Resources Ltd.	1,514	93,273
Reckitt Benckiser Group PLC	1,874	173,394
Royal Dutch Shell PLC, B Shares	19,975	455,249
Royal Mail PLC	36,851	241,370
SABMiller PLC	6,091	364,388
Shire PLC	4,081	279,987
Taylor Wimpey PLC	420,538	1,257,141
Travis Perkins PLC	2,470	71,656
Unilever PLC	10,377	445,092
Vodafone Group PLC	210,934	684,010
William Hill PLC	83,449	487,016
WPP PLC	38,472	884,925

		14,884,839

United States - 54.1%
AbbVie, Inc. (1)	6,638	393,235
Aetna, Inc. (1)	13,077	1,413,885
Akamai Technologies, Inc. (1)†	3,125	164,469

	SHARES	VALUE (Note 4)
United States - 54.1% (continued)
Allergan PLC (1)†	2,466	$770,625
Allstate Corp./The (1)	28,228	1,752,677
Alphabet, Inc., Class A (1)†	2,094	1,629,153
Alphabet, Inc., Class C (1)†	1,970	1,494,994
Altria Group, Inc. (1)	21,019	1,223,516
Amazon.com, Inc. (1)†	2,815	1,902,630
American International Group, Inc. (1)	20,773	1,287,303
American Tower Corp. REIT (1)	4,100	397,495
AmerisourceBergen Corp. (1)	11,578	1,200,754
Amgen, Inc. (1)	11,597	1,882,541
Anthem, Inc. (1)	8,429	1,175,340
Apple, Inc. (1)	39,505	4,158,296
Archer-Daniels-Midland Co. (1)	8,078	296,301
Arrow Electronics, Inc. (1)†	3,533	191,418
Assurant, Inc. (1)	16,417	1,322,225
AvalonBay Communities, Inc. REIT (1)	1,311	241,394
Avery Dennison Corp. (1)	6,211	389,181
Avnet, Inc. (1)	25,629	1,097,946
Axis Capital Holdings Ltd. (1)	10,059	565,517
Baker Hughes, Inc. (1)	3,500	161,525
Baxalta, Inc. (1)	13,491	526,554
Berkshire Hathaway, Inc., Class B (1)†	7,437	981,981
Best Buy Co., Inc. (1)	22,882	696,757
Biogen, Inc. (1)†	4,288	1,313,629
Boeing Co./The (1)	5,370	776,448
Boston Properties, Inc. REIT (1)	1,109	141,442
Bristol-Myers Squibb Co. (1)	9,379	645,181
Broadcom Corp., Class A (1)	4,664	269,672
Bunge Ltd. (1)	4,559	311,289
Capital One Financial Corp. (1)	4,000	288,720
Cardinal Health, Inc. (1)	5,591	499,109
Carnival Corp. (1)	27,226	1,483,272
Celgene Corp. (1)†	2,466	295,328
Cigna Corp. (1)	2,408	352,363
Cintas Corp. (1)	3,749	341,346
Cisco Systems, Inc. (1)	41,232	1,119,655
Citigroup, Inc. (1)	22,150	1,146,263
Citizens Financial Group, Inc. (1)	78,032	2,043,658
Citrix Systems, Inc. (1)†	7,945	601,039
Cognizant Technology Solutions Corp., Class A (1)†	10,379	622,948
Comcast Corp., Class A (1)	13,500	761,805
Comerica, Inc. (1)	45,917	1,920,708
ConAgra Foods, Inc. (1)	17,832	751,797
Crown Castle International Corp. REIT (1)	2,397	207,221
CSX Corp. (1)	2,493	64,693
CVS Health Corp. (1)	7,168	700,815
Darden Restaurants, Inc. (1)	22,864	1,455,065
Delta Air Lines, Inc. (1)	28,716	1,455,614
Discover Financial Services (1)	5,266	282,363
Dow Chemical Co./The (1)	1,385	71,300
eBay, Inc. (1)†	13,605	373,865
Edwards Lifesciences Corp. (1)†	7,904	624,258
EI du Pont de Nemours & Co. (1)	5,771	384,349
Electronic Arts, Inc. (1)†	12,112	832,337
Eli Lilly & Co. (1)	2,461	207,364
EMC Corp. (1)	18,752	481,551
Equifax, Inc. (1)	6,504	724,350
Equinix, Inc. REIT (1)	645	195,048
Equity Residential REIT (1)	3,548	289,481
Essex Property Trust, Inc. REIT (1)	722	172,854
Express Scripts Holding Co. (1)†	3,410	298,068
Facebook, Inc., Class A (1)†	8,659	906,251

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
United States - 54.1% (continued)
Fidelity National Information Services, Inc. (1)	7,699	$466,559
Fiserv, Inc. (1)†	678	62,010
Flextronics International Ltd. (1)†	18,873	211,566
Foot Locker, Inc. (1)	6,117	398,156
Four Corners Property Trust, Inc. REIT (1)†	—	8
Gap, Inc./The (1)	3,440	84,968
General Dynamics Corp. (1)	5,908	811,523
General Growth Properties, Inc. REIT (1)	6,409	174,389
General Motors Co. (1)	20,941	712,203
Gilead Sciences, Inc. (1)	18,895	1,911,985
Goldman Sachs Group, Inc./The (1)	1,938	349,286
Goodyear Tire & Rubber Co./The (1)	31,061	1,014,763
Hartford Financial Services Group, Inc./The (1)	15,983	694,621
HCA Holdings, Inc. (1)†	8,939	604,545
HCP, Inc. REIT (1)	4,772	182,481
Hewlett Packard Enterprise Co. (1)	11,790	179,208
HollyFrontier Corp. (1)	18,887	753,402
Hologic, Inc. (1)†	2,885	111,621
Home Depot, Inc./The (1)	7,748	1,024,673
Host Hotels & Resorts, Inc. REIT (1)	9,300	142,662
HP, Inc. (1)	6,287	74,438
Humana, Inc. (1)	436	77,830
Incyte Corp. (1)†	535	58,021
Intel Corp. (1)	15,457	532,494
International Business Machines Corp. (1)	3,437	473,000
International Paper Co. (1)	6,164	232,383
Interpublic Group of Cos., Inc./The (1)	19,831	461,666
Invesco Ltd. (1)	4,065	136,096
JPMorgan Chase & Co. (1)	8,072	532,994
Juniper Networks, Inc. (1)	7,620	210,312
KeyCorp (1)	44,241	583,539
Kimberly-Clark Corp. (1)	3,762	478,903
Kimco Realty Corp. REIT (1)	6,500	171,990
Kraft Heinz Co./The (1)	5,100	371,076
Kroger Co./The (1)	9,950	416,209
L Brands, Inc. (1)	3,076	294,742
L-3 Communications Holdings, Inc. (1)	1,793	214,281
Lear Corp. (1)	2,615	321,200
Lowe’s Cos., Inc. (1)	17,751	1,349,786
LyondellBasell Industries NV, Class A (1)	11,715	1,018,034
Macy’s, Inc. (1)	2,818	98,574
Mallinckrodt PLC (1)†	11,489	857,424
ManpowerGroup, Inc. (1)	15,110	1,273,622
Marathon Petroleum Corp. (1)	19,726	1,022,596
Marvell Technology Group Ltd. (1)	109,934	969,618
Masco Corp. (1)	43,432	1,229,126
Maxim Integrated Products, Inc. (1)	13,356	507,528
McKesson Corp. (1)	6,376	1,257,538
Medivation, Inc. (1)†	18,295	884,380
Merck & Co., Inc. (1)	17,820	941,252
Micron Technology, Inc. (1)†	9,666	136,871
Microsoft Corp. (1)	48,758	2,705,094
Mondelez International, Inc., Class A (1)	16,200	726,408
Morgan Stanley (1)	6,174	196,395
Nasdaq, Inc. (1)	5,077	295,329
Netflix, Inc. (1)†	1,556	177,975
News Corp., Class A (1)	26,114	348,883
NIKE, Inc., Class B (1)	26,818	1,676,125
Northrop Grumman Corp. (1)	7,957	1,502,361

	SHARES	VALUE (Note 4)
United States - 54.1% (continued)
Nuance Communications, Inc. (1)†	5,510	$109,594
NVIDIA Corp. (1)	12,697	418,493
Oracle Corp. (1)	10,317	376,880
PartnerRe Ltd. (1)	401	56,036
PayPal Holdings, Inc. (1)†	5,914	214,087
PepsiCo, Inc. (1)	13,820	1,380,894
Pfizer, Inc. (1)	91,782	2,962,723
Phillips 66 (1)	3,390	277,302
PNC Financial Services Group, Inc./The (1)	19,824	1,889,425
Procter & Gamble Co./The (1)	6,633	526,727
Prologis, Inc. REIT (1)	5,080	218,034
Public Service Enterprise Group, Inc. (1)	22,394	866,424
Public Storage REIT (1)	1,054	261,076
PVH Corp. (1)	3,905	287,603
Quest Diagnostics, Inc. (1)	13,849	985,218
Quintiles Transnational Holdings, Inc. (1)†	19,140	1,314,152
Raytheon Co. (1)	6,933	863,367
Rite Aid Corp. (1)†	6,298	49,376
Robert Half International, Inc. (1)	8,261	389,424
SEI Investments Co. (1)	2,147	112,503
Simon Property Group, Inc. REIT (1)	2,252	437,879
Southwest Airlines Co. (1)	30,941	1,332,319
Staples, Inc. (1)	17,509	165,810
Starwood Hotels & Resorts Worldwide, Inc. (1)	1,087	75,307
SunTrust Banks, Inc. (1)	26,128	1,119,324
Tesoro Corp. (1)	3,899	410,838
Texas Instruments, Inc. (1)	7,281	399,072
Textron, Inc. (1)	2,544	106,873
Time Warner Cable, Inc. (1)	2,386	442,818
TJX Cos., Inc./The (1)	3,964	281,087
Total System Services, Inc. (1)	5,012	249,598
Travelers Cos., Inc./The (1)	10,141	1,144,513
United Continental Holdings, Inc. (1)†	34,149	1,956,738
United Therapeutics Corp. (1)†	9,936	1,556,077
UnitedHealth Group, Inc. (1)	15,668	1,843,184
Universal Health Services, Inc., Class B (1)	1,300	155,337
Unum Group (1)	12,681	422,150
Valeant Pharmaceuticals International, Inc. (1)†	2,574	261,474
Valero Energy Corp. (1)	13,186	932,382
Ventas, Inc. REIT (1)	4,800	270,864
Verizon Communications, Inc.	2,611	121,380
Viacom, Inc., Class B (1)	11,356	467,413
Vornado Realty Trust REIT (1)	1,229	122,851
Wal-Mart Stores, Inc. (1)	24,484	1,500,869
Walt Disney Co./The (1)	2,000	210,160
Wells Fargo & Co. (1)	27,843	1,513,545
Welltower, Inc. REIT (1)	3,000	204,090
Westlake Chemical Corp. (1)	9,461	513,922
Weyerhaeuser Co. REIT (1)	5,685	170,436
Williams Cos., Inc./The (1)	6,415	164,866
Xerox Corp. (1)	42,147	448,023
Xilinx, Inc. (1)	8,223	386,234
Yum! Brands, Inc. (1)	19,707	1,439,596
Zoetis, Inc. (1)	19,615	939,951

		122,763,271

TOTAL COMMON STOCKS (cost $176,492,049)		204,148,697

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
PREFERRED STOCKS - 0.0% (c)

Germany - 0.0% (c)
Porsche Automobil Holding SE
(cost $121,940)	1,510	$81,264

RIGHTS - 0.0% (c)

Singapore - 0.0% (c)
Ascendas Real Estate Investment Trust REIT (3)†(a)
(cost $—)	617	—

WARRANTS - 0.0% (c)

Hong Kong - 0.0% (c)
Sun Hung Kai Properties Ltd. †
(cost $—)	20	5

MONEY MARKET FUNDS - 7.7%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (d)	405	405
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (d)	17,376,565	17,376,565

TOTAL MONEY MARKET FUNDS (cost $17,376,970)		17,376,970

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 97.7% (cost $193,990,959)		221,606,936

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3% (e)		5,279,869

NET ASSETS - 100.0%		$226,886,805

†	Non-income producing security.
(a)	Security fair valued as of December 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Includes appreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$33,897,856	14.9%
Consumer Staples	17,671,286	7.8
Energy	5,219,016	2.3
Financials	45,913,671	20.2
Health Care	36,935,010	16.3
Industrials	23,603,561	10.4
Information Technology	30,774,022	13.6
Materials	4,729,142	2.1
Telecommunication Services	2,985,257	1.3
Utilities	2,501,145	1.1
Money Market Funds	17,376,970	7.7

Total Investments In Securities, At Value	221,606,936	97.7
Other Assets in Excess of Liabilities (e)	5,279,869	2.3

Net Assets	$226,886,805	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contracts outstanding as of December 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index January Futures	01/2016	HKD	33,057,543	$(24,840)
Goldman Sachs	Swiss Market Index March Futures	03/2016	CHF	5,132,306	204,357

					$179,517

Open futures contracts outstanding at December 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
134	Barclays Capital	CAC40 Index Futures	01/2016	$6,716,084	$6,754,792	$38,708
20	Barclays Capital	DAX Index Futures	03/2016	5,710,864	5,853,236	142,372
34	Barclays Capital	Hang Seng Index Futures	01/2016	4,830,324	4,806,033	(24,291)
28	Barclays Capital	IBEX 35 Index Futures	01/2016	2,925,680	2,898,758	(26,922)
		MSCI Singapore Index
41	Barclays Capital	Futures	01/2016	932,746	935,722	2,976
120	Barclays Capital	OMXS30 Index Futures	01/2016	2,008,143	2,058,414	50,271
108	Barclays Capital	SPI 200 Index Futures	03/2016	9,665,646	10,343,094	677,448

				32,789,487	33,650,049	860,562

Short Contracts:
23	Barclays Capital	Amsterdam Index Futures	01/2016	$(2,168,100)	$(2,208,830)	$(40,730)
8	Barclays Capital	FTSE 100 Index Futures	03/2016	(728,698)	(730,967)	(2,269)
27	Barclays Capital	FTSE/MIB Index Futures	03/2016	(3,098,014)	(3,145,782)	(47,768)
119	Barclays Capital	S&P 500 E-Mini Futures	03/2016	(11,965,373)	(12,110,631)	(145,258)
		S&P/Toronto Stock
39	Barclays Capital	Exchange 60 Index Futures	03/2016	(4,231,753)	(4,289,239)	(57,486)
6	Barclays Capital	TOPIX Index Futures	03/2016	(752,514)	(772,495)	(19,981)

				(22,944,452)	(23,257,944)	(313,492)

				$9,845,035	$10,392,105	$547,070

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of December 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/16/16	CitiBank	AUD	10,543,000	$7,595,280	$7,655,250	$59,970
Australian Dollar, Expiring 03/16/16	Credit Suisse International	AUD	10,543,000	7,595,268	7,655,249	59,981
Canadian Dollar, Expiring 03/16/16	CitiBank	CAD	3,205,999	2,371,785	2,317,422	(54,363)
Canadian Dollar, Expiring 03/16/16	Credit Suisse International	CAD	3,553,999	2,622,227	2,568,970	(53,257)
Swiss Franc, Expiring 03/16/16	CitiBank	CHF	3,898,500	3,937,537	3,904,345	(33,192)
Swiss Franc, Expiring 03/16/16	Credit Suisse International	CHF	3,901,500	3,940,462	3,907,349	(33,113)
Danish Krone, Expiring 03/16/16	CitiBank	DKK	217,500	31,889	31,742	(147)
Danish Krone, Expiring 03/16/16	Credit Suisse International	DKK	4,681,500	681,955	683,224	1,269
Euro, Expiring 03/16/16	CitiBank	EUR	7,594,000	8,085,023	8,267,943	182,920
Euro, Expiring 03/16/16	Credit Suisse International	EUR	7,611,000	8,103,561	8,286,452	182,891
British Pound, Expiring 03/16/16	CitiBank	GBP	2,859,000	4,272,939	4,215,246	(57,693)
British Pound, Expiring 03/16/16	Credit Suisse International	GBP	2,921,000	4,365,399	4,306,657	(58,742)
Hong Kong Dollar, Expiring 03/16/16	CitiBank	HKD	4,126,000	532,601	532,689	88
Hong Kong Dollar, Expiring 03/16/16	Credit Suisse International	HKD	4,126,000	532,608	532,690	82
Israeli Shekel, Expiring 03/16/16	CitiBank	ILS	1,290,000	333,539	332,027	(1,512)
Israeli Shekel, Expiring 03/16/16	Credit Suisse International	ILS	1,289,999	333,491	332,027	(1,464)
Japanese Yen, Expiring 03/16/16	CitiBank	JPY	3,698,172,000	30,175,126	30,821,021	645,895
Japanese Yen, Expiring 03/16/16	Credit Suisse International	JPY	3,717,485,000	30,334,481	30,981,978	647,497
Norwegian Krone, Expiring 03/16/16	CitiBank	NOK	27,283,500	3,145,372	3,080,157	(65,215)
Norwegian Krone, Expiring 03/16/16	Credit Suisse International	NOK	27,283,500	3,144,715	3,080,157	(64,558)
New Zealand Dollar, Expiring 03/16/16	CitiBank	NZD	1,327,001	877,277	903,607	26,330
New Zealand Dollar, Expiring 03/16/16	Credit Suisse International	NZD	1,327,000	877,276	903,608	26,332
Swedish Krona, Expiring 03/16/16	CitiBank	SEK	42,787,000	4,933,888	5,079,254	145,366
Swedish Krona, Expiring 03/16/16	Credit Suisse International	SEK	43,126,999	4,973,694	5,119,615	145,921
Singapore Dollar, Expiring 03/16/16	CitiBank	SGD	686,000	486,005	482,669	(3,336)
Singapore Dollar, Expiring 03/16/16	Credit Suisse International	SGD	706,000	500,114	496,740	(3,374)

				$134,783,512	$136,478,088	$1,694,576

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/16/16	CitiBank	AUD	(1,580,500)	$(1,144,411)	$(1,147,597)	$(3,186)
Australian Dollar, Expiring 03/16/16	Credit Suisse International	AUD	(1,771,500)	(1,281,055)	(1,286,282)	(5,227)
Canadian Dollar, Expiring 03/16/16	CitiBank	CAD	(3,161,000)	(2,337,051)	(2,284,895)	52,156
Canadian Dollar, Expiring 03/16/16	Credit Suisse International	CAD	(3,163,000)	(2,338,370)	(2,286,340)	52,030
Swiss Franc, Expiring 03/16/16	CitiBank	CHF	(9,908,500)	(9,851,800)	(9,923,356)	(71,556)
Swiss Franc, Expiring 03/16/16	Credit Suisse International	CHF	(9,908,500)	(9,852,266)	(9,923,356)	(71,090)
Danish Krone, Expiring 03/16/16	CitiBank	DKK	(1,089,000)	(158,367)	(158,930)	(563)
Danish Krone, Expiring 03/16/16	Credit Suisse International	DKK	(1,136,000)	(165,216)	(165,789)	(573)
Euro, Expiring 03/16/16	CitiBank	EUR	(2,700,500)	(2,932,982)	(2,940,161)	(7,179)
Euro, Expiring 03/16/16	Credit Suisse International	EUR	(2,802,500)	(3,043,886)	(3,051,213)	(7,327)
British Pound, Expiring 03/16/16	CitiBank	GBP	(12,114,002)	(18,176,587)	(17,860,611)	315,976
British Pound, Expiring 03/16/16	Credit Suisse International	GBP	(12,114,001)	(18,176,721)	(17,860,610)	316,111
Hong Kong Dollar, Expiring 03/16/16	CitiBank	HKD	(326,000)	(42,076)	(42,089)	(13)
Hong Kong Dollar, Expiring 03/16/16	Credit Suisse International	HKD	(1,658,000)	(213,970)	(214,057)	(87)
Japanese Yen, Expiring 03/16/16	CitiBank	JPY	(941,309,500)	(7,712,126)	(7,844,989)	(132,863)
Japanese Yen, Expiring 03/16/16	Credit Suisse International	JPY	(941,309,500)	(7,712,141)	(7,844,989)	(132,848)
Norwegian Krone, Expiring 03/16/16	CitiBank	NOK	(35,136,500)	(4,035,755)	(3,966,716)	69,039
Norwegian Krone, Expiring 03/16/16	Credit Suisse International	NOK	(35,136,499)	(4,035,756)	(3,966,716)	69,040
New Zealand Dollar, Expiring 03/16/16	CitiBank	NZD	(5,512,000)	(3,662,138)	(3,753,338)	(91,200)
New Zealand Dollar, Expiring 03/16/16	Credit Suisse International	NZD	(5,512,000)	(3,662,120)	(3,753,338)	(91,218)
Swedish Krona, Expiring 03/16/16	CitiBank	SEK	(32,799,500)	(3,870,087)	(3,893,635)	(23,548)
Swedish Krona, Expiring 03/16/16	Credit Suisse International	SEK	(32,815,500)	(3,871,970)	(3,895,534)	(23,564)
Singapore Dollar, Expiring 03/16/16	CitiBank	SGD	(36,000)	(25,398)	(25,330)	68
Singapore Dollar, Expiring 03/16/16	Credit Suisse International	SGD	(36,000)	(25,398)	(25,330)	68

				(108,327,647)	(108,115,201)	212,446

				$26,455,865	$28,362,887	$1,907,022

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$3,342,261	$3,342,261

CitiBank
Cash	(790,000)	—	(790,000)

Credit Suisse International
Cash	(810,000)	—	(810,000)

Goldman Sachs
Cash	(130,000)	—	(130,000)

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 89.9%	SHARES	VALUE (Note 4)
Australia - 4.8%
AMP Ltd.	94,579	$398,506
Asciano Ltd.	84,298	535,941
ASX Ltd.	10,285	316,424
Aurizon Holdings Ltd.	272,767	865,925
Australia & New Zealand Banking Group Ltd.	242,705	4,897,737
Bendigo & Adelaide Bank Ltd.	107,174	927,039
BHP Billiton Ltd.	190,282	2,448,846
Boral Ltd.	140,612	601,194
CIMIC Group Ltd.	62,685	1,099,607
Computershare Ltd.	15,439	129,912
Dexus Property Group REIT	47,299	256,558
Flight Centre Travel Group Ltd.	53,465	1,541,969
Goodman Group REIT	110,663	501,464
GPT Group/The REIT (Escrow) (3)†(a)	143,427	—
GPT Group/The REIT	113,631	393,527
Harvey Norman Holdings Ltd.	337,642	1,020,669
LendLease Group	50,337	519,355
Macquarie Group Ltd.	75,794	4,534,223
Mirvac Group REIT	214,560	307,151
National Australia Bank Ltd.	250,834	5,473,656
Newcrest Mining Ltd. †	41,734	394,896
Qantas Airways Ltd. †	1,708,860	5,065,182
Santos Ltd.	222,832	593,506
Scentre Group REIT	302,378	917,157
Sonic Healthcare Ltd.	63,273	819,205
Stockland REIT	127,919	379,726
Telstra Corp. Ltd.	238,366	968,647
Vicinity Centres REIT	193,958	393,478
Westfield Corp. REIT	118,519	815,401

		37,116,901

Belgium - 1.8%
Ageas	43,860	2,035,713
Delhaize Group	8,535	830,682
Groupe Bruxelles Lambert SA	2,641	225,984
KBC Groep NV	56,290	3,519,598
Proximus	228,954	7,450,376

		14,062,353

Denmark - 2.6%
DSV A/S	16,207	637,967
ISS A/S	9,300	335,234
Novo Nordisk A/S, Class B	187,326	10,845,840
Pandora A/S	41,345	5,212,937
Vestas Wind Systems A/S	44,144	3,082,964

		20,114,942

Finland - 1.3%
Nokia OYJ	208,399	1,474,323
Orion OYJ, Class B	107,666	3,725,059
Stora Enso OYJ, R Shares	98,594	891,501
UPM-Kymmene OYJ	202,242	3,754,687

		9,845,570

France - 9.6%
Airbus Group SE	30,247	2,038,266
Atos SE	10,486	880,326
AXA SA	95,532	2,610,276
BNP Paribas SA	3,518	199,039
Cap Gemini SA	60,063	5,572,982
CNP Assurances	43,334	584,547
Essilor International SA	9,612	1,198,001
Klepierre REIT	3,675	163,353
Lagardere SCA	94,830	2,829,863
Numericable-SFR SAS	5,025	182,548
Orange SA	147,501	2,467,062

	SHARES	VALUE (Note 4)
France - 9.6% (continued)
Peugeot SA †	636,996	$11,165,853
Safran SA	16,958	1,165,062
Sanofi	152,620	13,006,546
SCOR SE	60,067	2,247,571
Societe BIC SA	19,092	3,141,684
Societe Generale SA	116,492	5,368,202
Thales SA	52,059	3,896,602
Unibail-Rodamco SE REIT	7,665	1,946,383
Valeo SA	19,736	3,042,792
Veolia Environnement SA	18,219	432,260
Vinci SA	48,581	3,113,788
Vivendi SA	274,205	5,889,115

		73,142,121

Germany - 8.8%
Allianz SE	52,401	9,237,146
BASF SE	13,201	1,005,627
Bayer AG	29,085	3,632,437
Daimler AG	4,295	358,864
Deutsche Bank AG	38,666	938,991
Deutsche Boerse AG	12,335	1,084,261
Deutsche Lufthansa AG †	297,231	4,681,705
Deutsche Telekom AG	146,467	2,630,643
Evonik Industries AG	56,024	1,853,105
Fresenius Medical Care AG & Co. KGaA	16,917	1,421,613
Fresenius SE & Co. KGaA	21,127	1,504,924
Hannover Rueck SE	49,557	5,658,891
Infineon Technologies AG	63,427	924,684
K+S AG	135,977	3,466,209
LANXESS AG	18,094	832,636
Merck KGaA	83,241	8,059,465
METRO AG	70,345	2,241,004
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	27,458	5,470,654
OSRAM Licht AG	135,851	5,675,718
ProSiebenSat.1 Media SE	81,423	4,107,898
Siemens AG	11,869	1,148,277
United Internet AG	18,957	1,042,240
Vonovia SE	14,469	446,992

		67,423,984

Hong Kong - 2.4%
AIA Group Ltd.	429,400	2,565,701
ASM Pacific Technology Ltd.	14,204	110,898
Cheung Kong Infrastructure Holdings Ltd.	37,827	349,479
Cheung Kong Property Holdings Ltd.	217,462	1,406,758
CLP Holdings Ltd.	108,000	915,409
First Pacific Co., Ltd.	144,000	95,391
Galaxy Entertainment Group Ltd.	348,000	1,090,396
Hong Kong & China Gas Co., Ltd.	399,000	780,859
Hong Kong Exchanges and Clearing Ltd.	66,154	1,685,259
Hysan Development Co., Ltd.	76,000	310,511
Kerry Properties Ltd.	371,000	1,009,628
Li & Fung Ltd.	1,150,000	777,729
Link REIT	139,382	830,979
New World Development Co., Ltd.	1,411,896	1,386,395
NWS Holdings Ltd.	86,000	128,376
PCCW Ltd.	131,000	76,577
Power Assets Holdings Ltd.	80,000	733,404
Sino Land Co., Ltd.	968,000	1,410,140
Swire Pacific Ltd., Class A	41,030	458,310
Techtronic Industries Co., Ltd.	120,500	487,813
Wheelock & Co., Ltd.	60,000	251,771
Yue Yuen Industrial Holdings Ltd.	455,609	1,543,385

		18,405,168

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Italy - 2.4%
Banco Popolare SC †	214,824	$2,960,344
Eni SpA	58,976	876,277
Finmeccanica SpA †	196,275	2,729,059
Intesa Sanpaolo SpA	1,336,300	4,437,853
Mediobanca SpA	205,679	1,971,651
Prysmian SpA	247,045	5,397,719

		18,372,903

Japan - 21.6%
AEON Financial Service Co., Ltd.	10,100	225,621
Ajinomoto Co., Inc.	12,000	284,109
Alfresa Holdings Corp.	99,200	1,959,229
Alps Electric Co., Ltd.	21,500	583,037
Amada Holdings Co., Ltd.	22,200	211,848
Astellas Pharma, Inc.	283,800	4,040,110
Bandai Namco Holdings, Inc.	98,300	2,076,797
Bank of Yokohama Ltd./The	52,000	318,739
Bridgestone Corp.	9,600	329,294
Central Japan Railway Co.	1,200	213,041
Chubu Electric Power Co., Inc.	71,200	974,994
Dai-ichi Life Insurance Co., Ltd./The	152,400	2,535,584
Daiichi Sankyo Co., Ltd.	91,600	1,890,597
Daito Trust Construction Co., Ltd.	5,187	599,153
Daiwa House Industry Co., Ltd.	17,295	497,168
Dentsu, Inc.	3,900	213,378
Eisai Co., Ltd.	8,700	575,512
Fuji Heavy Industries Ltd.	106,121	4,371,790
FUJIFILM Holdings Corp.	41,043	1,712,827
Fujitsu Ltd.	75,000	374,334
Fukuoka Financial Group, Inc.	42,000	208,262
GungHo Online Entertainment, Inc.	71,000	192,881
Hachijuni Bank Ltd./The	109,000	667,079
Hakuhodo DY Holdings, Inc.	75,900	821,204
Hitachi High-Technologies Corp.	40,500	1,095,246
Hokuhoku Financial Group, Inc.	125,000	254,818
Hoya Corp.	77,400	3,165,086
Hulic Co., Ltd.	16,200	142,245
Isetan Mitsukoshi Holdings Ltd.	85,600	1,116,313
Isuzu Motors Ltd.	33,000	355,497
J Front Retailing Co., Ltd.	13,300	193,350
Japan Airlines Co., Ltd.	140,300	5,021,744
Japan Real Estate Investment Corp. REIT	84	407,630
Japan Retail Fund Investment Corp. REIT	149	286,658
Japan Tobacco, Inc.	87,000	3,194,098
JTEKT Corp.	70,870	1,160,006
Kajima Corp.	235,000	1,398,590
Kamigumi Co., Ltd.	24,000	206,635
Kaneka Corp.	22,000	228,674
Kao Corp.	39,000	2,004,161
Kobe Steel Ltd.	298,000	323,782
Koito Manufacturing Co., Ltd.	14,800	606,910
Konica Minolta, Inc.	340,900	3,414,175
Kyowa Hakko Kirin Co., Ltd.	64,000	1,007,018
Marui Group Co., Ltd.	17,000	276,634
Mazda Motor Corp.	18,100	373,489
Medipal Holdings Corp.	156,000	2,658,864
MEIJI Holdings Co., Ltd.	58,000	4,790,779
Mitsubishi Chemical Holdings Corp.	72,300	458,723
Mitsubishi Electric Corp.	180,000	1,889,432
Mitsubishi Estate Co., Ltd.	77,020	1,601,503
Mitsubishi Motors Corp.	199,500	1,687,877
Mitsubishi Tanabe Pharma Corp.	66,900	1,152,596
Mitsubishi UFJ Financial Group, Inc.	848,991	5,258,862

	SHARES	VALUE (Note 4)
Japan - 21.6% (continued)
Mitsui Chemicals, Inc.	370,000	$1,640,953
Mitsui Fudosan Co., Ltd.	59,205	1,485,920
Mixi, Inc.	95,500	3,572,025
Mizuho Financial Group, Inc.	1,401,300	2,802,600
MS&AD Insurance Group Holdings, Inc.	236,100	6,923,556
Murata Manufacturing Co., Ltd.	15,600	2,244,548
Nexon Co., Ltd.	259,000	4,213,344
NHK Spring Co., Ltd.	155,400	1,558,085
Nintendo Co., Ltd.	18,200	2,502,684
Nippon Building Fund, Inc. REIT	84	401,398
Nippon Express Co., Ltd.	591,000	2,777,242
Nippon Telegraph & Telephone Corp.	38,038	1,513,841
Nippon Yusen KK	709,000	1,718,398
Nitto Denko Corp.	24,600	1,795,940
NOK Corp.	83,600	1,952,967
Nomura Holdings, Inc.	597,600	3,328,665
Nomura Real Estate Holdings, Inc.	8,000	148,418
NTT DOCOMO, Inc.	80,900	1,659,388
Obayashi Corp.	110,000	1,014,992
ORIX Corp.	207,200	2,906,698
Panasonic Corp.	127,600	1,293,547
Rakuten, Inc.	92,700	1,067,696
Santen Pharmaceutical Co., Ltd.	28,000	460,976
Sekisui House Ltd.	32,000	538,040
Shimadzu Corp.	118,000	1,975,311
Shimamura Co., Ltd.	6,000	702,655
Shimizu Corp.	74,000	603,413
Shionogi & Co., Ltd.	138,500	6,264,387
SoftBank Group Corp.	5,600	282,634
Sompo Japan Nipponkoa Holdings, Inc.	68,100	2,236,043
Sony Corp.	189,100	4,647,472
Sumitomo Chemical Co., Ltd.	573,000	3,290,794
Sumitomo Heavy Industries Ltd.	274,000	1,228,303
Sumitomo Mitsui Financial Group, Inc.	38,136	1,439,293
Sumitomo Realty & Development Co., Ltd.	24,261	692,474
Suzuken Co., Ltd.	57,640	2,190,445
T&D Holdings, Inc.	107,800	1,422,263
TDK Corp.	6,400	409,881
Teijin Ltd.	887,000	3,022,778
Tokio Marine Holdings, Inc.	52,600	2,031,655
Tokyo Electric Power Co., Inc. †	791,900	4,559,964
Tokyu Fudosan Holdings Corp.	26,483	165,992
Toyota Motor Corp.	33,878	2,086,174
West Japan Railway Co.	31,800	2,198,113
Yamaha Corp.	81,000	1,956,505
Yamazaki Baking Co., Ltd.	32,000	719,545

		165,255,998

Netherlands - 2.7%
Aegon NV	35,866	202,839
ASML Holding NV	19,567	1,738,558
Boskalis Westminster	24,796	1,011,483
Heineken NV	15,576	1,327,339
ING Groep NV CVA	247,726	3,351,742
Koninklijke Ahold NV	348,862	7,358,702
Koninklijke Vopak NV	4,923	212,008
NN Group NV	30,998	1,093,700
Randstad Holding NV	4,441	276,547
Wolters Kluwer NV	132,393	4,446,225

		21,019,143

Singapore - 0.3%
Ascendas Real Estate Investment Trust REIT	123,637	198,148
CapitaLand Commercial Trust Ltd. REIT	120,000	113,854
CapitaLand Mall Trust REIT	145,994	198,098
ComfortDelGro Corp. Ltd.	207,800	444,957

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Singapore - 0.3% (continued)
Sembcorp Industries Ltd.	60,017	$128,645
Singapore Airlines Ltd.	43,800	345,121
Singapore Exchange Ltd.	52,472	283,790
Singapore Technologies Engineering Ltd.	93,265	197,152
UOL Group Ltd.	28,000	122,714

		2,032,479

South Africa - 0.4%
Investec PLC	176,451	1,244,156
Mondi PLC	74,081	1,452,042

		2,696,198

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	28,084	821,668
Banco Bilbao Vizcaya Argentaria SA	25,261	184,577
Banco Santander SA	522,409	2,569,924
Endesa SA	24,668	495,571
Ferrovial SA	65,564	1,482,613
Iberdrola SA	390,122	2,765,564
Industria de Diseno Textil SA	88,308	3,033,745

		11,353,662

Sweden - 3.2%
Boliden AB	121,644	2,038,047
Electrolux AB, Series B	181,986	4,390,851
Husqvarna AB, B Shares	349,120	2,303,982
Investor AB, B Shares	19,364	711,630
Skanska AB, B Shares	80,133	1,554,068
Svenska Cellulosa AB SCA, Class B	220,701	6,395,940
Swedish Match AB	160,839	5,683,633
Telefonaktiebolaget LM Ericsson, B Shares	170,974	1,648,413

		24,726,564

Switzerland - 8.4%
Actelion Ltd. †	5,886	817,822
Adecco SA †	16,681	1,141,693
Baloise Holding AG	2,019	255,885
Coca-Cola HBC AG †	36,480	776,866
Credit Suisse Group AG †	181,284	3,905,213
Glencore PLC †	702,774	931,266
Julius Baer Group Ltd. †	18,979	918,150
Lonza Group AG †	41,130	6,689,174
Nestle SA	230,706	17,126,518
Novartis AG	120,694	10,382,011
Roche Holding AG	33,065	9,162,590
Sika AG	72	260,193
Swiss Life Holding AG †	18,222	4,908,093
Swiss Re AG	48,536	4,740,332
Wolseley PLC	10,587	575,011
Zurich Insurance Group AG †	6,111	1,569,916

		64,160,733

United Kingdom - 18.1%
3i Group PLC	59,955	424,710
ARM Holdings PLC	78,966	1,203,602
AstraZeneca PLC	86,984	5,875,539
Aviva PLC	167,647	1,272,521
Barclays PLC	2,406,325	7,745,406
Barratt Developments PLC	23,899	220,222
BG Group PLC	191,456	2,775,315
BP PLC	498,265	2,589,326
British American Tobacco PLC	86,354	4,795,586
British Land Co. PLC/The REIT	57,695	667,581
BT Group PLC	1,269,160	8,812,509
Direct Line Insurance Group PLC	893,087	5,353,263
easyJet PLC	122,399	3,139,165

	SHARES	VALUE (Note 4)
United Kingdom - 18.1% (continued)
Fiat Chrysler Automobiles NV †	152,157	$2,113,135
GlaxoSmithKline PLC	165,094	3,334,212
Hammerson PLC REIT	28,872	255,239
HSBC Holdings PLC	962,623	7,599,154
ICAP PLC	148,175	1,112,214
Imperial Tobacco Group PLC	185,881	9,817,799
International Consolidated Airlines Group SA	714,875	6,407,558
Kingfisher PLC	617,663	2,991,641
Land Securities Group PLC REIT	47,078	816,099
Lloyds Banking Group PLC	790,194	850,245
Marks & Spencer Group PLC	91,774	611,049
Persimmon PLC †	289,889	8,648,358
Prudential PLC	12,261	276,234
Randgold Resources Ltd.	3,761	231,703
Reckitt Benckiser Group PLC	38,287	3,542,556
RELX PLC	63,746	1,124,219
Rio Tinto Ltd.	25,795	834,199
Royal Bank of Scotland Group PLC †	389,624	1,731,903
Royal Dutch Shell PLC, A Shares	195,577	4,429,655
Royal Dutch Shell PLC, B Shares	146,511	3,339,122
Royal Mail PLC	72,276	473,399
SABMiller PLC	54,502	3,260,529
Sage Group PLC/The	156,415	1,389,758
Schroders PLC	19,386	849,087
Shire PLC	46,123	3,164,379
Standard Chartered PLC	230,141	1,909,515
Taylor Wimpey PLC	1,632,213	4,879,278
Travis Perkins PLC	49,950	1,449,073
Unilever NV CVA	11,843	515,860
Unilever PLC	76,998	3,302,610
Vodafone Group PLC	2,443,437	7,923,496
William Hill PLC	248,732	1,451,624
WPP PLC	146,920	3,379,422

		138,889,069

TOTAL COMMON STOCKS (cost $643,491,122)		688,617,788

PREFERRED STOCKS - 0.1%

Germany - 0.1%
Porsche Automobil Holding SE	9,553	514,118
Volkswagen AG	2,139	308,827

TOTAL PREFERRED STOCKS (cost $969,234)		822,945

RIGHTS - 0.0% (b)

Singapore - 0.0% (b)
Ascendas Real Estate Investment Trust REIT (3)†(a)
(cost $—)	4,636	—

MONEY MARKET FUNDS - 7.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.129% (c)	51,823,898	51,823,898
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.070% (c)(d)	5,860,294	5,860,294

TOTAL MONEY MARKET FUNDS (cost $57,684,192)		57,684,192

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.5%
(cost $702,144,548)		$747,124,925

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5% (e)		19,317,720

NET ASSETS - 100.0%		$766,442,645

†	Non-income producing security.
(a)	Security fair valued as of December 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$102,005,088	13.3%
Consumer Staples	77,968,318	10.2
Energy	14,815,209	1.9
Financials	179,973,916	23.6
Health Care	109,003,636	14.2
Industrials	83,828,989	10.9
Information Technology	38,405,988	5.0
Materials	31,757,795	4.1
Telecommunication Services	39,674,289	5.2
Utilities	12,007,505	1.6
Money Market Funds	57,684,192	7.5

Total Investments In Securities, At Value	747,124,925	97.5
Other Assets in Excess of Liabilities (e)	19,317,720	2.5

Net Assets	$766,442,645	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of December 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index January Futures	01/2016	HKD	42,972,226	$(31,959)
Goldman Sachs	Swiss Market Index March Futures	03/2016	CHF	(16,574,823)	(659,971)

					$(691,930)

Open futures contracts outstanding at December 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
461	Barclays Capital	CAC40 Index Futures	01/2016	$23,089,997	$23,238,502	$148,505
58	Barclays Capital	DAX Index Futures	03/2016	16,518,933	16,974,382	455,449
243	Barclays Capital	Hang Seng Index Futures	01/2016	34,525,146	34,349,004	(176,142)
213	Barclays Capital	IBEX 35 Index Futures	01/2016	22,224,912	22,051,265	(173,647)
332	Barclays Capital	MSCI Singapore Index Futures	01/2016	7,552,373	7,577,064	24,691
396	Barclays Capital	SPI 200 Index Futures	03/2016	35,432,983	37,924,679	2,491,696

				139,344,344	142,114,896	2,770,552

Short Contracts:
63	Barclays Capital	Amsterdam Index Futures	01/2016	$(5,933,308)	$(6,050,274)	$(116,966)
349	Barclays Capital	FTSE 100 Index Futures	03/2016	(30,744,523)	(31,888,449)	(1,143,926)
94	Barclays Capital	FTSE/MIB Index Futures	03/2016	(10,785,856)	(10,951,984)	(166,128)
147	Barclays Capital	OMXS30 Index Futures	01/2016	(2,481,674)	(2,521,557)	(39,883)
123	Barclays Capital	TOPIX Index Futures	03/2016	(15,672,526)	(15,836,141)	(163,615)

				(65,617,887)	(67,248,405)	(1,630,518)

				$73,726,457	$74,866,491	$1,140,034

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of December 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/16/16	CitiBank	AUD	19,570,550	$14,122,867	$14,210,131	$87,264
Australian Dollar, Expiring 03/16/16	Credit Suisse International	AUD	19,570,550	14,122,835	14,210,133	87,298
Swiss Franc, Expiring 03/16/16	CitiBank	CHF	520,000	517,988	520,780	2,792
Swiss Franc, Expiring 03/16/16	Credit Suisse International	CHF	2,560,000	2,584,352	2,563,838	(20,514)
Danish Krone, Expiring 03/16/16	CitiBank	DKK	597,000	86,373	87,127	754
Danish Krone, Expiring 03/16/16	Credit Suisse International	DKK	597,000	86,464	87,127	663
Euro, Expiring 03/16/16	CitiBank	EUR	19,858,200	21,148,266	21,620,552	472,286
Euro, Expiring 03/16/16	Credit Suisse International	EUR	19,858,200	21,148,173	21,620,552	472,379
British Pound, Expiring 03/16/16	CitiBank	GBP	1,019,000	1,536,326	1,502,390	(33,936)
British Pound, Expiring 03/16/16	Credit Suisse International	GBP	4,791,000	7,222,030	7,063,742	(158,288)
Hong Kong Dollar, Expiring 03/16/16	CitiBank	HKD	20,479,000	2,643,522	2,643,949	427
Hong Kong Dollar, Expiring 03/16/16	Credit Suisse International	HKD	20,479,000	2,643,560	2,643,949	389
Israeli Shekel, Expiring 03/16/16	CitiBank	ILS	11,424,500	2,953,617	2,940,504	(13,113)
Israeli Shekel, Expiring 03/16/16	Credit Suisse International	ILS	11,424,500	2,953,344	2,940,504	(12,840)
Japanese Yen, Expiring 03/16/16	CitiBank	JPY	12,761,599,900	104,211,207	106,356,745	2,145,538
Japanese Yen, Expiring 03/16/16	Credit Suisse International	JPY	12,761,599,900	104,211,206	106,356,745	2,145,539
Swedish Krona, Expiring 03/16/16	CitiBank	SEK	101,573,500	11,716,776	12,057,812	341,036
Swedish Krona, Expiring 03/16/16	Credit Suisse International	SEK	101,573,500	11,716,683	12,057,812	341,129
Singapore Dollar, Expiring 03/16/16	CitiBank	SGD	5,550,150	3,932,056	3,905,088	(26,968)
Singapore Dollar, Expiring 03/16/16	Credit Suisse International	SGD	5,550,150	3,932,051	3,905,088	(26,963)

				$333,489,696	$339,294,568	$5,804,872

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/16/16	CitiBank	AUD	(11,960,500)	$(8,682,570)	$(8,684,492)	$(1,922)
Australian Dollar, Expiring 03/16/16	Credit Suisse International	AUD	(11,960,500)	(8,683,219)	(8,684,492)	(1,273)
Swiss Franc, Expiring 03/16/16	CitiBank	CHF	(30,478,400)	(30,557,892)	(30,524,097)	33,795
Swiss Franc, Expiring 03/16/16	Credit Suisse International	CHF	(30,478,400)	(30,557,892)	(30,524,097)	33,795
Danish Krone, Expiring 03/16/16	CitiBank	DKK	(19,624,000)	(2,857,125)	(2,863,950)	(6,825)
Danish Krone, Expiring 03/16/16	Credit Suisse International	DKK	(19,624,000)	(2,856,967)	(2,863,950)	(6,983)
Euro, Expiring 03/16/16	CitiBank	EUR	(4,392,500)	(4,749,047)	(4,782,320)	(33,273)
Euro, Expiring 03/16/16	Credit Suisse International	EUR	(4,392,500)	(4,749,047)	(4,782,320)	(33,273)
British Pound, Expiring 03/16/16	CitiBank	GBP	(45,797,350)	(68,687,280)	(67,522,582)	1,164,698
British Pound, Expiring 03/16/16	Credit Suisse International	GBP	(45,797,350)	(68,687,786)	(67,522,582)	1,165,204
Hong Kong Dollar, Expiring 03/16/16	CitiBank	HKD	(388,000)	(50,076)	(50,093)	(17)
Hong Kong Dollar, Expiring 03/16/16	Credit Suisse International	HKD	(388,000)	(50,071)	(50,093)	(22)
Japanese Yen, Expiring 03/16/16	CitiBank	JPY	(277,551,000)	(2,270,718)	(2,313,144)	(42,426)
Japanese Yen, Expiring 03/16/16	Credit Suisse International	JPY	(731,832,000)	(6,010,450)	(6,099,178)	(88,728)
Swedish Krona, Expiring 03/16/16	CitiBank	SEK	(120,547,000)	(14,217,314)	(14,310,160)	(92,846)
Swedish Krona, Expiring 03/16/16	Credit Suisse International	SEK	(156,684,000)	(18,479,700)	(18,599,991)	(120,291)
Singapore Dollar, Expiring 03/16/16	CitiBank	SGD	(210,500)	(148,656)	(148,107)	549
Singapore Dollar, Expiring 03/16/16	Credit Suisse International	SGD	(210,500)	(148,657)	(148,107)	550

				(272,444,467)	(270,473,755)	1,970,712

				$61,045,229	$68,820,813	$7,775,584

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at December 31, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$12,962,999	$12,962,999

CitiBank
Cash	(3,000,000)	—	(3,000,000)

Credit Suisse International
Cash	(2,800,000)	—	(2,800,000)

Goldman Sachs
Money Market Funds	4,990,000	—	4,990,000

See notes to Schedule of Investments.

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2015, the Trust consists of thirty-three active series, twenty of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund. The remaining active series, which have a fiscal year-end of December 31st, are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation.

Each of the Funds offer Class I, N and R6 shares. The AQR Global Equity Fund and AQR International Equity Fund also offer Class Y shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash valued at 102% to 105% of the market value of the securities on loan. The Funds invest cash collateral in money market funds as indicated on the Schedule of Investments. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Loans are subject to termination by the Funds or the borrower at any time. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period.

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on derivative instruments. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government and other securities or money market funds as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of the Fund’s collateral in the custodian account helps mitigate counterparty risk.

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which have been invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board.

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser has established a Valuation Committee (the “VC”) whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and determine in good faith the fair value of portfolio holdings after consideration of all relevant factors. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 60 days are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of estimated future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,294,623,224	$—	$—	$1,294,623,224
Money Market Funds	—	66,881,066	—	66,881,066
Futures Contracts*	41,736	—	—	41,736

Total Assets	$1,294,664,960	$66,881,066	$—	$1,361,546,026

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$176,411,543	$—	$—	$176,411,543
Securities Lending Collateral	—	17,766,536	—	17,766,536
Money Market Funds	—	2,881,900	—	2,881,900

Total Assets	$176,411,543	$20,648,436	$—	$197,059,979

LIABILITIES
Futures Contracts*	$(1,151)	$—	$—	$(1,151)

Total Liabilities	$(1,151)	$—	$—	$(1,151)

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$10,669,469	$296,633,658	$—	$307,303,127
Exchange Traded Funds†	9,338,136	—	—	9,338,136
Money Market Funds	—	6,238,899	—	6,238,899

Total Assets	$20,007,605	$302,872,557	$—	$322,880,162

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$28,624,867	$157,108,289	$2,002,069	$187,735,225
Exchange Traded Funds†	3,402,354	—	—	3,402,354
Preferred Stocks†	3,075,310	—	—	3,075,310
Securities Lending Collateral	—	10,467,360	—	10,467,360
Money Market Funds	—	2,606,814	—	2,606,814

Total Assets	$35,102,531	$170,182,463	$2,002,069	$207,287,063

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$55,436,046	$—	$—	$55,436,046
Exchange Traded Funds	1,144,027	—	—	1,144,027
Money Market Funds	—	4,769,957	—	4,769,957

Total Assets	$56,580,073	$4,769,957	$—	$61,350,030

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$5,612,159	$—	$—	$5,612,159
Exchange Traded Funds	297,251	—	—	297,251
Securities Lending Collateral	—	418,911	—	418,911
Money Market Funds	—	546,788	—	546,788

Total Assets	$5,909,410	$965,699	$—	$6,875,109

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$2,332,376	$56,003,933	$—	$58,336,309
Exchange Traded Funds†	72,909	—	—	72,909

Total Assets	$2,405,285	$56,003,933	$—	$58,409,218

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$25,768,633	$138,682,343	$1,851,670	$166,302,646
Exchange Traded Funds†	3,493,388	—	—	3,493,388
Preferred Stocks†	2,654,668	—	—	2,654,668
Securities Lending Collateral	—	7,918,474	—	7,918,474
Money Market Funds	—	3,997,843	—	3,997,843

Total Assets	$31,916,689	$150,598,660	$1,851,670	$184,367,019

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,003,147,377	$—	$—	$1,003,147,377
Money Market Funds	—	26,060,406	—	26,060,406

Total Assets	$1,003,147,377	$26,060,406	$—	$1,029,207,783

LIABILITIES
Futures Contracts*	$(152,114)	$—	$—	$(152,114)

Total Liabilities	$(152,114)	$—	$—	$(152,114)

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$328,445,655	$19,825	$—	$328,465,480
Rights	—	—	10,249	10,249
Securities Lending Collateral	—	43,522,018	—	43,522,018
Warrants†	—	—	27	27
Money Market Funds	—	10,487,768	—	10,487,768
Futures Contracts*	43,966	—	—	43,966

Total Assets	$328,489,621	$54,029,611	$10,276	$382,529,508

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$14,117,955	$312,538,518	$36,314	$326,692,787
Money Market Funds	—	9,456,079	—	9,456,079
Futures Contracts*	106,496	—	—	106,496

Total Assets	$14,224,451	$321,994,597	$36,314	$336,255,362

AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$1,387,346	$6,123,226	$117,976	$7,628,548
Exchange Traded Funds†	146,850	—	—	146,850
Preferred Stocks†	40,067	—	—	40,067
Securities Lending Collateral	—	377,233	—	377,233
Money Market Funds	—	71,723	—	71,723

Total Assets	$1,574,263	$6,572,182	$117,976	$8,264,421

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$133,288,887	$—	$—	$133,288,887
Money Market Funds	—	4,034,069	—	4,034,069

Total Assets	$133,288,887	$4,034,069	$—	$137,322,956

LIABILITIES
Futures Contracts*	$(9,489)	$—	$—	$(9,489)

Total Liabilities	$(9,489)	$—	$—	$(9,489)

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$23,945,991	$—	$—	$23,945,991
Exchange Traded Funds	657,733	—	—	657,733
Securities Lending Collateral	—	2,927,755	—	2,927,755

Total Assets	$24,603,724	$2,927,755	$—	$27,531,479

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$4,167,603	$71,257,933	$1,265	$75,426,801
Exchange Traded Funds†	3,396,396	—	—	3,396,396
Money Market Funds	—	1,096,599	—	1,096,599

Total Assets	$7,563,999	$72,354,532	$1,265	$79,919,796

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$355,893,965	$—	$—		$355,893,965
Money Market Funds	—	44,398,919	—		44,398,919

Total Assets	$355,893,965	$44,398,919	$—		$400,292,884

LIABILITIES
Futures Contracts*	$(114,477)	$—	$—		$(114,477)

Total Liabilities	$(114,477)	$—	$—		$(114,477)

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$3,867,544	$31,576,533	$—		$35,444,077
Exchange Traded Funds†	1,842,224	—	—		1,842,224
Preferred Stocks†	—	161,154	—		161,154
Money Market Funds	—	688,941	—		688,941

Total Assets	$5,709,768	$32,426,628	$—		$38,136,396

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$8,151,469	$22,843,323	$—		$30,994,792
Preferred Stocks†	53,515	—	—		53,515
Securities Lending Collateral	—	1,819,901	—		1,819,901
Money Market Funds	—	970,161	—		970,161

Total Assets	$8,204,984	$25,633,385	$—		$33,838,369

LIABILITIES
Futures Contracts*	$(8,837)	$—	$—		$(8,837)

Total Liabilities	$(8,837)	$—	$—		$(8,837)

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$128,059,179	$76,089,518	$—	(a)	$204,148,697
Preferred Stocks†	—	81,264	—		81,264
Rights†	—	—	—	(a)	— (a)
Warrants†	—	5	—		5
Money Market Funds	—	17,376,970	—		17,376,970
Futures Contracts*	547,070	—	—		547,070
Forward Foreign Currency Exchange Contracts*	—	2,999,030	—		2,999,030
Total Return Swap Contracts*	—	204,357	—		204,357

Total Assets	$128,606,249	$96,751,144	$—	(a)	$225,357,393

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(1,092,008)	$—		$(1,092,008)
Total Return Swap Contracts*	—	(24,840)	—		(24,840)

Total Liabilities	$—	$(1,116,848)	$—		$(1,116,848)

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$—	$688,617,788	$—	(a)	$688,617,788
Preferred Stocks†	—	822,945	—		822,945
Rights†	—	—	—	(a)	— (a)
Money Market Funds	—	57,684,192	—		57,684,192
Futures Contracts*	1,140,034	—	—		1,140,034
Forward Foreign Currency Exchange Contracts*	—	8,496,085	—		8,496,085

Total Assets	$1,140,034	$755,621,010	$—	(a)	$756,761,044

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(720,501)	$—		$(720,501)
Total Return Swap Contracts*	—	(691,930)	—		(691,930)

Total Liabilities	$—	$(1,412,431)	$—		$(1,412,431)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. During the period ended December 31, 2015, the amount transferred from Level 2 into Level 1 for the AQR Large Cap Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Emerging Momentum Style Fund, and AQR Global Equity Fund was $1,484,891, $1,175,678, $102,738, $53,201 and $969,618, respectively. The amount of investments transferred between Level 1 and Level 2 for the AQR Large Cap Momentum Style Fund and AQR TM Large Cap Momentum Style Fund is considered quantitatively insignificant. There were no transfers of investments between levels for any of the remaining Funds.

There were no Level 3 securities held at period end, except where noted in AQR Emerging Multi-Style Fund, AQR TM Emerging Multi-Style Fund and AQR Emerging Momentum Style Fund. Securities classified as Level 3 in the Schedules of Investments are considered quantitatively insignificant in the aggregate for AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund.

The following table includes a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR EMERGING MULTI-STYLE FUND	COMMON STOCK
Balance as of September 30, 2015	$13,254
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	533,652
Purchases[1]	131,139
Sales[2]	—
Transfers in to Level 3	1,324,024
Transfers out of Level 3	—

Balance as of December 31, 2015	$2,002,069
Change in Unrealized appreciation/(depreciation)for securities still held at December 31, 2015	$550,285

AQR TM EMERGING MULTI-STYLE FUND	COMMON STOCK
Balance as of September 30, 2015	$—
Accrued discounts/(premiums)	—
Realized gain/(loss)	(13,252)
Change in unrealized appreciation/(depreciation)	403,844
Purchases[1]	1,400,694
Sales[2]	(97,500)
Transfers in to Level 3	157,884
Transfers out of Level 3	—

Balance as of December 31, 2015	$1,851,670
Change in Unrealized appreciation/(depreciation) for securities still held at December 31, 2015	$468,250

AQR EMERGING MOMENTUM STYLE FUND	COMMON STOCK
Balance as of September 30, 2015	$56,058
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	6,682
Purchases[1]	32,743
Sales[2]	—
Transfers in to Level 3	44,256
Transfers out of Level 3	(21,763)

Balance as of December 31, 2015	$117,976
Change in Unrealized appreciation/(depreciation)for securities still held at December 31, 2015	$11,496

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended December 31, 2015 for the AQR Emerging Multi-Style Fund and AQR Emerging Momentum Style Fund:

Quantitative Information about Level 3 Fair Value Measurements*

INVESTMENT TYPE	FAIR VALUE AT 12/31/2015	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/RANGE	WEIGHTED AVERAGE

Common Stock	$12,015	Fundamental Analysis	Beta	0.17%	N/A

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At December 31, 2015, the value of these securities was $1,990,054. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

INVESTMENT TYPE	FAIR VALUE AT 12/31/2015	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/RANGE	WEIGHTED AVERAGE

Common Stock	$18,023	Fundamental Analysis	Beta	0.17%	N/A

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At December 31, 2015, the value of these securities was $99,953. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

5. Federal Income Tax Matters

At December 31, 2015, the cost of security positions and aggregate gross unrealized appreciation (depreciation) of investments for Federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Large Cap Multi-Style Fund	$1,348,459,595	$67,547,438	$(54,502,743)	$13,044,695

AQR Small Cap Multi-Style Fund	200,526,872	4,652,757	(8,119,650)	(3,466,893)

AQR International Multi-Style Fund	328,671,274	9,244,878	(15,035,990)	(5,791,112)

AQR Emerging Multi-Style Fund	236,143,198	1,801,395	(30,657,530)	(28,856,135)

AQR TM Large Cap Multi-Style Fund	62,305,610	1,116,964	(2,072,544)	(955,580)

AQR TM Small Cap Multi-Style Fund	7,026,219	220,545	(371,655)	(151,110)

AQR TM International Multi-Style Fund	59,915,599	1,631,769	(3,138,150)	(1,506,381)

AQR TM Emerging Multi-Style Fund	197,112,294	2,513,521	(15,258,796)	(12,745,275)

AQR Large Cap Momentum Style Fund	867,512,184	177,328,488	(15,632,889)	161,695,599

AQR Small Cap Momentum Style Fund	344,124,480	52,549,944	(14,188,882)	38,361,062

AQR International Momentum Style Fund	315,975,553	31,656,973	(11,483,660)	20,173,313

AQR Emerging Momentum Style Fund	8,747,951	289,299	(772,829)	(483,530)

AQR TM Large Cap Momentum Style Fund	121,423,918	19,030,948	(3,131,910)	15,899,038

AQR TM Small Cap Momentum Style Fund	25,875,881	3,075,700	(1,420,102)	1,655,598

AQR TM International Momentum Style Fund	78,124,588	5,684,577	(3,889,369)	1,795,208

AQR Large Cap Defensive Style Fund	366,165,164	38,481,328	(4,353,608)	34,127,720

AQR International Defensive Style Fund	38,448,842	2,886,091	(3,198,537)	(312,446)

AQR Emerging Defensive Style Fund	37,681,529	1,051,842	(4,895,002)	(3,843,160)

AQR Global Equity Fund	195,336,402	32,390,529	(6,119,995)	26,270,534

AQR International Equity Fund	704,582,383	78,395,650	(35,853,108)	42,542,542

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

6. Derivative Instruments and Activities

Certain funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at December 31, 2015, are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended December 31, 2015 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$41,736	$—	$—	$—	$—	$—
AQR Small Cap Multi-Style Fund	—	—	—	1,151	—	—
AQR Large Cap Momentum Style Fund	—	—	—	152,114	—	—
AQR Small Cap Momentum Style Fund	43,966	—	—	—	—	—
AQR International Momentum Style Fund	106,496	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	9,489	—	—
AQR Large Cap Defensive Style Fund	—	—	—	114,477	—	—
AQR Emerging Defensive Style Fund	—	—	—	8,837	—	—
AQR Global Equity Fund	911,775	204,357	—	364,705	24,840	—
AQR International Equity Fund	3,120,341	—	—	1,980,307	691,930	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	2,999,030	—	—	1,092,008
AQR International Equity Fund	—	—	8,496,085	—	—	720,501

Netting:
AQR Global Equity Fund	(364,705)	(24,840)	(1,092,008)	(364,705)	(24,840)	(1,092,008)
AQR International Equity Fund	(1,980,307)	—	(720,501)	(1,980,307)	—	(720,501)

Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	41,736	—	—	—	—	—
AQR Small Cap Multi-Style Fund	—	—	—	1,151	—	—
AQR Large Cap Momentum Style Fund	—	—	—	152,114	—	—
AQR Small Cap Momentum Style Fund	43,966	—	—	—	—	—
AQR International Momentum Style Fund	106,496	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	9,489	—	—
AQR Large Cap Defensive Style Fund	—	—	—	114,477	—	—
AQR Emerging Defensive Style Fund	—	—	—	8,837	—	—
AQR Global Equity Fund	547,070	179,517	1,907,022	—	—	—
AQR International Equity Fund	1,140,034	—	7,775,584	—	691,930	—

7. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

8. New Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820)—Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). The amendment removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the Net Asset Value per Share practical expedient. The Funds are required to apply ASU 2015-07 for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Management is currently evaluating the impact of ASU 2015-07.

In September 2015, the FASB issued ASU No. 2015-15, Interest-Imputation of Interest (Subtopic 835-30)—Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements. The amendment clarifies that the SEC would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement.

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

9. Subsequent Events

The Funds have evaluated subsequent events through the date of the issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
February 26, 2016

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
February 26, 2016